UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree U.S. AI Enhanced Value Fund

Ticker: AIVL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$388,749,152
  # of Portfolio Holdings103
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Teledyne Technologies, Inc.	3.2%
U.S. Bancorp	3.2%
RTX Corp.	3.1%
Comcast Corp.	3.1%
Medtronic PLC	3.1%
NiSource, Inc.	3.0%
Bank of America Corp.	2.9%
Exxon Mobil Corp.	2.9%
Roper Technologies, Inc.	2.6%
Fortive Corp.	2.6%

Sector Breakdown (% of Net Assets)

Financials	20.0%
Industrials	18.6%
Information Technology	14.2%
Health Care	13.0%
Utilities	8.1%
Energy	6.1%
Consumer Discretionary	4.9%
Consumer Staples	4.6%
Real Estate	3.4%
Communication Services	3.1%
Other Sectors	3.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. AI Enhanced Value Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: AIVL

AIVL - 092025

WisdomTree U.S. High Dividend Fund

Ticker: DHS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,294,439,930
  # of Portfolio Holdings366
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Johnson & Johnson	6.0%
Philip Morris International, Inc.	5.5%
AbbVie, Inc.	5.4%
Exxon Mobil Corp.	4.9%
Altria Group, Inc.	4.4%
Chevron Corp.	3.9%
PepsiCo, Inc.	3.5%
AT&T, Inc.	3.5%
International Business Machines Corp.	2.7%
Gilead Sciences, Inc.	2.6%

Sector Breakdown (% of Net Assets)

Health Care	20.4%
Financials	19.7%
Consumer Staples	19.0%
Energy	12.6%
Utilities	9.6%
Real Estate	4.6%
Communication Services	4.2%
Consumer Discretionary	3.6%
Information Technology	3.4%
Industrials	1.3%
Other Sectors	1.3%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DHS

DHS - 092025

WisdomTree U.S. LargeCap Dividend Fund

Ticker: DLN

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$5,421,842,808
  # of Portfolio Holdings305
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.2%
JPMorgan Chase & Co.	4.2%
Apple, Inc.	3.5%
NVIDIA Corp.	3.3%
Johnson & Johnson	3.2%
Exxon Mobil Corp.	2.5%
AbbVie, Inc.	2.2%
Philip Morris International, Inc.	1.8%
Chevron Corp.	1.8%
Walmart, Inc.	1.6%

Sector Breakdown (% of Net Assets)

Financials	20.0%
Information Technology	17.4%
Health Care	12.2%
Consumer Staples	11.6%
Industrials	8.9%
Energy	7.5%
Communication Services	6.4%
Utilities	6.1%
Real Estate	4.5%
Consumer Discretionary	4.3%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DLN

DLN - 092025

WisdomTree U.S. LargeCap Fund

Ticker: EPS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,264,540,949
  # of Portfolio Holdings502
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Alphabet, Inc.	7.1%
NVIDIA Corp.	6.1%
Apple, Inc.	5.4%
Microsoft Corp.	5.3%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc.	4.1%
JPMorgan Chase & Co.	2.8%
Berkshire Hathaway, Inc.	1.8%
Exxon Mobil Corp.	1.5%
Johnson & Johnson	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	26.3%
Financials	16.9%
Communication Services	14.3%
Consumer Discretionary	10.2%
Health Care	10.1%
Industrials	7.5%
Consumer Staples	5.2%
Energy	4.8%
Utilities	2.4%
Materials	1.3%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: EPS

EPS - 092025

WisdomTree U.S. MidCap Dividend Fund

Ticker: DON

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$3,777,175,418
  # of Portfolio Holdings326
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Evergy, Inc.	1.6%
Gaming & Leisure Properties, Inc.	1.1%
CNA Financial Corp.	1.1%
American Financial Group, Inc.	1.1%
Tapestry, Inc.	1.0%
Carlyle Group, Inc.	0.9%
NiSource, Inc.	0.9%
Pinnacle West Capital Corp.	0.9%
WP Carey, Inc.	0.9%
Alliant Energy Corp.	0.9%

Sector Breakdown (% of Net Assets)

Financials	25.5%
Industrials	15.8%
Consumer Discretionary	12.0%
Real Estate	9.8%
Utilities	9.2%
Materials	6.8%
Consumer Staples	6.2%
Energy	5.5%
Information Technology	4.2%
Health Care	2.8%
Other Sectors	2.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DON

DON - 092025

WisdomTree U.S. MidCap Fund

Ticker: EZM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$846,140,692
  # of Portfolio Holdings544
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Aptiv PLC	1.2%
Fox Corp.	1.1%
Roivant Sciences Ltd.	0.9%
Ovintiv, Inc.	0.8%
Tenet Healthcare Corp.	0.8%
AES Corp.	0.7%
APA Corp.	0.7%
Globe Life, Inc.	0.7%
Bunge Global SA	0.7%
TD SYNNEX Corp.	0.6%

Sector Breakdown (% of Net Assets)

Financials	20.6%
Consumer Discretionary	18.2%
Industrials	17.7%
Health Care	8.8%
Information Technology	8.5%
Energy	6.1%
Consumer Staples	5.7%
Materials	4.2%
Communication Services	3.4%
Real Estate	3.4%
Other Sectors	3.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: EZM

EZM - 092025

WisdomTree U.S. MidCap Quality Growth Fund

Ticker: QMID

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,414,941
  # of Portfolio Holdings124
  Portfolio Turnover Rate42%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

MongoDB, Inc.	2.0%
Credo Technology Group Holding Ltd.	1.8%
nVent Electric PLC	1.5%
Performance Food Group Co.	1.5%
FTAI Aviation Ltd.	1.5%
Allegion PLC	1.4%
TKO Group Holdings, Inc.	1.4%
Masco Corp.	1.4%
Medpace Holdings, Inc.	1.3%
Bentley Systems, Inc.	1.3%

Sector Breakdown (% of Net Assets)

Industrials	31.5%
Information Technology	14.8%
Consumer Discretionary	13.9%
Health Care	12.3%
Financials	8.6%
Consumer Staples	6.9%
Energy	5.2%
Materials	4.6%
Communication Services	2.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Quality Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: QMID

QMID - 092025

WisdomTree U.S. Multifactor Fund

Ticker: USMF

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$395,725,662
  # of Portfolio Holdings201
  Portfolio Turnover Rate53%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

VeriSign, Inc.	1.5%
Roper Technologies, Inc.	1.3%
Motorola Solutions, Inc.	1.3%
InterDigital, Inc.	1.3%
International Business Machines Corp.	1.3%
Tyler Technologies, Inc.	1.2%
Dropbox, Inc.	1.2%
F5, Inc.	1.2%
Cognizant Technology Solutions Corp.	1.1%
Bentley Systems, Inc.	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	33.6%
Financials	13.6%
Consumer Discretionary	10.4%
Communication Services	10.1%
Health Care	9.2%
Industrials	8.7%
Consumer Staples	4.7%
Energy	3.1%
Utilities	2.3%
Materials	2.2%
Other Sectors	2.0%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Multifactor Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: USMF

USMF - 092025

WisdomTree U.S. Quality Dividend Growth Fund

Ticker: DGRW

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$16,271,064,211
  # of Portfolio Holdings302
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	8.9%
Apple, Inc.	5.0%
NVIDIA Corp.	4.5%
Exxon Mobil Corp.	4.4%
Chevron Corp.	2.7%
Home Depot, Inc.	2.6%
Procter & Gamble Co.	2.6%
Philip Morris International, Inc.	2.5%
Walmart, Inc.	2.3%
Oracle Corp.	2.1%

Sector Breakdown (% of Net Assets)

Information Technology	25.4%
Industrials	14.9%
Consumer Staples	11.8%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.3%
Energy	7.9%
Communication Services	7.3%
Materials	2.6%
Utilities	0.3%
Other Sectors	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DGRW

DGRW - 092025

WisdomTree U.S. Quality Growth Fund

Ticker: QGRW

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$16	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,829,349,778
  # of Portfolio Holdings101
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	12.6%
Apple, Inc.	8.2%
Microsoft Corp.	8.1%
Alphabet, Inc.	8.1%
Amazon.com, Inc.	6.6%
Meta Platforms, Inc.	6.0%
Broadcom, Inc.	4.7%
Tesla, Inc.	3.7%
Eli Lilly & Co.	2.4%
Visa, Inc.	2.1%

Sector Breakdown (% of Net Assets)

Information Technology	48.2%
Communication Services	16.5%
Consumer Discretionary	16.5%
Financials	6.8%
Health Care	6.2%
Industrials	3.8%
Energy	0.7%
Consumer Staples	0.4%
Utilities	0.4%
Materials	0.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: QGRW

QGRW - 092025

WisdomTree U.S. SmallCap Dividend Fund

Ticker: DES

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,890,919,979
  # of Portfolio Holdings569
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Spire, Inc.	1.3%
EPR Properties	1.2%
Sabra Health Care REIT, Inc.	1.2%
Northwestern Energy Group, Inc.	1.0%
Travel & Leisure Co.	0.9%
Broadstone Net Lease, Inc.	0.9%
Macy's, Inc.	0.9%
Avista Corp.	0.9%
Organon & Co.	0.8%
Buckle, Inc.	0.8%

Sector Breakdown (% of Net Assets)

Financials	25.5%
Industrials	14.9%
Consumer Discretionary	14.4%
Real Estate	10.6%
Utilities	9.1%
Energy	6.3%
Materials	5.8%
Consumer Staples	4.2%
Health Care	3.3%
Information Technology	2.9%
Other Sectors	2.8%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DES

DES - 092025

WisdomTree U.S. SmallCap Fund

Ticker: EES

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$626,967,203
  # of Portfolio Holdings894
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Valaris Ltd.	0.9%
Peabody Energy Corp.	0.8%
Brighthouse Financial, Inc.	0.8%
Visteon Corp.	0.8%
Academy Sports & Outdoors, Inc.	0.7%
Garrett Motion, Inc.	0.6%
BGC Group, Inc.	0.6%
International Seaways, Inc.	0.6%
TEGNA, Inc.	0.6%
Agios Pharmaceuticals, Inc.	0.6%

Sector Breakdown (% of Net Assets)

Financials	26.2%
Consumer Discretionary	15.9%
Industrials	14.4%
Health Care	9.9%
Information Technology	9.2%
Energy	7.1%
Real Estate	5.0%
Communication Services	3.7%
Materials	3.5%
Consumer Staples	2.6%
Other Sectors	2.5%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: EES

EES - 092025

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Ticker: DGRS

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$364,007,721
  # of Portfolio Holdings213
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Polaris, Inc.	2.1%
Archrock, Inc.	2.0%
Federated Hermes, Inc.	2.0%
Victory Capital Holdings, Inc.	1.8%
Western Union Co.	1.8%
LCI Industries	1.5%
TEGNA, Inc.	1.5%
ManpowerGroup, Inc.	1.4%
Sensient Technologies Corp.	1.4%
American Eagle Outfitters, Inc.	1.4%

Sector Breakdown (% of Net Assets)

Financials	24.1%
Industrials	22.9%
Consumer Discretionary	22.8%
Materials	7.8%
Energy	6.8%
Consumer Staples	4.5%
Information Technology	4.0%
Communication Services	2.6%
Real Estate	1.8%
Health Care	1.5%
Other Sectors	1.0%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DGRS

DGRS - 092025

WisdomTree U.S. SmallCap Quality Growth Fund

Ticker: QSML

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$21	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$9,193,133
  # of Portfolio Holdings371
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

AeroVironment, Inc.	1.0%
Modine Manufacturing Co.	0.9%
Primoris Services Corp.	0.9%
Installed Building Products, Inc.	0.8%
Onto Innovation, Inc.	0.8%
Appfolio, Inc.	0.8%
Construction Partners, Inc.	0.7%
Symbotic, Inc.	0.7%
Lear Corp.	0.7%
ESCO Technologies, Inc.	0.7%

Sector Breakdown (% of Net Assets)

Industrials	23.9%
Consumer Discretionary	19.2%
Information Technology	15.2%
Energy	11.3%
Health Care	9.0%
Financials	8.8%
Consumer Staples	5.6%
Communication Services	3.6%
Materials	3.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Growth Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: QSML

QSML - 092025

WisdomTree U.S. Total Dividend Fund

Ticker: DTD

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,446,217,843
  # of Portfolio Holdings837
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	3.7%
JPMorgan Chase & Co.	3.7%
Apple, Inc.	3.1%
NVIDIA Corp.	3.0%
Johnson & Johnson	2.8%
Exxon Mobil Corp.	2.2%
AbbVie, Inc.	2.0%
Philip Morris International, Inc.	1.7%
Chevron Corp.	1.6%
Walmart, Inc.	1.4%

Sector Breakdown (% of Net Assets)

Financials	21.2%
Information Technology	15.9%
Health Care	11.1%
Consumer Staples	11.0%
Industrials	9.5%
Energy	7.3%
Utilities	6.5%
Communication Services	6.0%
Consumer Discretionary	5.2%
Real Estate	4.5%
Other Sectors	1.6%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Total Dividend Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: DTD

DTD - 092025

WisdomTree U.S. Value Fund

Ticker: WTV

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - September 30, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,783,615,982
  # of Portfolio Holdings133
  Portfolio Turnover Rate56%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Talen Energy Corp.	1.8%
General Motors Co.	1.8%
NRG Energy, Inc.	1.7%
Altria Group, Inc.	1.7%
Johnson & Johnson	1.7%
UnitedHealth Group, Inc.	1.7%
Meta Platforms, Inc.	1.6%
Fox Corp.	1.6%
Bank of New York Mellon Corp.	1.5%
HP, Inc.	1.5%

Sector Breakdown (% of Net Assets)

Financials	16.7%
Consumer Discretionary	13.2%
Health Care	13.2%
Industrials	12.5%
Consumer Staples	11.4%
Information Technology	8.3%
Communication Services	8.2%
Energy	8.2%
Materials	4.7%
Utilities	3.5%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Value Fund

Semi-Annual Shareholder Report - September 30, 2025 (unaudited)

Ticker: WTV

WTV - 092025

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., September 30, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2025 (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree U.S. AI Enhanced Value Fund (AIVL) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 98.9%
United States – 98.1%
Aerospace & Defense – 6.9%
General Dynamics Corp.	3,213	$1,095,633
Hexcel Corp.(a)	24,398	1,529,755
L3Harris Technologies, Inc.	10,315	3,150,304
Lockheed Martin Corp.	2,240	1,118,230
RTX Corp.	73,053	12,223,959
Textron, Inc.	51,345	4,338,139
TransDigm Group, Inc.	2,553	3,364,905
Total Aerospace & Defense		26,820,925
Air Freight & Logistics – 0.2%
United Parcel Service, Inc., Class B	11,231	938,125
Automobile Components – 0.3%
Gentex Corp.	43,489	1,230,739
Banks – 7.2%
Bank of America Corp.	219,892	11,344,228
U.S. Bancorp	257,599	12,449,760
Wells Fargo & Co.	48,690	4,081,196
Total Banks		27,875,184
Beverages – 0.8%
Keurig Dr. Pepper, Inc.	113,500	2,895,385
Broadline Retail – 0.6%
Amazon.com, Inc.*	5,196	1,140,885
Macy’s, Inc.	72,689	1,303,314
Total Broadline Retail		2,444,199
Capital Markets – 7.9%
Cboe Global Markets, Inc.	17,761	4,355,885
FactSet Research Systems, Inc.	10,151	2,908,160
Intercontinental Exchange, Inc.	57,496	9,686,926
Nasdaq, Inc.	108,495	9,596,383
S&P Global, Inc.	8,201	3,991,509
Total Capital Markets		30,538,863
Chemicals – 2.7%
Ashland, Inc.	19,380	928,496
Element Solutions, Inc.	127,019	3,197,068
PPG Industries, Inc.	42,859	4,504,910
RPM International, Inc.	14,673	1,729,653
Total Chemicals		10,360,127
Commercial Services & Supplies – 0.2%
Copart, Inc.*	20,793	935,061
Communications Equipment – 1.9%
Cisco Systems, Inc.	108,745	7,440,333
Containers & Packaging – 0.2%
Amcor PLC	113,892	931,637
Distributors – 0.3%
LKQ Corp.	32,106	980,517
Investments	Shares	Value
Electric Utilities – 1.4%
FirstEnergy Corp.	22,493	$1,030,629
PG&E Corp.	291,909	4,401,988
Total Electric Utilities		5,432,617
Electrical Equipment – 0.4%
AMETEK, Inc.	9,145	1,719,260
Electronic Equipment, Instruments & Components – 3.2%
Teledyne Technologies, Inc.*	21,359	12,517,228
Financial Services – 0.5%
Berkshire Hathaway, Inc., Class B*	1,910	960,234
Jack Henry & Associates, Inc.(a)	5,954	886,729
Total Financial Services		1,846,963
Ground Transportation – 3.0%
CSX Corp.	195,225	6,932,440
Union Pacific Corp.	19,135	4,522,940
Total Ground Transportation		11,455,380
Health Care Equipment & Supplies – 7.8%
Becton Dickinson & Co.	19,239	3,600,964
Boston Scientific Corp.*	69,888	6,823,165
Dexcom, Inc.*	12,882	866,830
GE HealthCare Technologies, Inc.	17,758	1,333,626
Hologic, Inc.*	52,845	3,566,509
Medtronic PLC	125,169	11,921,095
Solventum Corp.*	13,341	973,893
Zimmer Biomet Holdings, Inc.	10,824	1,066,164
Total Health Care Equipment & Supplies		30,152,246
Health Care Providers & Services – 0.9%
Centene Corp.*	60,972	2,175,481
UnitedHealth Group, Inc.	3,764	1,299,709
Total Health Care Providers & Services		3,475,190
Health Care REITs – 0.3%
Medical Properties Trust, Inc.(a)	231,052	1,171,434
Hotels, Restaurants & Leisure – 2.5%
Airbnb, Inc., Class A*	34,737	4,217,766
Chipotle Mexican Grill, Inc.*	57,458	2,251,779
Starbucks Corp.	28,295	2,393,757
Wendy’s Co.(a)	98,181	899,338
Total Hotels, Restaurants & Leisure		9,762,640
Household Products – 2.5%
Colgate-Palmolive Co.	25,974	2,076,361
Kimberly-Clark Corp.	21,305	2,649,064
Procter & Gamble Co.	32,338	4,968,734
Total Household Products		9,694,159
Industrial Conglomerates – 1.9%
Honeywell International, Inc.	35,629	7,499,904
Industrial REITs – 0.6%
First Industrial Realty Trust, Inc.	41,656	2,144,034

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree U.S. AI Enhanced Value Fund (AIVL) September 30, 2025
Investments	Shares	Value
Insurance – 4.0%
Brown & Brown, Inc.	44,416	$4,165,777
Lincoln National Corp.	70,678	2,850,444
Marsh & McLennan Cos., Inc.	10,270	2,069,713
Old Republic International Corp.	42,547	1,806,971
Reinsurance Group of America, Inc.	18,612	3,575,923
Ryan Specialty Holdings, Inc.(a)	17,450	983,482
Total Insurance		15,452,310
IT Services – 0.2%
DXC Technology Co.*	69,295	944,491
Life Sciences Tools & Services – 4.3%
Agilent Technologies, Inc.	35,348	4,536,916
Bio-Techne Corp.	17,915	996,611
Danaher Corp.	32,862	6,515,220
QIAGEN NV(a)	58,919	2,632,501
Thermo Fisher Scientific, Inc.	4,546	2,204,901
Total Life Sciences Tools & Services		16,886,149
Machinery – 5.8%
AGCO Corp.	8,966	959,990
CNH Industrial NV	138,322	1,500,794
Donaldson Co., Inc.	28,756	2,353,678
Fortive Corp.	205,884	10,086,257
IDEX Corp.	5,909	961,749
Ingersoll Rand, Inc.	24,919	2,058,808
Otis Worldwide Corp.	52,456	4,796,052
Total Machinery		22,717,328
Media – 3.1%
Comcast Corp., Class A	385,454	12,110,965
Multi-Utilities – 6.7%
CenterPoint Energy, Inc.	213,972	8,302,113
NiSource, Inc.	266,439	11,536,809
Sempra	69,694	6,271,066
Total Multi-Utilities		26,109,988
Oil, Gas & Consumable Fuels – 6.1%
Antero Midstream Corp.	231,893	4,508,000
Chevron Corp.	17,991	2,793,822
Exxon Mobil Corp.	100,259	11,304,202
Occidental Petroleum Corp.	48,706	2,301,359
Williams Cos., Inc.	43,175	2,735,136
Total Oil, Gas & Consumable Fuels		23,642,519
Semiconductors & Semiconductor Equipment – 1.3%
Amkor Technology, Inc.	67,874	1,927,622
Intel Corp.*	92,422	3,100,758
Total Semiconductors & Semiconductor Equipment		5,028,380
Investments	Shares	Value
Software – 4.9%
Bentley Systems, Inc., Class B	38,541	$1,984,090
Datadog, Inc., Class A*	35,222	5,015,613
Dropbox, Inc., Class A*	62,030	1,873,926
Roper Technologies, Inc.	20,233	10,089,995
Total Software		18,963,624
Specialized REITs – 2.5%
American Tower Corp.	4,862	935,060
National Storage Affiliates Trust	78,406	2,369,429
SBA Communications Corp.	14,630	2,828,711
Weyerhaeuser Co.	149,876	3,715,426
Total Specialized REITs		9,848,626
Specialty Retail – 0.5%
Lowe’s Cos., Inc.	8,380	2,105,978
Technology Hardware, Storage & Peripherals – 2.7%
Hewlett Packard Enterprise Co.	337,975	8,300,666
HP, Inc.	75,898	2,066,702
Total Technology Hardware, Storage & Peripherals		10,367,368
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc., Class B	22,405	1,562,301
Tobacco – 1.4%
Altria Group, Inc.	80,876	5,342,669
Total United States		381,344,846
Brazil – 0.5%
Capital Markets – 0.5%
XP, Inc., Class A	115,263	2,165,792
South Korea – 0.3%
Broadline Retail – 0.3%
Coupang, Inc.*	33,684	1,084,625
TOTAL COMMON STOCKS (COST: $370,371,462)		384,595,263
EXCHANGE-TRADED FUND – 0.6%
United States – 0.6%
iShares Russell 1000 Value ETF(a) (Cost: $2,193,806)	11,357	2,312,172
MUTUAL FUND – 0.4%
United States – 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $1,418,516)	1,418,516	1,418,516

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. AI Enhanced Value Fund (AIVL) September 30, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $1,125,008)	1,125,008	$1,125,008
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $375,108,792)		389,450,959
Other Liabilities less Assets – (0.2)%		(701,807)
NET ASSETS – 100.0%		$388,749,152

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,123,597 and the total market value of the collateral held by the Fund was $8,239,232. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,114,224.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$384,595,263	$—	$—	$384,595,263
Exchange-Traded Fund	2,312,172	—	—	2,312,172
Mutual Fund	—	1,418,516	—	1,418,516
Investment of Cash Collateral for Securities Loaned	—	1,125,008	—	1,125,008
Total Investments in Securities	$386,907,435	$2,543,524	$—	$389,450,959

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.6%
Aerospace & Defense – 0.1%
National Presto Industries, Inc.	3,822	$428,637
Park Aerospace Corp.	9,826	199,861
Total Aerospace & Defense		628,498
Automobile Components – 0.5%
Dana, Inc.	67,744	1,357,590
LCI Industries	14,824	1,380,855
Lear Corp.(a)	27,218	2,738,403
Standard Motor Products, Inc.	11,589	473,063
Total Automobile Components		5,949,911
Banks – 11.7%
Arrow Financial Corp.	8,548	241,908
Associated Banc-Corp.	94,535	2,430,495
Atlantic Union Bankshares Corp.(a)	74,845	2,641,280
Bank of Hawaii Corp.	22,859	1,500,465
Bank of Marin Bancorp	9,547	231,801
Bank OZK	58,195	2,966,781
Bar Harbor Bankshares	9,511	289,705
BCB Bancorp, Inc.	6,919	60,057
Burke & Herbert Financial Services Corp.	7,618	469,954
Camden National Corp.	8,549	329,906
Capitol Federal Financial, Inc.	68,373	434,169
Central Pacific Financial Corp.	16,340	495,756
Citigroup, Inc.	293,186	29,758,379
Citizens & Northern Corp.	7,932	157,133
Citizens Financial Group, Inc.	115,523	6,141,203
Columbia Banking System, Inc.	154,597	3,979,327
Comerica, Inc.	52,262	3,580,992
Community Trust Bancorp, Inc.	11,532	645,215
CVB Financial Corp.	79,034	1,494,533
Farmers National Banc Corp.	22,691	326,977
Fifth Third Bancorp	139,432	6,211,696
Financial Institutions, Inc.	8,656	235,443
First Bancorp, Inc.	6,470	169,902
First Busey Corp.	33,196	768,487
First Financial Bancorp	57,546	1,453,036
First Financial Corp.	7,193	405,973
First Hawaiian, Inc.	73,319	1,820,511
First Interstate BancSystem, Inc., Class A	59,637	1,900,631
First Merchants Corp.	34,552	1,302,610
Flushing Financial Corp.	12,767	176,312
Fulton Financial Corp.	103,369	1,925,764
Hanmi Financial Corp.	16,327	403,114
HBT Financial, Inc.	19,707	496,616
Heritage Commerce Corp.	33,753	335,167
Heritage Financial Corp.	21,781	526,882
Hope Bancorp, Inc.	68,255	735,106
Horizon Bancorp, Inc.	26,295	420,983
Huntington Bancshares, Inc.	341,828	5,903,370
Investments	Shares	Value
Independent Bank Corp.	24,156	$1,670,871
Kearny Financial Corp.	31,487	206,870
LCNB Corp.	5,512	82,625
Linkbancorp, Inc.	16,816	119,898
Mercantile Bank Corp.	9,825	442,125
Midland States Bancorp, Inc.	7,569	129,733
MidWestOne Financial Group, Inc.	10,639	300,977
MVB Financial Corp.	5,557	139,258
National Bankshares, Inc.	2,713	79,871
Northfield Bancorp, Inc.	28,535	336,713
Northrim BanCorp, Inc.	13,065	282,988
Northwest Bancshares, Inc.	82,797	1,025,855
Norwood Financial Corp.(a)	2,427	61,694
OceanFirst Financial Corp.	31,395	551,610
Parke Bancorp, Inc.	8,438	181,839
PCB Bancorp	9,132	191,772
Peoples Bancorp, Inc.	20,826	624,572
Peoples Financial Services Corp.	4,799	233,279
PNC Financial Services Group, Inc.	64,105	12,880,618
Primis Financial Corp.	18,709	196,632
Princeton Bancorp, Inc.	1,901	60,528
Provident Financial Services, Inc.	74,711	1,440,428
Regions Financial Corp.	229,709	6,057,426
S&T Bancorp, Inc.	22,102	830,814
Shore Bancshares, Inc.	19,648	322,424
Sierra Bancorp	9,939	287,336
Simmons First National Corp., Class A	70,746	1,356,201
Southside Bancshares, Inc.	17,204	486,013
Tompkins Financial Corp.	8,652	572,849
Truist Financial Corp.	312,223	14,274,836
TrustCo Bank Corp.	9,435	342,490
U.S. Bancorp	304,860	14,733,884
United Bankshares, Inc.	69,312	2,579,100
Valley National Bancorp	294,543	3,122,156
Virginia National Bankshares Corp.	2,244	87,090
Washington Trust Bancorp, Inc.	10,340	298,826
WesBanco, Inc.	49,563	1,582,547
West BanCorp, Inc.	9,511	193,263
Total Banks		151,735,650
Beverages – 3.5%
PepsiCo, Inc.	322,399	45,277,716
Biotechnology – 9.8%
AbbVie, Inc.	302,323	69,999,868
Amgen, Inc.	84,582	23,869,040
Gilead Sciences, Inc.	299,564	33,251,604
Total Biotechnology		127,120,512
Broadline Retail – 0.5%
Dillard’s, Inc., Class A	6,973	4,284,769
Macy’s, Inc.	154,801	2,775,582
Total Broadline Retail		7,060,351

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2025
Investments	Shares	Value
Building Products – 0.0%
Insteel Industries, Inc.	10,242	$392,678
Capital Markets – 3.9%
Blue Owl Capital, Inc.(a)	159,043	2,692,598
CME Group, Inc.	105,509	28,507,477
Diamond Hill Investment Group, Inc.	1,399	195,874
GCM Grosvenor, Inc., Class A(a)	25,371	306,228
Lazard, Inc.	52,616	2,777,073
Moelis & Co., Class A	35,685	2,545,054
State Street Corp.	61,842	7,174,290
T Rowe Price Group, Inc.	56,087	5,756,770
Virtus Investment Partners, Inc.	4,041	767,911
Total Capital Markets		50,723,275
Chemicals – 0.5%
Eastman Chemical Co.	36,232	2,284,428
FMC Corp.	57,618	1,937,693
Huntsman Corp.	69,974	628,367
Scotts Miracle-Gro Co.	32,815	1,868,814
Total Chemicals		6,719,302
Commercial Services & Supplies – 0.1%
ACCO Brands Corp.	52,263	208,529
CompX International, Inc.	6,169	144,355
Deluxe Corp.	24,433	473,023
Ennis, Inc.	12,877	235,392
NL Industries, Inc.	20,117	123,719
Total Commercial Services & Supplies		1,185,018
Consumer Finance – 0.4%
Navient Corp.(a)	63,344	832,974
OneMain Holdings, Inc.	69,272	3,911,097
Regional Management Corp.	5,365	209,020
Total Consumer Finance		4,953,091
Consumer Staples Distribution & Retail – 0.6%
Target Corp.	86,332	7,743,981
Village Super Market, Inc., Class A	6,451	241,009
Total Consumer Staples Distribution & Retail		7,984,990
Containers & Packaging – 0.6%
Greif, Inc., Class B	12,441	766,490
International Paper Co.	85,600	3,971,840
Myers Industries, Inc.	20,136	341,104
Sonoco Products Co.	56,099	2,417,306
Total Containers & Packaging		7,496,740
Diversified Consumer Services – 0.0%
Matthews International Corp., Class A(a)	16,214	393,676
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	2,657	48,331
American Assets Trust, Inc.	1,485	30,175
Armada Hoffler Properties, Inc.	4,418	30,970
Broadstone Net Lease, Inc.	11,364	203,075
CTO Realty Growth, Inc.(a)	422	6,878
Investments	Shares	Value
Essential Properties Realty Trust, Inc.	11,400	$339,264
One Liberty Properties, Inc.	2,422	53,575
WP Carey, Inc.	11,730	792,596
Total Diversified REITs		1,504,864
Diversified Telecommunication Services – 3.6%
AT&T, Inc.	1,583,013	44,704,287
ATN International, Inc.	8,690	130,089
Cogent Communications Holdings, Inc.(a)	28,665	1,099,303
Total Diversified Telecommunication Services		45,933,679
Electric Utilities – 7.3%
Alliant Energy Corp.	20,135	1,357,300
American Electric Power Co., Inc.	127,223	14,312,588
Duke Energy Corp.	181,678	22,482,652
Edison International	84,003	4,643,686
Entergy Corp.	47,509	4,427,364
Evergy, Inc.	49,859	3,790,281
Eversource Energy	55,110	3,920,525
Exelon Corp.	153,080	6,890,131
FirstEnergy Corp.	83,040	3,804,893
OGE Energy Corp.	31,192	1,443,254
Pinnacle West Capital Corp.	19,482	1,746,756
Portland General Electric Co.	9,119	401,236
PPL Corp.(a)	70,230	2,609,747
Southern Co.	231,150	21,906,086
TXNM Energy, Inc.	3,330	188,311
Total Electric Utilities		93,924,810
Electronic Equipment, Instruments & Components – 0.0%
Methode Electronics, Inc.	18,637	140,709
Energy Equipment & Services – 0.0%
Atlas Energy Solutions, Inc.(a)	4,993	56,770
Kodiak Gas Services, Inc.	4,666	172,502
Patterson-UTI Energy, Inc.	21,825	113,054
Total Energy Equipment & Services		342,326
Financial Services – 0.5%
Alerus Financial Corp.	13,692	303,141
HA Sustainable Infrastructure Capital, Inc.	68,668	2,108,108
NewtekOne, Inc.(a)	16,502	188,948
TFS Financial Corp.	167,900	2,212,082
UWM Holdings Corp.(a)	55,354	337,106
Waterstone Financial, Inc.	11,026	172,006
Western Union Co.(a)	202,079	1,614,611
Total Financial Services		6,936,002
Food Products – 3.2%
Archer-Daniels-Midland Co.	121,050	7,231,527
Cal-Maine Foods, Inc.	25,325	2,383,083
Campbell’s Company/The	94,173	2,973,983
Conagra Brands, Inc.	181,913	3,330,827
Flowers Foods, Inc.	111,550	1,455,728
General Mills, Inc.	122,722	6,187,643
Hershey Co.	31,356	5,865,140

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2025
Investments	Shares	Value
Hormel Foods Corp.	148,780	$3,680,817
J M Smucker Co.	34,465	3,742,899
John B Sanfilippo & Son, Inc.	4,266	274,218
Tyson Foods, Inc., Class A	71,279	3,870,450
Total Food Products		40,996,315
Gas Utilities – 0.2%
National Fuel Gas Co.	6,004	554,590
New Jersey Resources Corp.	5,401	260,058
Northwest Natural Holding Co.	4,752	213,507
ONE Gas, Inc.	3,813	308,624
Southwest Gas Holdings, Inc.	4,580	358,797
Spire, Inc.	3,742	305,048
UGI Corp.(a)	17,395	578,558
Total Gas Utilities		2,579,182
Health Care Equipment & Supplies – 0.1%
Dentsply Sirona, Inc.	121,601	1,543,117
Health Care Providers & Services – 0.1%
Premier, Inc., Class A	63,186	1,756,571
Health Care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	9,129	760,811
American Healthcare REIT, Inc.	6,434	270,292
CareTrust REIT, Inc.	8,680	301,023
Healthcare Realty Trust, Inc.(a)	22,040	397,381
LTC Properties, Inc.(a)	1,369	50,461
National Health Investors, Inc.	2,810	223,395
Sabra Health Care REIT, Inc.	14,723	274,437
Total Health Care REITs		2,277,800
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts, Inc.	35,156	598,355
Park Hotels & Resorts, Inc.	10,257	113,648
RLJ Lodging Trust	6,731	48,463
Ryman Hospitality Properties, Inc.	3,054	273,608
Summit Hotel Properties, Inc.	3,062	16,810
Sunstone Hotel Investors, Inc.	7,310	68,495
Xenia Hotels & Resorts, Inc.	3,017	41,393
Total Hotel & Resort REITs		1,160,772
Hotels, Restaurants & Leisure – 1.1%
Darden Restaurants, Inc.	28,552	5,435,159
Dine Brands Global, Inc.	9,019	222,950
Marriott Vacations Worldwide Corp.(a)	20,527	1,366,277
Papa John’s International, Inc.(a)	19,406	934,399
Travel & Leisure Co.	40,490	2,408,750
Vail Resorts, Inc.	18,122	2,710,507
Wendy’s Co.(a)	110,715	1,014,149
Total Hotels, Restaurants & Leisure		14,092,191
Household Durables – 0.2%
Cricut, Inc., Class A(a)	26,577	167,169
Ethan Allen Interiors, Inc.	14,765	434,977
Whirlpool Corp.(a)	31,985	2,514,021
Total Household Durables		3,116,167
Investments	Shares	Value
Household Products – 1.2%
Energizer Holdings, Inc.(a)	38,499	$958,240
Kimberly-Clark Corp.	95,008	11,813,295
Reynolds Consumer Products, Inc.(a)	120,340	2,944,720
Total Household Products		15,716,255
Independent Power & Renewable Electricity Producers – 0.0%
Clearway Energy, Inc., Class A	2,291	61,697
Industrial REITs – 0.7%
Americold Realty Trust, Inc.	10,315	126,256
EastGroup Properties, Inc.	2,394	405,208
Innovative Industrial Properties, Inc.	724	38,792
LXP Industrial Trust	16,895	151,379
Plymouth Industrial REIT, Inc.	1,103	24,630
Prologis, Inc.	64,311	7,364,896
Rexford Industrial Realty, Inc.	11,606	477,123
STAG Industrial, Inc.	10,259	362,040
Terreno Realty Corp.(a)	4,760	270,130
Total Industrial REITs		9,220,454
Insurance – 3.0%
American Financial Group, Inc.	39,314	5,728,836
CNA Financial Corp.	131,043	6,088,258
Donegal Group, Inc., Class A	16,029	310,802
Fidelity National Financial, Inc.	70,321	4,253,717
First American Financial Corp.	43,191	2,774,590
Horace Mann Educators Corp.	23,541	1,063,347
Investors Title Co.	1,183	316,843
Lincoln National Corp.	95,940	3,869,260
Principal Financial Group, Inc.	59,162	4,905,122
Prudential Financial, Inc.	81,719	8,477,529
Safety Insurance Group, Inc.	8,428	595,775
Universal Insurance Holdings, Inc.	16,433	432,188
Total Insurance		38,816,267
Interactive Media & Services – 0.0%
Shutterstock, Inc.	18,721	390,333
IT Services – 2.7%
International Business Machines Corp.	125,250	35,340,540
Leisure Products – 0.5%
Escalade, Inc.	10,009	125,813
Hasbro, Inc.	56,141	4,258,295
Johnson Outdoors, Inc., Class A	5,507	222,428
Marine Products Corp.	20,311	180,159
Polaris, Inc.(a)	33,457	1,944,855
Smith & Wesson Brands, Inc.(a)	25,327	248,964
Total Leisure Products		6,980,514
Machinery – 0.7%
AGCO Corp.(a)	32,409	3,470,032
Douglas Dynamics, Inc.	12,581	393,282
Stanley Black & Decker, Inc.	49,413	3,672,868
Trinity Industries, Inc.	47,431	1,329,965
Total Machinery		8,866,147
See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2025
Investments	Shares	Value
Media – 0.6%
Gray Media, Inc.	49,317	$285,052
Interpublic Group of Cos., Inc.	143,889	4,015,942
Nexstar Media Group, Inc.(a)	17,320	3,424,857
Sinclair, Inc.(a)	24,534	370,463
Total Media		8,096,314
Metals & Mining – 0.2%
Kaiser Aluminum Corp.	9,213	710,875
Mesabi Trust(a)	7,716	225,847
Ramaco Resources, Inc., Class A*(a)	23,308	773,593
SunCoke Energy, Inc.	47,436	387,078
Total Metals & Mining		2,097,393
Multi-Utilities – 2.1%
Avista Corp.	6,022	227,692
Black Hills Corp.	5,326	328,028
Consolidated Edison, Inc.	68,581	6,893,762
Dominion Energy, Inc.(a)	159,577	9,761,325
DTE Energy Co.	22,948	3,245,536
Northwestern Energy Group, Inc.	3,997	234,264
WEC Energy Group, Inc.	61,769	7,078,110
Total Multi-Utilities		27,768,717
Office REITs – 0.2%
BXP, Inc.	7,870	585,056
COPT Defense Properties	7,084	205,861
Cousins Properties, Inc.	8,063	233,343
Douglas Emmett, Inc.	10,124	157,631
Easterly Government Properties, Inc.	1,216	27,883
Highwoods Properties, Inc.	4,064	129,316
JBG SMITH Properties(a)	4,022	89,489
Kilroy Realty Corp.	6,045	255,401
Orion Properties, Inc.	10,849	29,292
Peakstone Realty Trust	2,667	34,991
Postal Realty Trust, Inc., Class A	2,598	40,763
SL Green Realty Corp.	4,160	248,810
Total Office REITs		2,037,836
Oil, Gas & Consumable Fuels – 12.6%
Antero Midstream Corp.	121,127	2,354,709
APA Corp.(a)	29,636	719,562
Chevron Corp.	328,341	50,988,074
Chord Energy Corp.	3,165	314,506
Civitas Resources, Inc.(a)	4,699	152,717
Coterra Energy, Inc.	64,752	1,531,385
Crescent Energy Co., Class A	6,015	53,654
EOG Resources, Inc.	68,715	7,704,326
Exxon Mobil Corp.	555,667	62,651,454
FutureFuel Corp.	2,740	10,631
Granite Ridge Resources, Inc.	9,211	49,831
Kinder Morgan, Inc.	375,276	10,624,063
Kinetik Holdings, Inc.(a)	4,566	195,151
Murphy Oil Corp.(a)	8,648	245,690
Investments	Shares	Value
Northern Oil & Gas, Inc.(a)	5,713	$141,682
ONEOK, Inc.	83,696	6,107,297
Permian Resources Corp.	54,266	694,605
Phillips 66	58,045	7,895,281
Riley Exploration Permian, Inc.	1,220	33,074
VAALCO Energy, Inc.(a)	8,339	33,523
Vitesse Energy, Inc.(a)	2,695	62,605
Williams Cos., Inc.	164,399	10,414,677
Total Oil, Gas & Consumable Fuels		162,978,497
Personal Care Products – 0.5%
Kenvue, Inc.	388,103	6,298,912
Nu Skin Enterprises, Inc., Class A	26,465	322,608
Total Personal Care Products		6,621,520
Pharmaceuticals – 10.3%
Bristol-Myers Squibb Co.	405,046	18,267,575
Johnson & Johnson	421,882	78,225,360
Merck & Co., Inc.	380,153	31,906,241
Organon & Co.	153,534	1,639,743
Viatris, Inc.	349,675	3,461,783
Total Pharmaceuticals		133,500,702
Professional Services – 0.1%
ManpowerGroup, Inc.	26,523	1,005,222
Resources Connection, Inc.	18,980	95,849
Total Professional Services		1,101,071
Real Estate Management & Development – 0.0%
Kennedy-Wilson Holdings, Inc.	8,573	71,327
RMR Group, Inc., Class A	1,682	26,458
Total Real Estate Management & Development		97,785
Residential REITs – 0.6%
AvalonBay Communities, Inc.	7,643	1,476,398
BRT Apartments Corp.	1,600	25,056
Camden Property Trust	5,808	620,178
Centerspace	633	37,284
Elme Communities	5,648	95,225
Equity Residential	20,883	1,351,756
Essex Property Trust, Inc.	3,515	940,825
Independence Realty Trust, Inc.	11,071	181,454
Invitation Homes, Inc.	32,199	944,397
Mid-America Apartment Communities, Inc.	6,333	884,910
NexPoint Residential Trust, Inc.	1,865	60,090
UDR, Inc.	17,037	634,799
UMH Properties, Inc.	4,122	61,212
Total Residential REITs		7,313,584
Retail REITs – 1.5%
Acadia Realty Trust	7,737	155,900
Agree Realty Corp.	5,318	377,791
Alexander’s, Inc.	161	37,753
Brixmor Property Group, Inc.	18,970	525,090
CBL & Associates Properties, Inc.	1,964	60,059

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2025
Investments	Shares	Value
Federal Realty Investment Trust	4,264	$431,986
Getty Realty Corp.	2,981	79,980
Kimco Realty Corp.	36,083	788,414
Macerich Co.	11,780	214,396
NETSTREIT Corp.(a)	2,652	47,895
NNN REIT, Inc.	9,437	401,733
Phillips Edison & Co., Inc.	6,433	220,845
Realty Income Corp.	67,023	4,074,328
Regency Centers Corp.	9,710	707,859
Saul Centers, Inc.	1,377	43,885
Simon Property Group, Inc.	54,293	10,189,167
SITE Centers Corp.(a)	2,801	25,237
Tanger, Inc.	6,617	223,919
Urban Edge Properties	10,383	212,540
Whitestone REIT	4,995	61,339
Total Retail REITs		18,880,116
Semiconductors & Semiconductor Equipment – 0.3%
NVE Corp.	1,773	115,724
Skyworks Solutions, Inc.	46,415	3,573,026
Total Semiconductors & Semiconductor Equipment		3,688,750
Specialized REITs – 1.4%
American Tower Corp.	24,655	4,741,650
CubeSmart	12,508	508,575
EPR Properties	4,019	233,142
Extra Space Storage, Inc.	11,522	1,623,911
Four Corners Property Trust, Inc.	5,055	123,342
Gaming & Leisure Properties, Inc.	14,589	679,993
Gladstone Land Corp.(a)	69	632
Lamar Advertising Co., Class A	4,943	605,122
National Storage Affiliates Trust	4,396	132,847
Outfront Media, Inc.	7,195	131,812
PotlatchDeltic Corp.	3,560	145,070
Public Storage	16,492	4,763,714
Rayonier, Inc.	7,059	187,346
Safehold, Inc.	3,242	50,219
VICI Properties, Inc.	113,922	3,714,997
Total Specialized REITs		17,642,372
Specialty Retail – 0.6%
Best Buy Co., Inc.	62,036	4,691,162
Buckle, Inc.	27,952	1,639,664
Designer Brands, Inc., Class A	23,065	81,650
Haverty Furniture Cos., Inc.	7,759	170,155
Monro, Inc.(a)	17,373	312,193
Upbound Group, Inc.	31,803	751,505
Total Specialty Retail		7,646,329
Technology Hardware, Storage & Peripherals – 0.4%
HP, Inc.	195,410	5,321,014
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.1%
Carter’s, Inc.(a)	19,709	$556,188
Movado Group, Inc.	8,718	165,380
Oxford Industries, Inc.	9,027	365,955
Superior Group of Cos., Inc.	8,652	92,749
Total Textiles, Apparel & Luxury Goods		1,180,272
Tobacco – 10.0%
Altria Group, Inc.	854,439	56,444,240
Philip Morris International, Inc.	442,535	71,779,177
Universal Corp.	14,227	794,863
Total Tobacco		129,018,280
Trading Companies & Distributors – 0.3%
Global Industrial Co.	21,441	786,241
Karat Packaging, Inc.	11,138	280,789
MSC Industrial Direct Co., Inc., Class A	33,018	3,042,279
Total Trading Companies & Distributors		4,109,309
Water Utilities – 0.1%
Essential Utilities, Inc.	15,343	612,186
Wireless Telecommunication Services – 0.0%
Spok Holdings, Inc.	11,104	191,544
Total United States		1,289,221,711
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	95,021	2,095,213
TOTAL COMMON STOCKS (COST: $1,129,977,750)		1,291,316,924
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $1,098,760)	1,098,760	1,098,760
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)
(Cost: $1,093,854)	1,093,854	1,093,854
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,132,170,364)		1,293,509,538
Other Assets less Liabilities – 0.1%		930,392
NET ASSETS – 100.0%		$1,294,439,930

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $42,911,291 and the total market value of the collateral held by the Fund was $43,944,556. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $42,850,702.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,239,126	$—	$1,190,735	$(77,795)	$29,404	$—^	$2,254

^        As of September 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,291,316,924	$ —	$—	$1,291,316,924
Mutual Fund	—	1,098,760	—	1,098,760
Investment of Cash Collateral for Securities Loaned	—	1,093,854		1,093,854
Total Investments in Securities	$1,291,316,924	$2,192,614	$—	$1,293,509,538

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.4%
General Dynamics Corp.	44,434	$15,151,994
General Electric Co.	51,613	15,526,223
HEICO Corp., Class A	3,698	939,625
HEICO Corp.	2,311	746,037
Howmet Aerospace, Inc.	17,067	3,349,057
L3Harris Technologies, Inc.	28,208	8,615,005
Lockheed Martin Corp.	72,464	36,174,754
Northrop Grumman Corp.	19,582	11,931,704
RTX Corp.	227,180	38,014,029
Total Aerospace & Defense		130,448,428
Air Freight & Logistics – 0.2%
FedEx Corp.	38,248	9,019,261
Automobiles – 0.1%
General Motors Co.	80,469	4,906,195
Banks – 9.4%
Bank of America Corp.	1,464,291	75,542,773
Citigroup, Inc.	496,801	50,425,301
Citizens Financial Group, Inc.	125,774	6,686,146
Fifth Third Bancorp	168,978	7,527,970
First Citizens BancShares, Inc., Class A	593	1,060,972
Huntington Bancshares, Inc.	408,287	7,051,116
JPMorgan Chase & Co.	718,697	226,698,595
M&T Bank Corp.	34,223	6,763,149
PNC Financial Services Group, Inc.	100,025	20,098,023
Regions Financial Corp.	278,974	7,356,544
Truist Financial Corp.	492,273	22,506,722
U.S. Bancorp	485,663	23,472,093
Wells Fargo & Co.	615,833	51,619,122
Total Banks		506,808,526
Beverages – 3.0%
Brown-Forman Corp., Class B(a)	48,845	1,322,723
Brown-Forman Corp., Class A(a)	25,144	676,625
Coca-Cola Co.	1,091,639	72,397,498
Constellation Brands, Inc., Class A	36,693	4,941,446
Keurig Dr. Pepper, Inc.	302,821	7,724,964
PepsiCo, Inc.	535,721	75,236,657
Total Beverages		162,299,913
Biotechnology – 4.0%
AbbVie, Inc.	524,232	121,380,677
Amgen, Inc.	135,534	38,247,695
Gilead Sciences, Inc.	483,807	53,702,577
Regeneron Pharmaceuticals, Inc.	4,158	2,337,919
Total Biotechnology		215,668,868
Broadline Retail – 0.1%
eBay, Inc.	59,631	5,423,439
Investments	Shares	Value
Building Products – 0.1%
Carlisle Cos., Inc.	4,593	$1,510,913
Carrier Global Corp.	69,656	4,158,463
Lennox International, Inc.	2,674	1,415,509
Total Building Products		7,084,885
Capital Markets – 6.0%
Ameriprise Financial, Inc.	12,627	6,203,014
Ares Management Corp., Class A	32,580	5,209,216
Bank of New York Mellon Corp.	137,311	14,961,407
Blackrock, Inc.	34,955	40,752,986
Blackstone, Inc.	109,662	18,735,753
Cboe Global Markets, Inc.	13,466	3,302,537
Charles Schwab Corp.	175,796	16,783,244
CME Group, Inc.	134,617	36,372,167
Goldman Sachs Group, Inc.	51,807	41,256,504
Interactive Brokers Group, Inc., Class A	23,186	1,595,429
Intercontinental Exchange, Inc.	77,980	13,138,070
KKR & Co., Inc.	42,430	5,513,778
LPL Financial Holdings, Inc.	3,316	1,103,200
Moody’s Corp.	14,877	7,088,593
Morgan Stanley	382,645	60,825,249
MSCI, Inc.	6,259	3,551,419
Nasdaq, Inc.	52,618	4,654,062
Northern Trust Corp.	66,815	8,993,299
Raymond James Financial, Inc.	16,573	2,860,500
S&P Global, Inc.	26,611	12,951,840
State Street Corp.	75,548	8,764,323
T Rowe Price Group, Inc.	72,209	7,411,532
Tradeweb Markets, Inc., Class A	5,500	610,390
Total Capital Markets		322,638,512
Chemicals – 0.8%
Air Products & Chemicals, Inc.	37,797	10,307,998
Corteva, Inc.	56,510	3,821,771
DuPont de Nemours, Inc.	58,454	4,553,567
Ecolab, Inc.	30,335	8,307,543
International Flavors & Fragrances, Inc.	33,533	2,063,621
PPG Industries, Inc.	58,312	6,129,174
Sherwin-Williams Co.	21,265	7,363,219
Total Chemicals		42,546,893
Commercial Services & Supplies – 0.5%
Cintas Corp.	32,752	6,722,676
Republic Services, Inc.	25,885	5,940,090
Rollins, Inc.	70,084	4,116,734
Veralto Corp.	10,482	1,117,486
Waste Management, Inc.	41,841	9,239,748
Total Commercial Services & Supplies		27,136,734

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2025
Investments	Shares	Value
Communications Equipment – 1.3%
Cisco Systems, Inc.	842,695	$57,657,192
Motorola Solutions, Inc.	16,812	7,687,959
Ubiquiti, Inc.	4,377	2,891,359
Total Communications Equipment		68,236,510
Construction & Engineering – 0.1%
EMCOR Group, Inc.	1,925	1,250,364
Quanta Services, Inc.	6,302	2,611,675
Total Construction & Engineering		3,862,039
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	2,719	1,713,731
Vulcan Materials Co.	6,100	1,876,482
Total Construction Materials		3,590,213
Consumer Finance – 0.7%
American Express Co.	53,228	17,680,213
Capital One Financial Corp.	71,956	15,296,406
Synchrony Financial	44,057	3,130,250
Total Consumer Finance		36,106,869
Consumer Staples Distribution & Retail – 2.6%
Costco Wholesale Corp.	24,209	22,408,577
Kroger Co.	117,194	7,900,048
Sysco Corp.	146,046	12,025,428
Target Corp.	128,669	11,541,609
Walmart, Inc.	849,240	87,522,674
Total Consumer Staples Distribution & Retail		141,398,336
Containers & Packaging – 0.1%
International Paper Co.	90,040	4,177,856
Packaging Corp. of America	13,926	3,034,893
Total Containers & Packaging		7,212,749
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	2,794,473	78,915,918
Electric Utilities – 4.0%
American Electric Power Co., Inc.	212,650	23,923,125
Constellation Energy Corp.	13,149	4,326,941
Duke Energy Corp.	307,229	38,019,589
Edison International	153,402	8,480,063
Entergy Corp.	106,648	9,938,527
Eversource Energy	133,047	9,464,964
Exelon Corp.	315,312	14,192,193
FirstEnergy Corp.	184,349	8,446,871
NextEra Energy, Inc.	445,141	33,603,694
NRG Energy, Inc.	36,323	5,882,510
PG&E Corp.	95,622	1,441,980
PPL Corp.(a)	172,988	6,428,234
Southern Co.	431,933	40,934,290
Xcel Energy, Inc.	137,042	11,052,437
Total Electric Utilities		216,135,418
Investments	Shares	Value
Electrical Equipment – 0.5%
AMETEK, Inc.	10,002	$1,880,376
Emerson Electric Co.	71,391	9,365,072
GE Vernova, Inc.	6,289	3,867,106
Hubbell, Inc.	4,246	1,827,096
Rockwell Automation, Inc.	15,689	5,483,776
Vertiv Holdings Co., Class A	15,046	2,269,840
Total Electrical Equipment		24,693,266
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	81,075	10,033,031
CDW Corp.	13,605	2,167,005
Corning, Inc.	153,839	12,619,413
Total Electronic Equipment, Instruments & Components		24,819,449
Energy Equipment & Services – 0.2%
Baker Hughes Co.	150,289	7,322,080
Halliburton Co.	146,662	3,607,885
Total Energy Equipment & Services		10,929,965
Entertainment – 0.2%
Electronic Arts, Inc.	12,212	2,463,160
Walt Disney Co.	92,393	10,578,999
Total Entertainment		13,042,159
Financial Services – 1.8%
Apollo Global Management, Inc.	48,210	6,424,947
Fidelity National Information Services, Inc.	110,681	7,298,305
Global Payments, Inc.	15,658	1,300,867
Mastercard, Inc., Class A	56,834	32,327,747
Visa, Inc., Class A	154,008	52,575,251
Total Financial Services		99,927,117
Food Products – 1.2%
Archer-Daniels-Midland Co.	143,553	8,575,856
General Mills, Inc.	160,178	8,076,175
Hershey Co.	35,130	6,571,067
Kellanova	73,854	6,057,505
McCormick & Co., Inc., Non-Voting Shares	43,439	2,906,504
Mondelez International, Inc., Class A	468,996	29,298,180
Tyson Foods, Inc., Class A	69,798	3,790,031
Total Food Products		65,275,318
Gas Utilities – 0.1%
Atmos Energy Corp.(a)	43,620	7,448,115
Ground Transportation – 0.9%
CSX Corp.	207,992	7,385,796
JB Hunt Transport Services, Inc.	6,193	830,915
Norfolk Southern Corp.	36,341	10,917,200
Old Dominion Freight Line, Inc.	9,402	1,323,613
Union Pacific Corp.	112,128	26,503,695
Total Ground Transportation		46,961,219

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2025
Investments	Shares	Value
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	263,446	$35,285,957
Becton Dickinson & Co.	43,015	8,051,118
GE HealthCare Technologies, Inc.	19,601	1,472,035
ResMed, Inc.	9,056	2,478,899
Stryker Corp.	36,981	13,670,766
Zimmer Biomet Holdings, Inc.	11,744	1,156,784
Total Health Care Equipment & Supplies		62,115,559
Health Care Providers & Services – 1.2%
Cardinal Health, Inc.	29,644	4,652,922
Cencora, Inc.	12,994	4,061,015
Cigna Group	37,123	10,700,705
HCA Healthcare, Inc.	15,750	6,712,650
Labcorp Holdings, Inc.	7,026	2,016,883
McKesson Corp.	5,528	4,270,601
UnitedHealth Group, Inc.	97,593	33,698,863
Total Health Care Providers & Services		66,113,639
Health Care REITs – 0.7%
Alexandria Real Estate Equities, Inc.	67,253	5,604,865
Ventas, Inc.	91,633	6,413,393
Welltower, Inc.	144,784	25,791,822
Total Health Care REITs		37,810,080
Hotels, Restaurants & Leisure – 1.5%
Booking Holdings, Inc.	2,621	14,151,487
Darden Restaurants, Inc.	29,221	5,562,509
Expedia Group, Inc.	7,579	1,620,011
Hilton Worldwide Holdings, Inc.	10,654	2,764,074
Las Vegas Sands Corp.	82,256	4,424,550
Marriott International, Inc., Class A	18,845	4,907,992
McDonald’s Corp.	134,920	41,000,839
Yum! Brands, Inc.	61,570	9,358,640
Total Hotels, Restaurants & Leisure		83,790,102
Household Durables – 0.0%
Lennar Corp., Class B(a)	1,624	194,864
PulteGroup, Inc.	8,900	1,175,957
Total Household Durables		1,370,821
Household Products – 2.0%
Church & Dwight Co., Inc.	17,824	1,561,917
Clorox Co.	42,579	5,249,991
Colgate-Palmolive Co.	207,734	16,606,256
Kimberly-Clark Corp.	133,006	16,537,966
Procter & Gamble Co.	437,627	67,241,388
Total Household Products		107,197,518
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	13,307	2,607,107
Industrial Conglomerates – 0.7%
3M Co.	97,251	15,091,410
Honeywell International, Inc.	102,527	21,581,934
Total Industrial Conglomerates		36,673,344
Investments	Shares	Value
Industrial REITs – 0.5%
Prologis, Inc.	245,302	$28,091,985
Insurance – 2.1%
Aflac, Inc.	81,788	9,135,720
Allstate Corp.	55,341	11,878,946
American International Group, Inc.	105,648	8,297,594
Arthur J Gallagher & Co.	12,804	3,965,911
Brown & Brown, Inc.	15,443	1,448,399
Cincinnati Financial Corp.	37,685	5,957,998
Erie Indemnity Co., Class A	5,933	1,887,643
Hartford Insurance Group, Inc.	58,809	7,844,532
Marsh & McLennan Cos., Inc.	82,149	16,555,488
MetLife, Inc.	145,254	11,964,572
Principal Financial Group, Inc.	63,143	5,235,186
Progressive Corp.	25,344	6,258,701
Prudential Financial, Inc.	118,407	12,283,542
Travelers Cos., Inc.	43,103	12,035,220
WR Berkley Corp.(a)	19,737	1,512,249
Total Insurance		116,261,701
Interactive Media & Services – 3.2%
Alphabet, Inc., Class A	235,619	57,278,979
Alphabet, Inc., Class C	224,149	54,591,489
Meta Platforms, Inc., Class A	84,481	62,041,157
Total Interactive Media & Services		173,911,625
IT Services – 1.2%
Cognizant Technology Solutions Corp., Class A	55,794	3,742,104
International Business Machines Corp.	201,041	56,725,728
VeriSign, Inc.	11,293	3,157,184
Total IT Services		63,625,016
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	14,699	1,886,617
Danaher Corp.	30,774	6,101,253
Thermo Fisher Scientific, Inc.	16,487	7,996,525
West Pharmaceutical Services, Inc.	3,085	809,288
Total Life Sciences Tools & Services		16,793,683
Machinery – 2.1%
Caterpillar, Inc.	82,418	39,325,749
Cummins, Inc.	20,941	8,844,850
Deere & Co.	27,816	12,719,144
Dover Corp.	15,997	2,668,780
Fortive Corp.	14,188	695,070
Illinois Tool Works, Inc.	78,415	20,447,495
Ingersoll Rand, Inc.	16,981	1,402,970
Otis Worldwide Corp.	72,337	6,613,772
PACCAR, Inc.	42,110	4,140,255
Parker-Hannifin Corp.	14,507	10,998,482
Snap-on, Inc.	9,391	3,254,263
Westinghouse Air Brake Technologies Corp.	7,226	1,448,596
Xylem, Inc.	19,891	2,933,923
Total Machinery		115,493,349
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2025
Investments	Shares	Value
Media – 0.6%
Comcast Corp., Class A	901,728	$28,332,294
Fox Corp., Class B	27,585	1,580,345
Fox Corp., Class A	24,753	1,560,924
Omnicom Group, Inc.	40,157	3,274,000
Total Media		34,747,563
Metals & Mining – 0.0%
Steel Dynamics, Inc.	13,102	1,826,812
Multi-Utilities – 1.8%
Ameren Corp.	59,599	6,220,944
CenterPoint Energy, Inc.	129,025	5,006,170
CMS Energy Corp.	105,947	7,761,677
Consolidated Edison, Inc.	138,728	13,944,939
Dominion Energy, Inc.(a)	323,124	19,765,495
DTE Energy Co.	53,631	7,585,032
Public Service Enterprise Group, Inc.	150,802	12,585,935
Sempra	134,631	12,114,097
WEC Energy Group, Inc.	125,015	14,325,469
Total Multi-Utilities		99,309,758
Oil, Gas & Consumable Fuels – 7.3%
Cheniere Energy, Inc.	14,792	3,475,824
Chevron Corp.	625,423	97,121,938
ConocoPhillips	310,471	29,367,452
Coterra Energy, Inc.	177,412	4,195,794
EOG Resources, Inc.	128,180	14,371,541
Expand Energy Corp.	38,332	4,072,392
Exxon Mobil Corp.	1,207,727	136,171,219
Kinder Morgan, Inc.	714,843	20,237,205
Marathon Petroleum Corp.	64,554	12,442,138
Occidental Petroleum Corp.	125,447	5,927,371
ONEOK, Inc.	168,231	12,275,816
Phillips 66	116,196	15,804,980
Targa Resources Corp.	39,027	6,538,583
Texas Pacific Land Corp.	1,090	1,017,668
Valero Energy Corp.	80,093	13,636,634
Venture Global, Inc., Class A(a)	15,069	213,829
Williams Cos., Inc.	320,688	20,315,585
Total Oil, Gas & Consumable Fuels		397,185,969
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	46,121	2,617,367
Personal Care Products – 0.2%
Kenvue, Inc.	537,495	8,723,544
Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	653,038	29,452,014
Eli Lilly & Co.	47,171	35,991,473
Johnson & Johnson	942,445	174,748,152
Merck & Co., Inc.	646,690	54,276,692
Zoetis, Inc.	33,914	4,962,296
Total Pharmaceuticals		299,430,627
Investments	Shares	Value
Professional Services – 1.0%
Automatic Data Processing, Inc.	98,652	$28,954,362
Booz Allen Hamilton Holding Corp.	12,765	1,275,862
Broadridge Financial Solutions, Inc.	19,834	4,723,864
Equifax, Inc.	5,139	1,318,308
Leidos Holdings, Inc.	8,648	1,634,126
Paychex, Inc.	115,926	14,694,780
TransUnion	7,743	648,708
Verisk Analytics, Inc.	7,930	1,994,474
Total Professional Services		55,244,484
Residential REITs – 0.7%
AvalonBay Communities, Inc.	49,889	9,637,058
Equity Residential	151,886	9,831,581
Essex Property Trust, Inc.	24,342	6,515,380
Invitation Homes, Inc.	155,406	4,558,058
Mid-America Apartment Communities, Inc.	33,065	4,620,172
Total Residential REITs		35,162,249
Retail REITs – 0.8%
Realty Income Corp.	335,771	20,411,519
Simon Property Group, Inc.	126,837	23,803,500
Total Retail REITs		44,215,019
Semiconductors & Semiconductor Equipment – 5.2%
Applied Materials, Inc.	55,519	11,366,960
KLA Corp.	10,258	11,064,279
Lam Research Corp.	114,134	15,282,543
Monolithic Power Systems, Inc.	2,841	2,615,538
NVIDIA Corp.	947,258	176,739,398
Qualcomm, Inc.	178,845	29,752,654
Texas Instruments, Inc.	196,603	36,121,869
Total Semiconductors & Semiconductor Equipment		282,943,241
Software – 5.6%
Intuit, Inc.	13,591	9,281,430
Microsoft Corp.	443,558	229,740,866
Oracle Corp.	187,849	52,830,653
Roper Technologies, Inc.	4,500	2,244,105
Salesforce, Inc.	37,304	8,841,048
Total Software		302,938,102
Specialized REITs – 1.8%
American Tower Corp.	115,756	22,262,194
Digital Realty Trust, Inc.	64,046	11,072,272
Equinix, Inc.	12,874	10,083,432
Extra Space Storage, Inc.	63,996	9,019,596
Iron Mountain, Inc.	54,670	5,573,060
Public Storage	69,464	20,064,676
SBA Communications Corp.	14,220	2,749,437
VICI Properties, Inc.	410,687	13,392,503
Weyerhaeuser Co.	141,763	3,514,305
Total Specialized REITs		97,731,475

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2025
Investments	Shares	Value
Specialty Retail – 2.3%
Best Buy Co., Inc.	76,120	$5,756,194
Home Depot, Inc.	167,765	67,976,700
Lowe’s Cos., Inc.	77,267	19,417,970
Ross Stores, Inc.	23,379	3,562,726
TJX Cos., Inc.	158,907	22,968,418
Tractor Supply Co.	62,130	3,533,333
Williams-Sonoma, Inc.	11,500	2,247,675
Total Specialty Retail		125,463,016
Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	743,809	189,396,086
HP, Inc.	244,152	6,648,259
NetApp, Inc.	24,888	2,948,232
Western Digital Corp.	20,012	2,402,641
Total Technology Hardware, Storage & Peripherals		201,395,218
Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc., Class B	190,107	13,256,161
Tobacco – 2.6%
Altria Group, Inc.	668,139	44,137,262
Philip Morris International, Inc.	607,958	98,610,788
Total Tobacco		142,748,050
Trading Companies & Distributors – 0.4%
Fastenal Co.	167,908	8,234,208
Ferguson Enterprises, Inc.	22,369	5,023,630
United Rentals, Inc.	3,880	3,704,081
Watsco, Inc.	4,999	2,021,096
WW Grainger, Inc.	3,821	3,641,260
Total Trading Companies & Distributors		22,624,275
Investments	Shares	Value
Water Utilities – 0.1%
American Water Works Co., Inc.	34,182	$4,757,793
Wireless Telecommunication Services – 0.9%
T-Mobile U.S., Inc.	204,602	48,977,627
TOTAL COMMON STOCKS (Cost: $3,904,926,312)		5,415,690,193
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b)
(Cost: $2,535,052)	2,535,052	2,535,052
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b)
(Cost: $298,387)	298,387	298,387
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $3,907,759,751)		5,418,523,632
Other Assets less Liabilities – 0.1%		3,319,176
NET ASSETS – 100.0%		$5,421,842,808

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,918,444 and the total market value of the collateral held by the Fund was $30,427,842. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,129,455.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree U.S. Total Dividend Fund	$2,242,015	$18,751,628	$21,212,725	$382,915	$(163,833)	$—^	$54,211

^     As of September 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,415,690,193	$ —	$—	$5,415,690,193
Mutual Fund	—	2,535,052	—	2,535,052
Investment of Cash Collateral for Securities Loaned	—	298,387	—	298,387
Total Investments in Securities	$5,415,690,193	$2,833,439	$—	$5,418,523,632

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 99.1%
Aerospace & Defense – 1.7%
Axon Enterprise, Inc.*	502	$360,255
Curtiss-Wright Corp.	381	206,860
General Dynamics Corp.	6,608	2,253,328
General Electric Co.	11,679	3,513,277
HEICO Corp.(a)	796	256,965
Howmet Aerospace, Inc.	3,965	778,052
L3Harris Technologies, Inc.	4,783	1,460,776
Lockheed Martin Corp.	6,663	3,326,236
Northrop Grumman Corp.	3,910	2,382,441
RTX Corp.	32,260	5,398,066
Textron, Inc.	5,366	453,374
TransDigm Group, Inc.	664	875,165
Total Aerospace & Defense		21,264,795
Air Freight & Logistics – 0.3%
Expeditors International of Washington, Inc.	2,490	305,249
FedEx Corp.	7,362	1,736,033
United Parcel Service, Inc., Class B	22,954	1,917,348
Total Air Freight & Logistics		3,958,630
Automobiles – 1.2%
General Motors Co.	78,414	4,780,902
Tesla, Inc.*	23,518	10,458,925
Total Automobiles		15,239,827
Banks – 5.8%
Bank of America Corp.	249,635	12,878,670
Citigroup, Inc.	48,766	4,949,749
Citizens Financial Group, Inc.	11,594	616,337
East West Bancorp, Inc.	3,394	361,291
Fifth Third Bancorp	22,622	1,007,810
First Citizens BancShares, Inc., Class A	611	1,093,177
Huntington Bancshares, Inc.	43,835	757,030
JPMorgan Chase & Co.	112,432	35,464,426
M&T Bank Corp.	5,490	1,084,934
PNC Financial Services Group, Inc.	10,779	2,165,825
Regions Financial Corp.	32,367	853,518
U.S. Bancorp	47,537	2,297,463
Wells Fargo & Co.	121,804	10,209,611
Total Banks		73,739,841
Beverages – 1.1%
Coca-Cola Co.	101,479	6,730,087
Constellation Brands, Inc., Class A	4,828	650,187
Keurig Dr. Pepper, Inc.	37,781	963,793
Monster Beverage Corp.*	13,527	910,503
PepsiCo, Inc.	35,927	5,045,588
Total Beverages		14,300,158
Investments	Shares	Value
Biotechnology – 2.1%
AbbVie, Inc.	56,261	$13,026,672
Alnylam Pharmaceuticals, Inc.*	878	400,368
Amgen, Inc.	19,386	5,470,729
Biogen, Inc.*	6,354	890,068
Gilead Sciences, Inc.	31,287	3,472,857
Incyte Corp.*	1,635	138,664
Natera, Inc.*	839	135,054
Regeneron Pharmaceuticals, Inc.	3,479	1,956,137
United Therapeutics Corp.*	1,131	474,127
Vertex Pharmaceuticals, Inc.*	2,157	844,768
Total Biotechnology		26,809,444
Broadline Retail – 5.3%
Amazon.com, Inc.*	297,065	65,226,562
eBay, Inc.	18,081	1,644,467
Total Broadline Retail		66,871,029
Building Products – 0.4%
Builders FirstSource, Inc.*	3,934	476,998
Carlisle Cos., Inc.	891	293,103
Carrier Global Corp.	16,022	956,513
Johnson Controls International PLC	13,665	1,502,467
Lennox International, Inc.	305	161,455
Masco Corp.	4,421	311,194
Owens Corning	3,024	427,775
Trane Technologies PLC	2,606	1,099,628
Total Building Products		5,229,133
Capital Markets – 3.5%
Ameriprise Financial, Inc.	3,035	1,490,944
Ares Management Corp., Class A	1,856	296,756
Bank of New York Mellon Corp.	21,321	2,323,136
Blackrock, Inc.	3,061	3,568,728
Blackstone, Inc.	7,926	1,354,157
Blue Owl Capital, Inc.(a)	6,858	116,106
Carlyle Group, Inc.(a)	10,509	658,914
Cboe Global Markets, Inc.	1,667	408,832
Charles Schwab Corp.	33,213	3,170,845
CME Group, Inc.	7,259	1,961,309
Coinbase Global, Inc., Class A*	2,116	714,129
FactSet Research Systems, Inc.	429	122,904
Goldman Sachs Group, Inc.	9,925	7,903,774
Interactive Brokers Group, Inc., Class A	5,817	400,268
Intercontinental Exchange, Inc.	10,423	1,756,067
Jefferies Financial Group, Inc.	1,625	106,307
KKR & Co., Inc.	12,966	1,684,932
LPL Financial Holdings, Inc.	1,611	535,964
Moody’s Corp.	2,060	981,549
Morgan Stanley	42,721	6,790,930
Morningstar, Inc.	347	80,507
MSCI, Inc.	767	435,203

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
Nasdaq, Inc.	8,519	$753,506
Northern Trust Corp.	5,533	744,742
Raymond James Financial, Inc.	6,184	1,067,358
Robinhood Markets, Inc., Class A*	5,621	804,815
S&P Global, Inc.	4,449	2,165,373
State Street Corp.	11,952	1,386,551
T Rowe Price Group, Inc.	7,402	759,741
Tradeweb Markets, Inc., Class A	1,222	135,618
Total Capital Markets		44,679,965
Chemicals – 0.9%
Air Products & Chemicals, Inc.	4,049	1,104,243
CF Industries Holdings, Inc.	5,265	472,270
Corteva, Inc.	12,994	878,784
DuPont de Nemours, Inc.	8,443	657,710
Ecolab, Inc.	3,089	845,954
International Flavors & Fragrances, Inc.	4,715	290,161
Linde PLC	8,133	3,863,175
LyondellBasell Industries NV, Class A	15,815	775,568
PPG Industries, Inc.	7,666	805,773
RPM International, Inc.	1,894	223,265
Sherwin-Williams Co.	3,546	1,227,838
Total Chemicals		11,144,741
Commercial Services & Supplies – 0.4%
Cintas Corp.	3,943	809,340
Clean Harbors, Inc.*	257	59,681
Copart, Inc.*	10,525	473,309
Republic Services, Inc.	4,290	984,469
Rollins, Inc.	4,480	263,155
Veralto Corp.	2,930	312,367
Waste Connections, Inc.	2,817	495,229
Waste Management, Inc.	6,142	1,356,338
Total Commercial Services & Supplies		4,753,888
Communications Equipment – 1.1%
Arista Networks, Inc.*	15,254	2,222,660
Cisco Systems, Inc.	129,555	8,864,153
F5, Inc.*	2,556	826,074
Motorola Solutions, Inc.	2,990	1,367,297
Ubiquiti, Inc.	1,087	718,051
Total Communications Equipment		13,998,235
Construction & Engineering – 0.1%
AECOM	2,128	277,640
Comfort Systems USA, Inc.	233	192,267
EMCOR Group, Inc.	722	468,968
Quanta Services, Inc.	1,738	720,262
Total Construction & Engineering		1,659,137
Construction Materials – 0.2%
CRH PLC	16,999	2,038,180
Martin Marietta Materials, Inc.	779	490,988
Vulcan Materials Co.	1,463	450,048
Total Construction Materials		2,979,216
Investments	Shares	Value
Consumer Finance – 0.4%
American Express Co.	5,676	$1,885,340
Capital One Financial Corp.	5,575	1,185,134
SoFi Technologies, Inc.*	7,444	196,670
Synchrony Financial	17,319	1,230,515
Total Consumer Finance		4,497,659
Consumer Staples Distribution & Retail – 1.6%
Casey’s General Stores, Inc.	321	181,468
Costco Wholesale Corp.	3,891	3,601,626
Kroger Co.	27,095	1,826,474
Performance Food Group Co.*	2,331	242,517
Sprouts Farmers Market, Inc.*	457	49,722
Sysco Corp.	12,042	991,538
Target Corp.	17,033	1,527,860
U.S. Foods Holding Corp.*	3,334	255,451
Walmart, Inc.	110,080	11,344,845
Total Consumer Staples Distribution & Retail		20,021,501
Containers & Packaging – 0.1%
Amcor PLC	36,750	300,615
Avery Dennison Corp.	1,056	171,252
Ball Corp.	7,184	362,217
International Paper Co.	3,977	184,533
Packaging Corp. of America	1,609	350,649
Total Containers & Packaging		1,369,266
Distributors – 0.0%
Pool Corp.	441	136,741
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	327,375	9,245,070
Verizon Communications, Inc.	215,614	9,476,235
Total Diversified Telecommunication Services		18,721,305
Electric Utilities – 1.7%
Alliant Energy Corp.	5,048	340,286
American Electric Power Co., Inc.	14,909	1,677,262
Constellation Energy Corp.	4,780	1,572,955
Duke Energy Corp.	19,484	2,411,145
Edison International	10,990	607,527
Entergy Corp.	9,165	854,086
Evergy, Inc.	5,197	395,076
Eversource Energy	9,717	691,267
Exelon Corp.	33,815	1,522,013
FirstEnergy Corp.	16,506	756,305
NextEra Energy, Inc.	46,982	3,546,671
NRG Energy, Inc.	9,186	1,487,673
PG&E Corp.	78,104	1,177,808
PPL Corp.(a)	14,897	553,573
Southern Co.	27,197	2,577,460
Xcel Energy, Inc.	12,866	1,037,643
Total Electric Utilities		21,208,750
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
Electrical Equipment – 0.6%
AMETEK, Inc.	3,548	$667,024
Eaton Corp. PLC	5,588	2,091,309
Emerson Electric Co.	11,707	1,535,724
GE Vernova, Inc.	2,195	1,349,706
Hubbell, Inc.	688	296,053
Rockwell Automation, Inc.	1,582	552,956
Vertiv Holdings Co., Class A	3,094	466,761
Total Electrical Equipment		6,959,533
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	18,800	2,326,500
CDW Corp.	4,908	781,746
Coherent Corp.*	3,084	332,209
Corning, Inc.	20,580	1,688,177
Flex Ltd.*	18,256	1,058,300
Jabil, Inc.	5,528	1,200,516
Keysight Technologies, Inc.*	4,528	792,038
Ralliant Corp.	2,323	101,585
Teledyne Technologies, Inc.*	1,518	889,609
Trimble, Inc.*	6,674	544,932
Zebra Technologies Corp., Class A*	1,218	361,941
Total Electronic Equipment, Instruments & Components		10,077,553
Energy Equipment & Services – 0.3%
Baker Hughes Co.	23,138	1,127,283
Halliburton Co.	42,071	1,034,947
Schlumberger NV	58,493	2,010,404
Total Energy Equipment & Services		4,172,634
Entertainment – 0.8%
Electronic Arts, Inc.	1,948	392,912
Liberty Media Corp.-Liberty Formula One, Class C*	1,589	165,971
Live Nation Entertainment, Inc.*(a)	2,053	335,460
Netflix, Inc.*	4,545	5,449,091
Take-Two Interactive Software, Inc.*	1,359	351,111
Walt Disney Co.	32,221	3,689,305
Total Entertainment		10,383,850
Financial Services – 4.1%
Apollo Global Management, Inc.	12,049	1,605,770
Berkshire Hathaway, Inc., Class B*	46,140	23,196,424
Block, Inc.*	9,548	690,034
Corpay, Inc.*	1,628	468,962
Equitable Holdings, Inc.	18,462	937,500
Fidelity National Information Services, Inc.	15,767	1,039,676
Fiserv, Inc.*	11,908	1,535,298
Global Payments, Inc.	12,477	1,036,589
Mastercard, Inc., Class A	12,755	7,255,172
PayPal Holdings, Inc.*	30,079	2,017,098
Toast, Inc., Class A*	3,833	139,943
Visa, Inc., Class A	34,087	11,636,620
Total Financial Services		51,559,086
Investments	Shares	Value
Food Products – 0.7%
Archer-Daniels-Midland Co.	22,283	$1,331,186
Campbell’s Company/The	8,221	259,619
General Mills, Inc.	18,956	955,762
Hershey Co.	4,722	883,250
Hormel Foods Corp.	7,381	182,606
Kellanova	7,237	593,579
Kraft Heinz Co.	60,714	1,580,993
McCormick & Co., Inc., Non-Voting Shares	3,781	252,987
Mondelez International, Inc., Class A	40,418	2,524,912
Tyson Foods, Inc., Class A	6,578	357,185
Total Food Products		8,922,079
Gas Utilities – 0.0%
Atmos Energy Corp.(a)	2,880	491,760
Ground Transportation – 0.8%
CSX Corp.	50,294	1,785,940
JB Hunt Transport Services, Inc.	1,130	151,612
Norfolk Southern Corp.	4,601	1,382,186
Old Dominion Freight Line, Inc.	2,502	352,231
Saia, Inc.*	246	73,643
Uber Technologies, Inc.*	30,605	2,998,372
Union Pacific Corp.	14,665	3,466,366
XPO, Inc.*	874	112,982
Total Ground Transportation		10,323,332
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	35,518	4,757,281
Align Technology, Inc.*	627	78,513
Baxter International, Inc.	19,110	435,135
Becton Dickinson & Co.	8,690	1,626,507
Boston Scientific Corp.*	19,835	1,936,491
Cooper Cos., Inc.*	2,463	168,863
Dexcom, Inc.*	3,078	207,119
Edwards Lifesciences Corp.*	9,878	768,212
GE HealthCare Technologies, Inc.	10,779	809,503
Hologic, Inc.*	4,828	325,842
IDEXX Laboratories, Inc.*	883	564,140
Insulet Corp.*	609	188,017
Intuitive Surgical, Inc.*	2,663	1,190,973
Medtronic PLC	41,924	3,992,842
ResMed, Inc.	2,085	570,727
STERIS PLC	1,600	395,904
Stryker Corp.	5,714	2,112,294
Zimmer Biomet Holdings, Inc.	6,901	679,748
Total Health Care Equipment & Supplies		20,808,111
Health Care Providers & Services – 1.7%
Cardinal Health, Inc.	6,802	1,067,642
Cencora, Inc.	5,263	1,644,845
Cigna Group	12,111	3,490,996
DaVita, Inc.*	1,791	237,970

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
HCA Healthcare, Inc.	8,881	$3,785,082
Labcorp Holdings, Inc.	2,171	623,207
McKesson Corp.	3,084	2,382,513
Molina Healthcare, Inc.*	1,771	338,899
Quest Diagnostics, Inc.	2,699	514,376
UnitedHealth Group, Inc.	21,490	7,420,497
Total Health Care Providers & Services		21,506,027
Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,053	87,757
Healthpeak Properties, Inc.	6,262	119,917
Welltower, Inc.	4,521	805,371
Total Health Care REITs		1,013,045
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	1,684	501,680
Hotels, Restaurants & Leisure – 1.4%
Airbnb, Inc., Class A*	6,246	758,389
Booking Holdings, Inc.	614	3,315,152
Carnival Corp.*	27,227	787,133
Cava Group, Inc.*(a)	703	42,468
Chipotle Mexican Grill, Inc.*	11,579	453,781
Darden Restaurants, Inc.	2,588	492,652
Domino’s Pizza, Inc.	455	196,428
DoorDash, Inc., Class A*	3,182	865,472
Expedia Group, Inc.	3,783	808,616
Hilton Worldwide Holdings, Inc.	3,545	919,715
Las Vegas Sands Corp.	15,358	826,107
Marriott International, Inc., Class A	4,887	1,272,770
McDonald’s Corp.	15,079	4,582,357
Royal Caribbean Cruises Ltd.	5,938	1,921,418
Texas Roadhouse, Inc.	383	63,636
Yum! Brands, Inc.	4,762	723,824
Total Hotels, Restaurants & Leisure		18,029,918
Household Durables – 0.3%
Garmin Ltd.	2,807	691,139
NVR, Inc.*	84	674,911
PulteGroup, Inc.	10,389	1,372,699
Toll Brothers, Inc.	4,327	597,732
Total Household Durables		3,336,481
Household Products – 0.8%
Church & Dwight Co., Inc.	2,815	246,678
Clorox Co.	2,193	270,397
Colgate-Palmolive Co.	14,544	1,162,647
Kimberly-Clark Corp.	8,638	1,074,049
Procter & Gamble Co.	48,818	7,500,886
Total Household Products		10,254,657
Independent Power & Renewable Electricity Producers – 0.0%
Vistra Corp.	2,321	454,730
Investments	Shares	Value
Industrial Conglomerates – 0.5%
3M Co.	17,820	$2,765,308
Honeywell International, Inc.	14,325	3,015,412
Total Industrial Conglomerates		5,780,720
Industrial REITs – 0.1%
Prologis, Inc.	13,628	1,560,679
Insurance – 3.0%
Aflac, Inc.	19,128	2,136,598
Allstate Corp.	10,401	2,232,575
American International Group, Inc.	26,857	2,109,349
Aon PLC, Class A	4,144	1,477,667
Arch Capital Group Ltd.	18,356	1,665,440
Arthur J Gallagher & Co.	3,276	1,014,708
Brown & Brown, Inc.	3,973	372,628
Chubb Ltd.	18,351	5,179,570
Cincinnati Financial Corp.	2,711	428,609
CNA Financial Corp.	11,857	550,876
Erie Indemnity Co., Class A	477	151,762
Everest Group Ltd.	3,015	1,055,943
Fidelity National Financial, Inc.	7,913	478,657
Hartford Insurance Group, Inc.	12,526	1,670,843
Loews Corp.	8,543	857,632
Markel Group, Inc.*	270	516,067
Marsh & McLennan Cos., Inc.	9,484	1,911,311
MetLife, Inc.	34,478	2,839,953
Principal Financial Group, Inc.	8,220	681,520
Progressive Corp.	15,675	3,870,941
Prudential Financial, Inc.	17,832	1,849,892
Reinsurance Group of America, Inc.	2,461	472,832
Travelers Cos., Inc.	8,470	2,364,993
Unum Group	8,383	652,030
Willis Towers Watson PLC	2,258	780,026
WR Berkley Corp.	10,750	823,665
Total Insurance		38,146,087
Interactive Media & Services – 11.2%
Alphabet, Inc., Class A	369,475	89,819,373
Meta Platforms, Inc., Class A	70,138	51,507,944
Pinterest, Inc., Class A*	3,248	104,488
Reddit, Inc., Class A*	830	190,892
Total Interactive Media & Services		141,622,697
IT Services – 0.9%
Cloudflare, Inc., Class A*	3,147	675,315
Cognizant Technology Solutions Corp., Class A	16,595	1,113,027
EPAM Systems, Inc.*	1,969	296,905
Gartner, Inc.*	1,324	348,040
GoDaddy, Inc., Class A*	5,380	736,145
International Business Machines Corp.	22,589	6,373,712
MongoDB, Inc.*	970	301,069

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
Twilio, Inc., Class A*	4,834	$483,835
VeriSign, Inc.	3,790	1,059,570
Total IT Services		11,387,618
Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	4,923	631,867
Danaher Corp.	11,433	2,266,707
Illumina, Inc.*	1,251	118,807
IQVIA Holdings, Inc.*	4,631	879,612
Mettler-Toledo International, Inc.*	232	284,806
Revvity, Inc.	1,553	136,120
Thermo Fisher Scientific, Inc.	8,111	3,933,997
Waters Corp.*	665	199,374
West Pharmaceutical Services, Inc.	678	177,860
Total Life Sciences Tools & Services		8,629,150
Machinery – 1.7%
Caterpillar, Inc.	14,280	6,813,702
Cummins, Inc.	3,847	1,624,857
Deere & Co.	8,021	3,667,683
Dover Corp.	3,023	504,327
Fortive Corp.	6,982	342,048
Graco, Inc.	2,441	207,387
IDEX Corp.	787	128,092
Illinois Tool Works, Inc.	6,182	1,612,018
Ingersoll Rand, Inc.	6,005	496,133
Nordson Corp.	665	150,922
Otis Worldwide Corp.	6,673	610,112
PACCAR, Inc.	19,778	1,944,573
Parker-Hannifin Corp.	2,562	1,942,380
Pentair PLC	2,298	254,527
Snap-on, Inc.	1,236	428,311
Stanley Black & Decker, Inc.	2,255	167,614
Westinghouse Air Brake Technologies Corp.	3,252	651,929
Xylem, Inc.	2,923	431,143
Total Machinery		21,977,758
Media – 0.5%
Comcast Corp., Class A	183,828	5,775,876
Omnicom Group, Inc.	2,182	177,899
Trade Desk, Inc., Class A*	2,628	128,798
Total Media		6,082,573
Metals & Mining – 0.1%
Reliance, Inc.	1,345	377,717
Steel Dynamics, Inc.	6,468	901,833
Total Metals & Mining		1,279,550
Multi-Utilities – 0.6%
Ameren Corp.	5,274	550,500
CenterPoint Energy, Inc.	12,752	494,778
CMS Energy Corp.	6,017	440,806
Consolidated Edison, Inc.	9,644	969,415
Dominion Energy, Inc.(a)	16,312	997,805
Investments	Shares	Value
DTE Energy Co.	5,480	$775,036
NiSource, Inc.	8,117	351,466
Public Service Enterprise Group, Inc.	9,668	806,891
Sempra	15,490	1,393,790
WEC Energy Group, Inc.	6,565	752,283
Total Multi-Utilities		7,532,770
Oil, Gas & Consumable Fuels – 4.4%
Cheniere Energy, Inc.	8,340	1,959,733
Chevron Corp.	78,829	12,241,355
ConocoPhillips	46,129	4,363,342
Coterra Energy, Inc.	23,611	558,400
Devon Energy Corp.	41,089	1,440,580
EOG Resources, Inc.	27,429	3,075,339
Expand Energy Corp.	1,417	150,542
Exxon Mobil Corp.	165,022	18,606,231
Kinder Morgan, Inc.	48,618	1,376,376
Marathon Petroleum Corp.	15,424	2,972,822
Occidental Petroleum Corp.	33,298	1,573,331
ONEOK, Inc.	12,917	942,553
Phillips 66	15,983	2,174,008
Targa Resources Corp.	2,317	388,190
Texas Pacific Land Corp.	206	192,330
Valero Energy Corp.	13,869	2,361,336
Williams Cos., Inc.	21,152	1,339,979
Total Oil, Gas & Consumable Fuels		55,716,447
Passenger Airlines – 0.3%
Delta Air Lines, Inc.	28,542	1,619,759
United Airlines Holdings, Inc.*	15,637	1,508,970
Total Passenger Airlines		3,128,729
Personal Care Products – 0.1%
Kenvue, Inc.	46,534	755,247
Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	20,830	939,433
Eli Lilly & Co.	16,876	12,876,388
Johnson & Johnson	86,828	16,099,648
Merck & Co., Inc.	114,740	9,630,128
Pfizer, Inc.	304,613	7,761,539
Viatris, Inc.	80,528	797,227
Zoetis, Inc.	7,252	1,061,113
Total Pharmaceuticals		49,165,476
Professional Services – 0.5%
Amentum Holdings, Inc.*	129	3,090
Automatic Data Processing, Inc.	6,185	1,815,297
Booz Allen Hamilton Holding Corp.	1,879	187,806
Broadridge Financial Solutions, Inc.	1,755	417,988
Equifax, Inc.	1,242	318,610
Jacobs Solutions, Inc.	2,217	332,240
Leidos Holdings, Inc.	3,533	667,596
Paychex, Inc.	5,649	716,067

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
SS&C Technologies Holdings, Inc.	7,074	$627,888
TransUnion	3,160	264,745
Verisk Analytics, Inc.	1,490	374,750
Total Professional Services		5,726,077
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	4,604	725,406
Zillow Group, Inc., Class C*	1,569	120,892
Total Real Estate Management & Development		846,298
Residential REITs – 0.1%
American Homes 4 Rent, Class A	3,775	125,519
AvalonBay Communities, Inc.	1,861	359,489
Camden Property Trust	952	101,655
Equity LifeStyle Properties, Inc.	2,209	134,086
Equity Residential	4,961	321,126
Essex Property Trust, Inc.	606	162,202
Invitation Homes, Inc.	6,236	182,902
Mid-America Apartment Communities, Inc.	692	96,693
Sun Communities, Inc.	1,155	148,995
UDR, Inc.	2,300	85,698
Total Residential REITs		1,718,365
Retail REITs – 0.2%
Kimco Realty Corp.	5,117	111,807
Realty Income Corp.	8,741	531,365
Regency Centers Corp.	2,287	166,722
Simon Property Group, Inc.	6,389	1,199,024
Total Retail REITs		2,008,918
Semiconductors & Semiconductor Equipment – 8.0%
Applied Materials, Inc.	21,681	4,438,968
Astera Labs, Inc.*	1,697	332,273
First Solar, Inc.*	4,168	919,169
KLA Corp.	3,001	3,236,879
Lam Research Corp.	29,857	3,997,852
Monolithic Power Systems, Inc.	860	791,750
NVIDIA Corp.	414,531	77,343,194
Qualcomm, Inc.	38,690	6,436,468
Skyworks Solutions, Inc.	7,938	611,067
Teradyne, Inc.	4,079	561,434
Texas Instruments, Inc.	14,525	2,668,678
Total Semiconductors & Semiconductor Equipment		101,337,732
Software – 9.0%
Adobe, Inc.*	8,402	2,963,806
AppLovin Corp., Class A*	2,148	1,543,424
Atlassian Corp., Class A*	2,156	344,313
Autodesk, Inc.*	3,744	1,189,357
Bentley Systems, Inc., Class B(a)	6,210	319,691
Cadence Design Systems, Inc.*	2,995	1,052,024
Crowdstrike Holdings, Inc., Class A*	1,996	978,798
Investments	Shares	Value
Datadog, Inc., Class A*	3,267	$465,221
Docusign, Inc.*	12,200	879,498
Dynatrace, Inc.*	6,651	322,241
Fair Isaac Corp.*	240	359,167
Fortinet, Inc.*	11,021	926,646
Gen Digital, Inc.	28,793	817,433
Guidewire Software, Inc.*	964	221,585
HubSpot, Inc.*	570	266,646
Intuit, Inc.	4,136	2,824,516
Manhattan Associates, Inc.*	1,236	253,355
Microsoft Corp.	129,274	66,957,468
Nutanix, Inc., Class A*	5,951	442,695
Oracle Corp.	46,814	13,165,969
Palantir Technologies, Inc., Class A*	15,685	2,861,258
Palo Alto Networks, Inc.*	12,544	2,554,209
PTC, Inc.*	2,643	536,582
Roper Technologies, Inc.	1,980	987,406
Salesforce, Inc.	13,786	3,267,282
ServiceNow, Inc.*	1,554	1,430,115
Strategy, Inc.*(a)	1,420	457,538
Synopsys, Inc.*	2,774	1,368,664
Tyler Technologies, Inc.*	688	359,934
Workday, Inc., Class A*	7,623	1,835,085
Zoom Communications, Inc., Class A*	12,906	1,064,745
Zscaler, Inc.*	1,971	590,630
Total Software		113,607,301
Specialized REITs – 0.4%
American Tower Corp.	3,676	706,968
Crown Castle, Inc.	5,060	488,240
Digital Realty Trust, Inc.	2,800	484,064
Equinix, Inc.	721	564,716
Extra Space Storage, Inc.	2,087	294,142
Gaming & Leisure Properties, Inc.	5,487	255,749
Iron Mountain, Inc.	3,038	309,694
Public Storage	2,462	711,149
SBA Communications Corp.	1,158	223,899
VICI Properties, Inc.	44,440	1,449,188
Weyerhaeuser Co.	3,194	79,179
Total Specialized REITs		5,566,988
Specialty Retail – 1.6%
AutoZone, Inc.*	382	1,638,872
Best Buy Co., Inc.	6,993	528,811
Burlington Stores, Inc.*	596	151,682
Carvana Co.*	943	355,737
Home Depot, Inc.	18,050	7,313,679
Lowe’s Cos., Inc.	12,723	3,197,417
O’Reilly Automotive, Inc.*	13,981	1,507,292
Ross Stores, Inc.	6,479	987,335
TJX Cos., Inc.	18,820	2,720,243
See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025
Investments	Shares	Value
Tractor Supply Co.	8,174	$464,855
Ulta Beauty, Inc.*	1,304	712,962
Williams-Sonoma, Inc.	2,440	476,898
Total Specialty Retail		20,055,783
Technology Hardware, Storage & Peripherals – 5.9%
Apple, Inc.	267,393	68,086,279
HP, Inc.	53,907	1,467,888
NetApp, Inc.	7,983	945,666
Pure Storage, Inc., Class A*	7,988	669,474
Sandisk Corp.*	3,754	421,199
Seagate Technology Holdings PLC	5,878	1,387,561
Western Digital Corp.	11,285	1,354,877
Total Technology Hardware, Storage & Peripherals		74,332,944
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	1,793	181,757
Lululemon Athletica, Inc.*(a)	2,273	404,435
NIKE, Inc., Class B	35,341	2,464,328
Tapestry, Inc.	6,083	688,717
Total Textiles, Apparel & Luxury Goods		3,739,237
Tobacco – 0.9%
Altria Group, Inc.	79,553	5,255,271
Philip Morris International, Inc.	38,929	6,314,284
Total Tobacco		11,569,555
Trading Companies & Distributors – 0.3%
Fastenal Co.	13,180	646,347
Ferguson Enterprises, Inc.	4,184	939,643
United Rentals, Inc.	1,746	1,666,836
Watsco, Inc.(a)	473	191,234
WW Grainger, Inc.	768	731,873
Total Trading Companies & Distributors		4,175,933
Water Utilities – 0.0%
American Water Works Co., Inc.	3,278	456,265
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	18,393	4,402,916
Total United States		1,253,687,550
Bermuda – 0.1%
Insurance – 0.1%
RenaissanceRe Holdings Ltd.	3,383	859,045
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	394	920,754
Ireland – 0.2%
IT Services – 0.2%
Accenture PLC, Class A	11,726	2,891,632
Netherlands – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
NXP Semiconductors NV	9,576	2,180,742
Investments	Shares	Value
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	17,550	$565,110
Switzerland – 0.2%
Electronic Equipment, Instruments & Components – 0.2%
TE Connectivity PLC	9,503	2,086,194
United Kingdom – 0.0%
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	1,531	388,874
TOTAL COMMON STOCKS (COST: $900,456,867)		1,263,579,901
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree U.S. High Dividend Fund(a)(b)
(Cost: $100,045)	1,518	152,939
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $240,491)	240,491	240,491
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $180,625)	180,625	180,625
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $900,978,028)		1,264,153,956
Other Assets less Liabilities – 0.0%		386,993
NET ASSETS – 100.0%		$1,264,540,949

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,544,355 and the total market value of the collateral held by the Fund was $4,680,137. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,499,512.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree U.S. High Dividend Fund	$1,011,035	$1,210,233	$2,026,568	$(1,103)	$(40,658)	$152,939	$17,424

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,263,579,901	$—	$—	$1,263,579,901
Exchange-Traded Fund	152,939	—	—	152,939
Mutual Fund	—	240,491	—	240,491
Investment of Cash Collateral for Securities Loaned	—	180,625	—	180,625
Total Investments in Securities	$1,263,732,840	$421,116	$—	$1,264,153,956

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.4%
Aerospace & Defense – 1.4%
BWX Technologies, Inc.	74,718	$13,775,758
Curtiss-Wright Corp.	20,073	10,898,435
Hexcel Corp.(a)	75,950	4,762,065
Moog, Inc., Class A	22,508	4,674,236
Textron, Inc.	99,150	8,377,183
Woodward, Inc.	39,634	10,015,908
Total Aerospace & Defense		52,503,585
Air Freight & Logistics – 1.0%
CH Robinson Worldwide, Inc.	176,263	23,337,221
Expeditors International of Washington, Inc.	115,464	14,154,732
Total Air Freight & Logistics		37,491,953
Automobile Components – 0.9%
BorgWarner, Inc.	228,518	10,045,651
Gentex Corp.	388,291	10,988,636
Lear Corp.	120,938	12,167,572
Total Automobile Components		33,201,859
Automobiles – 0.2%
Thor Industries, Inc.(a)	78,852	8,176,164
Banks – 8.7%
Ameris Bancorp	42,555	3,119,707
Bank OZK	237,288	12,096,942
BOK Financial Corp.	75,239	8,384,634
Cadence Bank	437,019	16,405,693
Columbia Banking System, Inc.	597,699	15,384,772
Comerica, Inc.	315,837	21,641,151
Commerce Bancshares, Inc.	182,222	10,889,587
Cullen/Frost Bankers, Inc.	155,613	19,727,060
East West Bancorp, Inc.	253,476	26,982,520
First Financial Bankshares, Inc.	157,129	5,287,391
First Horizon Corp.	902,054	20,395,441
FNB Corp.	632,360	10,187,320
Glacier Bancorp, Inc.	160,809	7,826,574
Hancock Whitney Corp.	143,137	8,961,808
Home BancShares, Inc.	452,037	12,792,647
Old National Bancorp(a)	472,256	10,366,019
Pinnacle Financial Partners, Inc.	42,308	3,968,067
Prosperity Bancshares, Inc.	159,425	10,577,849
ServisFirst Bancshares, Inc.	45,417	3,657,431
Southstate Bank Corp.	90,518	8,949,515
Synovus Financial Corp.	236,539	11,609,334
UMB Financial Corp.	39,827	4,713,525
United Bankshares, Inc.	287,651	10,703,494
Valley National Bancorp	1,399,438	14,834,043
Webster Financial Corp.	272,713	16,210,061
Western Alliance Bancorp(a)	110,817	9,610,050
Investments	Shares	Value
Wintrust Financial Corp.	55,863	$7,398,496
Zions Bancorp NA	258,756	14,640,414
Total Banks		327,321,545
Beverages – 0.9%
Coca-Cola Consolidated, Inc.	68,764	8,056,390
Molson Coors Beverage Co., Class B	368,038	16,653,720
Primo Brands Corp.	403,860	8,925,306
Total Beverages		33,635,416
Broadline Retail – 0.7%
Dillard’s, Inc., Class A	40,319	24,775,219
Building Products – 2.2%
AAON, Inc.(a)	42,693	3,989,234
Advanced Drainage Systems, Inc.	42,010	5,826,787
AO Smith Corp.	158,192	11,612,875
Armstrong World Industries, Inc.	43,206	8,468,808
CSW Industrials, Inc.	8,435	2,047,596
Fortune Brands Innovations, Inc.	115,121	6,146,310
Masco Corp.	300,080	21,122,631
Owens Corning	70,347	9,951,287
Simpson Manufacturing Co., Inc.	26,922	4,508,358
UFP Industries, Inc.	52,266	4,886,348
Zurn Elkay Water Solutions Corp.	139,289	6,550,762
Total Building Products		85,110,996
Capital Markets – 5.1%
Affiliated Managers Group, Inc.	15,799	3,766,956
BGC Group, Inc., Class A	244,008	2,308,316
Blue Owl Capital, Inc.(a)	1,022,927	17,318,154
Carlyle Group, Inc.(a)	558,166	34,997,008
Cohen & Steers, Inc.	107,225	7,035,032
Evercore, Inc., Class A	37,335	12,593,842
FactSet Research Systems, Inc.	20,600	5,901,694
Hamilton Lane, Inc., Class A	38,980	5,254,114
Houlihan Lokey, Inc.	59,504	12,217,361
Jefferies Financial Group, Inc.	223,232	14,603,837
Lazard, Inc.	286,762	15,135,298
MarketAxess Holdings, Inc.	26,811	4,671,817
Moelis & Co., Class A	135,539	9,666,642
Morningstar, Inc.	22,046	5,114,892
Piper Sandler Cos.	18,515	6,424,520
SEI Investments Co.	132,008	11,200,879
StepStone Group, Inc., Class A	105,765	6,907,512
Stifel Financial Corp.	92,732	10,522,300
TPG, Inc.	140,239	8,056,731
Total Capital Markets		193,696,905
Chemicals – 3.0%
Avient Corp.	154,497	5,090,676
Balchem Corp.	24,222	3,634,753
Cabot Corp.	71,695	5,452,405
CF Industries Holdings, Inc.	251,589	22,567,533

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2025
Investments	Shares	Value
Eastman Chemical Co.	236,446	$14,907,920
Element Solutions, Inc.	317,362	7,988,002
FMC Corp.	318,616	10,715,056
NewMarket Corp.	19,075	15,798,106
Olin Corp.	178,759	4,467,188
RPM International, Inc.	179,964	21,214,156
Total Chemicals		111,835,795
Commercial Services & Supplies – 0.3%
MSA Safety, Inc.	50,932	8,763,869
Tetra Tech, Inc.	136,384	4,552,498
Total Commercial Services & Supplies		13,316,367
Construction & Engineering – 1.0%
AECOM	88,406	11,534,331
Arcosa, Inc.	25,626	2,401,412
Comfort Systems USA, Inc.	18,564	15,318,642
Valmont Industries, Inc.	18,050	6,998,526
Total Construction & Engineering		36,252,911
Construction Materials – 0.1%
Eagle Materials, Inc.	18,212	4,244,124
Consumer Finance – 1.0%
FirstCash Holdings, Inc.	42,072	6,665,046
OneMain Holdings, Inc.	398,202	22,482,485
SLM Corp.	263,879	7,304,171
Total Consumer Finance		36,451,702
Consumer Staples Distribution & Retail – 0.7%
Albertsons Cos., Inc., Class A	934,454	16,362,289
Casey’s General Stores, Inc.	20,349	11,503,697
Total Consumer Staples Distribution & Retail		27,865,986
Containers & Packaging – 2.2%
AptarGroup, Inc.	72,154	9,644,104
Avery Dennison Corp.	90,267	14,638,599
Ball Corp.	266,067	13,415,098
Crown Holdings, Inc.	98,870	9,549,853
Graphic Packaging Holding Co.(a)	424,592	8,309,266
Sealed Air Corp.(a)	233,728	8,262,285
Silgan Holdings, Inc.	161,927	6,964,480
Sonoco Products Co.	270,181	11,642,099
Total Containers & Packaging		82,425,784
Distributors – 0.3%
Pool Corp.(a)	34,204	10,605,634
Diversified Consumer Services – 1.2%
ADT, Inc.	1,669,175	14,538,514
H&R Block, Inc.	347,592	17,577,727
Service Corp. International	139,025	11,569,661
Total Diversified Consumer Services		43,685,902
Diversified REITs – 1.0%
Essential Properties Realty Trust, Inc.	94,414	2,809,761
WP Carey, Inc.	498,477	33,682,091
Total Diversified REITs		36,491,852
Investments	Shares	Value
Electric Utilities – 5.0%
Alliant Energy Corp.	495,217	$33,382,578
Evergy, Inc.	774,435	58,872,549
IDACORP, Inc.(a)	109,137	14,422,454
OGE Energy Corp.	677,336	31,340,337
Pinnacle West Capital Corp.	381,115	34,170,771
Portland General Electric Co.	349,652	15,384,688
Total Electric Utilities		187,573,377
Electrical Equipment – 0.3%
Acuity, Inc.	15,816	5,446,872
Regal Rexnord Corp.	43,309	6,212,243
Total Electrical Equipment		11,659,115
Electronic Equipment, Instruments & Components – 1.5%
Avnet, Inc.	159,768	8,352,671
Badger Meter, Inc.	25,834	4,613,436
Belden, Inc.	21,235	2,553,933
Cognex Corp.	136,492	6,183,087
Jabil, Inc.	59,916	13,011,958
Littelfuse, Inc.	24,887	6,445,982
TD SYNNEX Corp.	81,675	13,374,281
Vontier Corp.	81,173	3,406,831
Total Electronic Equipment, Instruments & Components		57,942,179
Energy Equipment & Services – 0.2%
NOV, Inc.	564,034	7,473,451
Entertainment – 0.2%
Warner Music Group Corp., Class A	252,554	8,601,989
Financial Services – 2.4%
Enact Holdings, Inc.	298,198	11,432,911
Equitable Holdings, Inc.	384,365	19,518,055
Jack Henry & Associates, Inc.(a)	56,879	8,470,989
Jackson Financial, Inc., Class A	127,468	12,903,586
MGIC Investment Corp.	480,555	13,633,345
PennyMac Financial Services, Inc.	38,910	4,820,171
Radian Group, Inc.	259,322	9,392,643
Voya Financial, Inc.	131,406	9,829,169
Total Financial Services		90,000,869
Food Products – 4.1%
Cal-Maine Foods, Inc.	145,891	13,728,343
Campbell’s Company/The	649,280	20,504,262
Conagra Brands, Inc.	1,496,927	27,408,733
Flowers Foods, Inc.	699,898	9,133,669
Hormel Foods Corp.	1,215,599	30,073,919
Ingredion, Inc.	135,488	16,544,440
J M Smucker Co.	248,781	27,017,617
Marzetti Company/The	61,124	10,561,616
Total Food Products		154,972,599
Gas Utilities – 2.3%
National Fuel Gas Co.	297,657	27,494,577
New Jersey Resources Corp.	337,887	16,269,259

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2025
Investments	Shares	Value
Southwest Gas Holdings, Inc.	226,886	$17,774,249
UGI Corp.(a)	718,483	23,896,745
Total Gas Utilities		85,434,830
Ground Transportation – 0.7%
Landstar System, Inc.	48,882	5,990,978
Ryder System, Inc.	86,266	16,273,218
Schneider National, Inc., Class B	132,106	2,795,363
Total Ground Transportation		25,059,559
Health Care Equipment & Supplies – 0.4%
Baxter International, Inc.(a)	676,617	15,406,569
Health Care Providers & Services – 1.3%
Chemed Corp.	8,318	3,724,301
Encompass Health Corp.	79,480	10,095,550
Ensign Group, Inc.	29,983	5,180,163
Quest Diagnostics, Inc.	133,904	25,519,424
Universal Health Services, Inc., Class B	32,184	6,579,697
Total Health Care Providers & Services		51,099,135
Health Care REITs – 0.3%
CareTrust REIT, Inc.	90,035	3,122,414
Healthcare Realty Trust, Inc.(a)	538,592	9,710,814
Total Health Care REITs		12,833,228
Hotel & Resort REITs – 0.6%
Host Hotels & Resorts, Inc.	880,526	14,986,553
Ryman Hospitality Properties, Inc.	66,541	5,961,408
Total Hotel & Resort REITs		20,947,961
Hotels, Restaurants & Leisure – 2.5%
Aramark	207,337	7,961,741
Boyd Gaming Corp.(a)	76,664	6,627,603
Choice Hotels International, Inc.	34,878	3,728,807
Churchill Downs, Inc.	38,554	3,740,123
Domino’s Pizza, Inc.	30,875	13,329,046
Hyatt Hotels Corp., Class A(a)	23,057	3,272,480
Texas Roadhouse, Inc.	80,957	13,451,006
Vail Resorts, Inc.	111,784	16,719,533
Wingstop, Inc.(a)	15,305	3,851,962
Wyndham Hotels & Resorts, Inc.	123,712	9,884,589
Wynn Resorts Ltd.	89,340	11,459,642
Total Hotels, Restaurants & Leisure		94,026,532
Household Durables – 1.4%
Installed Building Products, Inc.	19,712	4,862,162
KB Home	79,777	5,077,008
Meritage Homes Corp.	92,115	6,671,890
Somnigroup International, Inc.(a)	132,313	11,157,955
Toll Brothers, Inc.	66,512	9,187,968
Whirlpool Corp.(a)	185,927	14,613,862
Total Household Durables		51,570,845
Household Products – 0.4%
Reynolds Consumer Products, Inc.(a)	679,113	16,617,895
Investments	Shares	Value
Independent Power & Renewable Electricity Producers – 0.4%
Clearway Energy, Inc., Class C	282,892	$7,991,699
Clearway Energy, Inc., Class A	121,703	3,277,462
Ormat Technologies, Inc.	48,344	4,653,110
Total Independent Power & Renewable Electricity Producers		15,922,271
Industrial REITs – 0.8%
Americold Realty Trust, Inc.	124,866	1,528,360
EastGroup Properties, Inc.	44,148	7,472,490
First Industrial Realty Trust, Inc.	70,830	3,645,620
Lineage, Inc.	123,445	4,769,915
Rexford Industrial Realty, Inc.	121,587	4,998,442
STAG Industrial, Inc.	100,199	3,536,023
Terreno Realty Corp.	52,350	2,970,862
Total Industrial REITs		28,921,712
Insurance – 7.9%
American Financial Group, Inc.	284,439	41,448,451
Assurant, Inc.	66,845	14,478,627
CNA Financial Corp.	904,810	42,037,473
F&G Annuities & Life, Inc.	148,962	4,658,042
Fidelity National Financial, Inc.	516,885	31,266,374
First American Financial Corp.	194,240	12,477,978
Globe Life, Inc.	52,810	7,550,246
Hanover Insurance Group, Inc.	67,844	12,322,506
Kemper Corp.	105,539	5,440,535
Kinsale Capital Group, Inc.(a)	12,227	5,199,654
Lincoln National Corp.	523,979	21,132,073
Loews Corp.	117,769	11,822,830
Old Republic International Corp.	636,646	27,038,356
Primerica, Inc.	37,219	10,331,622
Reinsurance Group of America, Inc.	63,717	12,241,947
RLI Corp.	59,693	3,893,177
Ryan Specialty Holdings, Inc.(a)	67,032	3,777,923
Selective Insurance Group, Inc.	59,032	4,785,724
Unum Group	365,257	28,409,689
Total Insurance		300,313,227
Leisure Products – 0.9%
Brunswick Corp.	108,643	6,870,583
Hasbro, Inc.	367,149	27,848,252
Total Leisure Products		34,718,835
Life Sciences Tools & Services – 0.3%
Bio-Techne Corp.	82,266	4,576,458
Bruker Corp.	72,839	2,366,539
Revvity, Inc.	64,849	5,684,015
Total Life Sciences Tools & Services		12,627,012
Machinery – 5.4%
AGCO Corp.	180,611	19,338,020
Allison Transmission Holdings, Inc.	82,979	7,043,257
Crane Co.	34,792	6,406,599
Donaldson Co., Inc.	183,568	15,025,041

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2025
Investments	Shares	Value
Esab Corp.	31,307	$3,498,244
Federal Signal Corp.	46,847	5,574,324
Flowserve Corp.	190,200	10,107,228
Franklin Electric Co., Inc.	56,359	5,365,377
Graco, Inc.	133,376	11,331,625
IDEX Corp.	62,149	10,115,371
ITT, Inc.	70,597	12,619,920
Kadant, Inc.	7,310	2,175,310
Lincoln Electric Holdings, Inc.	55,390	13,062,624
Mueller Industries, Inc.	93,479	9,451,662
Nordson Corp.	48,409	10,986,423
Oshkosh Corp.	79,599	10,323,990
Stanley Black & Decker, Inc.	364,137	27,066,303
Timken Co.	98,697	7,420,040
Toro Co.	124,032	9,451,238
Watts Water Technologies, Inc., Class A	28,703	8,016,174
Total Machinery		204,378,770
Marine Transportation – 0.1%
Matson, Inc.	31,082	3,064,374
Media – 1.8%
Interpublic Group of Cos., Inc.	1,053,059	29,390,877
New York Times Co., Class A	175,430	10,069,682
News Corp., Class B	133,413	4,609,419
News Corp., Class A	218,941	6,723,678
Nexstar Media Group, Inc.(a)	84,922	16,792,476
Total Media		67,586,132
Metals & Mining – 1.3%
Alcoa Corp.	176,238	5,796,468
Carpenter Technology Corp.	28,739	7,056,574
Commercial Metals Co.	111,000	6,358,080
Reliance, Inc.	51,694	14,517,226
Royal Gold, Inc.	83,598	16,768,087
Total Metals & Mining		50,496,435
Multi-Utilities – 0.9%
NiSource, Inc.	794,876	34,418,131
Office REITs – 0.7%
BXP, Inc.	247,358	18,388,594
Cousins Properties, Inc.	82,391	2,384,395
Kilroy Realty Corp.	63,172	2,669,017
SL Green Realty Corp.	38,654	2,311,896
Total Office REITs		25,753,902
Oil, Gas & Consumable Fuels – 5.3%
Antero Midstream Corp.	1,648,334	32,043,613
APA Corp.(a)	1,060,067	25,738,427
California Resources Corp.	184,170	9,794,161
Chord Energy Corp.	163,029	16,200,192
Civitas Resources, Inc.(a)	276,880	8,998,600
DT Midstream, Inc.	263,991	29,846,822
Magnolia Oil & Gas Corp., Class A	296,180	7,069,816
Investments	Shares	Value
Matador Resources Co.	163,273	$7,335,856
Murphy Oil Corp.	398,752	11,328,544
Ovintiv, Inc.	479,931	19,379,614
Permian Resources Corp.	1,737,044	22,234,163
Range Resources Corp.	190,016	7,152,202
SM Energy Co.	174,170	4,349,025
Total Oil, Gas & Consumable Fuels		201,471,035
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	71,732	6,372,671
Pharmaceuticals – 0.7%
Viatris, Inc.	2,702,955	26,759,255
Professional Services – 1.9%
Exponent, Inc.	55,083	3,827,167
Jacobs Solutions, Inc.	106,842	16,011,342
KBR, Inc.	110,080	5,205,683
Paycom Software, Inc.	30,056	6,255,856
Robert Half, Inc.	197,259	6,702,861
Science Applications International Corp.	52,461	5,213,050
SS&C Technologies Holdings, Inc.	212,705	18,879,696
TriNet Group, Inc.	53,204	3,558,815
UL Solutions, Inc., Class A	72,158	5,113,116
Total Professional Services		70,767,586
Residential REITs – 1.7%
American Homes 4 Rent, Class A	450,508	14,979,391
Camden Property Trust	75,818	8,095,846
Equity LifeStyle Properties, Inc.	210,389	12,770,612
Independence Realty Trust, Inc.	121,529	1,991,861
Sun Communities, Inc.	87,092	11,234,868
UDR, Inc.	361,062	13,453,170
Total Residential REITs		62,525,748
Retail REITs – 2.4%
Agree Realty Corp.	137,824	9,791,017
Brixmor Property Group, Inc.	464,634	12,861,069
Federal Realty Investment Trust	138,239	14,004,993
Kimco Realty Corp.	905,104	19,776,522
NNN REIT, Inc.	483,763	20,593,791
Phillips Edison & Co., Inc.	64,930	2,229,047
Regency Centers Corp.	180,654	13,169,677
Total Retail REITs		92,426,116
Semiconductors & Semiconductor Equipment – 1.4%
Amkor Technology, Inc.	257,247	7,305,815
MKS, Inc.	47,464	5,874,619
Skyworks Solutions, Inc.	319,106	24,564,780
Teradyne, Inc.(a)	80,732	11,111,953
Universal Display Corp.	40,645	5,837,841
Total Semiconductors & Semiconductor Equipment		54,695,008
Software – 1.2%
Bentley Systems, Inc., Class B	149,520	7,697,290
Dolby Laboratories, Inc., Class A	82,895	5,999,111

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2025
Investments	Shares	Value
Gen Digital, Inc.	629,879	$17,882,265
InterDigital, Inc.	30,205	10,427,672
Pegasystems, Inc.	89,604	5,152,230
Total Software		47,158,568
Specialized REITs – 2.4%
CubeSmart	495,476	20,146,054
Gaming & Leisure Properties, Inc.	908,755	42,357,071
Lamar Advertising Co., Class A	200,531	24,549,005
Rayonier, Inc.	78,913	2,094,351
Total Specialized REITs		89,146,481
Specialty Retail – 1.8%
Bath & Body Works, Inc.	321,486	8,281,479
Dick’s Sporting Goods, Inc.	79,404	17,645,157
Gap, Inc.	580,280	12,412,189
Group 1 Automotive, Inc.	8,164	3,571,832
Lithia Motors, Inc.	14,220	4,493,520
Murphy USA, Inc.	11,146	4,327,546
Penske Automotive Group, Inc.(a)	108,521	18,872,887
Total Specialty Retail		69,604,610
Textiles, Apparel & Luxury Goods – 2.3%
Columbia Sportswear Co.(a)	67,634	3,537,258
Kontoor Brands, Inc.	129,237	10,309,236
Levi Strauss & Co., Class A	285,777	6,658,604
PVH Corp.	28,567	2,393,058
Ralph Lauren Corp.	58,558	18,361,447
Tapestry, Inc.	325,311	36,831,711
VF Corp.(a)	490,615	7,079,574
Total Textiles, Apparel & Luxury Goods		85,170,888
Trading Companies & Distributors – 1.5%
Air Lease Corp.	151,406	9,636,992
Applied Industrial Technologies, Inc.	25,753	6,722,821
Boise Cascade Co.	27,089	2,094,521
GATX Corp.	42,649	7,455,045
Herc Holdings, Inc.	28,342	3,306,378
MSC Industrial Direct Co., Inc., Class A	156,780	14,445,709
Rush Enterprises, Inc., Class B	49,416	2,837,467
Rush Enterprises, Inc., Class A	75,821	4,054,149
WESCO International, Inc.	32,518	6,877,557
Total Trading Companies & Distributors		57,430,639
Water Utilities – 0.6%
Essential Utilities, Inc.	575,072	22,945,373
Total United States		3,754,984,611
Investments	Shares	Value
Puerto Rico – 0.4%
Banks – 0.4%
Popular, Inc.	123,434	$15,677,352
TOTAL COMMON STOCKS (Cost: $3,274,231,703)		3,770,661,963
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $2,566,569)	2,566,569	2,566,569
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $4,220,054)	4,220,054	4,220,054
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $3,281,018,326)		3,777,448,586
Other Liabilities less Assets – 0.0%		(273,168)
NET ASSETS – 100.0%		$3,777,175,418

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $187,999,994 and the total market value of the collateral held by the Fund was $192,828,318. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $188,608,264.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.
See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$ —	$17,800,000	$17,800,000	$ —	$ —	$ —^	$ —	$26,969
WisdomTree US LargeCap Dividend Fund	3,844,127	50,272,725	54,623,312	614,175	(107,715)	—^	68,270	—
Total	$3,844,127	$68,072,725	$72,423,312	$614,175	$(107,715)	$ —	$68,270	$26,969

^     As of September 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,770,661,963	$ —	$—	$3,770,661,963
Mutual Fund	—	2,566,569	—	2,566,569
Investment of Cash Collateral for Securities Loaned	—	4,220,054	—	4,220,054
Total Investments in Securities	$3,770,661,963	$6,786,623	$—	$3,777,448,586

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 97.3%
Aerospace & Defense – 1.3%
AeroVironment, Inc.*	2,188	$688,979
ATI, Inc.*	23,095	1,878,547
BWX Technologies, Inc.	9,713	1,790,786
Hexcel Corp.	9,877	619,288
Kratos Defense & Security Solutions, Inc.*(a)	12,584	1,149,800
Leonardo DRS, Inc.	26,001	1,180,446
Loar Holdings, Inc.*	6,337	506,960
Moog, Inc., Class A	4,718	979,787
Woodward, Inc.	8,282	2,092,944
Total Aerospace & Defense		10,887,537
Air Freight & Logistics – 0.4%
CH Robinson Worldwide, Inc.	16,985	2,248,814
GXO Logistics, Inc.*	23,298	1,232,231
Total Air Freight & Logistics		3,481,045
Automobile Components – 1.3%
BorgWarner, Inc.	110,806	4,871,032
Dorman Products, Inc.*	5,788	902,233
Gentex Corp.	57,283	1,621,109
Lear Corp.	28,804	2,897,970
Modine Manufacturing Co.*	5,492	780,743
Total Automobile Components		11,073,087
Automobiles – 0.4%
Harley-Davidson, Inc.	72,005	2,008,939
Thor Industries, Inc.(a)	10,194	1,057,016
Total Automobiles		3,065,955
Banks – 6.9%
Ameris Bancorp	18,851	1,381,967
Associated Banc-Corp.	49,598	1,275,165
Atlantic Union Bankshares Corp.	22,163	782,132
Axos Financial, Inc.*	23,640	2,001,126
BancFirst Corp.	6,582	832,294
Bank OZK	57,638	2,938,385
BOK Financial Corp.	15,632	1,742,030
Cadence Bank	14,641	549,623
Cathay General Bancorp	22,608	1,085,410
Columbia Banking System, Inc.	69,004	1,776,163
Comerica, Inc.	30,233	2,071,565
Commerce Bancshares, Inc.	28,575	1,707,642
Cullen/Frost Bankers, Inc.	14,785	1,874,294
Eastern Bankshares, Inc.	29,927	543,175
First Financial Bankshares, Inc.	20,516	690,363
First Horizon Corp.	139,819	3,161,308
First Interstate BancSystem, Inc., Class A	27,357	871,868
FNB Corp.	122,145	1,967,756
Fulton Financial Corp.	52,614	980,199
Glacier Bancorp, Inc.	12,954	630,471
Hancock Whitney Corp.	30,092	1,884,060
Investments	Shares	Value
Home BancShares, Inc.	50,697	$1,434,725
Old National Bancorp(a)	96,431	2,116,660
Pinnacle Financial Partners, Inc.	16,615	1,558,321
Prosperity Bancshares, Inc.	21,533	1,428,715
ServisFirst Bancshares, Inc.	8,842	712,046
Southstate Bank Corp.	17,673	1,747,330
Synovus Financial Corp.	41,754	2,049,286
Texas Capital Bancshares, Inc.*	3,921	331,442
UMB Financial Corp.	14,227	1,683,766
United Bankshares, Inc.	33,835	1,259,000
United Community Banks, Inc.	31,206	978,308
Valley National Bancorp	139,598	1,479,739
Webster Financial Corp.	61,370	3,647,833
Western Alliance Bancorp	30,569	2,650,944
Wintrust Financial Corp.	17,578	2,328,030
Zions Bancorp NA	43,702	2,472,659
Total Banks		58,625,800
Beverages – 1.3%
Brown-Forman Corp., Class B(a)	96,696	2,618,527
Celsius Holdings, Inc.*	23,567	1,354,867
Coca-Cola Consolidated, Inc.	22,330	2,616,183
Molson Coors Beverage Co., Class B	80,695	3,651,449
National Beverage Corp.*	14,599	538,995
Primo Brands Corp.	23,662	522,930
Total Beverages		11,302,951
Biotechnology – 2.3%
ADMA Biologics, Inc.*	21,003	307,904
Alkermes PLC*	45,272	1,358,160
Arcellx, Inc.*	4,313	354,097
BioMarin Pharmaceutical, Inc.*	19,958	1,080,925
Exact Sciences Corp.*	13,555	741,594
Exelixis, Inc.*	51,826	2,140,414
Halozyme Therapeutics, Inc.*	40,457	2,967,117
Ionis Pharmaceuticals, Inc.*	12,458	815,002
Krystal Biotech, Inc.*	2,419	427,026
Neurocrine Biosciences, Inc.*	12,045	1,690,877
Roivant Sciences Ltd.*	517,148	7,824,449
Sarepta Therapeutics, Inc.*(a)	4,425	85,270
Total Biotechnology		19,792,835
Broadline Retail – 1.0%
Dillard’s, Inc., Class A	5,384	3,308,360
Etsy, Inc.*	17,917	1,189,510
Macy’s, Inc.	179,235	3,213,683
Ollie’s Bargain Outlet Holdings, Inc.*	8,052	1,033,877
Total Broadline Retail		8,745,430
Building Products – 2.2%
AAON, Inc.(a)	6,074	567,555
Advanced Drainage Systems, Inc.	15,134	2,099,086
Allegion PLC	18,463	3,274,413
AO Smith Corp.	31,249	2,293,989
Armstrong World Industries, Inc.	6,234	1,221,926

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
CSW Industrials, Inc.	1,374	$333,539
Fortune Brands Innovations, Inc.	26,519	1,415,849
Griffon Corp.	12,472	949,743
Resideo Technologies, Inc.*	46,459	2,006,100
Simpson Manufacturing Co., Inc.	6,976	1,168,201
Trex Co., Inc.*	13,009	672,175
UFP Industries, Inc.	13,259	1,239,584
Zurn Elkay Water Solutions Corp.	20,747	975,731
Total Building Products		18,217,891
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	17,982	4,287,448
Cohen & Steers, Inc.	5,674	372,271
Evercore, Inc., Class A	4,457	1,503,435
Hamilton Lane, Inc., Class A	5,005	674,624
Houlihan Lokey, Inc.	7,236	1,485,696
Invesco Ltd.	168,755	3,871,240
Janus Henderson Group PLC	46,704	2,078,795
Lazard, Inc.	15,712	829,279
MarketAxess Holdings, Inc.	4,438	773,322
Moelis & Co., Class A	5,863	418,149
Piper Sandler Cos.	2,504	868,863
PJT Partners, Inc., Class A	3,645	647,826
SEI Investments Co.	26,354	2,236,137
StepStone Group, Inc., Class A	7,132	465,791
Stifel Financial Corp.	23,945	2,717,039
TPG, Inc.	40,343	2,317,705
Victory Capital Holdings, Inc., Class A	19,968	1,293,128
Total Capital Markets		26,840,748
Chemicals – 1.5%
Ashland, Inc.	11,322	542,437
Avient Corp.	19,688	648,720
Axalta Coating Systems Ltd.*	45,644	1,306,331
Balchem Corp.	3,138	470,888
Cabot Corp.	14,653	1,114,361
Eastman Chemical Co.	33,976	2,142,187
Element Solutions, Inc.	48,899	1,230,788
FMC Corp.	23,317	784,151
HB Fuller Co.	12,990	770,047
NewMarket Corp.	3,185	2,637,849
Olin Corp.	9,956	248,800
Scotts Miracle-Gro Co.	6,938	395,119
Total Chemicals		12,291,678
Commercial Services & Supplies – 0.6%
Brink’s Co.	13,974	1,633,002
Casella Waste Systems, Inc., Class A*	4,725	448,308
GEO Group, Inc.*	17,164	351,690
MSA Safety, Inc.	6,806	1,171,108
Tetra Tech, Inc.	32,455	1,083,348
Total Commercial Services & Supplies		4,687,456
Investments	Shares	Value
Communications Equipment – 0.4%
Ciena Corp.*	15,703	$2,287,456
Lumentum Holdings, Inc.*(a)	4,599	748,303
Total Communications Equipment		3,035,759
Construction & Engineering – 1.5%
API Group Corp.*	72,759	2,500,727
Arcosa, Inc.	5,834	546,704
Construction Partners, Inc., Class A*	3,633	461,391
Dycom Industries, Inc.*	4,880	1,423,789
Fluor Corp.*	31,038	1,305,769
Granite Construction, Inc.	4,770	523,030
MasTec, Inc.*	7,005	1,490,734
Primoris Services Corp.	9,423	1,294,060
Sterling Infrastructure, Inc.*(a)	3,760	1,277,197
Valmont Industries, Inc.	3,896	1,510,596
WillScot Holdings Corp.	29,924	631,696
Total Construction & Engineering		12,965,693
Construction Materials – 0.3%
Eagle Materials, Inc.	6,608	1,539,928
Knife River Corp.*	7,938	610,194
Total Construction Materials		2,150,122
Consumer Finance – 0.9%
Credit Acceptance Corp.*(a)	1,617	755,026
FirstCash Holdings, Inc.	11,357	1,799,176
OneMain Holdings, Inc.	43,147	2,436,079
SLM Corp.	96,044	2,658,498
Total Consumer Finance		7,648,779
Consumer Staples Distribution & Retail – 1.0%
Albertsons Cos., Inc., Class A	301,976	5,287,600
BJ’s Wholesale Club Holdings, Inc.*	23,566	2,197,529
Maplebear, Inc.*	18,596	683,589
Total Consumer Staples Distribution & Retail		8,168,718
Containers & Packaging – 1.3%
AptarGroup, Inc.	8,433	1,127,155
Crown Holdings, Inc.	31,767	3,068,374
Graphic Packaging Holding Co.	109,987	2,152,446
Sealed Air Corp.(a)	51,173	1,808,965
Silgan Holdings, Inc.	25,791	1,109,271
Sonoco Products Co.	37,618	1,620,960
Total Containers & Packaging		10,887,171
Diversified Consumer Services – 1.5%
ADT, Inc.	397,206	3,459,664
Bright Horizons Family Solutions, Inc.*	6,472	702,665
Duolingo, Inc.*(a)	2,779	894,393
Frontdoor, Inc.*	17,622	1,185,785
Grand Canyon Education, Inc.*	5,565	1,221,629
H&R Block, Inc.	42,589	2,153,726
Service Corp. International	23,005	1,914,476
Stride, Inc.*	8,751	1,303,374
Total Diversified Consumer Services		12,835,712

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
Diversified REITs – 0.5%
Essential Properties Realty Trust, Inc.	24,276	$722,454
WP Carey, Inc.	45,605	3,081,530
Total Diversified REITs		3,803,984
Diversified Telecommunication Services – 0.1%
Cogent Communications Holdings, Inc.(a)	3,949	151,444
GCI Liberty, Inc., Class C*	7,078	263,797
Total Diversified Telecommunication Services		415,241
Electric Utilities – 1.0%
IDACORP, Inc.	9,091	1,201,376
MGE Energy, Inc.	4,758	400,529
OGE Energy Corp.	34,360	1,589,837
Pinnacle West Capital Corp.	27,029	2,423,420
Portland General Electric Co.	30,411	1,338,084
TXNM Energy, Inc.	19,366	1,095,147
Total Electric Utilities		8,048,393
Electrical Equipment – 1.9%
Acuity, Inc.	5,986	2,061,518
EnerSys	14,761	1,667,403
Generac Holdings, Inc.*	8,673	1,451,860
NEXTracker, Inc., Class A*	50,992	3,772,898
nVent Electric PLC	27,326	2,695,437
Regal Rexnord Corp.	13,992	2,007,012
Sensata Technologies Holding PLC	66,283	2,024,946
Total Electrical Equipment		15,681,074
Electronic Equipment, Instruments & Components – 2.4%
Advanced Energy Industries, Inc.	4,622	786,387
Arrow Electronics, Inc.*	20,842	2,521,882
Avnet, Inc.	30,878	1,614,302
Badger Meter, Inc.	2,359	421,270
Belden, Inc.	8,086	972,503
Cognex Corp.	13,715	621,290
Insight Enterprises, Inc.*	9,515	1,079,096
Itron, Inc.*	8,594	1,070,469
Littelfuse, Inc.	3,499	906,276
Mirion Technologies, Inc.*	20,582	478,737
Novanta, Inc.*	2,786	279,018
Plexus Corp.*	3,557	514,662
Sanmina Corp.*	15,319	1,763,370
TD SYNNEX Corp.	33,085	5,417,669
Vontier Corp.	46,370	1,946,149
Total Electronic Equipment, Instruments & Components		20,393,080
Energy Equipment & Services – 0.9%
Archrock, Inc.	21,711	571,216
Cactus, Inc., Class A	14,500	572,315
Noble Corp. PLC(a)	49,074	1,387,813
NOV, Inc.	250,696	3,321,722
Weatherford International PLC	25,389	1,737,369
Total Energy Equipment & Services		7,590,435
Investments	Shares	Value
Entertainment – 0.5%
Cinemark Holdings, Inc.	27,737	$777,191
Madison Square Garden Sports Corp.*	1,675	380,225
Warner Music Group Corp., Class A	90,788	3,092,239
Total Entertainment		4,249,655
Financial Services – 4.3%
Enact Holdings, Inc.	80,898	3,101,629
Essent Group Ltd.	52,698	3,349,485
Euronet Worldwide, Inc.*	15,664	1,375,456
HA Sustainable Infrastructure Capital, Inc.	37,706	1,157,574
Jack Henry & Associates, Inc.(a)	9,350	1,392,496
Jackson Financial, Inc., Class A	50,389	5,100,878
MGIC Investment Corp.	120,608	3,421,649
Mr. Cooper Group, Inc.	24,681	5,202,508
Payoneer Global, Inc.*	51,110	309,215
PennyMac Financial Services, Inc.	6,569	813,768
Radian Group, Inc.	71,305	2,582,667
Remitly Global, Inc.*	18,002	293,433
Shift4 Payments, Inc., Class A*(a)	9,737	753,644
TFS Financial Corp.	25,072	330,324
Voya Financial, Inc.	38,068	2,847,486
Walker & Dunlop, Inc.	3,625	303,123
Western Union Co.	227,707	1,819,379
WEX, Inc.*(a)	14,176	2,233,145
Total Financial Services		36,387,859
Food Products – 2.9%
Bunge Global SA	72,160	5,863,000
Cal-Maine Foods, Inc.	17,638	1,659,736
Conagra Brands, Inc.	179,642	3,289,245
Darling Ingredients, Inc.*	28,752	887,574
Flowers Foods, Inc.	41,749	544,824
Freshpet, Inc.*	1,870	103,056
Ingredion, Inc.	17,810	2,174,779
J M Smucker Co.	38,113	4,139,072
Marzetti Company/The	3,810	658,330
Pilgrim’s Pride Corp.(a)	85,826	3,494,835
Post Holdings, Inc.*	13,846	1,488,168
Simply Good Foods Co.*	19,187	476,221
Total Food Products		24,778,840
Gas Utilities – 1.2%
MDU Resources Group, Inc.	44,570	793,792
National Fuel Gas Co.	29,917	2,763,433
New Jersey Resources Corp.	23,121	1,113,276
ONE Gas, Inc.	11,740	950,236
Southwest Gas Holdings, Inc.	9,407	736,944
Spire, Inc.	13,065	1,065,059
UGI Corp.(a)	91,190	3,032,979
Total Gas Utilities		10,455,719
Ground Transportation – 0.6%
Landstar System, Inc.	4,363	534,729
Lyft, Inc., Class A*	82,940	1,825,510

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
RXO, Inc.*(a)	11,342	$174,440
Ryder System, Inc.	12,491	2,356,302
Total Ground Transportation		4,890,981
Health Care Equipment & Supplies – 1.3%
Dentsply Sirona, Inc.	79,994	1,015,124
Envista Holdings Corp.*	26,958	549,135
Globus Medical, Inc., Class A*	19,252	1,102,562
Haemonetics Corp.*	10,153	494,857
ICU Medical, Inc.*	3,645	437,254
Inspire Medical Systems, Inc.*	2,114	156,859
Integer Holdings Corp.*	5,265	544,032
Lantheus Holdings, Inc.*	21,915	1,124,020
Masimo Corp.*(a)	4,869	718,421
Merit Medical Systems, Inc.*	7,455	620,480
Penumbra, Inc.*	2,844	720,442
Solventum Corp.*	51,545	3,762,785
Total Health Care Equipment & Supplies		11,245,971
Health Care Providers & Services – 2.4%
Acadia Healthcare Co., Inc.*	27,367	677,607
Chemed Corp.	2,524	1,130,096
Encompass Health Corp.	16,130	2,048,833
Ensign Group, Inc.	8,530	1,473,728
HealthEquity, Inc.*	10,129	959,925
Henry Schein, Inc.*	29,063	1,928,911
Hims & Hers Health, Inc.*(a)	15,187	861,407
Option Care Health, Inc.*	37,959	1,053,742
Tenet Healthcare Corp.*	31,536	6,403,069
Universal Health Services, Inc., Class B	20,296	4,149,314
Total Health Care Providers & Services		20,686,632
Health Care REITs – 0.1%
CareTrust REIT, Inc.	15,313	531,055
Sabra Health Care REIT, Inc.	20,660	385,102
Total Health Care REITs		916,157
Health Care Technology – 0.2%
Doximity, Inc., Class A*	16,891	1,235,577
Waystar Holding Corp.*	13,582	515,029
Total Health Care Technology		1,750,606
Hotel & Resort REITs – 0.4%
Host Hotels & Resorts, Inc.	157,967	2,688,598
Ryman Hospitality Properties, Inc.	11,871	1,063,523
Total Hotel & Resort REITs		3,752,121
Hotels, Restaurants & Leisure – 3.3%
Aramark	39,950	1,534,080
Boyd Gaming Corp.	32,123	2,777,033
Brinker International, Inc.*	6,755	855,723
Choice Hotels International, Inc.	8,667	926,589
Churchill Downs, Inc.	12,211	1,184,589
Dutch Bros, Inc., Class A*	8,599	450,072
Hilton Grand Vacations, Inc.*	32,584	1,362,337
Hyatt Hotels Corp., Class A	9,943	1,411,210
Investments	Shares	Value
Life Time Group Holdings, Inc.*	23,732	$655,003
Light & Wonder, Inc.*	11,954	1,003,419
MGM Resorts International*	109,870	3,808,094
Norwegian Cruise Line Holdings Ltd.*	102,179	2,516,669
Planet Fitness, Inc., Class A*	8,595	892,161
Shake Shack, Inc., Class A*	3,036	284,200
Six Flags Entertainment Corp.*	6,943	157,745
Travel & Leisure Co.	31,660	1,883,453
Vail Resorts, Inc.	4,884	730,500
Wendy’s Co.	35,266	323,037
Wingstop, Inc.(a)	2,125	534,820
Wyndham Hotels & Resorts, Inc.	13,725	1,096,628
Wynn Resorts Ltd.	26,133	3,352,080
Total Hotels, Restaurants & Leisure		27,739,442
Household Durables – 2.8%
Cavco Industries, Inc.*	1,203	698,618
Champion Homes, Inc.*	7,216	551,086
Installed Building Products, Inc.	5,609	1,383,516
KB Home	31,284	1,990,914
M/I Homes, Inc.*	13,268	1,916,430
Meritage Homes Corp.	35,646	2,581,840
Mohawk Industries, Inc.*	18,882	2,434,267
Newell Brands, Inc.	123,371	646,464
Somnigroup International, Inc.	31,568	2,662,130
Taylor Morrison Home Corp.*	46,037	3,038,902
TopBuild Corp.*	6,691	2,615,244
Tri Pointe Homes, Inc.*	43,644	1,482,587
Whirlpool Corp.(a)	23,080	1,814,088
Total Household Durables		23,816,086
Household Products – 0.2%
Reynolds Consumer Products, Inc.(a)	52,866	1,293,631
WD-40 Co.	1,294	255,694
Total Household Products		1,549,325
Independent Power & Renewable Electricity Producers – 0.8%
AES Corp.	466,480	6,138,877
Ormat Technologies, Inc.	6,195	596,269
Total Independent Power & Renewable Electricity Producers		6,735,146
Industrial REITs – 0.5%
EastGroup Properties, Inc.	5,425	918,235
First Industrial Realty Trust, Inc.	23,550	1,212,119
Rexford Industrial Realty, Inc.	25,470	1,047,072
STAG Industrial, Inc.	19,786	698,248
Terreno Realty Corp.	11,363	644,850
Total Industrial REITs		4,520,524
Insurance – 5.0%
American Financial Group, Inc.	24,744	3,605,696
Assurant, Inc.	15,614	3,381,992
Assured Guaranty Ltd.	28,607	2,421,583
Axis Capital Holdings Ltd.	25,545	2,447,211

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
CNO Financial Group, Inc.	43,198	$1,708,481
F&G Annuities & Life, Inc.	41,675	1,303,177
First American Financial Corp.	6,772	435,033
Globe Life, Inc.	41,999	6,004,597
Hanover Insurance Group, Inc.	9,864	1,791,598
Kemper Corp.	18,062	931,096
Kinsale Capital Group, Inc.(a)	2,987	1,270,252
Lincoln National Corp.	113,477	4,576,527
Mercury General Corp.	15,906	1,348,511
Old Republic International Corp.	80,189	3,405,627
Primerica, Inc.	8,685	2,410,869
RLI Corp.	14,151	922,928
Ryan Specialty Holdings, Inc.(a)	20,454	1,152,788
Selective Insurance Group, Inc.	8,986	728,495
White Mountains Insurance Group Ltd.	1,295	2,164,618
Total Insurance		42,011,079
Interactive Media & Services – 0.3%
Match Group, Inc.	77,795	2,747,719
IT Services – 0.5%
ASGN, Inc.*	11,028	522,176
DXC Technology Co.*	115,874	1,579,363
Kyndryl Holdings, Inc.*	17,307	519,729
Okta, Inc.*	19,049	1,746,793
Total IT Services		4,368,061
Leisure Products – 0.9%
Acushnet Holdings Corp.	10,246	804,209
Brunswick Corp.	20,148	1,274,159
Hasbro, Inc.	33,133	2,513,138
Mattel, Inc.*	108,208	1,821,141
Polaris, Inc.	15,368	893,342
Total Leisure Products		7,305,989
Life Sciences Tools & Services – 0.9%
Bio-Rad Laboratories, Inc., Class A*	3,546	994,263
Bio-Techne Corp.	15,273	849,637
Bruker Corp.	23,141	751,851
Charles River Laboratories International, Inc.*	10,504	1,643,456
Medpace Holdings, Inc.*	4,268	2,194,435
Repligen Corp.*	4,352	581,732
Sotera Health Co.*	64,107	1,008,403
Total Life Sciences Tools & Services		8,023,777
Machinery – 4.5%
AGCO Corp.	28,216	3,021,087
Allison Transmission Holdings, Inc.	24,734	2,099,422
Chart Industries, Inc.*	7,952	1,591,593
Crane Co.	6,382	1,175,181
Donaldson Co., Inc.	22,930	1,876,821
Enpro, Inc.	2,861	646,586
Esab Corp.	9,109	1,017,840
ESCO Technologies, Inc.	3,093	652,963
Federal Signal Corp.	8,011	953,229
Investments	Shares	Value
Flowserve Corp.	22,094	$1,174,075
Franklin Electric Co., Inc.	6,700	637,840
Gates Industrial Corp. PLC*	66,246	1,644,226
ITT, Inc.	11,952	2,136,540
JBT Marel Corp.	5,121	719,244
Kadant, Inc.	1,212	360,667
Lincoln Electric Holdings, Inc.	9,744	2,297,928
Middleby Corp.*	13,973	1,857,431
Mueller Industries, Inc.	29,782	3,011,258
Mueller Water Products, Inc., Class A	24,648	629,017
Oshkosh Corp.	27,159	3,522,522
RBC Bearings, Inc.*	3,241	1,264,930
SPX Technologies, Inc.*	5,657	1,056,614
Timken Co.	22,175	1,667,116
Toro Co.	18,920	1,441,704
Watts Water Technologies, Inc., Class A	5,514	1,539,950
Total Machinery		37,995,784
Marine Transportation – 0.2%
Kirby Corp.*	10,279	857,783
Matson, Inc.	10,844	1,069,110
Total Marine Transportation		1,926,893
Media – 2.6%
Fox Corp., Class A	150,712	9,503,899
Interpublic Group of Cos., Inc.	149,080	4,160,823
Liberty Broadband Corp., Class C*	35,986	2,286,550
New York Times Co., Class A	23,133	1,327,834
News Corp., Class A	58,335	1,791,468
Nexstar Media Group, Inc.(a)	13,377	2,645,168
Total Media		21,715,742
Metals & Mining – 0.8%
Carpenter Technology Corp.	5,839	1,433,708
Commercial Metals Co.	33,254	1,904,789
Royal Gold, Inc.	8,250	1,654,785
Warrior Met Coal, Inc.	22,417	1,426,618
Total Metals & Mining		6,419,900
Multi-Utilities – 0.1%
Black Hills Corp.	16,386	1,009,214
Office REITs – 0.4%
BXP, Inc.	18,258	1,357,300
COPT Defense Properties	17,257	501,488
Cousins Properties, Inc.	13,684	396,015
Kilroy Realty Corp.	17,601	743,642
Vornado Realty Trust	14,262	578,039
Total Office REITs		3,576,484
Oil, Gas & Consumable Fuels – 4.8%
Antero Midstream Corp.	102,028	1,983,424
APA Corp.	250,547	6,083,281
California Resources Corp.	21,837	1,161,292
Chord Energy Corp.	29,375	2,918,994

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
Civitas Resources, Inc.	70,234	$2,282,605
CNX Resources Corp.*(a)	34,749	1,116,138
Core Natural Resources, Inc.(a)	13,118	1,095,091
DT Midstream, Inc.	15,884	1,795,845
Magnolia Oil & Gas Corp., Class A	51,799	1,236,442
Matador Resources Co.	64,890	2,915,508
Murphy Oil Corp.	64,801	1,840,996
Northern Oil & Gas, Inc.	56,252	1,395,050
Ovintiv, Inc.	174,108	7,030,481
Permian Resources Corp.	265,471	3,398,029
Range Resources Corp.	63,005	2,371,508
SM Energy Co.	71,492	1,785,155
Total Oil, Gas & Consumable Fuels		40,409,839
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	13,633	1,211,156
Sylvamo Corp.	10,534	465,813
Total Paper & Forest Products		1,676,969
Passenger Airlines – 0.7%
Alaska Air Group, Inc.*	39,650	1,973,777
American Airlines Group, Inc.*(a)	256,405	2,881,992
SkyWest, Inc.*	8,491	854,365
Total Passenger Airlines		5,710,134
Personal Care Products – 0.3%
BellRing Brands, Inc.*	12,997	472,441
Coty, Inc., Class A*	200,094	808,380
elf Beauty, Inc.*	5,528	732,349
Inter Parfums, Inc.	4,460	438,775
Total Personal Care Products		2,451,945
Pharmaceuticals – 1.5%
Corcept Therapeutics, Inc.*	9,360	777,910
Elanco Animal Health, Inc.*(a)	138,229	2,783,932
Jazz Pharmaceuticals PLC*	40,748	5,370,586
Organon & Co.	182,432	1,948,374
Perrigo Co. PLC	47,267	1,052,636
Prestige Consumer Healthcare, Inc.*	9,495	592,488
Total Pharmaceuticals		12,525,926
Professional Services – 2.5%
Alight, Inc., Class A	176,488	575,351
CACI International, Inc., Class A*	4,502	2,245,508
CBIZ, Inc.*	5,690	301,342
Clarivate PLC*(a)	363,733	1,393,097
Dayforce, Inc.*	15,171	1,045,130
ExlService Holdings, Inc.*	22,197	977,334
Exponent, Inc.	4,901	340,521
FTI Consulting, Inc.*	6,020	973,133
Genpact Ltd.	50,962	2,134,798
KBR, Inc.	27,441	1,297,685
Korn Ferry	12,367	865,443
Maximus, Inc.	20,176	1,843,481
Parsons Corp.*	14,192	1,176,801
Investments	Shares	Value
Paycom Software, Inc.	7,706	$1,603,927
Paylocity Holding Corp.*	7,457	1,187,676
Robert Half, Inc.	12,922	439,090
Science Applications International Corp.	13,125	1,304,231
TriNet Group, Inc.	13,820	924,420
Verra Mobility Corp.*	33,281	822,041
Total Professional Services		21,451,009
Real Estate Management & Development – 0.3%
Howard Hughes Holdings, Inc.*	4,559	374,613
Jones Lang LaSalle, Inc.*	8,410	2,508,535
Total Real Estate Management & Development		2,883,148
Residential REITs – 0.0%
Independence Realty Trust, Inc.	17,408	285,317
Retail REITs – 0.7%
Agree Realty Corp.	10,465	743,434
Brixmor Property Group, Inc.	44,345	1,227,470
Federal Realty Investment Trust	9,233	935,395
Macerich Co.	21,389	389,280
NNN REIT, Inc.	36,585	1,557,423
Phillips Edison & Co., Inc.	9,830	337,464
Tanger, Inc.	11,562	391,258
Total Retail REITs		5,581,724
Semiconductors & Semiconductor Equipment – 1.8%
Amkor Technology, Inc.	55,121	1,565,436
Cirrus Logic, Inc.*	16,191	2,028,570
Credo Technology Group Holding Ltd.*	8,378	1,219,921
Impinj, Inc.*	2,203	398,192
Lattice Semiconductor Corp.*	11,627	852,492
MACOM Technology Solutions Holdings, Inc.*	5,524	687,683
MKS, Inc.	12,847	1,590,073
Onto Innovation, Inc.*	5,741	741,852
Power Integrations, Inc.	2,852	114,679
Qorvo, Inc.*	34,446	3,137,342
Rambus, Inc.*(a)	14,427	1,503,293
Semtech Corp.*	5,510	393,689
SiTime Corp.*	1,648	496,559
Universal Display Corp.	6,131	880,596
Total Semiconductors & Semiconductor Equipment		15,610,377
Software – 3.1%
ACI Worldwide, Inc.*	15,958	842,104
Agilysys, Inc.*	2,307	242,812
Alkami Technology, Inc.*	6,897	171,321
Appfolio, Inc., Class A*	2,366	652,212
Bill Holdings, Inc.*	11,195	592,999
Blackbaud, Inc.*	10,546	678,213
BlackLine, Inc.*	9,595	509,494
Box, Inc., Class A*	29,705	958,580
CCC Intelligent Solutions Holdings, Inc.*(a)	74,836	681,756
Clearwater Analytics Holdings, Inc., Class A*	16,634	299,745
CommVault Systems, Inc.*	3,524	665,261
See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
Confluent, Inc., Class A*	17,253	$341,609
Dolby Laboratories, Inc., Class A	13,002	940,955
Dropbox, Inc., Class A*	105,281	3,180,539
Elastic NV*	7,318	618,298
Freshworks, Inc., Class A*	26,648	313,647
Gitlab, Inc., Class A*(a)	10,134	456,841
Informatica, Inc., Class A*	47,947	1,191,003
Intapp, Inc.*	5,776	236,238
InterDigital, Inc.	5,371	1,854,230
Life360, Inc.*(a)	7,688	817,234
MARA Holdings, Inc.*(a)	28,114	513,362
nCino, Inc.*	6,318	171,281
Pegasystems, Inc.	23,270	1,338,025
Procore Technologies, Inc.*	10,810	788,265
Q2 Holdings, Inc.*	4,176	302,301
Qualys, Inc.*	5,555	735,093
Samsara, Inc., Class A*	16,036	597,341
SPS Commerce, Inc.*	2,954	307,630
Tenable Holdings, Inc.*	12,252	357,268
UiPath, Inc., Class A*	75,640	1,012,063
Unity Software, Inc.*	78,269	3,133,891
Varonis Systems, Inc.*	8,899	511,426
Workiva, Inc.*	3,625	312,040
Total Software		26,325,077
Specialized REITs – 0.4%
CubeSmart	33,860	1,376,748
Lamar Advertising Co., Class A	15,317	1,875,107
Rayonier, Inc.	11,418	303,034
Total Specialized REITs		3,554,889
Specialty Retail – 4.2%
Abercrombie & Fitch Co., Class A*	13,351	1,142,178
Asbury Automotive Group, Inc.*	8,231	2,012,068
AutoNation, Inc.*	16,127	3,528,104
Bath & Body Works, Inc.	78,017	2,009,718
Boot Barn Holdings, Inc.*	4,336	718,562
CarMax, Inc.*	20,384	914,630
Chewy, Inc., Class A*	42,613	1,723,696
Dick’s Sporting Goods, Inc.	22,349	4,966,395
Floor & Decor Holdings, Inc., Class A*	8,555	630,503
Gap, Inc.	127,907	2,735,931
Group 1 Automotive, Inc.	4,777	2,089,985
Lithia Motors, Inc.	8,712	2,752,992
Murphy USA, Inc.	3,816	1,481,600
Penske Automotive Group, Inc.(a)	22,235	3,866,889
Signet Jewelers Ltd.	19,377	1,858,642
Urban Outfitters, Inc.*	26,898	1,921,324
Valvoline, Inc.*(a)	21,263	763,554
Wayfair, Inc., Class A*	7,100	634,243
Total Specialty Retail		35,751,014
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 1.2%
Columbia Sportswear Co.(a)	9,480	$495,804
Crocs, Inc.*	28,145	2,351,515
Kontoor Brands, Inc.	11,860	946,072
PVH Corp.	25,278	2,117,538
Ralph Lauren Corp.	12,462	3,907,585
VF Corp.	40,064	578,123
Total Textiles, Apparel & Luxury Goods		10,396,637
Trading Companies & Distributors – 1.6%
Air Lease Corp.	38,144	2,427,866
Applied Industrial Technologies, Inc.	5,534	1,444,651
Boise Cascade Co.	11,223	867,762
Core & Main, Inc., Class A*	32,063	1,725,951
GATX Corp.	6,853	1,197,904
Herc Holdings, Inc.	6,218	725,392
MSC Industrial Direct Co., Inc., Class A	13,118	1,208,693
Rush Enterprises, Inc., Class A	19,888	1,063,411
SiteOne Landscape Supply, Inc.*	4,673	601,883
WESCO International, Inc.	11,328	2,395,872
Total Trading Companies & Distributors		13,659,385
Water Utilities – 0.2%
Essential Utilities, Inc.	49,343	1,968,786
Total United States		823,454,456
Jersey – 1.2%
Automobile Components – 1.2%
Aptiv PLC*	112,696	9,716,649
Puerto Rico – 0.4%
Banks – 0.4%
Popular, Inc.	24,246	3,079,484
Sweden – 0.4%
Automobile Components – 0.4%
Autoliv, Inc.	30,530	3,770,455
Thailand – 0.2%
Electronic Equipment, Instruments & Components – 0.2%
Fabrinet*	5,643	2,057,551
United Kingdom – 0.4%
Energy Equipment & Services – 0.4%
TechnipFMC PLC	81,348	3,209,179
TOTAL COMMON STOCKS (Cost: $737,815,534)		845,287,774
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $40,795)	846	44,246

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. MidCap Fund (EZM) September 30, 2025
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $269,282)	269,282	$269,282
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c) (Cost: $2,577,467)	2,577,467	2,577,467
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $740,703,078)		848,178,769
Other Liabilities less Assets – (0.2)%		(2,038,077)
NET ASSETS – 100.0%		$846,140,692

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $46,796,531 and the total market value of the collateral held by the Fund was $48,266,543. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,689,076.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,167,243	$981,860	$3,125,309	$(15,221)	$35,673	$44,246	$18,999

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$845,287,774	$—	$—	$845,287,774
Exchange-Traded Fund	44,246	—	—	44,246
Mutual Fund	—	269,282	—	269,282
Investment of Cash Collateral for Securities Loaned	—	2,577,467	—	2,577,467
Total Investments in Securities	$845,332,020	$2,846,749	$—	$848,178,769

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) WisdomTree U.S. MidCap Quality Growth Fund (QMID) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 97.7%
Aerospace & Defense – 3.2%
ATI, Inc.*	172	$13,990
Leonardo DRS, Inc.	305	13,847
Woodward, Inc.	69	17,437
Total Aerospace & Defense		45,274
Automobile Components – 0.6%
Gentex Corp.	298	8,433
Beverages – 1.9%
Celsius Holdings, Inc.*	266	15,293
Coca-Cola Consolidated, Inc.	101	11,833
Total Beverages		27,126
Biotechnology – 4.1%
Exelixis, Inc.*	352	14,538
Halozyme Therapeutics, Inc.*(a)	163	11,954
Neurocrine Biosciences, Inc.*	123	17,267
Roivant Sciences Ltd.*	914	13,829
Total Biotechnology		57,588
Broadline Retail – 0.6%
Etsy, Inc.*	119	7,900
Building Products – 6.1%
AAON, Inc.	102	9,531
Advanced Drainage Systems, Inc.(a)	96	13,315
Allegion PLC	115	20,395
Armstrong World Industries, Inc.	57	11,173
CSW Industrials, Inc.(a)	20	4,855
Masco Corp.	273	19,216
Simpson Manufacturing Co., Inc.	50	8,373
Total Building Products		86,858
Capital Markets – 4.1%
Evercore, Inc., Class A	48	16,191
Hamilton Lane, Inc., Class A	58	7,818
MarketAxess Holdings, Inc.	45	7,841
Morningstar, Inc.	54	12,529
SEI Investments Co.	157	13,322
Total Capital Markets		57,701
Chemicals – 1.5%
Albemarle Corp.(a)	141	11,432
NewMarket Corp.	12	9,939
Total Chemicals		21,371
Commercial Services & Supplies – 2.5%
Clean Harbors, Inc.*	68	15,791
MSA Safety, Inc.(a)	50	8,603
Tetra Tech, Inc.	336	11,216
Total Commercial Services & Supplies		35,610
Construction & Engineering – 3.5%
API Group Corp.*	516	17,735
Dycom Industries, Inc.*	35	10,212
Investments	Shares	Value
Fluor Corp.*	215	$9,045
Sterling Infrastructure, Inc.*(a)	37	12,568
Total Construction & Engineering		49,560
Construction Materials – 1.1%
Eagle Materials, Inc.	41	9,555
Knife River Corp.*(a)	74	5,688
Total Construction Materials		15,243
Consumer Finance – 0.7%
FirstCash Holdings, Inc.	58	9,188
Consumer Staples Distribution & Retail – 2.3%
Maplebear, Inc.*	320	11,763
Performance Food Group Co.*	200	20,808
Total Consumer Staples Distribution & Retail		32,571
Diversified Consumer Services – 1.1%
Grand Canyon Education, Inc.*	36	7,903
Stride, Inc.*	55	8,191
Total Diversified Consumer Services		16,094
Electrical Equipment – 2.4%
NEXTracker, Inc., Class A*	175	12,948
nVent Electric PLC	212	20,912
Total Electrical Equipment		33,860
Electronic Equipment, Instruments & Components – 0.5%
Badger Meter, Inc.	37	6,608
Entertainment – 1.4%
TKO Group Holdings, Inc.	96	19,388
Financial Services – 1.4%
Jack Henry & Associates, Inc.(a)	90	13,404
Shift4 Payments, Inc., Class A*(a)	84	6,501
Total Financial Services		19,905
Food Products – 1.6%
Lamb Weston Holdings, Inc.	174	10,106
Pilgrim’s Pride Corp.	306	12,460
Total Food Products		22,566
Ground Transportation – 0.7%
Saia, Inc.*(a)	34	10,178
Health Care Equipment & Supplies – 1.8%
Globus Medical, Inc., Class A*	142	8,132
Lantheus Holdings, Inc.*(a)	82	4,206
Penumbra, Inc.*	50	12,666
Total Health Care Equipment & Supplies		25,004
Health Care Providers & Services – 3.5%
Chemed Corp.	19	8,507
Ensign Group, Inc.	68	11,748
HealthEquity, Inc.*	97	9,193
Hims & Hers Health, Inc.*(a)	258	14,634
Option Care Health, Inc.*	220	6,107
Total Health Care Providers & Services		50,189

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Quality Growth Fund (QMID) September 30, 2025
Investments	Shares	Value
Health Care Technology – 0.8%
Doximity, Inc., Class A*	158	$11,558
Hotels, Restaurants & Leisure – 6.8%
Brinker International, Inc.*	54	6,841
Cava Group, Inc.*	144	8,699
Choice Hotels International, Inc.	58	6,201
Churchill Downs, Inc.	89	8,634
Dutch Bros, Inc., Class A*	140	7,328
Hyatt Hotels Corp., Class A	55	7,806
Planet Fitness, Inc., Class A*	103	10,691
Texas Roadhouse, Inc.	83	13,790
Wingstop, Inc.(a)	34	8,557
Wynn Resorts Ltd.	141	18,086
Total Hotels, Restaurants & Leisure		96,633
Household Durables – 2.2%
Toll Brothers, Inc.	124	17,130
TopBuild Corp.*	35	13,680
Total Household Durables		30,810
Insurance – 1.4%
Kinsale Capital Group, Inc.(a)	29	12,333
RLI Corp.	116	7,565
Total Insurance		19,898
Interactive Media & Services – 0.8%
Match Group, Inc.	301	10,631
IT Services – 2.0%
MongoDB, Inc.*	89	27,624
Life Sciences Tools & Services – 1.3%
Medpace Holdings, Inc.*	36	18,510
Machinery – 4.9%
Allison Transmission Holdings, Inc.	109	9,252
Donaldson Co., Inc.	153	12,523
Esab Corp.	77	8,604
Federal Signal Corp.	74	8,805
Lincoln Electric Holdings, Inc.	68	16,036
Mueller Industries, Inc.	142	14,358
Total Machinery		69,578
Metals & Mining – 1.0%
Carpenter Technology Corp.	59	14,487
Oil, Gas & Consumable Fuels – 5.2%
APA Corp.(a)	436	10,586
Chord Energy Corp.	70	6,956
HF Sinclair Corp.	253	13,242
Matador Resources Co.(a)	149	6,695
Ovintiv, Inc.	324	13,083
Permian Resources Corp.	849	10,867
Range Resources Corp.	328	12,346
Total Oil, Gas & Consumable Fuels		73,775
Investments	Shares	Value
Passenger Airlines – 0.6%
Alaska Air Group, Inc.*	157	$7,816
Personal Care Products – 1.0%
BellRing Brands, Inc.*	159	5,780
elf Beauty, Inc.*(a)	68	9,008
Total Personal Care Products		14,788
Pharmaceuticals – 0.8%
Corcept Therapeutics, Inc.*	144	11,968
Professional Services – 5.4%
Booz Allen Hamilton Holding Corp.	164	16,392
ExlService Holdings, Inc.*	197	8,674
FTI Consulting, Inc.*	46	7,436
Genpact Ltd.	224	9,383
Parsons Corp.*(a)	128	10,614
Paycom Software, Inc.	65	13,529
Paylocity Holding Corp.*	68	10,830
Total Professional Services		76,858
Semiconductors & Semiconductor Equipment – 3.7%
Credo Technology Group Holding Ltd.*	175	25,482
Enphase Energy, Inc.*	148	5,238
Rambus, Inc.*	127	13,233
Universal Display Corp.	57	8,187
Total Semiconductors & Semiconductor Equipment		52,140
Software – 7.5%
Bentley Systems, Inc., Class B	358	18,430
Box, Inc., Class A*	175	5,647
CCC Intelligent Solutions Holdings, Inc.*(a)	830	7,561
Clearwater Analytics Holdings, Inc., Class A*	280	5,046
Dropbox, Inc., Class A*	264	7,975
Elastic NV*	126	10,646
InterDigital, Inc.	31	10,702
Manhattan Associates, Inc.*	76	15,579
Procore Technologies, Inc.*(a)	189	13,782
Qualys, Inc.*	47	6,220
SPS Commerce, Inc.*	45	4,686
Total Software		106,274
Specialty Retail – 2.1%
Chewy, Inc., Class A*	238	9,627
Five Below, Inc.*	66	10,210
Murphy USA, Inc.(a)	26	10,095
Total Specialty Retail		29,932
Textiles, Apparel & Luxury Goods – 0.4%
Crocs, Inc.*(a)	75	6,266
Trading Companies & Distributors – 3.2%
Applied Industrial Technologies, Inc.	46	12,008
Core & Main, Inc., Class A*	223	12,004
FTAI Aviation Ltd.	123	20,524
Total Trading Companies & Distributors		44,536
Total United States		1,382,297

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. MidCap Quality Growth Fund (QMID) September 30, 2025
Investments	Shares	Value
Bermuda – 1.1%
Insurance – 1.1%
RenaissanceRe Holdings Ltd.	62	$15,743
Thailand – 1.1%
Electronic Equipment, Instruments & Components – 1.1%
Fabrinet*	45	16,408
TOTAL COMMON STOCKS (Cost: $1,290,755)		1,414,448
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $733)	733	733
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,291,488)		1,415,181
Other Liabilities less Assets – 0.0%		(240)
NET ASSETS – 100.0%		$1,414,941

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $212,432 and the total market value of the collateral held by the Fund was $218,596, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,414,448	$ —	$—	$1,414,448
Mutual Fund		733	—	733
Total Investments in Securities	$1,414,448	$733	$—	$1,415,181

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.3%
General Dynamics Corp.	5,370	$1,831,170
L3Harris Technologies, Inc.	6,060	1,850,785
Northrop Grumman Corp.	2,563	1,561,687
Total Aerospace & Defense		5,243,642
Automobile Components – 0.4%
BorgWarner, Inc.	31,782	1,397,137
Automobiles – 0.3%
General Motors Co.	18,570	1,132,213
Banks – 0.4%
BOK Financial Corp.	15,077	1,680,181
Beverages – 0.6%
Molson Coors Beverage Co., Class B	26,133	1,182,518
Monster Beverage Corp.*	20,141	1,355,691
Total Beverages		2,538,209
Biotechnology – 2.1%
Amgen, Inc.	5,049	1,424,828
BioMarin Pharmaceutical, Inc.*	19,145	1,036,893
Exelixis, Inc.*	24,694	1,019,862
Gilead Sciences, Inc.	13,249	1,470,639
Halozyme Therapeutics, Inc.*(a)	11,391	835,416
Incyte Corp.*	13,397	1,136,200
United Therapeutics Corp.*	3,083	1,292,424
Total Biotechnology		8,216,262
Broadline Retail – 0.6%
Dillard’s, Inc., Class A	1,622	996,687
eBay, Inc.	14,277	1,298,493
Total Broadline Retail		2,295,180
Building Products – 0.7%
AO Smith Corp.	22,096	1,622,067
Carlisle Cos., Inc.	2,974	978,327
Total Building Products		2,600,394
Capital Markets – 4.7%
Bank of New York Mellon Corp.	17,991	1,960,299
Cboe Global Markets, Inc.	9,589	2,351,702
Charles Schwab Corp.	18,955	1,809,634
CME Group, Inc.	7,822	2,113,426
Goldman Sachs Group, Inc.	1,841	1,466,080
Intercontinental Exchange, Inc.	11,966	2,016,032
MarketAxess Holdings, Inc.	9,393	1,636,730
Northern Trust Corp.	12,400	1,669,040
Raymond James Financial, Inc.	10,003	1,726,518
SEI Investments Co.	21,344	1,811,039
Total Capital Markets		18,560,500
Investments	Shares	Value
Chemicals – 0.8%
CF Industries Holdings, Inc.	15,281	$1,370,706
NewMarket Corp.	1,966	1,628,261
Total Chemicals		2,998,967
Commercial Services & Supplies – 1.6%
Republic Services, Inc.	7,290	1,672,909
Tetra Tech, Inc.	36,635	1,222,876
Veralto Corp.	15,488	1,651,176
Waste Management, Inc.	7,442	1,643,417
Total Commercial Services & Supplies		6,190,378
Communications Equipment – 3.1%
F5, Inc.*	14,392	4,651,350
Motorola Solutions, Inc.	11,162	5,104,271
Ubiquiti, Inc.	4,003	2,644,302
Total Communications Equipment		12,399,923
Construction & Engineering – 1.4%
AECOM	12,620	1,646,531
Dycom Industries, Inc.*	3,801	1,108,980
EMCOR Group, Inc.	1,479	960,670
Sterling Infrastructure, Inc.*(a)	2,498	848,521
Valmont Industries, Inc.	2,948	1,143,028
Total Construction & Engineering		5,707,730
Consumer Finance – 0.2%
Synchrony Financial	13,643	969,335
Consumer Staples Distribution & Retail – 1.0%
Albertsons Cos., Inc., Class A	65,325	1,143,841
Kroger Co.	19,024	1,282,408
Sysco Corp.	16,610	1,367,667
Total Consumer Staples Distribution & Retail		3,793,916
Containers & Packaging – 0.4%
Crown Holdings, Inc.	18,040	1,742,484
Diversified Consumer Services – 1.4%
ADT, Inc.	156,055	1,359,239
H&R Block, Inc.	31,884	1,612,374
Service Corp. International	21,361	1,777,662
Stride, Inc.*	5,987	891,704
Total Diversified Consumer Services		5,640,979
Diversified REITs – 0.3%
WP Carey, Inc.	20,589	1,391,199
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	111,691	3,154,154
Frontier Communications Parent, Inc.*	46,930	1,752,835
Verizon Communications, Inc.	77,719	3,415,750
Total Diversified Telecommunication Services		8,322,739
See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2025
Investments	Shares	Value
Electric Utilities – 1.6%
American Electric Power Co., Inc.	14,074	$1,583,325
Duke Energy Corp.	12,594	1,558,508
Exelon Corp.	35,115	1,580,526
FirstEnergy Corp.	34,665	1,588,350
Total Electric Utilities		6,310,709
Electrical Equipment – 0.2%
NEXTracker, Inc., Class A*	12,058	892,171
Electronic Equipment, Instruments & Components – 0.8%
Jabil, Inc.	15,106	3,280,570
Entertainment – 2.6%
Electronic Arts, Inc.	15,841	3,195,130
Liberty Media Corp.-Liberty Formula One, Class C*	25,263	2,638,720
Netflix, Inc.*	1,715	2,056,148
Walt Disney Co.	19,673	2,252,558
Total Entertainment		10,142,556
Financial Services – 1.6%
Berkshire Hathaway, Inc., Class B*	3,957	1,989,342
Fiserv, Inc.*	8,854	1,141,546
Jack Henry & Associates, Inc.(a)	13,502	2,010,853
Mr. Cooper Group, Inc.	5,319	1,121,192
Total Financial Services		6,262,933
Food Products – 1.5%
Conagra Brands, Inc.	56,889	1,041,638
Ingredion, Inc.	9,789	1,195,335
Kraft Heinz Co.	51,106	1,330,800
Pilgrim’s Pride Corp.	23,348	950,731
Tyson Foods, Inc., Class A	23,205	1,260,031
Total Food Products		5,778,535
Gas Utilities – 0.3%
UGI Corp.	38,782	1,289,889
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories	12,273	1,643,846
Hologic, Inc.*	20,130	1,358,574
ResMed, Inc.	4,872	1,333,612
Zimmer Biomet Holdings, Inc.	12,633	1,244,350
Total Health Care Equipment & Supplies		5,580,382
Health Care Providers & Services – 3.9%
Cardinal Health, Inc.	9,919	1,556,886
Cencora, Inc.	5,544	1,732,666
CVS Health Corp.	13,669	1,030,506
DaVita, Inc.*	8,643	1,148,396
Encompass Health Corp.	11,832	1,502,901
Ensign Group, Inc.	8,195	1,415,850
HCA Healthcare, Inc.	3,611	1,539,008
McKesson Corp.	1,956	1,511,088
Quest Diagnostics, Inc.	8,848	1,686,252
Tenet Healthcare Corp.*	4,452	903,934
Universal Health Services, Inc., Class B	6,179	1,263,235
Total Health Care Providers & Services		15,290,722
Investments	Shares	Value
Health Care REITs – 0.3%
CareTrust REIT, Inc.	37,913	$1,314,823
Hotels, Restaurants & Leisure – 3.5%
Boyd Gaming Corp.	16,450	1,422,102
Brinker International, Inc.*	5,826	738,038
Churchill Downs, Inc.	12,685	1,230,572
Darden Restaurants, Inc.	6,243	1,188,417
Domino’s Pizza, Inc.	3,182	1,373,701
Las Vegas Sands Corp.	18,573	999,042
Light & Wonder, Inc.*	9,332	783,328
McDonald’s Corp.	5,539	1,683,247
Planet Fitness, Inc., Class A*	12,417	1,288,885
Texas Roadhouse, Inc.	8,159	1,355,618
Yum! Brands, Inc.	11,303	1,718,056
Total Hotels, Restaurants & Leisure		13,781,006
Household Durables – 0.8%
NVR, Inc.*	168	1,349,823
PulteGroup, Inc.	8,446	1,115,970
TopBuild Corp.*	2,248	878,653
Total Household Durables		3,344,446
Household Products – 1.1%
Clorox Co.	11,580	1,427,814
Colgate-Palmolive Co.	17,273	1,380,803
Kimberly-Clark Corp.	11,476	1,426,926
Total Household Products		4,235,543
Insurance – 6.6%
Allstate Corp.	9,992	2,144,783
American Financial Group, Inc.	13,153	1,916,655
CNA Financial Corp.	40,667	1,889,389
Fidelity National Financial, Inc.	30,655	1,854,321
Globe Life, Inc.	12,601	1,801,565
Hartford Insurance Group, Inc.	16,153	2,154,648
Loews Corp.	21,684	2,176,857
Markel Group, Inc.*	952	1,819,615
Marsh & McLennan Cos., Inc.	9,972	2,009,657
Old Republic International Corp.	51,350	2,180,834
Progressive Corp.	8,022	1,981,033
Travelers Cos., Inc.	7,576	2,115,371
WR Berkley Corp.	28,260	2,165,281
Total Insurance		26,210,009
Interactive Media & Services – 1.0%
Alphabet, Inc., Class A	9,616	2,337,649
Match Group, Inc.	50,874	1,796,870
Total Interactive Media & Services		4,134,519
IT Services – 7.1%
Cognizant Technology Solutions Corp., Class A	68,076	4,565,857
Gartner, Inc.*	15,248	4,008,242
GoDaddy, Inc., Class A*	28,108	3,846,018
International Business Machines Corp.	18,079	5,101,171
Okta, Inc.*	28,328	2,597,678

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2025
Investments	Shares	Value
Twilio, Inc., Class A*	21,313	$2,133,218
VeriSign, Inc.	21,343	5,966,862
Total IT Services		28,219,046
Machinery – 1.0%
Donaldson Co., Inc.	18,569	1,519,872
Mueller Industries, Inc.	11,080	1,120,299
Toro Co.	15,444	1,176,833
Total Machinery		3,817,004
Media – 3.7%
Charter Communications, Inc., Class A*(a)	6,545	1,800,562
Comcast Corp., Class A	78,470	2,465,527
Fox Corp., Class A	46,207	2,913,814
New York Times Co., Class A	44,594	2,559,696
News Corp., Class A	97,556	2,995,945
Paramount Skydance Corp., Class B(a)	102,495	1,939,205
Total Media		14,674,749
Metals & Mining – 1.0%
Coeur Mining, Inc.*	51,496	966,065
Newmont Corp.	16,295	1,373,831
Royal Gold, Inc.	7,313	1,466,842
Total Metals & Mining		3,806,738
Multi-Utilities – 0.4%
Consolidated Edison, Inc.	15,294	1,537,353
Oil, Gas & Consumable Fuels – 3.1%
Antero Midstream Corp.	196,906	3,827,853
APA Corp.(a)	73,347	1,780,865
Coterra Energy, Inc.	122,042	2,886,293
Exxon Mobil Corp.	32,521	3,666,743
Total Oil, Gas & Consumable Fuels		12,161,754
Personal Care Products – 0.3%
Kenvue, Inc.	61,841	1,003,679
Pharmaceuticals – 1.8%
Bristol-Myers Squibb Co.	29,295	1,321,205
Johnson & Johnson	9,215	1,708,645
Merck & Co., Inc.	15,804	1,326,430
Pfizer, Inc.	63,388	1,615,126
Zoetis, Inc.	9,239	1,351,850
Total Pharmaceuticals		7,323,256
Professional Services – 2.5%
Booz Allen Hamilton Holding Corp.	11,315	1,130,934
Broadridge Financial Solutions, Inc.	6,488	1,545,247
CACI International, Inc., Class A*	2,702	1,347,704
ExlService Holdings, Inc.*	32,462	1,429,302
Leidos Holdings, Inc.	8,340	1,575,926
Parsons Corp.*(a)	16,201	1,343,387
Verisk Analytics, Inc.	6,192	1,557,350
Total Professional Services		9,929,850
Residential REITs – 0.3%
Sun Communities, Inc.	9,275	1,196,475
Investments	Shares	Value
Retail REITs – 0.3%
NNN REIT, Inc.	32,594	$1,387,527
Semiconductors & Semiconductor Equipment – 0.6%
First Solar, Inc.*	11,072	2,441,708
Software – 20.0%
Adobe, Inc.*	11,370	4,010,768
Appfolio, Inc., Class A*	10,879	2,998,905
AppLovin Corp., Class A*	4,304	3,092,596
Autodesk, Inc.*	14,186	4,506,467
Bentley Systems, Inc., Class B	88,337	4,547,589
Docusign, Inc.*	35,438	2,554,725
Dolby Laboratories, Inc., Class A	60,894	4,406,899
Dropbox, Inc., Class A*	154,764	4,675,420
Dynatrace, Inc.*	77,514	3,755,553
Gen Digital, Inc.	154,536	4,387,277
Guidewire Software, Inc.*	14,647	3,366,759
Informatica, Inc., Class A*	121,239	3,011,577
InterDigital, Inc.	14,782	5,103,190
Intuit, Inc.	5,875	4,012,096
Pegasystems, Inc.	49,480	2,845,100
PTC, Inc.*	19,210	3,900,014
Roper Technologies, Inc.	10,479	5,225,773
Salesforce, Inc.	15,444	3,660,228
Tyler Technologies, Inc.*	9,084	4,752,385
Zoom Communications, Inc., Class A*	52,253	4,310,873
Total Software		79,124,194
Specialized REITs – 0.7%
Gaming & Leisure Properties, Inc.	29,430	1,371,732
VICI Properties, Inc.	42,877	1,398,219
Total Specialized REITs		2,769,951
Specialty Retail – 3.3%
AutoZone, Inc.*	423	1,814,771
Gap, Inc.	30,756	657,871
Lowe’s Cos., Inc.	5,898	1,482,226
Murphy USA, Inc.(a)	3,438	1,334,838
O’Reilly Automotive, Inc.*	17,001	1,832,878
Penske Automotive Group, Inc.	7,060	1,227,805
Ross Stores, Inc.	10,098	1,538,834
TJX Cos., Inc.	13,076	1,890,005
Ulta Beauty, Inc.*	2,005	1,096,234
Total Specialty Retail		12,875,462
Technology Hardware, Storage & Peripherals – 1.9%
NetApp, Inc.	28,412	3,365,686
Western Digital Corp.	33,723	4,048,783
Total Technology Hardware, Storage & Peripherals		7,414,469
Textiles, Apparel & Luxury Goods – 0.2%
Tapestry, Inc.	7,994	905,081
Tobacco – 0.4%
Altria Group, Inc.	21,750	1,436,805

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2025
Investments	Shares	Value
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.	10,947	$2,620,493
TOTAL COMMON STOCKS (COST: $361,141,196)		395,315,775
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $239,671)	239,671	239,671
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $1,292,545)	1,292,545	1,292,545
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $362,673,412)		396,847,991
Other Liabilities less Assets – (0.3)%		(1,122,329)
NET ASSETS – 100.0%		$395,725,662

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,540,512 and the total market value of the collateral held by the Fund was $10,853,165. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,560,620.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$395,315,775	$ —	$—	$395,315,775
Mutual Fund	—	239,671		239,671
Investment of Cash Collateral for Securities Loaned	—	1,292,545	—	1,292,545
Total Investments in Securities	$395,315,775	$1,532,216	$—	$396,847,991

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.8%
Aerospace & Defense – 2.6%
BWX Technologies, Inc.	55,691	$10,267,750
General Dynamics Corp.	292,830	99,855,030
General Electric Co.	350,567	105,457,565
HEICO Corp., Class A	12,159	3,089,480
HEICO Corp.	16,936	5,467,280
Hexcel Corp.	91,809	5,756,424
Howmet Aerospace, Inc.	79,322	15,565,356
Lockheed Martin Corp.	311,143	155,325,697
Moog, Inc., Class A	20,971	4,355,048
Textron, Inc.	52,505	4,436,147
Woodward, Inc.	34,231	8,650,516
Total Aerospace & Defense		418,226,293
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	169,044	22,381,426
FedEx Corp.	256,783	60,551,999
Total Air Freight & Logistics		82,933,425
Automobile Components – 0.1%
Gentex Corp.	283,234	8,015,522
Lear Corp.	83,718	8,422,868
Total Automobile Components		16,438,390
Automobiles – 0.1%
Thor Industries, Inc.(a)	83,948	8,704,568
Banks – 2.4%
Citigroup, Inc.	3,085,083	313,135,924
Citizens Financial Group, Inc.	749,274	39,831,406
Glacier Bancorp, Inc.	159,922	7,783,404
Old National Bancorp	521,068	11,437,443
ServisFirst Bancshares, Inc.	61,061	4,917,242
Valley National Bancorp	868,950	9,210,870
Western Alliance Bancorp	127,264	11,036,334
Total Banks		397,352,623
Beverages – 2.1%
Brown-Forman Corp., Class B	356,196	9,645,788
Brown-Forman Corp., Class A	318,074	8,559,371
Coca-Cola Consolidated, Inc.	53,630	6,283,291
PepsiCo, Inc.	2,161,466	303,556,285
Primo Brands Corp.	270,377	5,975,332
Total Beverages		334,020,067
Biotechnology – 1.4%
Gilead Sciences, Inc.	1,941,865	215,547,015
Regeneron Pharmaceuticals, Inc.	25,509	14,342,945
Total Biotechnology		229,889,960
Broadline Retail – 0.3%
eBay, Inc.	451,987	41,108,218
Investments	Shares	Value
Building Products – 0.7%
AAON, Inc.(a)	25,015	$2,337,402
Advanced Drainage Systems, Inc.	45,436	6,301,973
AO Smith Corp.	162,418	11,923,105
Armstrong World Industries, Inc.	31,095	6,094,931
Carlisle Cos., Inc.	26,831	8,826,326
Carrier Global Corp.	502,615	30,006,115
CSW Industrials, Inc.	7,388	1,793,437
Fortune Brands Innovations, Inc.	125,564	6,703,862
Lennox International, Inc.	17,416	9,219,334
Masco Corp.	183,483	12,915,368
Simpson Manufacturing Co., Inc.	25,136	4,209,275
UFP Industries, Inc.	47,004	4,394,404
Total Building Products		104,725,532
Capital Markets – 3.7%
Affiliated Managers Group, Inc.	14,576	3,475,356
Ameriprise Financial, Inc.	60,456	29,699,010
Blackrock, Inc.	150,592	175,570,695
Charles Schwab Corp.	1,169,233	111,626,675
Cohen & Steers, Inc.	84,536	5,546,407
Evercore, Inc., Class A	31,811	10,730,487
FactSet Research Systems, Inc.	22,240	6,371,538
Hamilton Lane, Inc., Class A	38,040	5,127,412
Houlihan Lokey, Inc.	54,982	11,288,904
Jefferies Financial Group, Inc.	240,358	15,724,220
KKR & Co., Inc.	235,871	30,651,436
LPL Financial Holdings, Inc.	23,537	7,830,525
MarketAxess Holdings, Inc.	31,690	5,521,983
Moody’s Corp.	70,548	33,614,711
Morningstar, Inc.	16,697	3,873,871
MSCI, Inc.	46,183	26,204,696
Nasdaq, Inc.	385,494	34,096,944
Piper Sandler Cos.	16,290	5,652,467
S&P Global, Inc.	120,009	58,409,580
SEI Investments Co.	113,831	9,658,560
Stifel Financial Corp.	105,000	11,914,350
Tradeweb Markets, Inc., Class A	38,381	4,259,523
Total Capital Markets		606,849,350
Chemicals – 1.6%
Air Products & Chemicals, Inc.	253,078	69,019,432
Cabot Corp.	65,675	4,994,584
Corteva, Inc.	432,688	29,262,689
DuPont de Nemours, Inc.	427,453	33,298,589
Eastman Chemical Co.	192,496	12,136,873
Ecolab, Inc.	143,419	39,276,727
FMC Corp.	187,354	6,300,715
NewMarket Corp.	14,840	12,290,636
Olin Corp.	175,342	4,381,797
RPM International, Inc.	111,574	13,152,343
Sherwin-Williams Co.	100,265	34,717,759
Total Chemicals		258,832,144

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2025
Investments	Shares	Value
Commercial Services & Supplies – 1.0%
Cintas Corp.	154,547	$31,722,317
Republic Services, Inc.	182,279	41,829,385
Rollins, Inc.	383,725	22,540,007
Tetra Tech, Inc.	138,585	4,625,967
Waste Management, Inc.	283,565	62,619,659
Total Commercial Services & Supplies		163,337,335
Communications Equipment – 0.2%
Motorola Solutions, Inc.	79,172	36,204,564
Construction & Engineering – 0.1%
Arcosa, Inc.	27,439	2,571,309
Comfort Systems USA, Inc.	10,236	8,446,542
Quanta Services, Inc.	26,624	11,033,518
Total Construction & Engineering		22,051,369
Construction Materials – 0.2%
Eagle Materials, Inc.	15,758	3,672,245
Martin Marietta Materials, Inc.	22,843	14,397,486
Vulcan Materials Co.	54,915	16,892,952
Total Construction Materials		34,962,683
Consumer Finance – 0.9%
American Express Co.	351,602	116,788,120
FirstCash Holdings, Inc.	59,339	9,400,484
OneMain Holdings, Inc.	192,678	10,878,600
SLM Corp.	333,479	9,230,699
Total Consumer Finance		146,297,903
Consumer Staples Distribution & Retail – 3.7%
Casey’s General Stores, Inc.	15,946	9,014,593
Costco Wholesale Corp.	107,580	99,579,275
Sysco Corp.	665,975	54,836,382
Target Corp.	732,053	65,665,154
Walmart, Inc.	3,633,051	374,422,236
Total Consumer Staples Distribution & Retail		603,517,640
Containers & Packaging – 0.5%
AptarGroup, Inc.	46,175	6,171,750
Avery Dennison Corp.	87,458	14,183,064
International Paper Co.	572,478	26,562,979
Packaging Corp. of America	106,958	23,309,357
Silgan Holdings, Inc.	127,965	5,503,775
Total Containers & Packaging		75,730,925
Distributors – 0.1%
Pool Corp.	34,463	10,685,942
Diversified Consumer Services – 0.1%
ADT, Inc.	1,356,111	11,811,727
Service Corp. International	128,453	10,689,859
Total Diversified Consumer Services		22,501,586
Electric Utilities – 0.2%
NRG Energy, Inc.	198,129	32,086,992
Investments	Shares	Value
Electrical Equipment – 0.4%
Hubbell, Inc.	36,290	$15,615,950
Rockwell Automation, Inc.	115,091	40,227,757
Vertiv Holdings Co., Class A	62,369	9,408,987
Total Electrical Equipment		65,252,694
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	558,354	69,096,308
Avnet, Inc.	135,100	7,063,028
Badger Meter, Inc.	20,966	3,744,108
Belden, Inc.	23,768	2,858,577
CDW Corp.	112,417	17,905,780
Cognex Corp.	157,212	7,121,704
Jabil, Inc.	35,094	7,621,364
Littelfuse, Inc.	27,129	7,026,682
Vontier Corp.	88,805	3,727,146
Total Electronic Equipment, Instruments & Components		126,164,697
Energy Equipment & Services – 0.0%
Halliburton Co.	159,250	3,917,550
Entertainment – 0.1%
Electronic Arts, Inc.	75,479	15,224,114
Warner Music Group Corp., Class A	211,200	7,193,472
Total Entertainment		22,417,586
Financial Services – 2.4%
Jack Henry & Associates, Inc.	63,243	9,418,780
Mastercard, Inc., Class A	246,074	139,969,352
PennyMac Financial Services, Inc.	55,199	6,838,052
Visa, Inc., Class A(a)	660,183	225,373,273
Voya Financial, Inc.	144,629	10,818,249
Total Financial Services		392,417,706
Food Products – 0.2%
Tyson Foods, Inc., Class A	466,191	25,314,171
Ground Transportation – 2.0%
CSX Corp.	1,438,622	51,085,467
JB Hunt Transport Services, Inc.	63,456	8,513,892
Landstar System, Inc.	39,874	4,886,958
Norfolk Southern Corp.	245,852	73,856,399
Old Dominion Freight Line, Inc.	62,649	8,819,726
Ryder System, Inc.	62,549	11,799,243
Schneider National, Inc., Class B	128,878	2,727,059
Union Pacific Corp.	721,043	170,432,934
Total Ground Transportation		332,121,678
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	1,701,880	227,949,807
Baxter International, Inc.	610,448	13,899,901
GE HealthCare Technologies, Inc.	78,377	5,886,113
ResMed, Inc.	75,277	20,605,573
Stryker Corp.	165,776	61,282,414
Total Health Care Equipment & Supplies		329,623,808
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2025
Investments	Shares	Value
Health Care Providers & Services – 1.9%
Chemed Corp.	8,818	$3,948,171
Encompass Health Corp.	59,046	7,500,023
Ensign Group, Inc.	21,243	3,670,153
HCA Healthcare, Inc.	113,252	48,268,002
McKesson Corp.	34,536	26,680,442
UnitedHealth Group, Inc.	625,348	215,932,664
Universal Health Services, Inc., Class B	26,345	5,385,972
Total Health Care Providers & Services		311,385,427
Hotels, Restaurants & Leisure – 2.7%
Aramark	214,259	8,227,546
Boyd Gaming Corp.	86,209	7,452,768
Churchill Downs, Inc.	26,674	2,587,645
Darden Restaurants, Inc.	188,986	35,975,375
Domino’s Pizza, Inc.	29,444	12,711,269
Expedia Group, Inc.	47,671	10,189,676
Hilton Worldwide Holdings, Inc.	44,295	11,491,895
Marriott International, Inc., Class A	134,641	35,065,902
McDonald’s Corp.	861,836	261,903,342
Texas Roadhouse, Inc.	53,790	8,937,208
Wyndham Hotels & Resorts, Inc.	91,368	7,300,303
Yum! Brands, Inc.	291,243	44,268,936
Total Hotels, Restaurants & Leisure		446,111,865
Household Durables – 0.2%
Installed Building Products, Inc.	20,394	5,030,384
KB Home	92,475	5,885,109
Lennar Corp., Class B(a)	37,528	4,502,985
PulteGroup, Inc.	92,950	12,281,483
Total Household Durables		27,699,961
Household Products – 3.5%
Colgate-Palmolive Co.	908,359	72,614,219
Kimberly-Clark Corp.	533,754	66,366,972
Procter & Gamble Co.	2,742,520	421,388,198
Total Household Products		560,369,389
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	109,686	21,489,681
Industrial Conglomerates – 1.5%
3M Co.	642,115	99,643,406
Honeywell International, Inc.	663,783	139,726,321
Total Industrial Conglomerates		239,369,727
Insurance – 1.4%
American International Group, Inc.	740,371	58,148,738
Erie Indemnity Co., Class A	33,775	10,745,854
Fidelity National Financial, Inc.	442,286	26,753,880
Hartford Insurance Group, Inc.	281,851	37,596,105
Kinsale Capital Group, Inc.	7,217	3,069,102
Marsh & McLennan Cos., Inc.	363,780	73,312,583
Ryan Specialty Holdings, Inc.(a)	69,322	3,906,988
Selective Insurance Group, Inc.	73,269	5,939,918
Total Insurance		219,473,168
Investments	Shares	Value
Interactive Media & Services – 5.5%
Alphabet, Inc., Class A	1,329,683	$323,245,937
Alphabet, Inc., Class C	1,246,270	303,529,059
Meta Platforms, Inc., Class A	367,617	269,970,572
Total Interactive Media & Services		896,745,568
Leisure Products – 0.1%
Brunswick Corp.	117,512	7,431,459
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	123,857	15,897,046
Bio-Techne Corp.	72,028	4,006,918
Bruker Corp.	62,709	2,037,415
Danaher Corp.	178,261	35,342,026
West Pharmaceutical Services, Inc.	18,667	4,896,914
Total Life Sciences Tools & Services		62,180,319
Machinery – 3.0%
Allison Transmission Holdings, Inc.	59,199	5,024,811
Crane Co.	32,527	5,989,522
Cummins, Inc.	140,966	59,539,809
Deere & Co.	186,240	85,160,102
Donaldson Co., Inc.	137,175	11,227,774
Dover Corp.	90,423	15,085,269
Federal Signal Corp.	46,405	5,521,731
Flowserve Corp.	145,717	7,743,401
Franklin Electric Co., Inc.	54,787	5,215,722
Graco, Inc.	134,742	11,447,680
IDEX Corp.	55,858	9,091,448
Illinois Tool Works, Inc.	338,208	88,191,118
ITT, Inc.	51,831	9,265,310
Lincoln Electric Holdings, Inc.	55,591	13,110,026
Nordson Corp.	46,034	10,447,416
Otis Worldwide Corp.	339,262	31,018,725
PACCAR, Inc.	303,809	29,870,501
Parker-Hannifin Corp.	67,161	50,918,112
Timken Co.	103,021	7,745,119
Toro Co.	118,413	9,023,071
Xylem, Inc.	165,214	24,369,065
Total Machinery		495,005,732
Media – 0.3%
New York Times Co., Class A	135,371	7,770,295
News Corp., Class B	166,845	5,764,495
News Corp., Class A	205,483	6,310,383
Nexstar Media Group, Inc.	51,880	10,258,751
Omnicom Group, Inc.	298,123	24,305,968
Total Media		54,409,892
Metals & Mining – 0.3%
Carpenter Technology Corp.	24,913	6,117,138
Commercial Metals Co.	107,074	6,133,199
Royal Gold, Inc.	58,919	11,817,973
Steel Dynamics, Inc.	128,419	17,905,461
Total Metals & Mining		41,973,771

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2025
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 7.8%
California Resources Corp.	16,224	$862,792
Chevron Corp.	2,841,745	441,294,581
ConocoPhillips	464,455	43,932,798
Coterra Energy, Inc.	101,162	2,392,481
EOG Resources, Inc.	92,271	10,345,425
Exxon Mobil Corp.	6,324,072	713,039,118
Magnolia Oil & Gas Corp., Class A	59,426	1,418,499
Marathon Petroleum Corp.	59,957	11,556,112
Matador Resources Co.	27,285	1,225,915
Murphy Oil Corp.	47,287	1,343,424
Occidental Petroleum Corp.	150,598	7,115,756
ONEOK, Inc.	86,550	6,315,554
Phillips 66	74,610	10,148,452
Range Resources Corp.	51,414	1,935,223
SM Energy Co.	36,584	913,503
Targa Resources Corp.	42,089	7,051,591
Texas Pacific Land Corp.	4,355	4,066,002
Valero Energy Corp.	55,271	9,410,440
Total Oil, Gas & Consumable Fuels		1,274,367,666
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	57,986	5,151,476
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	354,795	20,134,616
Pharmaceuticals – 3.7%
Eli Lilly & Co.	306,523	233,877,049
Merck & Co., Inc.	3,910,685	328,223,792
Zoetis, Inc.	241,699	35,365,398
Total Pharmaceuticals		597,466,239
Professional Services – 1.7%
Automatic Data Processing, Inc.	428,789	125,849,571
Booz Allen Hamilton Holding Corp.	106,073	10,601,996
Broadridge Financial Solutions, Inc.	103,700	24,698,229
Equifax, Inc.	47,949	12,300,357
KBR, Inc.	108,455	5,128,837
Paychex, Inc.	513,830	65,133,091
Paycom Software, Inc.	31,036	6,459,833
Robert Half, Inc.	120,144	4,082,493
Science Applications International Corp.	52,621	5,228,949
TransUnion	72,791	6,098,430
TriNet Group, Inc.	53,673	3,590,187
Verisk Analytics, Inc.	49,603	12,475,651
Total Professional Services		281,647,624
Semiconductors & Semiconductor Equipment – 7.7%
Amkor Technology, Inc.	244,578	6,946,015
Applied Materials, Inc.	380,639	77,932,029
KLA Corp.	71,934	77,588,012
Lam Research Corp.	800,384	107,171,418
MKS, Inc.	51,669	6,395,072
Monolithic Power Systems, Inc.	25,050	23,062,032
Investments	Shares	Value
NVIDIA Corp.	3,914,185	$730,308,637
Qualcomm, Inc.	1,166,919	194,128,645
Skyworks Solutions, Inc.	235,888	18,158,658
Teradyne, Inc.	52,464	7,221,145
Universal Display Corp.	43,382	6,230,957
Total Semiconductors & Semiconductor Equipment		1,255,142,620
Software – 11.6%
Bentley Systems, Inc., Class B	132,803	6,836,699
Dolby Laboratories, Inc., Class A	86,538	6,262,755
Gen Digital, Inc.	590,469	16,763,415
Intuit, Inc.	93,196	63,644,480
Microsoft Corp.	2,806,406	1,453,577,988
Oracle Corp.	1,215,192	341,760,598
Total Software		1,888,845,935
Specialized REITs – 0.1%
SBA Communications Corp.	107,301	20,746,648
Specialty Retail – 4.8%
Best Buy Co., Inc.	374,302	28,304,717
Dick’s Sporting Goods, Inc.	75,620	16,804,277
Home Depot, Inc.	1,066,017	431,939,428
Lithia Motors, Inc.	15,471	4,888,836
Lowe’s Cos., Inc.	499,167	125,445,659
Murphy USA, Inc.	7,546	2,929,810
Ross Stores, Inc.	178,249	27,163,365
TJX Cos., Inc.	710,720	102,727,469
Tractor Supply Co.	476,261	27,084,963
Williams-Sonoma, Inc.	94,687	18,506,574
Total Specialty Retail		785,795,098
Technology Hardware, Storage & Peripherals – 5.1%
Apple, Inc.	3,157,302	803,943,808
NetApp, Inc.	187,779	22,244,301
Total Technology Hardware, Storage & Peripherals		826,188,109
Textiles, Apparel & Luxury Goods – 0.9%
Columbia Sportswear Co.(a)	65,768	3,439,666
Kontoor Brands, Inc.	79,506	6,342,194
NIKE, Inc., Class B	1,261,962	87,996,610
Ralph Lauren Corp.	44,414	13,926,454
Tapestry, Inc.	308,696	34,950,561
Total Textiles, Apparel & Luxury Goods		146,655,485
Tobacco – 2.5%
Philip Morris International, Inc.	2,499,787	405,465,451
Trading Companies & Distributors – 1.2%
Air Lease Corp.	157,002	9,993,177
Applied Industrial Technologies, Inc.	19,119	4,991,015
Boise Cascade Co.	26,945	2,083,387
Fastenal Co.	1,154,918	56,637,179
Ferguson Enterprises, Inc.	159,952	35,922,020
Herc Holdings, Inc.	27,216	3,175,019
MSC Industrial Direct Co., Inc., Class A	88,958	8,196,590
Rush Enterprises, Inc., Class A	76,340	4,081,900

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2025
Investments	Shares	Value
United Rentals, Inc.	29,841	$28,488,009
Watsco, Inc.	38,934	15,741,016
WESCO International, Inc.	35,002	7,402,923
WW Grainger, Inc.	19,511	18,593,203
Total Trading Companies & Distributors		195,305,438
Wireless Telecommunication Services – 1.3%
T-Mobile U.S., Inc.	880,248	210,713,766
Total United States		16,240,959,529
Puerto Rico – 0.1%
Banks – 0.1%
Popular, Inc.	116,730	14,825,877
TOTAL COMMON STOCKS (Cost: $12,728,920,077)		16,255,785,406
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $9,410,532)	9,410,532	$9,410,532
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $12,738,330,609)		16,265,195,938
Other Assets less Liabilities – 0.0%		5,868,273
NET ASSETS – 100.0%		$16,271,064,211

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $152,687,834 and the total market value of the collateral held by the Fund was $155,272,183, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$16,255,785,406	$ —	$—	$16,255,785,406
Mutual Fund	—	9,410,532	—	9,410,532
Total Investments in Securities	$16,255,785,406	$9,410,532	$—	$16,265,195,938

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) WisdomTree U.S. Quality Growth Fund (QGRW) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 98.9%
Aerospace & Defense – 0.4%
Axon Enterprise, Inc.*	9,249	$6,637,452
Automobiles – 3.7%
Tesla, Inc.*	153,839	68,415,280
Beverages – 0.4%
Monster Beverage Corp.*	122,138	8,221,109
Biotechnology – 1.0%
Regeneron Pharmaceuticals, Inc.	15,319	8,613,414
Vertex Pharmaceuticals, Inc.*	25,056	9,812,932
Total Biotechnology		18,426,346
Broadline Retail – 6.6%
Amazon.com, Inc.*	550,534	120,880,750
Building Products – 0.1%
Lennox International, Inc.	2,568	1,359,397
Capital Markets – 1.9%
Blackstone, Inc.	73,088	12,487,085
LPL Financial Holdings, Inc.	15,825	5,264,819
Moody’s Corp.	19,429	9,257,530
MSCI, Inc.	12,369	7,018,294
Total Capital Markets		34,027,728
Commercial Services & Supplies – 0.4%
Copart, Inc.*	127,058	5,713,798
Rollins, Inc.	30,855	1,812,423
Total Commercial Services & Supplies		7,526,221
Communications Equipment – 0.9%
Arista Networks, Inc.*	113,202	16,494,663
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	2,150	1,774,137
Construction Materials – 0.4%
Martin Marietta Materials, Inc.	10,915	6,879,506
Diversified Consumer Services – 0.0%
Duolingo, Inc.*(a)	2,119	681,979
Electrical Equipment – 0.5%
Vertiv Holdings Co., Class A	56,696	8,553,159
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	113,041	13,988,824
Entertainment – 2.2%
Live Nation Entertainment, Inc.*(a)	42,265	6,906,101
Netflix, Inc.*	27,652	33,152,536
Total Entertainment		40,058,637
Investments	Shares	Value
Financial Services – 4.9%
Apollo Global Management, Inc.	66,884	$8,913,631
Block, Inc.*	97,696	7,060,490
Mastercard, Inc., Class A	60,068	34,167,279
Toast, Inc., Class A*	30,098	1,098,878
Visa, Inc., Class A	113,804	38,850,409
Total Financial Services		90,090,687
Ground Transportation – 1.2%
Old Dominion Freight Line, Inc.	33,211	4,675,445
Uber Technologies, Inc.*	175,248	17,169,046
Total Ground Transportation		21,844,491
Health Care Equipment & Supplies – 2.2%
Dexcom, Inc.*	67,308	4,529,155
GE HealthCare Technologies, Inc.	90,516	6,797,752
IDEXX Laboratories, Inc.*	12,495	7,982,930
Insulet Corp.*	4,552	1,405,339
Intuitive Surgical, Inc.*	28,393	12,698,201
ResMed, Inc.	25,172	6,890,332
Total Health Care Equipment & Supplies		40,303,709
Health Care Providers & Services – 0.0%
Molina Healthcare, Inc.*	726	138,927
Health Care Technology – 0.4%
Veeva Systems, Inc., Class A*	24,073	7,171,588
Hotels, Restaurants & Leisure – 2.6%
Airbnb, Inc., Class A*	57,515	6,983,471
Booking Holdings, Inc.	2,692	14,534,835
Chipotle Mexican Grill, Inc.*	162,756	6,378,408
DoorDash, Inc., Class A*	40,493	11,013,691
Starbucks Corp.	112,166	9,489,244
Total Hotels, Restaurants & Leisure		48,399,649
Household Durables – 0.1%
NVR, Inc.*	191	1,534,620
Independent Power & Renewable Electricity Producers – 0.4%
Vistra Corp.	41,717	8,173,195
Insurance – 0.0%
Erie Indemnity Co., Class A	2,246	714,587
Interactive Media & Services – 14.2%
Alphabet, Inc., Class A	610,721	148,466,275
Meta Platforms, Inc., Class A	148,996	109,419,683
Pinterest, Inc., Class A*	37,166	1,195,630
Total Interactive Media & Services		259,081,588

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Quality Growth Fund (QGRW) September 30, 2025
Investments	Shares	Value
IT Services – 0.9%
Cloudflare, Inc., Class A*	41,193	$8,839,606
Gartner, Inc.*	14,150	3,719,610
GoDaddy, Inc., Class A*	11,219	1,535,096
VeriSign, Inc.	6,453	1,804,065
Total IT Services		15,898,377
Life Sciences Tools & Services – 0.1%
Mettler-Toledo International, Inc.*	1,430	1,755,482
West Pharmaceutical Services, Inc.	3,484	913,958
Total Life Sciences Tools & Services		2,669,440
Media – 0.2%
Trade Desk, Inc., Class A*(a)	70,577	3,458,979
Oil, Gas & Consumable Fuels – 0.7%
EQT Corp.	114,155	6,213,457
Targa Resources Corp.	34,277	5,742,768
Texas Pacific Land Corp.(a)	1,339	1,250,144
Total Oil, Gas & Consumable Fuels		13,206,369
Pharmaceuticals – 2.4%
Eli Lilly & Co.	58,224	44,424,912
Professional Services – 0.3%
Verisk Analytics, Inc.	19,043	4,789,505
Semiconductors & Semiconductor Equipment – 20.6%
Advanced Micro Devices, Inc.*	126,022	20,389,099
Broadcom, Inc.	260,497	85,940,565
KLA Corp.	13,007	14,029,350
Lam Research Corp.	122,335	16,380,657
Monolithic Power Systems, Inc.	8,866	8,162,394
NVIDIA Corp.	1,238,403	231,061,232
ON Semiconductor Corp.*	28,282	1,394,586
Total Semiconductors & Semiconductor Equipment		377,357,883
Software – 16.7%
Adobe, Inc.*	35,656	12,577,654
AppLovin Corp., Class A*	26,612	19,121,786
Atlassian Corp., Class A*	28,546	4,558,796
Autodesk, Inc.*	28,013	8,898,890
Cadence Design Systems, Inc.*	29,560	10,383,246
Crowdstrike Holdings, Inc., Class A*	23,048	11,302,278
Datadog, Inc., Class A*(a)	54,303	7,732,747
Docusign, Inc.*	14,727	1,061,669
Dynatrace, Inc.*	26,708	1,294,003
Fair Isaac Corp.*	3,698	5,534,168
Fortinet, Inc.*	87,561	7,362,129
HubSpot, Inc.*	4,009	1,875,410
Intuit, Inc.	21,999	15,023,337
Microsoft Corp.	287,868	149,101,231
Palo Alto Networks, Inc.*	59,823	12,181,159
ServiceNow, Inc.*	16,055	14,775,095
Investments	Shares	Value
Synopsys, Inc.*	17,545	$8,656,528
Workday, Inc., Class A*	28,505	6,862,009
Zscaler, Inc.*	21,871	6,553,864
Total Software		304,855,999
Specialty Retail – 2.1%
AutoZone, Inc.*	2,117	9,082,438
Burlington Stores, Inc.*	3,752	954,884
O’Reilly Automotive, Inc.*	94,135	10,148,694
TJX Cos., Inc.	98,734	14,271,012
Tractor Supply Co.	33,746	1,919,135
Ulta Beauty, Inc.*	2,602	1,422,644
Total Specialty Retail		37,798,807
Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.	587,090	149,490,727
Pure Storage, Inc., Class A*	21,135	1,771,324
Super Micro Computer, Inc.*	35,851	1,718,697
Total Technology Hardware, Storage & Peripherals		152,980,748
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	11,593	1,175,183
Lululemon Athletica, Inc.*	19,926	3,545,433
Total Textiles, Apparel & Luxury Goods		4,720,616
Trading Companies & Distributors – 0.9%
United Rentals, Inc.	9,984	9,531,325
WW Grainger, Inc.	6,934	6,607,825
Total Trading Companies & Distributors		16,139,150
Total United States		1,809,679,014
Brazil – 0.6%
Broadline Retail – 0.6%
MercadoLibre, Inc.*	4,638	10,838,728
South Korea – 0.4%
Broadline Retail – 0.4%
Coupang, Inc.*	241,928	7,790,081
TOTAL COMMON STOCKS (COST: $1,522,401,450)		1,828,307,823
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $1,425,434)	1,425,434	1,425,434
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,523,826,884)		1,829,733,257
Other Liabilities less Assets – 0.0%		(383,479)
NET ASSETS – 100.0%		$1,829,349,778

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,352,197 and the total market value of the collateral held by the Fund was $19,992,298, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Financial Statements.
WisdomTree Trust    51

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Quality Growth Fund (QGRW) September 30, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,828,307,823	$ —	$—	$1,828,307,823
Mutual Fund	—	1,425,434	—	1,425,434
Total Investments in Securities	$1,828,307,823	$1,425,434	$—	$1,829,733,257

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 98.7%
Aerospace & Defense – 0.6%
Cadre Holdings, Inc.(a)	69,260	$2,528,682
National Presto Industries, Inc.	35,246	3,952,839
Park Aerospace Corp.	106,108	2,158,237
VSE Corp.	16,186	2,690,761
Total Aerospace & Defense		11,330,519
Air Freight & Logistics – 0.1%
Hub Group, Inc., Class A	69,424	2,390,963
Automobile Components – 1.7%
Dana, Inc.	450,643	9,030,886
LCI Industries	82,733	7,706,579
Patrick Industries, Inc.	56,714	5,865,929
Phinia, Inc.	83,920	4,823,721
Standard Motor Products, Inc.	95,777	3,909,617
Total Automobile Components		31,336,732
Automobiles – 0.5%
Harley-Davidson, Inc.	234,952	6,555,161
Winnebago Industries, Inc.	74,551	2,492,985
Total Automobiles		9,048,146
Banks – 16.9%
1st Source Corp.	46,354	2,853,552
Amalgamated Financial Corp.	30,598	830,736
Amerant Bancorp, Inc.	36,629	705,841
Arrow Financial Corp.	18,366	519,758
Associated Banc-Corp.	373,944	9,614,100
Atlantic Union Bankshares Corp.	270,987	9,563,131
Banc of California, Inc.	223,873	3,705,098
BancFirst Corp.	44,416	5,616,403
Bank First Corp.(a)	11,611	1,408,530
Bank of Hawaii Corp.	92,622	6,079,708
Bank of Marin Bancorp	18,857	457,848
Bank7 Corp.	12,427	574,997
BankUnited, Inc.	134,642	5,137,939
Banner Corp.	53,763	3,521,477
Bar Harbor Bankshares	17,080	520,257
Beacon Financial Corp.	150,765	3,574,638
Burke & Herbert Financial Services Corp.	22,304	1,375,934
Business First Bancshares, Inc.	25,166	594,169
Byline Bancorp, Inc.	43,756	1,213,354
Camden National Corp.	23,916	922,918
Capital Bancorp, Inc.	14,157	451,608
Capital City Bank Group, Inc.	21,509	898,861
Capitol Federal Financial, Inc.	392,917	2,495,023
Cathay General Bancorp	122,322	5,872,679
Central Pacific Financial Corp.	42,513	1,289,844
Citizens & Northern Corp.	48	951
City Holding Co.	31,019	3,842,324
Civista Bancshares, Inc.	56	1,137
Investments	Shares	Value
CNB Financial Corp.	29,726	$719,369
Community Financial System, Inc.	89,851	5,268,863
Community Trust Bancorp, Inc.	36,101	2,019,851
ConnectOne Bancorp, Inc.	67,743	1,680,704
CVB Financial Corp.	311,145	5,883,752
Dime Community Bancshares, Inc.	68,404	2,040,491
Eagle Bancorp, Inc.(a)	30,004	606,681
Eastern Bankshares, Inc.	578,077	10,492,098
Enterprise Financial Services Corp.	39,030	2,262,959
Equity Bancshares, Inc., Class A	18,516	753,601
Esquire Financial Holdings, Inc.(a)	8,602	877,877
Farmers National Banc Corp.	69,824	1,006,164
FB Financial Corp.(a)	47,479	2,646,479
Fidelity D&D Bancorp, Inc.	4,208	184,437
Financial Institutions, Inc.	48,336	1,314,739
First Bancorp/Southern Pines NC	40,906	2,163,518
First Bank	31,145	507,352
First Busey Corp.	118,322	2,739,154
First Business Financial Services, Inc.	8,605	441,092
First Commonwealth Financial Corp.	174,303	2,971,866
First Community Bankshares, Inc.	28,029	975,409
First Financial Bancorp	214,551	5,417,413
First Financial Corp.	18,730	1,057,121
First Hawaiian, Inc.	324,075	8,046,782
First Internet Bancorp	6,677	149,765
First Interstate BancSystem, Inc., Class A	384,451	12,252,453
First Merchants Corp.	116,525	4,392,993
First Mid Bancshares, Inc.	41,429	1,569,331
First Northwest Bancorp	7,793	61,331
Five Star Bancorp	26,077	839,679
Flushing Financial Corp.	66,617	919,981
FS Bancorp, Inc.	11,483	458,401
Fulton Financial Corp.	376,657	7,017,120
German American Bancorp, Inc.	36,145	1,419,414
Great Southern Bancorp, Inc.	11,954	732,183
Hanmi Financial Corp.	55,247	1,364,048
HarborOne Bancorp, Inc.	48,806	663,762
HBT Financial, Inc.	61,332	1,545,566
Heritage Commerce Corp.	148,685	1,476,442
Heritage Financial Corp.	66,589	1,610,788
Hilltop Holdings, Inc.	78,969	2,639,144
Hope Bancorp, Inc.	304,290	3,277,203
Horizon Bancorp, Inc.	80,695	1,291,927
Independent Bank Corp.	116,355	7,125,790
International Bancshares Corp.	112,308	7,721,175
Investar Holding Corp.	36	836
Kearny Financial Corp.	181,005	1,189,203
Lakeland Financial Corp.	35,442	2,275,376
Live Oak Bancshares, Inc.	38,218	1,346,038
Mercantile Bank Corp.	22,805	1,026,225
Metrocity Bankshares, Inc.	40,906	1,132,687
Mid Penn Bancorp, Inc.	24,276	695,265

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
Middlefield Banc Corp.(a)	9,479	$284,465
Midland States Bancorp, Inc.	47,223	809,402
MidWestOne Financial Group, Inc.	24,123	682,440
National Bank Holdings Corp., Class A	52,378	2,023,886
NBT Bancorp, Inc.	80,031	3,342,095
Nicolet Bankshares, Inc.	13,329	1,792,751
Northeast Bank	6,788	679,886
Northeast Community Bancorp, Inc.	17,399	357,897
Northfield Bancorp, Inc.	70,133	827,569
Northrim BanCorp, Inc.	33,590	727,559
Northwest Bancshares, Inc.	469,590	5,818,220
OceanFirst Financial Corp.	127,816	2,245,727
Old Second Bancorp, Inc.	44,059	761,560
Orange County Bancorp, Inc.	12,904	325,310
Origin Bancorp, Inc.	27,289	942,016
Orrstown Financial Services, Inc.	20,169	685,343
Park National Corp.	21,698	3,526,576
Pathward Financial, Inc.	21,849	1,617,044
Peapack-Gladstone Financial Corp.	17,967	495,889
Peoples Bancorp, Inc.	97,956	2,937,700
Peoples Financial Services Corp.	17,462	848,828
Plumas Bancorp	6,512	280,928
Preferred Bank	34,205	3,091,790
Primis Financial Corp.	58,031	609,906
Princeton Bancorp, Inc.	7,430	236,571
Provident Financial Services, Inc.	394,338	7,602,837
QCR Holdings, Inc.	15,799	1,195,036
Red River Bancshares, Inc.	5,979	387,559
Renasant Corp.	123,234	4,546,102
Republic Bancorp, Inc., Class A	32,310	2,334,398
S&T Bancorp, Inc.	69,092	2,597,168
Seacoast Banking Corp. of Florida	122,827	3,737,626
Shore Bancshares, Inc.	61,443	1,008,280
Sierra Bancorp	27,629	798,754
Simmons First National Corp., Class A	279,609	5,360,105
SmartFinancial, Inc.	19,713	704,346
South Plains Financial, Inc.	14,749	570,049
Southern Missouri Bancorp, Inc.	11,741	617,107
Southside Bancshares, Inc.	69,214	1,955,296
Stellar Bancorp, Inc.	81,955	2,486,515
Stock Yards Bancorp, Inc.	40,591	2,840,964
Tompkins Financial Corp.	24,548	1,625,323
Towne Bank	123,517	4,269,983
TriCo Bancshares	49,084	2,179,820
TrustCo Bank Corp.	36,985	1,342,556
Trustmark Corp.	88,377	3,499,729
United Community Banks, Inc.	220,725	6,919,729
Unity Bancorp, Inc.	9,532	465,829
Univest Financial Corp.	35,393	1,062,498
Veritex Holdings, Inc.	80,871	2,711,605
WaFd, Inc.	147,770	4,475,953
Investments	Shares	Value
Washington Trust Bancorp, Inc.	55,130	$1,593,257
WesBanco, Inc.	225,986	7,215,733
West BanCorp, Inc.	29,309	595,559
Westamerica BanCorp	46,570	2,328,034
WSFS Financial Corp.	48,845	2,634,211
Total Banks		319,528,032
Beverages – 0.1%
MGP Ingredients, Inc.	47,752	1,155,121
Broadline Retail – 0.9%
Macy’s, Inc.	906,007	16,244,706
Building Products – 0.8%
Apogee Enterprises, Inc.	45,550	1,984,613
AZZ, Inc.	30,669	3,346,908
Griffon Corp.	63,492	4,834,916
Insteel Industries, Inc.	99,290	3,806,779
Quanex Building Products Corp.	88,963	1,265,054
Total Building Products		15,238,270
Capital Markets – 2.3%
Acadian Asset Management, Inc.	31,814	1,532,162
Diamond Hill Investment Group, Inc.	5,467	765,435
DigitalBridge Group, Inc.	147,612	1,727,060
Federated Hermes, Inc.	225,640	11,717,485
GCM Grosvenor, Inc., Class A(a)	117,583	1,419,227
Oppenheimer Holdings, Inc., Class A	10,220	755,360
P10, Inc., Class A(a)	44,682	486,140
Perella Weinberg Partners(a)	43,991	937,888
PJT Partners, Inc., Class A	20,594	3,660,172
Victory Capital Holdings, Inc., Class A	169,070	10,948,973
Virtu Financial, Inc., Class A	216,923	7,700,767
Virtus Investment Partners, Inc.	14,991	2,848,740
Total Capital Markets		44,499,409
Chemicals – 2.9%
AdvanSix, Inc.	84,074	1,629,354
Ashland, Inc.	90,671	4,344,048
Hawkins, Inc.(a)	22,033	4,025,870
HB Fuller Co.	84,740	5,023,387
Huntsman Corp.	679,104	6,098,354
Innospec, Inc.	34,833	2,687,714
Koppers Holdings, Inc.	50,149	1,404,172
Kronos Worldwide, Inc.	291,214	1,671,568
Mativ Holdings, Inc.	234,493	2,652,116
Minerals Technologies, Inc.	31,524	1,958,271
Northern Technologies International Corp.	52,290	403,156
Quaker Chemical Corp.	24,539	3,233,013
Scotts Miracle-Gro Co.	160,790	9,156,991
Sensient Technologies Corp.	80,617	7,565,905
Stepan Co.	47,722	2,276,339
Valhi, Inc.	78,625	1,240,703
Total Chemicals		55,370,961

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
Commercial Services & Supplies – 2.9%
ABM Industries, Inc.	96,998	$4,473,548
ACCO Brands Corp.	495,793	1,978,214
Acme United Corp.	20,415	840,690
Brady Corp., Class A	77,236	6,026,725
Brink’s Co.	46,551	5,439,950
CompX International, Inc.	50,159	1,173,721
Deluxe Corp.	220,864	4,275,927
Ennis, Inc.	143,633	2,625,611
HNI Corp.	142,607	6,681,138
Interface, Inc.	64,628	1,870,334
MillerKnoll, Inc.	201,517	3,574,912
Pitney Bowes, Inc.(a)	509,056	5,808,329
Quad/Graphics, Inc.	176,022	1,101,898
Steelcase, Inc., Class A	303,542	5,220,922
UniFirst Corp.	14,575	2,436,794
Vestis Corp.	136,584	618,725
Virco Mfg. Corp.	89,125	690,719
Total Commercial Services & Supplies		54,838,157
Construction & Engineering – 0.9%
Argan, Inc.	23,997	6,480,390
Granite Construction, Inc.	38,604	4,232,928
Primoris Services Corp.	44,994	6,179,026
Total Construction & Engineering		16,892,344
Construction Materials – 0.2%
U.S. Lime & Minerals, Inc.	24,777	3,259,414
Consumer Finance – 0.6%
Bread Financial Holdings, Inc.	40,131	2,238,106
Navient Corp.	284,523	3,741,478
Nelnet, Inc., Class A	22,072	2,767,387
PROG Holdings, Inc.	35,754	1,156,999
Regional Management Corp.	20,421	795,602
Total Consumer Finance		10,699,572
Consumer Staples Distribution & Retail – 1.1%
Andersons, Inc.	67,728	2,696,252
Ingles Markets, Inc., Class A	28,926	2,012,093
Natural Grocers by Vitamin Cottage, Inc.	58,955	2,358,200
PriceSmart, Inc.	56,944	6,901,043
Village Super Market, Inc., Class A	59,282	2,214,775
Weis Markets, Inc.(a)	57,209	4,111,611
Total Consumer Staples Distribution & Retail		20,293,974
Containers & Packaging – 0.5%
Greif, Inc., Class A	75,599	4,517,796
Myers Industries, Inc.	181,240	3,070,206
TriMas Corp.	70,307	2,716,662
Total Containers & Packaging		10,304,664
Distributors – 0.2%
A-Mark Precious Metals, Inc.	93,006	2,406,065
Weyco Group, Inc.	46,643	1,403,488
Total Distributors		3,809,553
Investments	Shares	Value
Diversified Consumer Services – 1.1%
Carriage Services, Inc.	51,272	$2,283,655
Graham Holdings Co., Class B	3,189	3,754,442
Matthews International Corp., Class A	116,208	2,821,530
Perdoceo Education Corp.	141,963	5,346,326
Strategic Education, Inc.	56,934	4,896,893
Total Diversified Consumer Services		19,102,846
Diversified REITs – 1.1%
Alexander & Baldwin, Inc.	63,387	1,153,010
Alpine Income Property Trust, Inc.	16,914	239,671
American Assets Trust, Inc.	57,730	1,173,074
Armada Hoffler Properties, Inc.	83,038	582,096
Broadstone Net Lease, Inc.	949,325	16,964,438
CTO Realty Growth, Inc.	31,231	509,065
Gladstone Commercial Corp.	41,641	513,017
One Liberty Properties, Inc.	22,245	492,060
Total Diversified REITs		21,626,431
Diversified Telecommunication Services – 0.7%
ATN International, Inc.	73,390	1,098,648
Cogent Communications Holdings, Inc.(a)	185,870	7,128,115
IDT Corp., Class B	37,643	1,969,105
Iridium Communications, Inc.	201,220	3,513,301
Total Diversified Telecommunication Services		13,709,169
Electric Utilities – 1.5%
Genie Energy Ltd., Class B	132,145	1,975,568
MGE Energy, Inc.	81,193	6,834,827
Otter Tail Corp.(a)	87,498	7,172,211
TXNM Energy, Inc.	230,999	13,062,993
Total Electric Utilities		29,045,599
Electrical Equipment – 1.0%
Allient, Inc.	58,983	2,639,489
Atkore, Inc.	50,063	3,140,953
EnerSys	42,927	4,849,034
LSI Industries, Inc.	102,240	2,413,886
Powell Industries, Inc.(a)	9,347	2,849,059
Preformed Line Products Co.	12,387	2,429,710
Total Electrical Equipment		18,322,131
Electronic Equipment, Instruments & Components – 1.5%
Advanced Energy Industries, Inc.	30,941	5,264,302
Bel Fuse, Inc., Class B	19,064	2,688,405
Benchmark Electronics, Inc.	65,411	2,521,594
Climb Global Solutions, Inc.	12,630	1,703,029
Crane NXT Co.(a)	63,754	4,275,981
CTS Corp.	31,633	1,263,422
Methode Electronics, Inc.	182,987	1,381,552
Napco Security Technologies, Inc.	65,921	2,831,307
PC Connection, Inc.	28,613	1,773,720
Richardson Electronics Ltd.	46,834	458,505
Vishay Intertechnology, Inc.	262,819	4,021,130
Total Electronic Equipment, Instruments & Components		28,182,947

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
Energy Equipment & Services – 3.1%
Archrock, Inc.	380,492	$10,010,745
Aris Water Solutions, Inc., Class A	89,964	2,218,512
Atlas Energy Solutions, Inc.(a)	384,533	4,372,140
Cactus, Inc., Class A	75,955	2,997,944
Core Laboratories, Inc.	77,012	951,868
Energy Services of America Corp.(a)	104,750	1,084,163
Helmerich & Payne, Inc.	242,911	5,365,904
Kodiak Gas Services, Inc.	265,521	9,816,311
Liberty Energy, Inc.	282,762	3,489,283
Patterson-UTI Energy, Inc.	1,291,558	6,690,270
Ranger Energy Services, Inc., Class A	114,336	1,605,277
RPC, Inc.(a)	612,162	2,913,891
Select Water Solutions, Inc.	242,233	2,589,471
Solaris Energy Infrastructure, Inc.(a)	100,340	4,010,590
Total Energy Equipment & Services		58,116,369
Entertainment – 0.1%
Marcus Corp.	87,299	1,354,008
Financial Services – 2.9%
Alerus Financial Corp.	31,558	698,694
Cannae Holdings, Inc.	66,681	1,220,929
Cass Information Systems, Inc.	16,180	636,359
Federal Agricultural Mortgage Corp., Class C	13,912	2,336,938
HA Sustainable Infrastructure Capital, Inc.	424,056	13,018,519
Merchants Bancorp	41,022	1,304,500
NewtekOne, Inc.	96,237	1,101,914
TFS Financial Corp.	1,120,319	14,760,203
UWM Holdings Corp.	316,678	1,928,569
Walker & Dunlop, Inc.	51,292	4,289,037
Western Union Co.	1,824,990	14,581,670
Total Financial Services		55,877,332
Food Products – 1.0%
Alico, Inc.	26,843	930,379
Calavo Growers, Inc.	89,714	2,309,238
J & J Snack Foods Corp.	45,574	4,379,206
John B Sanfilippo & Son, Inc.	38,197	2,455,303
Limoneira Co.	69,265	1,028,585
Seaboard Corp.	837	3,052,539
Tootsie Roll Industries, Inc.	78,205	3,278,354
Utz Brands, Inc.(a)	160,895	1,954,874
Total Food Products		19,388,478
Gas Utilities – 3.3%
Chesapeake Utilities Corp.	42,573	5,734,157
MDU Resources Group, Inc.	652,503	11,621,078
Northwest Natural Holding Co.	158,976	7,142,792
ONE Gas, Inc.	160,631	13,001,473
RGC Resources, Inc.	49,064	1,100,996
Spire, Inc.	292,426	23,838,568
Total Gas Utilities		62,439,064
Investments	Shares	Value
Ground Transportation – 0.6%
ArcBest Corp.	21,913	$1,531,061
Covenant Logistics Group, Inc.	60,328	1,306,705
FTAI Infrastructure, Inc.	259,784	1,132,658
Heartland Express, Inc.	148,215	1,242,042
Marten Transport Ltd.	167,784	1,788,577
Universal Logistics Holdings, Inc.(a)	44,268	1,037,642
Werner Enterprises, Inc.	95,812	2,521,772
Total Ground Transportation		10,560,457
Health Care Equipment & Supplies – 1.0%
CONMED Corp.	43,317	2,037,198
Dentsply Sirona, Inc.	552,194	7,007,342
Embecta Corp.	193,824	2,734,857
iRadimed Corp.	39,932	2,841,561
LeMaitre Vascular, Inc.(a)	27,397	2,397,511
Utah Medical Products, Inc.	19,076	1,201,216
Total Health Care Equipment & Supplies		18,219,685
Health Care Providers & Services – 1.2%
National HealthCare Corp.	43,196	5,248,746
National Research Corp.	105,983	1,354,463
Premier, Inc., Class A	349,239	9,708,844
Select Medical Holdings Corp.	295,259	3,791,126
U.S. Physical Therapy, Inc.	32,351	2,748,217
Total Health Care Providers & Services		22,851,396
Health Care REITs – 2.3%
American Healthcare REIT, Inc.	131,967	5,543,933
LTC Properties, Inc.	91,751	3,381,942
National Health Investors, Inc.	127,508	10,136,886
Sabra Health Care REIT, Inc.	1,250,384	23,307,158
Universal Health Realty Income Trust	14,663	574,350
Total Health Care REITs		42,944,269
Health Care Technology – 0.1%
HealthStream, Inc.	53,777	1,518,663
Hotel & Resort REITs – 0.7%
Chatham Lodging Trust	43,138	289,456
DiamondRock Hospitality Co.	169,247	1,347,206
Park Hotels & Resorts, Inc.	495,756	5,492,976
Pebblebrook Hotel Trust	102,292	1,165,106
RLJ Lodging Trust	134,514	968,501
Summit Hotel Properties, Inc.	105,748	580,557
Sunstone Hotel Investors, Inc.	152,263	1,426,704
Xenia Hotels & Resorts, Inc.	85,418	1,171,935
Total Hotel & Resort REITs		12,442,441
Hotels, Restaurants & Leisure – 3.4%
Cheesecake Factory, Inc.(a)	142,613	7,792,374
Dine Brands Global, Inc.(a)	84,592	2,091,114
Golden Entertainment, Inc.	105,734	2,493,208
Marriott Vacations Worldwide Corp.	92,830	6,178,765
Monarch Casino & Resort, Inc.	43,186	4,570,806

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
Nathan’s Famous, Inc.	21,846	$2,419,226
Papa John’s International, Inc.(a)	118,120	5,687,478
RCI Hospitality Holdings, Inc.(a)	32,180	981,812
Red Rock Resorts, Inc., Class A	111,598	6,814,174
Travel & Leisure Co.	297,038	17,670,790
Wendy’s Co.(a)	888,755	8,140,996
Total Hotels, Restaurants & Leisure		64,840,743
Household Durables – 1.0%
Bassett Furniture Industries, Inc.	45,440	710,682
Century Communities, Inc.	42,620	2,700,829
Cricut, Inc., Class A(a)	261,450	1,644,520
Ethan Allen Interiors, Inc.	134,365	3,958,393
Flexsteel Industries, Inc.	25,433	1,178,820
Hamilton Beach Brands Holding Co., Class A	54,122	777,733
Hooker Furnishings Corp.	56,659	575,089
La-Z-Boy, Inc.	86,553	2,970,499
Lifetime Brands, Inc.(a)	101,881	394,279
Newell Brands, Inc.	978,803	5,128,928
Total Household Durables		20,039,772
Household Products – 0.9%
Energizer Holdings, Inc.(a)	273,388	6,804,627
Oil-Dri Corp. of America	54,200	3,308,368
Spectrum Brands Holdings, Inc.	53,346	2,802,266
WD-40 Co.	23,317	4,607,439
Total Household Products		17,522,700
Industrial REITs – 0.7%
Innovative Industrial Properties, Inc.	148,991	7,982,938
LXP Industrial Trust	464,562	4,162,475
Plymouth Industrial REIT, Inc.	40,061	894,562
Total Industrial REITs		13,039,975
Insurance – 1.9%
AMERISAFE, Inc.	38,946	1,707,393
CNO Financial Group, Inc.	104,066	4,115,810
Donegal Group, Inc., Class A	44,573	864,270
Employers Holdings, Inc.	45,374	1,927,488
HCI Group, Inc.	8,923	1,712,591
Horace Mann Educators Corp.	127,945	5,779,276
Investors Title Co.	9,017	2,415,023
Mercury General Corp.	87,418	7,411,298
Safety Insurance Group, Inc.	55,987	3,957,721
Stewart Information Services Corp.	42,936	3,148,067
Tiptree, Inc.	29,601	567,451
United Fire Group, Inc.	21,352	649,528
Universal Insurance Holdings, Inc.	39,639	1,042,506
Total Insurance		35,298,422
Interactive Media & Services – 0.1%
Shutterstock, Inc.	129,668	2,703,578
IT Services – 0.2%
CSP, Inc.	43,130	498,152
Investments	Shares	Value
Hackett Group, Inc.	86,115	$1,637,046
Information Services Group, Inc.	251,483	1,446,027
Total IT Services		3,581,225
Leisure Products – 1.5%
Acushnet Holdings Corp.	94,676	7,431,119
Clarus Corp.	213,630	747,705
Escalade, Inc.	64,858	815,265
Johnson Outdoors, Inc., Class A	49,706	2,007,625
Marine Products Corp.	180,019	1,596,769
Polaris, Inc.(a)	181,673	10,560,652
Smith & Wesson Brands, Inc.	218,395	2,146,823
Sturm Ruger & Co., Inc.	59,573	2,589,638
Total Leisure Products		27,895,596
Life Sciences Tools & Services – 0.0%
Mesa Laboratories, Inc.	13,420	899,274
Machinery – 4.4%
Alamo Group, Inc.	11,202	2,138,462
Albany International Corp., Class A	45,690	2,435,277
Astec Industries, Inc.	58,951	2,837,312
Atmus Filtration Technologies, Inc.	74,432	3,356,139
Columbus McKinnon Corp.	45,528	652,871
Douglas Dynamics, Inc.	121,972	3,812,845
Eastern Co.	34,221	802,825
Enerpac Tool Group Corp.	46,440	1,904,040
Enpro, Inc.	17,481	3,950,706
ESCO Technologies, Inc.	21,787	4,599,454
Gorman-Rupp Co.	83,839	3,890,968
Greenbrier Cos., Inc.	59,091	2,728,231
Helios Technologies, Inc.	44,116	2,299,767
Hurco Cos., Inc.*	28,279	492,055
Hyster-Yale, Inc.	48,510	1,788,079
JBT Marel Corp.	26,959	3,786,391
Kennametal, Inc.	208,886	4,371,984
Lindsay Corp.	19,390	2,725,458
Miller Industries, Inc.	30,838	1,246,472
Mueller Water Products, Inc., Class A	230,680	5,886,954
Omega Flex, Inc.	46,067	1,436,599
Park-Ohio Holdings Corp.	63,796	1,355,027
REV Group, Inc.	65,462	3,709,731
Standex International Corp.	11,858	2,512,710
Tennant Co.	33,804	2,740,152
Terex Corp.(a)	82,356	4,224,863
Trinity Industries, Inc.	214,265	6,007,991
Twin Disc, Inc.	59,212	825,415
Worthington Enterprises, Inc.	91,930	5,101,196
Total Machinery		83,619,974
Media – 1.4%
Emerald Holding, Inc.(a)	422,104	2,148,509
Entravision Communications Corp., Class A	404,792	943,165
Gray Media, Inc.	481,988	2,785,891

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
John Wiley & Sons, Inc., Class A	120,221	$4,865,344
Scholastic Corp.(a)	112,659	3,084,604
Sinclair, Inc.(a)	234,812	3,545,661
TEGNA, Inc.	388,480	7,897,798
Townsquare Media, Inc., Class A	64,854	435,819
Total Media		25,706,791
Metals & Mining – 2.0%
Friedman Industries, Inc.	29,502	645,946
Hecla Mining Co.	677,494	8,197,678
Kaiser Aluminum Corp.	60,360	4,657,378
Materion Corp.	19,515	2,357,607
Mesabi Trust(a)	67,453	1,974,349
Olympic Steel, Inc.	44,352	1,350,519
Ramaco Resources, Inc., Class A*(a)	212,964	7,068,275
Ryerson Holding Corp.	131,402	3,003,850
SunCoke Energy, Inc.	333,225	2,719,116
Warrior Met Coal, Inc.(a)	46,685	2,971,033
Worthington Steel, Inc.	84,924	2,580,840
Total Metals & Mining		37,526,591
Multi-Utilities – 2.8%
Avista Corp.	427,703	16,171,450
Black Hills Corp.	226,314	13,938,679
Northwestern Energy Group, Inc.	330,816	19,389,126
Unitil Corp.	76,609	3,666,507
Total Multi-Utilities		53,165,762
Office REITs – 1.2%
COPT Defense Properties	220,227	6,399,796
Douglas Emmett, Inc.	143,168	2,229,126
Easterly Government Properties, Inc.	34,791	797,758
Empire State Realty Trust, Inc., Class A	140,890	1,079,217
Highwoods Properties, Inc.	255,107	8,117,505
JBG SMITH Properties(a)	81,732	1,818,537
Peakstone Realty Trust	39,202	514,330
Postal Realty Trust, Inc., Class A	21,005	329,568
Total Office REITs		21,285,837
Oil, Gas & Consumable Fuels – 3.3%
Berry Corp.	384,445	1,453,202
Core Natural Resources, Inc.(a)	50,315	4,200,296
Crescent Energy Co., Class A	478,378	4,267,132
Evolution Petroleum Corp.	147,532	711,104
Excelerate Energy, Inc., Class A	62,384	1,571,453
FutureFuel Corp.	227,977	884,551
Granite Ridge Resources, Inc.	741,541	4,011,737
HighPeak Energy, Inc.(a)	199,619	1,411,306
Kinetik Holdings, Inc.(a)	327,863	14,012,865
NACCO Industries, Inc., Class A	26,393	1,112,729
Northern Oil & Gas, Inc.	319,672	7,927,866
Peabody Energy Corp.(a)	177,489	4,707,008
Riley Exploration Permian, Inc.	110,760	3,002,704
SandRidge Energy, Inc.	214,949	2,424,625
Investments	Shares	Value
VAALCO Energy, Inc.	612,319	$2,461,522
Vitesse Energy, Inc.(a)	161,644	3,754,990
W&T Offshore, Inc.	849,626	1,546,319
World Kinect Corp.	147,670	3,832,036
Total Oil, Gas & Consumable Fuels		63,293,445
Paper & Forest Products – 0.2%
Sylvamo Corp.	75,489	3,338,124
Personal Care Products – 0.6%
Edgewell Personal Care Co.	91,759	1,868,213
Inter Parfums, Inc.	58,927	5,797,238
Lifevantage Corp.	64,913	631,604
Nu Skin Enterprises, Inc., Class A	243,298	2,965,803
Total Personal Care Products		11,262,858
Pharmaceuticals – 1.0%
Organon & Co.	1,411,895	15,079,038
Phibro Animal Health Corp., Class A	103,556	4,189,876
Total Pharmaceuticals		19,268,914
Professional Services – 2.8%
Alight, Inc., Class A	1,007,217	3,283,528
Barrett Business Services, Inc.	57,044	2,528,190
CRA International, Inc.	12,110	2,525,298
CSG Systems International, Inc.	90,740	5,841,841
Heidrick & Struggles International, Inc.	49,923	2,484,668
HireQuest, Inc.(a)	81,109	780,269
ICF International, Inc.	16,243	1,507,350
Insperity, Inc.	94,167	4,633,016
Kelly Services, Inc., Class A	147,356	1,933,311
Kforce, Inc.	57,818	1,733,384
Korn Ferry	88,077	6,163,629
ManpowerGroup, Inc.	186,866	7,082,221
Maximus, Inc.	122,068	11,153,353
Resources Connection, Inc.	171,088	863,994
Total Professional Services		52,514,052
Real Estate Management & Development – 0.4%
eXp World Holdings, Inc.(a)	137,113	1,461,624
Kennedy-Wilson Holdings, Inc.	123,712	1,029,284
Marcus & Millichap, Inc.	33,831	992,940
Newmark Group, Inc., Class A	130,144	2,427,185
RMR Group, Inc., Class A	10,812	170,073
St. Joe Co.	51,162	2,531,496
Total Real Estate Management & Development		8,612,602
Residential REITs – 0.3%
BRT Apartments Corp.	26,463	414,410
Centerspace	13,900	818,710
Elme Communities	81,252	1,369,909
NexPoint Residential Trust, Inc.	22,830	735,583
UMH Properties, Inc.	64,280	954,558
Veris Residential, Inc.	83,794	1,273,669
Total Residential REITs		5,566,839

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
Retail REITs – 1.2%
Acadia Realty Trust	88,324	$1,779,729
Alexander’s, Inc.	4,112	964,223
CBL & Associates Properties, Inc.	31,244	955,441
Getty Realty Corp.	114,320	3,067,206
InvenTrust Properties Corp.	64,137	1,835,601
Macerich Co.	199,900	3,638,180
NETSTREIT Corp.	74,295	1,341,768
Saul Centers, Inc.	24,277	773,708
SITE Centers Corp.	43,501	391,944
Tanger, Inc.	156,009	5,279,345
Urban Edge Properties	106,907	2,188,386
Whitestone REIT	57,473	705,768
Total Retail REITs		22,921,299
Semiconductors & Semiconductor Equipment – 0.2%
NVE Corp.	26,202	1,710,204
Power Integrations, Inc.	73,742	2,965,166
Total Semiconductors & Semiconductor Equipment		4,675,370
Software – 0.7%
A10 Networks, Inc.(a)	179,714	3,261,809
Adeia, Inc.	224,306	3,768,341
Clear Secure, Inc., Class A	171,894	5,737,822
ReposiTrak, Inc.	61,622	913,238
Total Software		13,681,210
Specialized REITs – 2.7%
EPR Properties	402,605	23,355,116
Farmland Partners, Inc.	49,967	543,641
Four Corners Property Trust, Inc.	74,608	1,820,435
Gladstone Land Corp.(a)	47,477	434,889
National Storage Affiliates Trust	262,098	7,920,602
Outfront Media, Inc.	726,304	13,305,889
PotlatchDeltic Corp.	70,895	2,888,971
Safehold, Inc.	58,420	904,926
Total Specialized REITs		51,174,469
Specialty Retail – 3.0%
Academy Sports & Outdoors, Inc.(a)	74,120	3,707,482
American Eagle Outfitters, Inc.	415,013	7,100,872
Arko Corp.	354,282	1,619,069
Buckle, Inc.	254,814	14,947,389
Build-A-Bear Workshop, Inc.	67,659	4,412,043
Caleres, Inc.(a)	63,153	823,515
Camping World Holdings, Inc., Class A	149,843	2,366,021
Designer Brands, Inc., Class A	198,575	702,956
Haverty Furniture Cos., Inc.	81,348	1,783,962
J Jill, Inc.	69,378	1,189,833
Monro, Inc.(a)	139,652	2,509,546
Shoe Carnival, Inc.	73,475	1,527,545
Sonic Automotive, Inc., Class A	53,509	4,071,500
Investments	Shares	Value
Upbound Group, Inc.	212,942	$5,031,820
Winmark Corp.	10,130	5,042,410
Total Specialty Retail		56,835,963
Technology Hardware, Storage & Peripherals – 0.1%
Immersion Corp.	166,814	1,224,415
Textiles, Apparel & Luxury Goods – 1.1%
Carter’s, Inc.(a)	170,076	4,799,545
Lakeland Industries, Inc.(a)	41,581	615,399
Movado Group, Inc.	88,669	1,682,051
Oxford Industries, Inc.	53,631	2,174,201
Rocky Brands, Inc.	34,077	1,015,154
Steven Madden Ltd.	174,087	5,828,433
Superior Group of Cos., Inc.	83,130	891,153
Wolverine World Wide, Inc.	153,319	4,207,073
Total Textiles, Apparel & Luxury Goods		21,213,009
Tobacco – 0.5%
Turning Point Brands, Inc.	30,905	3,055,269
Universal Corp.	127,652	7,131,917
Total Tobacco		10,187,186
Trading Companies & Distributors – 0.8%
Alta Equipment Group, Inc.	165,068	1,195,092
Global Industrial Co.	149,499	5,482,129
Karat Packaging, Inc.	106,520	2,685,369
McGrath RentCorp	38,500	4,516,050
Willis Lease Finance Corp.	10,197	1,397,907
Total Trading Companies & Distributors		15,276,547
Water Utilities – 1.5%
American States Water Co.	108,858	7,981,469
Artesian Resources Corp., Class A	51,694	1,684,966
California Water Service Group	174,438	8,004,960
Global Water Resources, Inc.	128,161	1,320,058
H2O America	97,798	4,762,763
Middlesex Water Co.	50,782	2,748,322
York Water Co.	65,301	1,986,456
Total Water Utilities		28,488,994
Wireless Telecommunication Services – 0.4%
Shenandoah Telecommunications Co.(a)	132,006	1,771,521
Spok Holdings, Inc.	107,233	1,849,769
Telephone & Data Systems, Inc.	91,571	3,593,246
Total Wireless Telecommunication Services		7,214,536
Total United States		1,865,817,894
Puerto Rico – 0.9%
Banks – 0.8%
First BanCorp	508,179	11,205,347
OFG Bancorp	93,635	4,072,186
Total Banks		15,277,533
See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2025
Investments	Shares	Value
Financial Services – 0.1%
EVERTEC, Inc.	54,185	$1,830,369
Total Puerto Rico		17,107,902
Singapore – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Kulicke & Soffa Industries, Inc.	92,132	3,744,244
TOTAL COMMON STOCKS (COST: $1,792,680,647)		1,886,670,040
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $1,074,091)	20,869	1,091,449
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $2,360,908)	2,360,908	2,360,908
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
United States – 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)	21,370,752	21,370,752
Investments	Shares	Value
WisdomTree Government Money Market Digital Fund, 3.97%(b)(c)	6,100,000	$6,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $27,470,752)		27,470,752
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $1,823,586,398)		1,917,593,149
Other Liabilities less Assets – (1.4)%		(26,673,170)
NET ASSETS – 100.0%		$1,890,919,979

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $97,383,148 and the total market value of the collateral held by the Fund was $100,583,713. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $73,112,961.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$39,400,000	$33,300,000	$—	$—	$6,100,000	$—	$109,878
WisdomTree U.S. MidCap Dividend Fund	3,317,939	4,739,166	6,878,859	(177,433)	90,636	1,091,449	27,325	—
Total	$3,317,939	$44,139,166	$40,178,859	$(177,433)	$90,636	$7,191,449	$27,325	$109,878

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,886,670,040	$—	$—	$1,886,670,040
Exchange-Traded Fund	1,091,449	—	—	1,091,449
Mutual Fund	—	2,360,908	—	2,360,908
Investment of Cash Collateral for Securities Loaned	—	27,470,752	—	27,470,752
Total Investments in Securities	$1,887,761,489	$29,831,660	$—	$1,917,593,149

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 96.2%
Aerospace & Defense – 0.6%
AAR Corp.*	13,918	$1,248,027
AerSale Corp.*	12,036	98,575
Byrna Technologies, Inc.*	4,611	102,180
Cadre Holdings, Inc.(a)	8,039	293,504
Ducommun, Inc.*	4,886	469,691
V2X, Inc.*	18,422	1,070,134
VSE Corp.	3,933	653,822
Total Aerospace & Defense		3,935,933
Air Freight & Logistics – 0.1%
Hub Group, Inc., Class A	19,565	673,818
Radiant Logistics, Inc.*	14,053	82,913
Total Air Freight & Logistics		756,731
Automobile Components – 2.2%
Adient PLC*	66,545	1,602,404
American Axle & Manufacturing Holdings, Inc.*	66,011	396,726
Dana, Inc.	63,496	1,272,460
Gentherm, Inc.*	18,241	621,288
Holley, Inc.*	35,276	110,767
LCI Industries	9,206	857,539
Patrick Industries, Inc.	14,191	1,467,775
Phinia, Inc.	26,475	1,521,783
Standard Motor Products, Inc.	16,602	677,694
Visteon Corp.	41,276	4,947,341
XPEL, Inc.*	8,526	281,955
Total Automobile Components		13,757,732
Automobiles – 0.1%
Winnebago Industries, Inc.	15,563	520,427
Banks – 14.4%
1st Source Corp.	16,351	1,006,567
ACNB Corp.	5,297	233,280
Amalgamated Financial Corp.	23,505	638,161
Amerant Bancorp, Inc.	13,983	269,452
Arrow Financial Corp.	8,392	237,494
Bancorp, Inc.*	30,208	2,262,277
Bank First Corp.(a)	4,735	574,403
Bank of Hawaii Corp.	15,296	1,004,029
Bank7 Corp.	6,393	295,804
BankUnited, Inc.	42,755	1,631,531
Banner Corp.	18,250	1,195,375
Bar Harbor Bankshares	10,005	304,752
BayCom Corp.	6,428	184,805
BCB Bancorp, Inc.	13,903	120,678
Beacon Financial Corp.	43,525	1,031,978
Bridgewater Bancshares, Inc.*	16,691	293,762
Burke & Herbert Financial Services Corp.	3,165	195,249
Business First Bancshares, Inc.	18,010	425,216
Byline Bancorp, Inc.	32,638	905,052
Investments	Shares	Value
California BanCorp*	10,070	$167,968
Camden National Corp.	8,592	331,565
Capital Bancorp, Inc.	8,799	280,688
Capital City Bank Group, Inc.	10,478	437,876
Capitol Federal Financial, Inc.	58,440	371,094
Carter Bankshares, Inc.*	7,921	153,747
Central Pacific Financial Corp.	15,027	455,919
Chemung Financial Corp.	3,404	178,778
Citizens & Northern Corp.	8,788	174,090
Citizens Financial Services, Inc.	3,250	195,910
City Holding Co.	7,126	882,698
Civista Bancshares, Inc.	10,999	223,390
CNB Financial Corp.	13,939	337,324
Coastal Financial Corp.*	4,574	494,770
Colony Bankcorp, Inc.	10,283	174,914
Columbia Financial, Inc.*	18,932	284,169
Community Financial System, Inc.	20,719	1,214,962
Community Trust Bancorp, Inc.	10,911	610,470
Community West Bancshares	4,179	87,090
ConnectOne Bancorp, Inc.	25,828	640,793
Customers Bancorp, Inc.*	29,899	1,954,498
CVB Financial Corp.	69,712	1,318,254
Dime Community Bancshares, Inc.	12,558	374,605
Enterprise Financial Services Corp.	24,075	1,395,868
Equity Bancshares, Inc., Class A	3,990	162,393
Esquire Financial Holdings, Inc.	4,323	441,184
Farmers & Merchants Bancorp, Inc.	5,599	140,031
Farmers National Banc Corp.	24,273	349,774
FB Financial Corp.	28,554	1,591,600
Fidelity D&D Bancorp, Inc.	2,173	95,243
Financial Institutions, Inc.	15,359	417,765
First Bancorp/Southern Pines NC	17,408	920,709
First Bank	22,371	364,424
First Busey Corp.	58,554	1,355,525
First Business Financial Services, Inc.	6,411	328,628
First Commonwealth Financial Corp.	65,354	1,114,286
First Community Bankshares, Inc.	9,656	336,029
First Community Corp.	4,159	117,367
First Financial Bancorp	62,199	1,570,525
First Financial Corp.	7,411	418,277
First Foundation, Inc.*	16,202	90,245
First Hawaiian, Inc.	68,003	1,688,514
First Internet Bancorp	4,661	104,546
First Merchants Corp.	33,487	1,262,460
First Mid Bancshares, Inc.	15,237	577,177
First United Corp.	4,367	160,575
Five Star Bancorp	10,926	351,817
Flushing Financial Corp.	11,928	164,726
FS Bancorp, Inc.	6,186	246,945
FVCBankcorp, Inc.	9,834	127,547
German American Bancorp, Inc.	14,737	578,722
Great Southern Bancorp, Inc.	7,699	471,564

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Hanmi Financial Corp.	19,456	$480,369
HarborOne Bancorp, Inc.	13,941	189,598
HBT Financial, Inc.	25,592	644,918
Heritage Commerce Corp.	32,746	325,168
Heritage Financial Corp.	12,301	297,561
Hilltop Holdings, Inc.	27,294	912,165
Home Bancorp, Inc.	5,982	324,972
HomeTrust Bancshares, Inc.	11,689	478,548
Hope Bancorp, Inc.	65,123	701,375
Horizon Bancorp, Inc.	26,853	429,916
Independent Bank Corp.	36,422	1,982,517
Investar Holding Corp.	5,337	123,872
Lakeland Financial Corp.	10,839	695,864
Live Oak Bancshares, Inc.	13,948	491,248
Mercantile Bank Corp.	12,889	580,005
Metrocity Bankshares, Inc.	13,697	379,270
Metropolitan Bank Holding Corp.	8,551	639,786
Mid Penn Bancorp, Inc.	11,533	330,305
Midland States Bancorp, Inc.	15,464	265,053
MVB Financial Corp.	7,469	187,173
National Bank Holdings Corp., Class A	21,909	846,564
National Bankshares, Inc.	2,700	79,488
NB Bancorp, Inc.	8,849	156,185
NBT Bancorp, Inc.	26,037	1,087,305
Nicolet Bankshares, Inc.	8,346	1,122,537
Northeast Bank	4,854	486,177
Northeast Community Bancorp, Inc.	13,257	272,696
Northfield Bancorp, Inc.	16,468	194,322
Northrim BanCorp, Inc.	12,875	278,872
Northwest Bancshares, Inc.	71,430	885,018
OceanFirst Financial Corp.	39,499	693,997
Old Second Bancorp, Inc.	36,923	638,214
Orange County Bancorp, Inc.	7,722	194,672
Origin Bancorp, Inc.	17,804	614,594
Orrstown Financial Services, Inc.	9,964	338,577
Park National Corp.	10,653	1,731,432
Pathward Financial, Inc.	16,171	1,196,816
Peapack-Gladstone Financial Corp.	7,111	196,264
Peoples Bancorp, Inc.	29,815	894,152
Peoples Financial Services Corp.	4,397	213,738
Ponce Financial Group, Inc.*	6,752	99,254
Preferred Bank	11,762	1,063,167
Primis Financial Corp.	7,533	79,172
Provident Bancorp, Inc.*	5,639	70,657
Provident Financial Services, Inc.	51,784	998,395
QCR Holdings, Inc.	10,811	817,744
RBB Bancorp	10,575	198,387
Red River Bancshares, Inc.	4,311	279,439
Renasant Corp.	57,194	2,109,887
Republic Bancorp, Inc., Class A	11,226	811,078
S&T Bancorp, Inc.	25,662	964,635
Seacoast Banking Corp. of Florida	35,218	1,071,684
Investments	Shares	Value
Shore Bancshares, Inc.	19,696	$323,211
Sierra Bancorp	9,152	264,584
Simmons First National Corp., Class A	59,981	1,149,836
SmartFinancial, Inc.	7,184	256,684
South Plains Financial, Inc.	9,544	368,876
Southern First Bancshares, Inc.*	3,102	136,860
Southern Missouri Bancorp, Inc.	6,359	334,229
Southside Bancshares, Inc.	21,008	593,476
Stellar Bancorp, Inc.	31,570	957,834
Stock Yards Bancorp, Inc.	11,216	785,008
Third Coast Bancshares, Inc.*	10,114	384,028
Tompkins Financial Corp.	7,143	472,938
Towne Bank	33,853	1,170,298
TriCo Bancshares	19,089	847,742
Triumph Financial, Inc.*(a)	4,146	207,466
TrustCo Bank Corp.	10,635	386,050
Trustmark Corp.	36,487	1,444,885
Unity Bancorp, Inc.	7,402	361,736
Univest Financial Corp.	18,436	553,449
Veritex Holdings, Inc.	23,535	789,128
WaFd, Inc.	41,887	1,268,757
Washington Trust Bancorp, Inc.	10,350	299,115
WesBanco, Inc.	46,960	1,499,433
West BanCorp, Inc.	8,294	168,534
Westamerica BanCorp	21,012	1,050,390
WSFS Financial Corp.	36,275	1,956,311
Total Banks		90,275,563
Beverages – 0.3%
Boston Beer Co., Inc., Class A*	2,845	601,490
MGP Ingredients, Inc.	22,390	541,614
Vita Coco Co., Inc.*	13,218	561,368
Total Beverages		1,704,472
Biotechnology – 2.9%
ACADIA Pharmaceuticals, Inc.*	69,315	1,479,182
Agios Pharmaceuticals, Inc.*	87,470	3,511,046
Anika Therapeutics, Inc.*	7,348	69,071
Arcturus Therapeutics Holdings, Inc.*(a)	10,340	190,566
Arcus Biosciences, Inc.*(a)	36,177	492,007
Beam Therapeutics, Inc.*(a)	49,880	1,210,588
Cartesian Therapeutics, Inc.*^	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	59,746	1,176,996
Coherus Oncology, Inc.*	77,423	126,974
Day One Biopharmaceuticals, Inc.*	77,444	545,980
Dynavax Technologies Corp.*(a)	25,956	257,743
Entrada Therapeutics, Inc.*	27,990	162,342
Inhibrx Biosciences, Inc.*	23,593	794,612
Ironwood Pharmaceuticals, Inc.*	103,485	135,565
Kiniksa Pharmaceuticals International PLC*	31,238	1,212,972
MannKind Corp.*	54,033	290,157
MiMedx Group, Inc.*	83,261	581,162
Mirum Pharmaceuticals, Inc.*	9,030	661,989

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Myriad Genetics, Inc.*	16,311	$117,928
Organogenesis Holdings, Inc.*(a)	172,647	728,570
Protagonist Therapeutics, Inc.*	37,506	2,491,524
Puma Biotechnology, Inc.*	78,586	417,292
Rigel Pharmaceuticals, Inc.*	6,087	172,445
Taysha Gene Therapies, Inc.*	90,514	295,981
Veracyte, Inc.*	22,022	756,015
Vericel Corp.*	8,453	266,016
Voyager Therapeutics, Inc.*	53,885	251,643
Total Biotechnology		18,439,950
Broadline Retail – 0.6%
Groupon, Inc.*(a)	19,853	463,568
Kohl’s Corp.(a)	133,395	2,050,281
Savers Value Village, Inc.*(a)	73,538	974,378
Total Broadline Retail		3,488,227
Building Products – 1.2%
American Woodmark Corp.*	10,967	732,157
Apogee Enterprises, Inc.	11,560	503,669
AZZ, Inc.	12,377	1,350,702
Gibraltar Industries, Inc.*	14,304	898,291
Hayward Holdings, Inc.*	68,489	1,035,554
Insteel Industries, Inc.	5,422	207,880
Janus International Group, Inc.*	113,412	1,119,376
Masterbrand, Inc.*	89,148	1,174,079
Quanex Building Products Corp.	23,286	331,127
Total Building Products		7,352,835
Capital Markets – 2.7%
Acadian Asset Management, Inc.	23,371	1,125,547
BGC Group, Inc., Class A	394,482	3,731,800
DigitalBridge Group, Inc.	84,289	986,181
Donnelley Financial Solutions, Inc.*	14,719	756,998
Federated Hermes, Inc.	47,971	2,491,134
GCM Grosvenor, Inc., Class A(a)	69,097	834,001
Open Lending Corp.*	26,818	56,586
P10, Inc., Class A	64,778	704,785
Perella Weinberg Partners	14,285	304,556
Silvercrest Asset Management Group, Inc., Class A	5,185	81,664
StoneX Group, Inc.*	30,276	3,055,454
Virtu Financial, Inc., Class A	52,183	1,852,496
Virtus Investment Partners, Inc.	6,003	1,140,750
Total Capital Markets		17,121,952
Chemicals – 1.4%
AdvanSix, Inc.	12,345	239,246
Aspen Aerogels, Inc.*	14,686	102,215
Core Molding Technologies, Inc.*	7,002	143,891
Ecovyst, Inc.*	61,279	536,804
Hawkins, Inc.(a)	4,799	876,873
Innospec, Inc.	10,959	845,597
Koppers Holdings, Inc.	19,142	535,976
Investments	Shares	Value
Kronos Worldwide, Inc.	76,001	$436,246
Mativ Holdings, Inc.	28,527	322,640
Minerals Technologies, Inc.	19,068	1,184,504
Perimeter Solutions, Inc.*	62,306	1,395,031
Quaker Chemical Corp.	7,445	980,879
Sensient Technologies Corp.	12,781	1,199,497
Stepan Co.	5,837	278,425
Total Chemicals		9,077,824
Commercial Services & Supplies – 2.6%
ABM Industries, Inc.	33,908	1,563,837
ACCO Brands Corp.	125,798	501,934
Acme United Corp.	1,956	80,548
ACV Auctions, Inc., Class A*	27,598	273,496
Brady Corp., Class A	22,550	1,759,576
BrightView Holdings, Inc.*	33,367	447,118
CECO Environmental Corp.*	7,601	389,171
CoreCivic, Inc.*	27,716	564,021
Deluxe Corp.	50,169	971,272
Driven Brands Holdings, Inc.*	79,523	1,281,115
Ennis, Inc.	15,707	287,124
Healthcare Services Group, Inc.*	28,307	476,407
HNI Corp.	22,439	1,051,267
Interface, Inc.	27,907	807,629
Liquidity Services, Inc.*	9,786	268,430
MillerKnoll, Inc.	48,352	857,764
OPENLANE, Inc.*	37,657	1,083,768
Pitney Bowes, Inc.	56,807	648,168
Quad/Graphics, Inc.	34,537	216,202
Quest Resource Holding Corp.*(a)	7,810	12,184
Steelcase, Inc., Class A	75,563	1,299,684
UniFirst Corp.	6,274	1,048,950
Vestis Corp.	39,521	179,030
Virco Mfg. Corp.	13,460	104,315
Total Commercial Services & Supplies		16,173,010
Communications Equipment – 1.0%
Aviat Networks, Inc.*	9,214	211,277
Calix, Inc.*	14,038	861,512
CommScope Holding Co., Inc.*	62,983	974,977
Digi International, Inc.*	18,101	659,962
Extreme Networks, Inc.*	25,984	536,570
Harmonic, Inc.*	34,479	350,996
Lantronix, Inc.*	36,267	165,740
NetScout Systems, Inc.*	52,066	1,344,865
Ribbon Communications, Inc.*	75,806	288,063
Viavi Solutions, Inc.*	55,361	702,531
Total Communications Equipment		6,096,493
Construction & Engineering – 0.3%
Argan, Inc.	2,670	721,033
Bowman Consulting Group Ltd.*	4,463	189,053
Concrete Pumping Holdings, Inc.	17,833	125,723
Great Lakes Dredge & Dock Corp.*	37,827	453,546

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Limbach Holdings, Inc.*	2,311	$224,444
NWPX Infrastructure, Inc.*	4,371	231,357
Total Construction & Engineering		1,945,156
Construction Materials – 0.0%
Smith-Midland Corp.*	1,544	56,974
Consumer Finance – 2.2%
Atlanticus Holdings Corp.*	10,673	625,224
Bread Financial Holdings, Inc.	54,799	3,056,140
Dave, Inc.*	4,590	915,017
Enova International, Inc.*	18,900	2,175,201
EZCORP, Inc., Class A*(a)	61,211	1,165,458
LendingClub Corp.*	26,169	397,507
Navient Corp.	144,629	1,901,871
Nelnet, Inc., Class A	9,130	1,144,719
PRA Group, Inc.*	16,655	257,153
PROG Holdings, Inc.	25,219	816,087
Regional Management Corp.	5,963	232,319
World Acceptance Corp.*	5,577	943,294
Total Consumer Finance		13,629,990
Consumer Staples Distribution & Retail – 0.5%
Andersons, Inc.	20,780	827,252
Chefs’ Warehouse, Inc.*	10,738	626,347
Natural Grocers by Vitamin Cottage, Inc.	6,360	254,400
PriceSmart, Inc.	11,300	1,369,447
United Natural Foods, Inc.*	10,234	385,003
Total Consumer Staples Distribution & Retail		3,462,449
Containers & Packaging – 0.5%
Greif, Inc., Class A	31,126	1,860,090
Myers Industries, Inc.	28,536	483,400
TriMas Corp.	20,275	783,426
Total Containers & Packaging		3,126,916
Distributors – 0.1%
A-Mark Precious Metals, Inc.	19,098	494,065
Diversified Consumer Services – 2.4%
Adtalem Global Education, Inc.*	19,171	2,960,961
American Public Education, Inc.*	5,780	228,137
Carriage Services, Inc.	8,661	385,761
Chegg, Inc.*	153,201	231,333
Coursera, Inc.*	49,072	574,633
European Wax Center, Inc., Class A*	23,378	93,278
Graham Holdings Co., Class B	1,974	2,324,010
Laureate Education, Inc.*	111,113	3,504,504
Lincoln Educational Services Corp.*	9,716	228,326
Matthews International Corp., Class A	17,959	436,044
Mister Car Wash, Inc.*	118,516	631,690
Perdoceo Education Corp.	40,435	1,522,782
Strategic Education, Inc.	10,375	892,354
Udemy, Inc.*	24,163	169,383
Universal Technical Institute, Inc.*	12,865	418,756
Total Diversified Consumer Services		14,601,952
Investments	Shares	Value
Diversified REITs – 0.4%
Alexander & Baldwin, Inc.	25,360	$461,298
Alpine Income Property Trust, Inc.	4,194	59,429
American Assets Trust, Inc.	18,622	378,399
Broadstone Net Lease, Inc.	71,464	1,277,061
CTO Realty Growth, Inc.	7,483	121,973
Gladstone Commercial Corp.	8,009	98,671
One Liberty Properties, Inc.	9,348	206,778
Total Diversified REITs		2,603,609
Diversified Telecommunication Services – 0.3%
Bandwidth, Inc., Class A*	14,491	241,565
IDT Corp., Class B	10,943	572,428
Iridium Communications, Inc.	30,753	536,948
Uniti Group, Inc.*(a)	85,882	525,598
Total Diversified Telecommunication Services		1,876,539
Electric Utilities – 0.4%
Otter Tail Corp.	31,450	2,577,957
Electrical Equipment – 1.3%
Allient, Inc.	8,746	391,384
American Superconductor Corp.*	6,396	379,858
Array Technologies, Inc.*(a)	130,063	1,060,014
Atkore, Inc.	46,814	2,937,110
Fluence Energy, Inc.*(a)	29,134	314,647
LSI Industries, Inc.	11,532	272,271
Net Power, Inc.*(a)	17,210	51,802
Powell Industries, Inc.	4,232	1,289,956
Shoals Technologies Group, Inc., Class A*	104,652	775,471
Thermon Group Holdings, Inc.*	15,021	401,361
Ultralife Corp.*	10,776	73,492
Vicor Corp.*	5,429	269,930
Total Electrical Equipment		8,217,296
Electronic Equipment, Instruments & Components – 2.3%
Arlo Technologies, Inc.*(a)	25,028	424,225
Bel Fuse, Inc., Class B	6,199	874,183
Benchmark Electronics, Inc.	13,654	526,362
Climb Global Solutions, Inc.	1,198	161,538
Crane NXT Co.	30,932	2,074,609
CTS Corp.	9,623	384,343
Daktronics, Inc.*	7,086	148,239
ePlus, Inc.	12,356	877,399
Kimball Electronics, Inc.*	12,966	387,165
Knowles Corp.*	36,713	855,780
Napco Security Technologies, Inc.	10,241	439,851
OSI Systems, Inc.*	6,667	1,661,683
PC Connection, Inc.	9,881	612,523
Powerfleet, Inc. NJ*(a)	23,378	122,501
Rogers Corp.*	4,060	326,668
ScanSource, Inc.*	12,224	537,734
TTM Technologies, Inc.*	52,968	3,050,957
Vishay Intertechnology, Inc.	51,267	784,385

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Vishay Precision Group, Inc.*	7,307	$234,189
Total Electronic Equipment, Instruments & Components		14,484,334
Energy Equipment & Services – 2.6%
Aris Water Solutions, Inc., Class A	11,348	279,842
Atlas Energy Solutions, Inc.(a)	30,425	345,932
Bristow Group, Inc.*	18,439	665,279
Core Laboratories, Inc.	15,906	196,598
DMC Global, Inc.*	8,381	70,819
Expro Group Holdings NV*	21,341	253,531
Helix Energy Solutions Group, Inc.*	25,498	167,267
Helmerich & Payne, Inc.	81,068	1,790,792
Kodiak Gas Services, Inc.	14,465	534,771
Liberty Energy, Inc.	159,054	1,962,726
Natural Gas Services Group, Inc.	6,638	185,798
Oceaneering International, Inc.*	28,791	713,441
Oil States International, Inc.*	19,723	119,521
Patterson-UTI Energy, Inc.	155,688	806,464
Ranger Energy Services, Inc., Class A	8,342	117,122
RPC, Inc.	153,455	730,446
Select Water Solutions, Inc.	33,614	359,334
Solaris Energy Infrastructure, Inc.(a)	6,357	254,089
TETRA Technologies, Inc.*	53,254	306,210
Tidewater, Inc.*	29,942	1,596,807
Valaris Ltd.*	111,662	5,445,756
Total Energy Equipment & Services		16,902,545
Entertainment – 0.4%
IMAX Corp.*	14,831	485,715
Lionsgate Studios Corp.*	50,733	350,058
Madison Square Garden Entertainment Corp.*	37,499	1,696,455
Starz Entertainment Corp.*	3,295	48,535
Total Entertainment		2,580,763
Financial Services – 2.7%
Acacia Research Corp.*	153,324	498,303
Alerus Financial Corp.	9,643	213,496
AvidXchange Holdings, Inc.*	39,021	388,259
Cantaloupe, Inc.*	14,788	156,309
Cass Information Systems, Inc.	4,129	162,394
Federal Agricultural Mortgage Corp., Class C	6,660	1,118,747
Flywire Corp.*	23,124	313,099
International Money Express, Inc.*	26,897	375,751
Marqeta, Inc., Class A*	79,310	418,757
Merchants Bancorp	54,373	1,729,061
NCR Atleos Corp.*	48,627	1,911,527
NewtekOne, Inc.	26,018	297,906
NMI Holdings, Inc.*	76,436	2,930,556
Onity Group, Inc.*	4,445	177,622
Paymentus Holdings, Inc., Class A*	13,070	399,942
Paysign, Inc.*	24,347	153,143
Repay Holdings Corp.*	89,758	469,434
Rocket Cos., Inc., Class A(a)	148,043	2,869,073
Investments	Shares	Value
Sezzle, Inc.*(a)	7,824	$622,243
UWM Holdings Corp.	147,722	899,627
Velocity Financial, Inc.*	26,990	489,599
Waterstone Financial, Inc.	8,211	128,092
Total Financial Services		16,722,940
Food Products – 0.6%
Calavo Growers, Inc.	4,541	116,885
Fresh Del Monte Produce, Inc.	28,183	978,514
J & J Snack Foods Corp.	4,625	444,416
John B Sanfilippo & Son, Inc.	5,148	330,914
Limoneira Co.	4,159	61,761
Mama’s Creations, Inc.*	9,033	94,937
Mission Produce, Inc.*	25,054	301,149
TreeHouse Foods, Inc.*	23,830	481,604
Utz Brands, Inc.	27,624	335,632
Vital Farms, Inc.*	11,879	488,821
Total Food Products		3,634,633
Gas Utilities – 0.3%
Chesapeake Utilities Corp.	7,304	983,776
Northwest Natural Holding Co.	15,516	697,134
Total Gas Utilities		1,680,910
Ground Transportation – 0.5%
ArcBest Corp.	13,404	936,537
Covenant Logistics Group, Inc.	16,130	349,376
Marten Transport Ltd.	16,712	178,150
Schneider National, Inc., Class B	29,940	633,530
Universal Logistics Holdings, Inc.	22,338	523,603
Werner Enterprises, Inc.	11,737	308,918
Total Ground Transportation		2,930,114
Health Care Equipment & Supplies – 1.7%
Artivion, Inc.*	7,754	328,304
AtriCure, Inc.*	13,837	487,754
Avanos Medical, Inc.*	29,031	335,598
Axogen, Inc.*	10,133	180,773
Bioventus, Inc., Class A*	28,876	193,181
CONMED Corp.	15,292	719,183
Electromed, Inc.*	5,654	138,806
Embecta Corp.	64,237	906,384
Enovis Corp.*	27,257	826,977
iRadimed Corp.	5,221	371,526
LeMaitre Vascular, Inc.	4,502	393,970
LivaNova PLC*	32,412	1,697,741
Neogen Corp.*(a)	40,366	230,490
Novocure Ltd.*	12,532	161,913
Omnicell, Inc.*	14,537	442,652
OraSure Technologies, Inc.*	54,369	174,525
OrthoPediatrics Corp.*	6,827	126,504
RxSight, Inc.*	7,536	67,749
Sanara Medtech, Inc.*	5,547	176,006
Semler Scientific, Inc.*(a)	4,180	125,400

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
STAAR Surgical Co.*	19,408	$521,493
Tactile Systems Technology, Inc.*	14,004	193,815
Tandem Diabetes Care, Inc.*	17,303	210,058
TransMedics Group, Inc.*	7,090	795,498
UFP Technologies, Inc.*(a)	2,006	400,398
Zimvie, Inc.*	16,329	309,271
Zynex, Inc.*(a)	20,147	29,213
Total Health Care Equipment & Supplies		10,545,182
Health Care Providers & Services – 2.2%
AdaptHealth Corp.*	137,668	1,232,129
Addus HomeCare Corp.*	6,832	806,108
Astrana Health, Inc.*	14,765	418,588
BrightSpring Health Services, Inc.*(a)	31,286	924,814
Castle Biosciences, Inc.*	6,210	141,402
Cross Country Healthcare, Inc.*	17,961	255,046
DocGo, Inc.*	87,023	118,351
Enhabit, Inc.*	25,788	206,562
InfuSystem Holdings, Inc.*	15,548	161,077
National Research Corp.	17,014	217,439
NeoGenomics, Inc.*	21,633	167,007
Owens & Minor, Inc.*	80,532	386,554
PACS Group, Inc.*	60,537	831,173
Pediatrix Medical Group, Inc.*	67,954	1,138,229
Pennant Group, Inc.*	11,693	294,897
Premier, Inc., Class A	95,349	2,650,702
Privia Health Group, Inc.*	20,912	520,709
Progyny, Inc.*	40,278	866,783
Select Medical Holdings Corp.	66,798	857,686
Surgery Partners, Inc.*(a)	48,518	1,049,929
Talkspace, Inc.*	68,715	189,653
U.S. Physical Therapy, Inc.	4,467	379,472
Total Health Care Providers & Services		13,814,310
Health Care REITs – 0.3%
LTC Properties, Inc.	21,399	788,767
National Health Investors, Inc.	13,938	1,108,071
Total Health Care REITs		1,896,838
Health Care Technology – 0.4%
Certara, Inc.*	58,081	709,750
Definitive Healthcare Corp.*	96,309	391,015
GoodRx Holdings, Inc., Class A*	154,606	653,983
Health Catalyst, Inc.*	31,699	90,342
HealthStream, Inc.	8,555	241,593
Phreesia, Inc.*	13,916	327,304
Total Health Care Technology		2,413,987
Hotel & Resort REITs – 0.6%
DiamondRock Hospitality Co.	49,465	393,742
Park Hotels & Resorts, Inc.	171,935	1,905,040
RLJ Lodging Trust	36,282	261,230
Summit Hotel Properties, Inc.	20,200	110,898
Investments	Shares	Value
Sunstone Hotel Investors, Inc.	104,813	$982,098
Xenia Hotels & Resorts, Inc.	18,085	248,126
Total Hotel & Resort REITs		3,901,134
Hotels, Restaurants & Leisure – 2.1%
Accel Entertainment, Inc.*	55,414	613,433
BJ’s Restaurants, Inc.*	6,556	200,155
Cheesecake Factory, Inc.(a)	25,199	1,376,873
Dave & Buster’s Entertainment, Inc.*(a)	24,329	441,815
Denny’s Corp.*	35,771	187,082
Dine Brands Global, Inc.	20,662	510,765
El Pollo Loco Holdings, Inc.*	16,208	157,218
First Watch Restaurant Group, Inc.*	11,977	187,320
Golden Entertainment, Inc.	9,500	224,010
Krispy Kreme, Inc.	29,698	114,931
Marriott Vacations Worldwide Corp.	23,466	1,561,897
Monarch Casino & Resort, Inc.	8,327	881,330
Papa John’s International, Inc.	14,655	705,638
Portillo’s, Inc., Class A*(a)	20,154	129,993
Potbelly Corp.*	7,565	128,908
Pursuit Attractions and Hospitality, Inc.*	3,844	139,076
RCI Hospitality Holdings, Inc.(a)	6,479	197,674
Red Rock Resorts, Inc., Class A	26,975	1,647,094
Rush Street Interactive, Inc.*	16,750	343,040
Sabre Corp.*	444,331	813,126
Target Hospitality Corp.*	109,611	929,501
United Parks & Resorts, Inc.*(a)	33,462	1,729,985
Xponential Fitness, Inc., Class A*	6,196	48,267
Total Hotels, Restaurants & Leisure		13,269,131
Household Durables – 2.0%
Beazer Homes USA, Inc.*	33,708	827,531
Century Communities, Inc.	31,479	1,994,824
Cricut, Inc., Class A(a)	74,584	469,133
Dream Finders Homes, Inc., Class A*(a)	55,316	1,433,791
Ethan Allen Interiors, Inc.	16,514	486,503
Flexsteel Industries, Inc.	2,033	94,230
Green Brick Partners, Inc.*	41,108	3,036,237
Hamilton Beach Brands Holding Co., Class A	12,398	178,159
Helen of Troy Ltd.*	19,394	488,729
Hooker Furnishings Corp.	3,314	33,637
La-Z-Boy, Inc.	22,610	775,975
Legacy Housing Corp.*	17,447	479,967
LGI Homes, Inc.*	14,723	761,326
Lifetime Brands, Inc.	9,369	36,258
Lovesac Co.*	3,242	54,887
Smith Douglas Homes Corp.*	12,088	213,474
Sonos, Inc.*	82,610	1,305,238
Total Household Durables		12,669,899
Household Products – 0.5%
Central Garden & Pet Co., Class A*	33,976	1,003,311
Energizer Holdings, Inc.	50,752	1,263,217
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Spectrum Brands Holdings, Inc.(a)	11,584	$608,508
Total Household Products		2,875,036
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class C	36,838	1,040,674
Montauk Renewables, Inc.*	54,516	109,577
Total Independent Power & Renewable Electricity Producers		1,150,251
Industrial REITs – 0.2%
Innovative Industrial Properties, Inc.	12,103	648,479
LXP Industrial Trust	51,684	463,088
Plymouth Industrial REIT, Inc.	8,048	179,712
Total Industrial REITs		1,291,279
Insurance – 2.8%
American Coastal Insurance Corp.	51,749	589,421
AMERISAFE, Inc.	6,922	303,460
Baldwin Insurance Group, Inc.*	14,492	408,819
Bowhead Specialty Holdings, Inc.*	6,909	186,819
Brighthouse Financial, Inc.*	94,834	5,033,789
Crawford & Co., Class A	22,671	242,580
Donegal Group, Inc., Class A	9,502	184,244
Employers Holdings, Inc.	15,595	662,476
Genworth Financial, Inc.*	76,844	683,912
Goosehead Insurance, Inc., Class A	4,308	320,601
Hagerty, Inc., Class A*	17,942	216,022
HCI Group, Inc.	9,849	1,890,319
Heritage Insurance Holdings, Inc.*	44,215	1,113,334
Horace Mann Educators Corp.	19,663	888,178
Oscar Health, Inc., Class A*(a)	36,107	683,505
Palomar Holdings, Inc.*	8,889	1,037,791
ProAssurance Corp.*	15,165	363,808
Safety Insurance Group, Inc.	4,766	336,908
Skyward Specialty Insurance Group, Inc.*	17,316	823,549
Stewart Information Services Corp.	6,515	477,680
United Fire Group, Inc.	13,431	408,571
Universal Insurance Holdings, Inc.	21,035	553,220
Total Insurance		17,409,006
Interactive Media & Services – 1.3%
Angi, Inc.*	11,138	181,104
Cargurus, Inc.*	34,578	1,287,339
Cars.com, Inc.*	56,195	686,703
EverQuote, Inc., Class A*	7,998	182,914
Getty Images Holdings, Inc.*(a)	136,308	269,890
MediaAlpha, Inc., Class A*	12,603	143,422
QuinStreet, Inc.*	10,216	158,042
Shutterstock, Inc.	36,148	753,686
Teads Holding Co.*	11,873	19,590
TripAdvisor, Inc.*	112,825	1,834,534
Vimeo, Inc.*	39,932	309,473
Yelp, Inc.*	24,788	773,386
Investments	Shares	Value
Ziff Davis, Inc.*	43,449	$1,655,407
ZipRecruiter, Inc., Class A*	17,220	72,668
Total Interactive Media & Services		8,328,158
IT Services – 0.3%
Commerce.com, Inc., Series 1*	22,473	112,141
DigitalOcean Holdings, Inc.*(a)	37,188	1,270,342
Grid Dynamics Holdings, Inc.*	16,075	123,938
Hackett Group, Inc.	11,503	218,672
Unisys Corp.*	40,379	157,478
Total IT Services		1,882,571
Leisure Products – 0.4%
Funko, Inc., Class A*	10,174	34,999
JAKKS Pacific, Inc.	11,089	207,697
Latham Group, Inc.*	32,387	246,465
Marine Products Corp.	15,580	138,195
MasterCraft Boat Holdings, Inc.*	5,892	126,442
Outdoor Holding Co.*	40,931	60,578
Smith & Wesson Brands, Inc.	20,767	204,140
Sturm Ruger & Co., Inc.	6,318	274,643
YETI Holdings, Inc.*	43,997	1,459,820
Total Leisure Products		2,752,979
Life Sciences Tools & Services – 0.2%
10X Genomics, Inc., Class A*(a)	22,244	260,032
Azenta, Inc.*	8,586	246,590
Cytek Biosciences, Inc.*	36,967	128,276
Fortrea Holdings, Inc.*	16,744	140,984
Lifecore Biomedical, Inc.*	24,403	179,606
Mesa Laboratories, Inc.	4,647	311,395
Niagen Bioscience, Inc.*	20,499	191,256
Total Life Sciences Tools & Services		1,458,139
Machinery – 3.5%
Alamo Group, Inc.	4,890	933,501
Albany International Corp., Class A	11,984	638,747
Astec Industries, Inc.	10,451	503,007
Atmus Filtration Technologies, Inc.	38,670	1,743,630
Blue Bird Corp.*	23,277	1,339,591
Columbus McKinnon Corp.	16,229	232,724
Douglas Dynamics, Inc.	9,486	296,532
Energy Recovery, Inc.*	11,707	180,522
Enerpac Tool Group Corp.	15,683	643,003
Gorman-Rupp Co.	8,713	404,370
Graham Corp.*	2,296	126,050
Greenbrier Cos., Inc.	19,022	878,246
Helios Technologies, Inc.	11,280	588,026
Hillman Solutions Corp.*	73,717	676,722
Hyster-Yale, Inc.	20,731	764,145
Kennametal, Inc.	32,656	683,490
L B Foster Co., Class A*	12,336	332,455
Lindsay Corp.	4,193	589,368

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Manitowoc Co., Inc.*	12,243	$122,552
Mayville Engineering Co., Inc.*	9,021	124,129
Miller Industries, Inc.	7,482	302,423
Park-Ohio Holdings Corp.	11,553	245,386
Proto Labs, Inc.*	8,507	425,605
REV Group, Inc.	23,198	1,314,631
Standex International Corp.	3,242	686,980
Tennant Co.	12,592	1,020,708
Terex Corp.(a)	66,327	3,402,575
Trinity Industries, Inc.	41,165	1,154,267
Worthington Enterprises, Inc.	27,965	1,551,778
Total Machinery		21,905,163
Marine Transportation – 0.1%
Genco Shipping & Trading Ltd.	40,845	727,041
Media – 1.6%
AMC Networks, Inc., Class A*	52,186	430,013
Cable One, Inc.(a)	5,024	889,499
DoubleVerify Holdings, Inc.*	57,542	689,353
EW Scripps Co., Class A*	105,297	259,031
Gray Media, Inc.	142,920	826,077
Ibotta, Inc., Class A*	4,547	126,634
Integral Ad Science Holding Corp.*	31,668	322,063
John Wiley & Sons, Inc., Class A	27,446	1,110,740
Magnite, Inc.*	43,812	954,225
PubMatic, Inc., Class A*	10,250	84,870
Scholastic Corp.	13,574	371,656
Stagwell, Inc.*	73,303	412,696
TechTarget, Inc.*	15,202	88,324
TEGNA, Inc.	175,573	3,569,399
Total Media		10,134,580
Metals & Mining – 1.5%
Alpha Metallurgical Resources, Inc.*	13,052	2,141,703
Century Aluminum Co.*	34,646	1,017,207
Coeur Mining, Inc.*	66,859	1,254,275
Hecla Mining Co.	106,798	1,292,256
Idaho Strategic Resources, Inc.*(a)	5,511	186,217
Kaiser Aluminum Corp.	4,316	333,022
Materion Corp.	7,936	958,748
Olympic Steel, Inc.	5,536	168,571
Ramaco Resources, Inc., Class A*	20,445	678,569
Ryerson Holding Corp.	7,971	182,217
SunCoke Energy, Inc.	55,746	454,887
Worthington Steel, Inc.	24,761	752,487
Total Metals & Mining		9,420,159
Multi-Utilities – 0.6%
Avista Corp.	43,042	1,627,418
Northwestern Energy Group, Inc.	33,954	1,990,044
Unitil Corp.	6,676	319,513
Total Multi-Utilities		3,936,975
Office REITs – 0.3%
Easterly Government Properties, Inc.	7,666	175,781
Investments	Shares	Value
Empire State Realty Trust, Inc., Class A	54,024	$413,824
Highwoods Properties, Inc.	37,470	1,192,296
Postal Realty Trust, Inc., Class A	5,916	92,822
Total Office REITs		1,874,723
Oil, Gas & Consumable Fuels – 4.2%
Amplify Energy Corp.*	63,971	335,848
Berry Corp.	93,739	354,333
Centrus Energy Corp., Class A*(a)	8,158	2,529,551
Crescent Energy Co., Class A	106,572	950,622
Dorian LPG Ltd.	69,797	2,079,950
Evolution Petroleum Corp.	12,002	57,850
Excelerate Energy, Inc., Class A	6,677	168,194
Granite Ridge Resources, Inc.	104,188	563,657
Gulfport Energy Corp.*	13,206	2,390,022
HighPeak Energy, Inc.(a)	122,512	866,160
International Seaways, Inc.	79,224	3,650,642
Kinetik Holdings, Inc.(a)	22,215	949,469
Par Pacific Holdings, Inc.*	65,442	2,317,956
Peabody Energy Corp.	194,823	5,166,706
REX American Resources Corp.*	27,043	828,057
Riley Exploration Permian, Inc.	24,270	657,960
Ring Energy, Inc.*(a)	305,592	333,095
SandRidge Energy, Inc.	24,444	275,728
VAALCO Energy, Inc.	132,404	532,264
Vitesse Energy, Inc.	14,555	338,113
World Kinect Corp.	36,652	951,119
Total Oil, Gas & Consumable Fuels		26,297,296
Passenger Airlines – 0.1%
Allegiant Travel Co.*(a)	3,046	185,105
Frontier Group Holdings, Inc.*(a)	36,899	162,909
Sun Country Airlines Holdings, Inc.*	27,638	326,405
Total Passenger Airlines		674,419
Personal Care Products – 0.5%
Edgewell Personal Care Co.	32,837	668,561
Herbalife Ltd.*	158,355	1,336,516
Medifast, Inc.*(a)	12,758	174,402
Nature’s Sunshine Products, Inc.*	8,178	126,923
Nu Skin Enterprises, Inc., Class A	45,497	554,608
USANA Health Sciences, Inc.*	11,383	313,602
Total Personal Care Products		3,174,612
Pharmaceuticals – 2.4%
Amneal Pharmaceuticals, Inc.*	179,772	1,799,518
Amphastar Pharmaceuticals, Inc.*(a)	40,114	1,069,038
ANI Pharmaceuticals, Inc.*	15,124	1,385,358
Biote Corp., Class A*	34,946	104,838
Collegium Pharmaceutical, Inc.*	49,416	1,729,066
Harmony Biosciences Holdings, Inc.*	32,154	886,164
Harrow, Inc.*(a)	6,865	330,756
Innoviva, Inc.*	37,309	680,889
Ligand Pharmaceuticals, Inc.*	8,202	1,452,902
Pacira BioSciences, Inc.*(a)	62,316	1,605,883

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Phibro Animal Health Corp., Class A	24,912	$1,007,940
SIGA Technologies, Inc.	117,708	1,077,028
Supernus Pharmaceuticals, Inc.*	44,173	2,111,028
Total Pharmaceuticals		15,240,408
Professional Services – 2.5%
Asure Software, Inc.*	13,065	107,133
Barrett Business Services, Inc.	9,191	407,345
CRA International, Inc.	2,088	435,411
CSG Systems International, Inc.	17,253	1,110,748
DLH Holdings Corp.*	7,982	45,098
First Advantage Corp.*(a)	55,623	856,038
Forrester Research, Inc.*	12,180	129,108
Franklin Covey Co.*	5,088	98,758
Heidrick & Struggles International, Inc.	10,539	524,526
Huron Consulting Group, Inc.*	7,407	1,087,125
ICF International, Inc.	8,365	776,272
Innodata, Inc.*(a)	4,638	357,451
Insperity, Inc.	15,901	782,329
Kelly Services, Inc., Class A	47,405	621,954
Kforce, Inc.	7,552	226,409
Legalzoom.com, Inc.*	91,156	946,199
ManpowerGroup, Inc.	31,992	1,212,497
Mistras Group, Inc.*	17,089	168,156
RCM Technologies, Inc.*	6,343	168,407
Resolute Holdings Management, Inc.*	2,657	191,703
Resources Connection, Inc.	22,682	114,544
UL Solutions, Inc., Class A	46,370	3,285,778
Upwork, Inc.*	64,182	1,191,860
Willdan Group, Inc.*	6,495	628,001
Total Professional Services		15,472,850
Real Estate Management & Development – 1.1%
Cushman & Wakefield PLC*	96,556	1,537,171
eXp World Holdings, Inc.(a)	27,919	297,616
Forestar Group, Inc.*	57,499	1,528,898
Newmark Group, Inc., Class A	132,909	2,478,753
RE/MAX Holdings, Inc., Class A*	15,141	142,780
RMR Group, Inc., Class A	13,105	206,142
St. Joe Co.	11,712	579,510
Star Holdings*	11,977	98,571
Total Real Estate Management & Development		6,869,441
Residential REITs – 0.1%
NexPoint Residential Trust, Inc.	8,174	263,366
UMH Properties, Inc.	13,086	194,327
Veris Residential, Inc.	16,513	250,998
Total Residential REITs		708,691
Retail REITs – 0.8%
Acadia Realty Trust	21,409	431,391
Alexander’s, Inc.	3,065	718,712
CBL & Associates Properties, Inc.	8,510	260,236
Getty Realty Corp.	15,879	426,034
Investments	Shares	Value
InvenTrust Properties Corp.	13,414	$383,909
Saul Centers, Inc.	8,998	286,766
SITE Centers Corp.	80,439	724,755
Urban Edge Properties	95,585	1,956,625
Whitestone REIT	12,576	154,433
Total Retail REITs		5,342,861
Semiconductors & Semiconductor Equipment – 1.8%
ACM Research, Inc., Class A*(a)	70,397	2,754,635
Aehr Test Systems*(a)	14,833	446,622
Alpha & Omega Semiconductor Ltd.*	3,936	110,050
Axcelis Technologies, Inc.*	23,928	2,336,330
CEVA, Inc.*	3,858	101,890
Diodes, Inc.*	9,548	508,049
Everspin Technologies, Inc.*	8,996	83,753
FormFactor, Inc.*	16,690	607,850
Ichor Holdings Ltd.*	5,350	93,732
PDF Solutions, Inc.*	7,554	195,044
Penguin Solutions, Inc.*(a)	27,637	726,300
Photronics, Inc.*	41,719	957,451
QuickLogic Corp.*(a)	5,346	32,397
SkyWater Technology, Inc.*(a)	10,165	189,679
Synaptics, Inc.*	10,055	687,159
Ultra Clean Holdings, Inc.*	10,681	291,057
Veeco Instruments, Inc.*(a)	31,978	973,090
Total Semiconductors & Semiconductor Equipment		11,095,088
Software – 3.4%
8x8, Inc.*	116,745	247,499
A10 Networks, Inc.	28,267	513,046
Adeia, Inc.	73,072	1,227,610
Alarm.com Holdings, Inc.*	15,768	836,965
Amplitude, Inc., Class A*	16,123	172,839
AudioEye, Inc.*	3,206	44,435
AvePoint, Inc.*	30,006	450,390
Braze, Inc., Class A*	13,277	377,598
Cerence, Inc.*(a)	58,812	732,798
Clear Secure, Inc., Class A	30,784	1,027,570
Consensus Cloud Solutions, Inc.*	30,479	895,168
Expensify, Inc., Class A*	45,070	83,380
Five9, Inc.*	32,752	792,598
I3 Verticals, Inc., Class A*	8,491	275,618
Jamf Holding Corp.*	36,945	395,312
JFrog Ltd.*	19,748	934,673
Klaviyo, Inc., Class A*	29,096	805,668
LiveRamp Holdings, Inc.*	27,481	745,834
Mitek Systems, Inc.*	31,411	306,886
N-able, Inc.*	73,935	576,693
ON24, Inc.*	12,093	69,172
OneSpan, Inc.	22,596	359,050
Ooma, Inc.*	9,006	107,982
PagerDuty, Inc.*	28,143	464,922

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
Progress Software Corp.*	24,176	$1,062,052
PROS Holdings, Inc.*	7,671	175,743
Rapid7, Inc.*	34,402	645,038
Red Violet, Inc.	2,977	155,548
ReposiTrak, Inc.	4,559	67,564
Rimini Street, Inc.*	150,273	703,278
RingCentral, Inc., Class A*	69,563	1,971,415
SEMrush Holdings, Inc., Class A*	22,543	159,604
Sprinklr, Inc., Class A*	99,742	770,008
Sprout Social, Inc., Class A*	8,523	110,117
Teradata Corp.*	62,262	1,339,256
Verint Systems, Inc.*	56,640	1,146,960
Vertex, Inc., Class A*(a)	14,153	350,853
Viant Technology, Inc., Class A*	3,261	28,142
Weave Communications, Inc.*	12,457	83,213
WM Technology, Inc.*	45,029	52,234
Xperi, Inc.*	26,059	168,862
Yext, Inc.*	37,405	318,691
Total Software		21,752,284
Specialized REITs – 1.1%
EPR Properties	32,217	1,868,908
Farmland Partners, Inc.	13,227	143,910
Four Corners Property Trust, Inc.	27,481	670,536
National Storage Affiliates Trust	41,221	1,245,699
Outfront Media, Inc.	100,269	1,836,928
PotlatchDeltic Corp.	14,234	580,035
Safehold, Inc.	42,718	661,702
Total Specialized REITs		7,007,718
Specialty Retail – 3.3%
1-800-Flowers.com, Inc., Class A*(a)	10,886	50,075
Academy Sports & Outdoors, Inc.	84,040	4,203,681
American Eagle Outfitters, Inc.	145,800	2,494,638
Arko Corp.	28,096	128,399
Buckle, Inc.	30,396	1,783,029
Build-A-Bear Workshop, Inc.	10,206	665,533
Caleres, Inc.	32,890	428,886
Designer Brands, Inc., Class A	14,281	50,555
Destination XL Group, Inc.*	13,597	17,812
Genesco, Inc.*	2,135	61,894
Guess?, Inc.	76,491	1,278,165
Haverty Furniture Cos., Inc.	9,151	200,681
J Jill, Inc.	13,205	226,466
Monro, Inc.	9,028	162,233
National Vision Holdings, Inc.*	33,090	965,897
OneWater Marine, Inc., Class A*(a)	6,527	103,388
RealReal, Inc.*(a)	73,421	780,465
Revolve Group, Inc.*	9,750	207,675
Sally Beauty Holdings, Inc.*	106,738	1,737,695
Shoe Carnival, Inc.	18,223	378,856
Sonic Automotive, Inc., Class A	24,062	1,830,877
Tile Shop Holdings, Inc.*	10,521	63,652
Investments	Shares	Value
Upbound Group, Inc.	47,625	$1,125,379
Victoria’s Secret & Co.*	33,500	909,190
Warby Parker, Inc., Class A*	17,461	481,574
Winmark Corp.	822	409,167
Total Specialty Retail		20,745,862
Technology Hardware, Storage & Peripherals – 0.3%
CompoSecure, Inc., Class A*	33,360	694,555
CPI Card Group, Inc.*	7,086	107,282
Diebold Nixdorf, Inc.*	6,596	376,170
Immersion Corp.	48,891	358,860
Turtle Beach Corp.*	5,657	89,946
Total Technology Hardware, Storage & Peripherals		1,626,813
Textiles, Apparel & Luxury Goods – 1.7%
Carter’s, Inc.	31,750	895,985
Figs, Inc., Class A*	31,067	207,838
G-III Apparel Group Ltd.*	50,446	1,342,368
Hanesbrands, Inc.*	104,486	688,563
Lakeland Industries, Inc.	2,854	42,239
Levi Strauss & Co., Class A	149,208	3,476,547
Movado Group, Inc.	14,907	282,786
Oxford Industries, Inc.	13,308	539,506
Rocky Brands, Inc.	6,278	187,022
Steven Madden Ltd.	35,457	1,187,100
Superior Group of Cos., Inc.	7,072	75,812
Under Armour, Inc., Class A*(a)	217,161	1,083,633
Vera Bradley, Inc.*	12,165	24,452
Wolverine World Wide, Inc.	13,828	379,440
Total Textiles, Apparel & Luxury Goods		10,413,291
Tobacco – 0.3%
Turning Point Brands, Inc.	6,449	637,548
Universal Corp.	18,403	1,028,176
Total Tobacco		1,665,724
Trading Companies & Distributors – 1.2%
BlueLinx Holdings, Inc.*	4,873	356,119
Distribution Solutions Group, Inc.*	7,868	236,669
DNOW, Inc.*	51,437	784,414
DXP Enterprises, Inc.*	8,080	962,086
Global Industrial Co.	19,288	707,291
Hudson Technologies, Inc.*	42,384	420,873
Karat Packaging, Inc.	7,890	198,907
McGrath RentCorp	15,155	1,777,682
MRC Global, Inc.*	47,936	691,237
Newpark Resources, Inc.*	24,576	277,955
Titan Machinery, Inc.*	20,908	350,000
Transcat, Inc.*	1,971	144,277
Total Trading Companies & Distributors		6,907,510
Water Utilities – 0.6%
American States Water Co.	10,616	778,365
Artesian Resources Corp., Class A	5,008	163,236

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025
Investments	Shares	Value
California Water Service Group	34,163	$1,567,740
H2O America	13,852	674,592
Middlesex Water Co.	5,355	289,813
York Water Co.	5,045	153,469
Total Water Utilities		3,627,215
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*(a)	61,589	529,050
Spok Holdings, Inc.	8,060	139,035
Total Wireless Telecommunication Services		668,085
Total United States		603,177,000
Bahamas – 0.1%
Diversified Consumer Services – 0.1%
OneSpaWorld Holdings Ltd.	32,681	690,876
Bermuda – 0.4%
Insurance – 0.4%
Hamilton Insurance Group Ltd., Class B*	98,217	2,435,782
Ghana – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Kosmos Energy Ltd.*	780,253	1,295,220
Hong Kong – 0.2%
Distributors – 0.2%
GigaCloud Technology, Inc., Class A*(a)	47,866	1,359,394
Ireland – 0.2%
Biotechnology – 0.0%
Prothena Corp. PLC*	19,010	185,538
Commercial Services & Supplies – 0.2%
Cimpress PLC*	15,911	1,003,029
Total Ireland		1,188,567
Philippines – 0.1%
Professional Services – 0.1%
TaskUS, Inc., Class A*	30,143	538,053
Puerto Rico – 0.9%
Banks – 0.7%
First BanCorp	120,715	2,661,766
OFG Bancorp	35,141	1,528,282
Total Banks		4,190,048
Financial Services – 0.2%
EVERTEC, Inc.	45,868	1,549,421
Total Puerto Rico		5,739,469
Singapore – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Kulicke & Soffa Industries, Inc.	9,111	370,271
Sweden – 0.4%
Insurance – 0.4%
SiriusPoint Ltd.*	147,468	2,667,696
Investments	Shares	Value
Switzerland – 0.6%
Automobile Components – 0.6%
Garrett Motion, Inc.	274,286	$3,735,775
United Kingdom – 0.4%
Professional Services – 0.4%
WNS Holdings Ltd.*	33,718	2,571,672
TOTAL COMMON STOCKS (COST: $592,300,013)		625,769,775
WARRANTS – 0.0%
United States – 0.0%
OmniAb, Inc.*^ (Cost: $0)	5,124	0
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree U.S. MidCap Fund(a)(b) (Cost: $901,630)	13,613	897,233
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c) (Cost: $657,965)	657,965	657,965
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%
United States – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(c)	10,881,491	10,881,491
WisdomTree Government Money Market Digital Fund, 3.97%(b)(c)	3,100,000	3,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $13,981,491)		13,981,491
TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $607, 841,099)		641,306,464
Other Liabilities less Assets – (2.3)%		(14,339,261)
NET ASSETS – 100.0%		$626,967,203

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,669,742 and the total market value of the collateral held by the Fund was $46,088,799. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,107,308.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2025.

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Fund (EES) September 30, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$28,800,000	$25,700,000	$—	$—	$3,100,000	$—	$34,664
WisdomTree U.S. MidCap Fund	—	901,630	—	—	(4,397)	897,233	3,131	—
Total	$—	$29,701,630	$25,700,000	$—	$(4,397)	$3,997,233	$3,131	$34,664

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$18,581,904	$—	$43,584*	$18,625,488
Other	607,144,287	—	—	607,144,287
Warrants	—	—	0*	0
Exchange-Traded Fund	897,233	—	—	897,233
Mutual Fund	—	657,965	—	657,965
Investment of Cash Collateral for Securities Loaned	—	13,981,491	—	13,981,491
Total Investments in Securities	$626,623,424	$14,639,456	$43,584	$641,306,464

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.6%
Aerospace & Defense – 0.7%
Cadre Holdings, Inc.(a)	25,047	$914,466
VSE Corp.	8,174	1,358,846
Total Aerospace & Defense		2,273,312
Air Freight & Logistics – 0.3%
Hub Group, Inc., Class A	36,611	1,260,883
Automobile Components – 3.0%
LCI Industries	59,526	5,544,847
Patrick Industries, Inc.	35,430	3,664,525
Standard Motor Products, Inc.	45,555	1,859,555
Total Automobile Components		11,068,927
Automobiles – 1.3%
Harley-Davidson, Inc.	164,941	4,601,854
Banks – 11.7%
Bankwell Financial Group, Inc.	11,911	527,062
Capital Bancorp, Inc.	14,004	446,727
Chemung Financial Corp.	7,166	376,358
Community Financial System, Inc.	84,240	4,939,834
ConnectOne Bancorp, Inc.	92,798	2,302,318
Dime Community Bancshares, Inc.	72,277	2,156,023
Farmers National Banc Corp.	75,786	1,092,076
First Bancorp/Southern Pines NC	46,288	2,448,172
Five Star Bancorp	29,279	942,784
Flushing Financial Corp.	80,275	1,108,598
German American Bancorp, Inc.	42,914	1,685,233
Hanmi Financial Corp.	71,138	1,756,397
Hanover Bancorp, Inc.	6,681	149,988
Hope Bancorp, Inc.	300,793	3,239,541
Investar Holding Corp.	11,305	262,389
Live Oak Bancshares, Inc.	20,009	704,717
MainStreet Bancshares, Inc.	7,727	160,953
Midland States Bancorp, Inc.	58,927	1,010,009
MVB Financial Corp.	23,674	593,270
NBT Bancorp, Inc.	87,008	3,633,454
Northeast Bank	3,278	328,324
Northrim BanCorp, Inc.	38,995	844,632
OP Bancorp	16,954	236,000
Orange County Bancorp, Inc.	12,438	313,562
Pathward Financial, Inc.	10,975	812,260
PCB Bancorp	19,043	399,903
Peapack-Gladstone Financial Corp.	7,650	211,140
Plumas Bancorp	8,255	356,121
Towne Bank	120,667	4,171,458
Unity Bancorp, Inc.	7,391	361,198
WesBanco, Inc.	149,988	4,789,117
West BanCorp, Inc.	22,771	462,707
Total Banks		42,822,325
Investments	Shares	Value
Building Products – 0.9%
Apogee Enterprises, Inc.	15,852	$690,672
Griffon Corp.	26,105	1,987,896
Quanex Building Products Corp.	31,407	446,607
Total Building Products		3,125,175
Capital Markets – 5.1%
Federated Hermes, Inc.	137,748	7,153,254
PJT Partners, Inc., Class A	10,936	1,943,655
Victory Capital Holdings, Inc., Class A	102,277	6,623,458
Virtus Investment Partners, Inc.	15,392	2,924,942
Total Capital Markets		18,645,309
Chemicals – 4.0%
AdvanSix, Inc.	32,835	636,342
Hawkins, Inc.	9,040	1,651,789
HB Fuller Co.	38,242	2,266,986
Innospec, Inc.	20,127	1,552,999
Kronos Worldwide, Inc.	137,581	789,715
Minerals Technologies, Inc.	14,164	879,868
Northern Technologies International Corp.	13,495	104,046
Sensient Technologies Corp.	53,710	5,040,684
Stepan Co.	27,825	1,327,252
Valhi, Inc.	22,495	354,971
Total Chemicals		14,604,652
Commercial Services & Supplies – 3.1%
Acme United Corp.	3,464	142,648
Brady Corp., Class A	33,705	2,630,001
Brink’s Co.	27,282	3,188,175
Ennis, Inc.	71,990	1,315,977
HNI Corp.	66,513	3,116,134
Interface, Inc.	25,829	747,491
Vestis Corp.	68,821	311,759
Total Commercial Services & Supplies		11,452,185
Construction & Engineering – 2.1%
Argan, Inc.	8,230	2,222,512
Granite Construction, Inc.	19,166	2,101,552
Primoris Services Corp.	23,461	3,221,899
Total Construction & Engineering		7,545,963
Consumer Finance – 1.0%
Nelnet, Inc., Class A	15,983	2,003,949
PROG Holdings, Inc.	26,049	842,946
Regional Management Corp.	18,763	731,006
Total Consumer Finance		3,577,901
Consumer Staples Distribution & Retail – 0.5%
Andersons, Inc.	33,503	1,333,754
Natural Grocers by Vitamin Cottage, Inc.	14,977	599,080
Total Consumer Staples Distribution & Retail		1,932,834
See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2025
Investments	Shares	Value
Containers & Packaging – 1.4%
Greif, Inc., Class A	47,157	$2,818,102
Myers Industries, Inc.	96,546	1,635,489
TriMas Corp.	17,898	691,579
Total Containers & Packaging		5,145,170
Distributors – 0.3%
A-Mark Precious Metals, Inc.	37,622	973,281
Diversified Consumer Services – 1.8%
Carriage Services, Inc.	10,754	478,983
Perdoceo Education Corp.	75,816	2,855,230
Strategic Education, Inc.	35,478	3,051,463
Total Diversified Consumer Services		6,385,676
Diversified Telecommunication Services – 0.8%
IDT Corp., Class B	10,688	559,089
Iridium Communications, Inc.	131,156	2,289,984
Total Diversified Telecommunication Services		2,849,073
Electrical Equipment – 1.9%
Allient, Inc.	7,258	324,796
Atkore, Inc.	29,718	1,864,507
EnerSys	24,262	2,740,636
LSI Industries, Inc.	18,169	428,970
Powell Industries, Inc.	4,873	1,485,339
Total Electrical Equipment		6,844,248
Electronic Equipment, Instruments & Components – 3.0%
Advanced Energy Industries, Inc.	16,211	2,758,139
Bel Fuse, Inc., Class B	4,381	617,809
Climb Global Solutions, Inc.	1,956	263,747
Crane NXT Co.(a)	35,658	2,391,582
CTS Corp.	13,281	530,443
Napco Security Technologies, Inc.	27,701	1,189,758
PC Connection, Inc.	11,337	702,781
Vishay Intertechnology, Inc.	160,199	2,451,045
Total Electronic Equipment, Instruments & Components		10,905,304
Energy Equipment & Services – 4.3%
Archrock, Inc.	276,480	7,274,189
Cactus, Inc., Class A	31,866	1,257,751
Core Laboratories, Inc.	21,056	260,252
Liberty Energy, Inc.	175,313	2,163,363
Ranger Energy Services, Inc., Class A	17,208	241,600
RPC, Inc.	324,246	1,543,411
Select Water Solutions, Inc.	120,071	1,283,559
Solaris Energy Infrastructure, Inc.	37,204	1,487,044
Total Energy Equipment & Services		15,511,169
Financial Services – 3.8%
Cass Information Systems, Inc.	22,997	904,472
NewtekOne, Inc.	73,596	842,674
UWM Holdings Corp.	271,662	1,654,422
Investments	Shares	Value
Walker & Dunlop, Inc.	48,634	$4,066,775
Western Union Co.	813,449	6,499,457
Total Financial Services		13,967,800
Food Products – 0.3%
John B Sanfilippo & Son, Inc.	19,491	1,252,881
Gas Utilities – 1.0%
Chesapeake Utilities Corp.	26,699	3,596,088
Ground Transportation – 0.9%
ArcBest Corp.	11,226	784,361
Covenant Logistics Group, Inc.	10,557	228,665
Marten Transport Ltd.	70,010	746,306
Werner Enterprises, Inc.	52,876	1,391,696
Total Ground Transportation		3,151,028
Health Care Equipment & Supplies – 0.7%
CONMED Corp.	20,443	961,434
iRadimed Corp.	8,733	621,440
LeMaitre Vascular, Inc.	10,148	888,052
Total Health Care Equipment & Supplies		2,470,926
Health Care Providers & Services – 0.8%
National Research Corp.	36,162	462,150
Select Medical Holdings Corp.	191,452	2,458,244
Total Health Care Providers & Services		2,920,394
Hotel & Resort REITs – 0.3%
DiamondRock Hospitality Co.	158,650	1,262,854
Hotels, Restaurants & Leisure – 3.9%
Cheesecake Factory, Inc.	65,084	3,556,190
Marriott Vacations Worldwide Corp.	66,164	4,403,876
Monarch Casino & Resort, Inc.	15,558	1,646,659
RCI Hospitality Holdings, Inc.(a)	4,012	122,406
Red Rock Resorts, Inc., Class A	71,719	4,379,162
Total Hotels, Restaurants & Leisure		14,108,293
Household Durables – 1.5%
Century Communities, Inc.	22,475	1,424,241
Ethan Allen Interiors, Inc.	69,780	2,055,719
Flexsteel Industries, Inc.	3,813	176,732
Hamilton Beach Brands Holding Co., Class A	15,057	216,369
La-Z-Boy, Inc.	48,789	1,674,438
Total Household Durables		5,547,499
Household Products – 2.0%
Energizer Holdings, Inc.	133,531	3,323,587
Spectrum Brands Holdings, Inc.	33,390	1,753,977
WD-40 Co.	10,489	2,072,626
Total Household Products		7,150,190
Insurance – 2.2%
Crawford & Co., Class A	45,277	484,464
HCI Group, Inc.	8,421	1,616,242
Safety Insurance Group, Inc.	37,645	2,661,125

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2025
Investments	Shares	Value
Stewart Information Services Corp.	44,724	$3,279,164
Total Insurance		8,040,995
IT Services – 0.1%
Hackett Group, Inc.	23,649	449,567
Leisure Products – 3.7%
Acushnet Holdings Corp.	42,940	3,370,361
Clarus Corp.	54,369	190,291
Escalade, Inc.	19,514	245,291
Polaris, Inc.	133,299	7,748,671
Smith & Wesson Brands, Inc.	101,819	1,000,881
Sturm Ruger & Co., Inc.	19,058	828,451
Total Leisure Products		13,383,946
Machinery – 7.3%
Alamo Group, Inc.	5,333	1,018,070
Albany International Corp., Class A	23,979	1,278,081
Astec Industries, Inc.	18,809	905,277
Douglas Dynamics, Inc.	63,207	1,975,851
Enerpac Tool Group Corp.	23,745	973,545
Enpro, Inc.	9,024	2,039,424
ESCO Technologies, Inc.	11,592	2,447,187
Gorman-Rupp Co.	28,126	1,305,328
Helios Technologies, Inc.	14,616	761,932
JBT Marel Corp.	14,319	2,011,103
Kennametal, Inc.	133,342	2,790,848
Lindsay Corp.	7,387	1,038,317
Miller Industries, Inc.	7,418	299,835
REV Group, Inc.	22,024	1,248,100
Standex International Corp.	5,211	1,104,211
Terex Corp.	49,529	2,540,838
Worthington Enterprises, Inc.	49,967	2,772,669
Total Machinery		26,510,616
Media – 1.9%
Scholastic Corp.	51,148	1,400,432
TEGNA, Inc.	265,533	5,398,286
Total Media		6,798,718
Metals & Mining – 1.8%
Materion Corp.	9,268	1,119,667
Olympic Steel, Inc.	10,111	307,880
Ramaco Resources, Inc., Class A*	105,509	3,501,844
Warrior Met Coal, Inc.	24,180	1,538,815
Total Metals & Mining		6,468,206
Oil, Gas & Consumable Fuels – 2.5%
Core Natural Resources, Inc.	25,494	2,128,239
HighPeak Energy, Inc.(a)	85,074	601,473
Peabody Energy Corp.	99,573	2,640,676
Riley Exploration Permian, Inc.	59,084	1,601,767
SandRidge Energy, Inc.	89,137	1,005,466
Investments	Shares	Value
VAALCO Energy, Inc.	304,995	$1,226,080
Total Oil, Gas & Consumable Fuels		9,203,701
Paper & Forest Products – 0.6%
Sylvamo Corp.	49,919	2,207,418
Personal Care Products – 1.4%
Inter Parfums, Inc.	41,615	4,094,084
Nu Skin Enterprises, Inc., Class A	94,892	1,156,733
Total Personal Care Products		5,250,817
Professional Services – 5.1%
Barrett Business Services, Inc.	11,895	527,186
CRA International, Inc.	4,267	889,798
CSG Systems International, Inc.	37,486	2,413,349
Heidrick & Struggles International, Inc.	16,565	824,440
HireQuest, Inc.	12,653	121,722
Insperity, Inc.	65,731	3,233,965
Kforce, Inc.	28,019	840,010
Korn Ferry	60,033	4,201,109
ManpowerGroup, Inc.	134,769	5,107,745
Resources Connection, Inc.	93,043	469,867
Total Professional Services		18,629,191
Real Estate Management & Development – 1.1%
Newmark Group, Inc., Class A	73,004	1,361,525
RMR Group, Inc., Class A	41,565	653,817
St. Joe Co.	40,444	2,001,169
Total Real Estate Management & Development		4,016,511
Retail REITs – 0.4%
SITE Centers Corp.	143,903	1,296,566
Software – 0.8%
A10 Networks, Inc.	60,600	1,099,890
Adeia, Inc.	98,678	1,657,790
ReposiTrak, Inc.	7,991	118,427
Total Software		2,876,107
Specialty Retail – 4.3%
Academy Sports & Outdoors, Inc.	39,031	1,952,331
American Eagle Outfitters, Inc.	288,835	4,941,967
Arko Corp.	121,528	555,383
Build-A-Bear Workshop, Inc.	17,762	1,158,260
Caleres, Inc.	18,585	242,348
Haverty Furniture Cos., Inc.	42,563	933,407
Shoe Carnival, Inc.	25,977	540,062
Sonic Automotive, Inc., Class A	27,639	2,103,051
Upbound Group, Inc.	143,614	3,393,599
Total Specialty Retail		15,820,408
Technology Hardware, Storage & Peripherals – 0.1%
Immersion Corp.	40,637	298,276

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2025
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 2.3%
Carter’s, Inc.	95,620	$2,698,396
Lakeland Industries, Inc.(a)	3,123	46,220
Movado Group, Inc.	42,618	808,463
Oxford Industries, Inc.	31,425	1,273,970
Rocky Brands, Inc.	13,469	401,242
Steven Madden Ltd.	80,497	2,695,040
Superior Group of Cos., Inc.	34,194	366,560
Total Textiles, Apparel & Luxury Goods		8,289,891
Tobacco – 0.2%
Turning Point Brands, Inc.	7,642	755,488
Trading Companies & Distributors – 1.4%
Global Industrial Co.	68,694	2,519,009
McGrath RentCorp	23,302	2,733,325
Total Trading Companies & Distributors		5,252,334
Total United States		362,501,950
Puerto Rico – 0.2%
Financial Services – 0.2%
EVERTEC, Inc.	28,556	964,622
TOTAL COMMON STOCKS (COST: $382,417,120)		363,466,572
Investments	Shares	Value
MUTUAL FUND – 0.2%
United States – 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $706,701)	706,701	$706,701
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $1,770,162)	1,770,162	1,770,162
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $384,893,983)		365,943,435
Other Liabilities less Assets – (0.5)%		(1,935,714)
NET ASSETS – 100.0%		$364,007,721

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,741,102 and the total market value of the collateral held by the Fund was $1,770,162.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$7,100,000	$7,100,000	$—	$—	$—^	$6,658

^     As of September 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$363,466,572	$—	$—	$363,466,572
Mutual Fund	—	706,701	—	706,701
Investment of Cash Collateral for Securities Loaned	—	1,770,162	—	1,770,162
Total Investments in Securities	$363,466,572	$2,476,863	$—	$365,943,435

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 97.8%
Aerospace & Defense – 2.2%
AeroVironment, Inc.*	295	$92,893
Byrna Technologies, Inc.*	261	5,784
Cadre Holdings, Inc.(a)	437	15,955
Hexcel Corp.(a)	875	54,862
VSE Corp.	227	37,737
Total Aerospace & Defense		207,231
Automobile Components – 2.7%
Dorman Products, Inc.*	343	53,467
Lear Corp.	624	62,781
Modine Manufacturing Co.*(a)	590	83,874
Visteon Corp.	317	37,996
XPEL, Inc.*	319	10,549
Total Automobile Components		248,667
Beverages – 0.7%
National Beverage Corp.*	988	36,477
Vita Coco Co., Inc.*	655	27,818
Total Beverages		64,295
Biotechnology – 4.5%
ACADIA Pharmaceuticals, Inc.*	1,919	40,952
ADMA Biologics, Inc.*	2,584	37,881
Agios Pharmaceuticals, Inc.*(a)	606	24,325
Arcturus Therapeutics Holdings, Inc.*	325	5,990
Catalyst Pharmaceuticals, Inc.*	1,297	25,551
Keros Therapeutics, Inc.*	441	6,977
Kiniksa Pharmaceuticals International PLC*	444	17,241
Krystal Biotech, Inc.*	308	54,371
MiMedx Group, Inc.*	1,699	11,859
Protagonist Therapeutics, Inc.*(a)	617	40,987
PTC Therapeutics, Inc.*	828	50,814
Sarepta Therapeutics, Inc.*(a)	1,009	19,443
Stoke Therapeutics, Inc.*(a)	540	12,690
Veracyte, Inc.*(a)	855	29,352
Vericel Corp.*(a)	528	16,616
Voyager Therapeutics, Inc.*	560	2,615
Zymeworks, Inc.*	724	12,366
Total Biotechnology		410,030
Broadline Retail – 0.3%
Savers Value Village, Inc.*(a)	1,720	22,790
Building Products – 1.0%
American Woodmark Corp.*	182	12,150
Apogee Enterprises, Inc.	208	9,063
AZZ, Inc.	326	35,576
Gibraltar Industries, Inc.*	340	21,352
Janus International Group, Inc.*	1,630	16,088
Total Building Products		94,229
Investments	Shares	Value
Capital Markets – 2.9%
Acadian Asset Management, Inc.	417	$20,083
Cohen & Steers, Inc.	553	36,282
Federated Hermes, Inc.	875	45,439
Perella Weinberg Partners(a)	690	14,711
PJT Partners, Inc., Class A	270	47,987
StoneX Group, Inc.*(a)	540	54,497
Victory Capital Holdings, Inc., Class A	719	46,562
Total Capital Markets		265,561
Chemicals – 1.2%
Cabot Corp.	606	46,086
Hawkins, Inc.(a)	232	42,391
Innospec, Inc.	293	22,608
Total Chemicals		111,085
Commercial Services & Supplies – 1.7%
Brady Corp., Class A	493	38,469
Brink’s Co.	484	56,560
CECO Environmental Corp.*	400	20,480
Ennis, Inc.	294	5,374
HNI Corp.	541	25,346
Vestis Corp.	1,448	6,559
Total Commercial Services & Supplies		152,788
Communications Equipment – 0.9%
Calix, Inc.*	733	44,984
Clearfield, Inc.*(a)	159	5,467
Digi International, Inc.*	403	14,693
Harmonic, Inc.*	1,278	13,010
Total Communications Equipment		78,154
Construction & Engineering – 3.4%
Arcosa, Inc.	535	50,135
Argan, Inc.	144	38,887
Bowman Consulting Group Ltd.*	197	8,345
Construction Partners, Inc., Class A*(a)	525	66,675
Granite Construction, Inc.	487	53,399
Limbach Holdings, Inc.*(a)	123	11,946
NWPX Infrastructure, Inc.*	112	5,928
Primoris Services Corp.	591	81,162
Total Construction & Engineering		316,477
Construction Materials – 0.4%
U.S. Lime & Minerals, Inc.	312	41,044
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*(a)	169	9,900
Dave, Inc.*	127	25,317
Enova International, Inc.*	290	33,376
EZCORP, Inc., Class A*(a)	597	11,367
NerdWallet, Inc., Class A*	500	5,380
World Acceptance Corp.*	62	10,487
Total Consumer Finance		95,827

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2025
Investments	Shares	Value
Consumer Staples Distribution & Retail – 1.1%
Chefs’ Warehouse, Inc.*(a)	471	$27,474
Grocery Outlet Holding Corp.*(a)	1,103	17,703
Natural Grocers by Vitamin Cottage, Inc.	272	10,880
PriceSmart, Inc.	339	41,083
Total Consumer Staples Distribution & Retail		97,140
Containers & Packaging – 0.5%
Sonoco Products Co.	1,139	49,080
Diversified Consumer Services – 2.4%
Coursera, Inc.*	1,716	20,094
Frontdoor, Inc.*	818	55,043
Graham Holdings Co., Class B	37	43,560
Laureate Education, Inc.*	1,668	52,609
Mister Car Wash, Inc.*	3,966	21,139
Udemy, Inc.*	1,582	11,090
Universal Technical Institute, Inc.*	602	19,595
Total Diversified Consumer Services		223,130
Diversified Telecommunication Services – 0.3%
Bandwidth, Inc., Class A*	299	4,985
Cogent Communications Holdings, Inc.(a)	529	20,287
Total Diversified Telecommunication Services		25,272
Electrical Equipment – 1.5%
EnerSys	435	49,138
Fluence Energy, Inc.*(a)	1,433	15,476
LSI Industries, Inc.	337	7,957
Powell Industries, Inc.(a)	129	39,320
Shoals Technologies Group, Inc., Class A*	1,646	12,197
Thermon Group Holdings, Inc.*	373	9,967
Total Electrical Equipment		134,055
Electronic Equipment, Instruments & Components – 1.8%
Bel Fuse, Inc., Class B	137	19,320
Climb Global Solutions, Inc.	55	7,416
Daktronics, Inc.*	558	11,673
ePlus, Inc.	296	21,019
Napco Security Technologies, Inc.	399	17,137
Novanta, Inc.*	410	41,062
OSI Systems, Inc.*	185	46,109
Total Electronic Equipment, Instruments & Components		163,736
Energy Equipment & Services – 4.7%
Archrock, Inc.	1,945	51,173
Aris Water Solutions, Inc., Class A	338	8,335
Atlas Energy Solutions, Inc.(a)	1,204	13,689
Cactus, Inc., Class A	702	27,708
Core Laboratories, Inc.	544	6,724
Helmerich & Payne, Inc.(a)	1,054	23,283
Innovex International, Inc.*(a)	701	12,996
Liberty Energy, Inc.	1,807	22,298
Natural Gas Services Group, Inc.	142	3,975
Noble Corp. PLC(a)	1,713	48,444
NOV, Inc.	4,299	56,962
Investments	Shares	Value
Oceaneering International, Inc.*	1,113	$27,580
ProFrac Holding Corp., Class A*	1,548	5,728
Ranger Energy Services, Inc., Class A	251	3,524
RPC, Inc.(a)	2,413	11,486
Select Water Solutions, Inc.	1,120	11,973
Solaris Energy Infrastructure, Inc.	426	17,027
TETRA Technologies, Inc.*	1,462	8,406
Tidewater, Inc.*(a)	578	30,825
Valaris Ltd.*(a)	788	38,431
Total Energy Equipment & Services		430,567
Entertainment – 1.3%
Cinemark Holdings, Inc.	1,408	39,452
Eventbrite, Inc., Class A*	855	2,155
Madison Square Garden Entertainment Corp.*	451	20,403
Vivid Seats, Inc., Class A*(a)	7	117
Warner Music Group Corp., Class A	1,622	55,245
Total Entertainment		117,372
Financial Services – 3.3%
Cantaloupe, Inc.*	962	10,168
Euronet Worldwide, Inc.*(a)	485	42,588
Federal Agricultural Mortgage Corp., Class C	107	17,974
Flywire Corp.*	1,416	19,173
International Money Express, Inc.*	346	4,834
Merchants Bancorp	534	16,981
NewtekOne, Inc.(a)	350	4,007
NMI Holdings, Inc.*	882	33,816
Paymentus Holdings, Inc., Class A*	280	8,568
Payoneer Global, Inc.*	4,019	24,315
Sezzle, Inc.*(a)	345	27,438
Velocity Financial, Inc.*	366	6,639
Western Union Co.(a)	3,818	30,506
WEX, Inc.*(a)	384	60,491
Total Financial Services		307,498
Food Products – 2.4%
BRC, Inc., Class A*(a)	1,096	1,710
Cal-Maine Foods, Inc.	534	50,249
Freshpet, Inc.*(a)	549	30,255
J & J Snack Foods Corp.	228	21,908
John B Sanfilippo & Son, Inc.	102	6,557
Mama’s Creations, Inc.*(a)	417	4,383
Marzetti Company/The	306	52,874
Simply Good Foods Co.*	1,149	28,518
Vital Farms, Inc.*	513	21,110
Total Food Products		217,564
Ground Transportation – 0.1%
Heartland Express, Inc.(a)	972	8,145
Health Care Equipment & Supplies – 1.7%
Axogen, Inc.*	507	9,045
Electromed, Inc.*	97	2,381
Haemonetics Corp.*	552	26,904
See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2025
Investments	Shares	Value
Inspire Medical Systems, Inc.*	328	$24,338
iRadimed Corp.	135	9,607
LeMaitre Vascular, Inc.	249	21,790
Tactile Systems Technology, Inc.*	273	3,778
TransMedics Group, Inc.*(a)	369	41,402
UFP Technologies, Inc.*(a)	79	15,768
Total Health Care Equipment & Supplies		155,013
Health Care Providers & Services – 1.8%
Addus HomeCare Corp.*	202	23,834
Astrana Health, Inc.*(a)	528	14,969
BrightSpring Health Services, Inc.*(a)	1,937	57,258
Castle Biosciences, Inc.*	293	6,672
DocGo, Inc.*	1,242	1,689
Pennant Group, Inc.*	387	9,760
Privia Health Group, Inc.*	1,316	32,768
Progyny, Inc.*	961	20,681
Total Health Care Providers & Services		167,631
Health Care Technology – 0.1%
Definitive Healthcare Corp.*	1,239	5,030
LifeMD, Inc.*(a)	355	2,411
Total Health Care Technology		7,441
Hotels, Restaurants & Leisure – 3.2%
Accel Entertainment, Inc.*	919	10,173
Cheesecake Factory, Inc.(a)	556	30,380
Dave & Buster’s Entertainment, Inc.*(a)	366	6,647
First Watch Restaurant Group, Inc.*(a)	699	10,932
Global Business Travel Group I*(a)	5,157	41,669
Hilton Grand Vacations, Inc.*	1,103	46,117
Monarch Casino & Resort, Inc.	207	21,909
Portillo’s, Inc., Class A*(a)	600	3,870
Potbelly Corp.*	328	5,589
Pursuit Attractions and Hospitality, Inc.*	322	11,650
Rush Street Interactive, Inc.*	1,015	20,787
Sabre Corp.*	4,280	7,832
Target Hospitality Corp.*	1,129	9,574
Travel & Leisure Co.	762	45,331
Wendy’s Co.(a)	2,125	19,465
Xponential Fitness, Inc., Class A*	297	2,314
Total Hotels, Restaurants & Leisure		294,239
Household Durables – 4.9%
Cavco Industries, Inc.*	91	52,846
Century Communities, Inc.	306	19,391
Champion Homes, Inc.*	645	49,259
Dream Finders Homes, Inc., Class A*(a)	378	9,798
Green Brick Partners, Inc.*	500	36,930
Hovnanian Enterprises, Inc., Class A*	59	7,581
Installed Building Products, Inc.	303	74,738
KB Home(a)	890	56,639
Legacy Housing Corp.*	267	7,345
Lovesac Co.*(a)	186	3,149
Investments	Shares	Value
M/I Homes, Inc.*	304	$43,910
Meritage Homes Corp.	825	59,755
Tri Pointe Homes, Inc.*	939	31,898
Total Household Durables		453,239
Household Products – 0.9%
Reynolds Consumer Products, Inc.(a)	2,395	58,606
WD-40 Co.	141	27,861
Total Household Products		86,467
Insurance – 1.2%
Ambac Financial Group, Inc.*	562	4,687
Goosehead Insurance, Inc., Class A	272	20,242
HCI Group, Inc.	111	21,304
Palomar Holdings, Inc.*	283	33,040
Selectquote, Inc.*	1,931	3,785
Skyward Specialty Insurance Group, Inc.*	436	20,736
Universal Insurance Holdings, Inc.	308	8,101
Total Insurance		111,895
Interactive Media & Services – 0.9%
Cars.com, Inc.*	728	8,896
EverQuote, Inc., Class A*	348	7,959
Shutterstock, Inc.	388	8,090
TripAdvisor, Inc.*	1,439	23,398
Vimeo, Inc.*	1,732	13,423
Yelp, Inc.*	768	23,961
Total Interactive Media & Services		85,727
IT Services – 0.5%
DigitalOcean Holdings, Inc.*(a)	964	32,930
Grid Dynamics Holdings, Inc.*	962	7,417
Hackett Group, Inc.	329	6,255
Total IT Services		46,602
Leisure Products – 1.0%
Acushnet Holdings Corp.	654	51,332
JAKKS Pacific, Inc.	142	2,660
MasterCraft Boat Holdings, Inc.*	188	4,034
YETI Holdings, Inc.*(a)	910	30,194
Total Leisure Products		88,220
Life Sciences Tools & Services – 0.1%
Niagen Bioscience, Inc.*	787	7,343
Machinery – 6.0%
Alamo Group, Inc.	135	25,771
Atmus Filtration Technologies, Inc.	929	41,889
Blue Bird Corp.*	363	20,891
Douglas Dynamics, Inc.	268	8,378
Energy Recovery, Inc.*	640	9,869
ESCO Technologies, Inc.	290	61,222
Franklin Electric Co., Inc.	513	48,838
Gorman-Rupp Co.	289	13,412
Graham Corp.*	117	6,423
Greenbrier Cos., Inc.	359	16,575

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2025
Investments	Shares	Value
Hyster-Yale, Inc.	163	$6,008
Kadant, Inc.	131	38,983
Lindsay Corp.	126	17,710
Mayville Engineering Co., Inc.*	243	3,344
Miller Industries, Inc.	140	5,659
Mueller Water Products, Inc., Class A	1,768	45,119
REV Group, Inc.	505	28,618
Symbotic, Inc.*(a)	1,172	63,171
Tennant Co.	219	17,752
Terex Corp.(a)	753	38,629
Titan International, Inc.*	688	5,201
Trinity Industries, Inc.	940	26,358
Total Machinery		549,820
Media – 1.0%
DoubleVerify Holdings, Inc.*	1,753	21,001
Gray Media, Inc.	1,076	6,219
Integral Ad Science Holding Corp.*	1,797	18,276
National CineMedia, Inc.	1,111	5,011
Stagwell, Inc.*(a)	1,518	8,546
TEGNA, Inc.	1,885	38,322
Total Media		97,375
Metals & Mining – 0.9%
Alpha Metallurgical Resources, Inc.*	147	24,121
Idaho Strategic Resources, Inc.*(a)	146	4,933
Ramaco Resources, Inc., Class A*(a)	536	17,790
Warrior Met Coal, Inc.	574	36,530
Total Metals & Mining		83,374
Oil, Gas & Consumable Fuels – 6.7%
California Resources Corp.	988	52,542
Civitas Resources, Inc.(a)	1,116	36,270
CNX Resources Corp.*(a)	1,675	53,801
Core Natural Resources, Inc.(a)	622	51,925
Dorian LPG Ltd.	482	14,364
Gulfport Energy Corp.*	202	36,558
HighPeak Energy, Inc.(a)	1,134	8,017
International Seaways, Inc.(a)	538	24,791
Kinetik Holdings, Inc.(a)	661	28,251
Magnolia Oil & Gas Corp., Class A	2,118	50,557
Murphy Oil Corp.(a)	1,610	45,740
Northern Oil & Gas, Inc.(a)	1,068	26,486
Par Pacific Holdings, Inc.*	664	23,519
PBF Energy, Inc., Class A	1,394	42,057
Peabody Energy Corp.(a)	1,399	37,102
Riley Exploration Permian, Inc.	257	6,967
Ring Energy, Inc.*	2,341	2,552
SM Energy Co.	1,296	32,361
Talos Energy, Inc.*	2,046	19,621
VAALCO Energy, Inc.(a)	1,173	4,715
Vital Energy, Inc.*	381	6,435
Vitesse Energy, Inc.(a)	417	9,687
Total Oil, Gas & Consumable Fuels		614,318
Investments	Shares	Value
Paper & Forest Products – 0.2%
Sylvamo Corp.	488	$21,579
Passenger Airlines – 0.2%
Frontier Group Holdings, Inc.*(a)	2,626	11,594
Sun Country Airlines Holdings, Inc.*	607	7,168
Total Passenger Airlines		18,762
Personal Care Products – 0.4%
Inter Parfums, Inc.	358	35,220
Pharmaceuticals – 0.9%
Amphastar Pharmaceuticals, Inc.*(a)	533	14,205
ANI Pharmaceuticals, Inc.*	209	19,144
Collegium Pharmaceutical, Inc.*	358	12,526
Harmony Biosciences Holdings, Inc.*	628	17,308
Innoviva, Inc.*	645	11,771
SIGA Technologies, Inc.	788	7,210
Total Pharmaceuticals		82,164
Professional Services – 4.4%
Barrett Business Services, Inc.	288	12,764
CBIZ, Inc.*(a)	557	29,499
Concentrix Corp.(a)	761	35,120
CRA International, Inc.	76	15,848
Exponent, Inc.	563	39,117
Franklin Covey Co.*	167	3,242
Huron Consulting Group, Inc.*	179	26,272
Innodata, Inc.*(a)	276	21,271
Insperity, Inc.	392	19,286
Legalzoom.com, Inc.*	1,930	20,034
Maximus, Inc.	643	58,751
TriNet Group, Inc.	544	36,388
Upwork, Inc.*	1,549	28,765
Verra Mobility Corp.*	1,810	44,707
Willdan Group, Inc.*	151	14,600
Total Professional Services		405,664
Semiconductors & Semiconductor Equipment – 2.6%
ACM Research, Inc., Class A*(a)	641	25,082
Aehr Test Systems*	283	8,521
Axcelis Technologies, Inc.*	343	33,491
Impinj, Inc.*	315	56,936
Onto Innovation, Inc.*	549	70,942
PDF Solutions, Inc.*	429	11,077
Photronics, Inc.*	681	15,629
Veeco Instruments, Inc.*(a)	635	19,323
Total Semiconductors & Semiconductor Equipment		241,001
Software – 8.4%
Agilysys, Inc.*(a)	300	31,575
Alarm.com Holdings, Inc.*	564	29,937
Alkami Technology, Inc.*(a)	1,071	26,604
Appfolio, Inc., Class A*	250	68,915
Appian Corp., Class A*	488	14,918
AvePoint, Inc.*	1,993	29,915

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2025
Investments	Shares	Value
Bill Holdings, Inc.*	1,093	$57,896
BlackLine, Inc.*(a)	672	35,683
Braze, Inc., Class A*	973	27,672
Clear Secure, Inc., Class A	989	33,013
Five9, Inc.*	808	19,554
Freshworks, Inc., Class A*	2,560	30,131
Intapp, Inc.*	855	34,969
Jamf Holding Corp.*	1,443	15,440
JFrog Ltd.*	1,251	59,210
Klaviyo, Inc., Class A*	981	27,164
N-able, Inc.*	2,097	16,357
nCino, Inc.*(a)	1,251	33,915
PagerDuty, Inc.*	975	16,107
Progress Software Corp.*	469	20,603
SEMrush Holdings, Inc., Class A*	1,250	8,850
Sprinklr, Inc., Class A*(a)	1,447	11,171
Sprout Social, Inc., Class A*	408	5,271
Tenable Holdings, Inc.*	1,366	39,832
Vertex, Inc., Class A*(a)	718	17,799
Viant Technology, Inc., Class A*	178	1,536
Weave Communications, Inc.*	545	3,641
Workiva, Inc.*	571	49,152
Xperi, Inc.*	556	3,603
Total Software		770,433
Specialty Retail – 3.1%
Abercrombie & Fitch Co., Class A*	622	53,212
Arhaus, Inc.*	614	6,527
Asbury Automotive Group, Inc.*	216	52,801
Boot Barn Holdings, Inc.*(a)	338	56,013
Buckle, Inc.	573	33,612
Build-A-Bear Workshop, Inc.	164	10,695
J Jill, Inc.	194	3,327
Leslie’s, Inc.*	10	53
OneWater Marine, Inc., Class A*(a)	200	3,168
Revolve Group, Inc.*	410	8,733
Warby Parker, Inc., Class A*	1,169	32,241
Winmark Corp.	40	19,911
Total Specialty Retail		280,293
Technology Hardware, Storage & Peripherals – 0.3%
CompoSecure, Inc., Class A*	1,079	22,465
Immersion Corp.	384	2,818
Total Technology Hardware, Storage & Peripherals		25,283
Textiles, Apparel & Luxury Goods – 1.0%
Figs, Inc., Class A*	1,588	10,624
Kontoor Brands, Inc.	636	50,734
Oxford Industries, Inc.	149	6,040
Steven Madden Ltd.(a)	845	28,291
Total Textiles, Apparel & Luxury Goods		95,689
Investments	Shares	Value
Tobacco – 0.2%
Turning Point Brands, Inc.	192	$18,981
Trading Companies & Distributors – 2.8%
Distribution Solutions Group, Inc.*	556	16,724
DNOW, Inc.*	1,205	18,376
DXP Enterprises, Inc.*	184	21,909
Herc Holdings, Inc.	348	40,598
Hudson Technologies, Inc.*	506	5,025
McGrath RentCorp	273	32,023
MSC Industrial Direct Co., Inc., Class A	635	58,509
Rush Enterprises, Inc., Class A	873	46,679
Titan Machinery, Inc.*(a)	293	4,905
Transcat, Inc.*	116	8,491
Total Trading Companies & Distributors		253,239
Wireless Telecommunication Services – 0.1%
Gogo, Inc.*(a)	1,428	12,267
Total United States		8,991,016
Bahamas – 0.3%
Diversified Consumer Services – 0.3%
OneSpaWorld Holdings Ltd.	1,179	24,924
Hong Kong – 0.1%
Distributors – 0.1%
GigaCloud Technology, Inc., Class A*(a)	361	10,252
Israel – 0.1%
Interactive Media & Services – 0.1%
Taboola.com Ltd.*	3,328	11,349
Japan – 0.6%
Semiconductors & Semiconductor Equipment – 0.6%
Allegro MicroSystems, Inc.*(a)	1,891	55,217
Puerto Rico – 0.2%
Financial Services – 0.2%
EVERTEC, Inc.	725	24,491
Switzerland – 0.4%
Automobile Components – 0.4%
Garrett Motion, Inc.	2,511	34,200
United Kingdom – 0.4%
Professional Services – 0.4%
WNS Holdings Ltd.*	483	36,838
TOTAL COMMON STOCKS (COST: $8,513,206)		9,188,287

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2025
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $6,169)	6,169	$6,169
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
United States – 3.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $333,290)	333,290	333,290
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $8,852,665)		9,527,746
Other Liabilities less Assets – (3.6)%		(334,613)
NET ASSETS – 100.0%		$9,193,133

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,348,577 and the total market value of the collateral held by the Fund was $2,410,617. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,077,327.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,188,287	$—	$—	$9,188,287
Mutual Fund	—	6,169	—	6,169
Investment of Cash Collateral for Securities Loaned	—	333,290	—	333,290
Total Investments in Securities	$9,188,287	$339,459	$—	$9,527,746

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.7%
Aerospace & Defense – 2.2%
BWX Technologies, Inc.	2,508	$462,400
Curtiss-Wright Corp.	213	115,646
General Dynamics Corp.	10,480	3,573,680
General Electric Co.	12,124	3,647,142
HEICO Corp., Class A	1,203	305,670
HEICO Corp.	321	103,625
Hexcel Corp.	2,645	165,842
Howmet Aerospace, Inc.	4,490	881,073
L3Harris Technologies, Inc.	6,896	2,106,107
Lockheed Martin Corp.	16,987	8,480,080
Moog, Inc., Class A	496	103,004
Northrop Grumman Corp.	4,632	2,822,370
RTX Corp.	54,102	9,052,888
Textron, Inc.	2,337	197,453
Woodward, Inc.	1,167	294,913
Total Aerospace & Defense		32,311,893
Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	5,146	681,330
Expeditors International of Washington, Inc.	3,587	439,730
FedEx Corp.	9,240	2,178,885
Total Air Freight & Logistics		3,299,945
Automobile Components – 0.1%
BorgWarner, Inc.	5,662	248,902
Dana, Inc.	9,936	199,117
Gentex Corp.	11,993	339,402
LCI Industries	2,271	211,544
Lear Corp.	3,043	306,156
Patrick Industries, Inc.	1,972	203,964
Phinia, Inc.	2,923	168,014
Standard Motor Products, Inc.	2,927	119,480
Total Automobile Components		1,796,579
Automobiles – 0.1%
General Motors Co.	20,039	1,221,778
Harley-Davidson, Inc.	5,077	141,648
Thor Industries, Inc.(a)	2,550	264,410
Winnebago Industries, Inc.	3,342	111,756
Total Automobiles		1,739,592
Banks – 9.9%
1st Source Corp.	2,746	169,043
Associated Banc-Corp.	13,686	351,867
Atlantic Union Bankshares Corp.	11,905	420,127
Banc of California, Inc.	10,699	177,068
BancFirst Corp.	1,952	246,830
Bank of America Corp.	341,377	17,611,639
Bank of Hawaii Corp.	3,706	243,262
Bank OZK	8,586	437,714
BankUnited, Inc.	4,895	186,793
Investments	Shares	Value
Banner Corp.	2,751	$180,190
Beacon Financial Corp.	10,130	240,182
BOK Financial Corp.	2,749	306,349
Burke & Herbert Financial Services Corp.	1,887	116,409
Byline Bancorp, Inc.	6,540	181,354
Cadence Bank	15,927	597,900
Capitol Federal Financial, Inc.	20,505	130,207
Cathay General Bancorp	5,124	246,003
Citigroup, Inc.	117,791	11,955,786
Citizens Financial Group, Inc.	31,681	1,684,162
City Holding Co.	1,596	197,697
Columbia Banking System, Inc.	28,085	722,908
Comerica, Inc.	10,916	747,964
Commerce Bancshares, Inc.	5,146	307,525
Community Financial System, Inc.	3,789	222,187
Community Trust Bancorp, Inc.	2,454	137,301
Cullen/Frost Bankers, Inc.(a)	5,108	647,541
CVB Financial Corp.	11,521	217,862
Dime Community Bancshares, Inc.	716	21,358
East West Bancorp, Inc.	8,454	899,928
Eastern Bankshares, Inc.	24,098	437,379
Enterprise Financial Services Corp.	2,671	154,865
Fifth Third Bancorp	41,672	1,856,488
First Bancorp/Southern Pines NC	3,127	165,387
First Busey Corp.	6,793	157,258
First Citizens BancShares, Inc., Class A	174	311,314
First Commonwealth Financial Corp.	9,579	163,322
First Financial Bancorp	11,718	295,880
First Financial Bankshares, Inc.	5,635	189,618
First Hawaiian, Inc.	12,178	302,380
First Horizon Corp.	26,834	606,717
First Interstate BancSystem, Inc., Class A	8,016	255,470
First Merchants Corp.	4,896	184,579
First Mid Bancshares, Inc.	3,453	130,800
FNB Corp.	24,204	389,926
Fulton Financial Corp.	13,757	256,293
Glacier Bancorp, Inc.	4,983	242,523
Hancock Whitney Corp.	4,620	289,258
Heritage Financial Corp.	5,331	128,957
Hilltop Holdings, Inc.	4,995	166,933
Home BancShares, Inc.	14,661	414,906
Hope Bancorp, Inc.	18,468	198,900
Horizon Bancorp, Inc.	9,973	159,668
Huntington Bancshares, Inc.	99,547	1,719,177
Independent Bank Corp.	3,616	250,119
International Bancshares Corp.	4,217	289,919
JPMorgan Chase & Co.	168,416	53,123,459
Lakeland Financial Corp.	2,305	147,981
M&T Bank Corp.	8,309	1,642,025
MidWestOne Financial Group, Inc.	5,129	145,099
National Bank Holdings Corp., Class A	3,478	134,390
NBT Bancorp, Inc.	3,679	153,635

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Northwest Bancshares, Inc.(a)	16,662	$206,442
OceanFirst Financial Corp.	8,262	145,163
Old National Bancorp(a)	14,316	314,236
Park National Corp.	1,013	164,643
Peoples Bancorp, Inc.	5,164	154,868
Pinnacle Financial Partners, Inc.	1,628	152,690
PNC Financial Services Group, Inc.	23,267	4,675,038
Preferred Bank	1,541	139,291
Prosperity Bancshares, Inc.	5,459	362,205
Provident Financial Services, Inc.	15,054	290,241
Regions Financial Corp.	68,114	1,796,166
Renasant Corp.	8,745	322,603
Republic Bancorp, Inc., Class A	2,117	152,953
S&T Bancorp, Inc.	4,160	156,374
Seacoast Banking Corp. of Florida	6,519	198,373
ServisFirst Bancshares, Inc.	1,575	126,835
Shore Bancshares, Inc.	10,434	171,222
Simmons First National Corp., Class A	11,380	218,155
Southstate Bank Corp.	3,742	369,972
Stellar Bancorp, Inc.	5,306	160,984
Stock Yards Bancorp, Inc.	2,332	163,217
Synovus Financial Corp.	8,808	432,297
Tompkins Financial Corp.	1,903	125,998
Towne Bank	7,563	261,453
TriCo Bancshares	3,349	148,729
Truist Financial Corp.	116,319	5,318,105
Trustmark Corp.	4,810	190,476
U.S. Bancorp	114,677	5,542,339
UMB Financial Corp.	3,111	368,187
United Bankshares, Inc.	7,929	295,038
United Community Banks, Inc.	8,684	272,243
Valley National Bancorp	41,611	441,077
WaFd, Inc.	5,917	179,226
Washington Trust Bancorp, Inc.	5,910	170,799
Webster Financial Corp.	9,691	576,033
Wells Fargo & Co.	143,944	12,065,386
WesBanco, Inc.	10,405	332,232
Westamerica BanCorp	2,980	148,970
Western Alliance Bancorp	3,967	344,018
Wintrust Financial Corp.	1,514	200,514
WSFS Financial Corp.	2,464	132,884
Zions Bancorp NA	9,392	531,399
Total Banks		143,188,855
Beverages – 2.8%
Brown-Forman Corp., Class A(a)	6,529	175,695
Brown-Forman Corp., Class B(a)	14,294	387,082
Coca-Cola Co.	257,399	17,070,702
Coca-Cola Consolidated, Inc.	1,550	181,598
Constellation Brands, Inc., Class A	8,768	1,180,787
Keurig Dr. Pepper, Inc.	73,373	1,871,745
Investments	Shares	Value
Molson Coors Beverage Co., Class B	10,981	$496,890
PepsiCo, Inc.	130,385	18,311,269
Primo Brands Corp.	11,894	262,857
Total Beverages		39,938,625
Biotechnology – 3.5%
AbbVie, Inc.	123,240	28,534,990
Amgen, Inc.	32,002	9,030,964
Gilead Sciences, Inc.	118,825	13,189,575
Regeneron Pharmaceuticals, Inc.	910	511,666
Total Biotechnology		51,267,195
Broadline Retail – 0.2%
Dillard’s, Inc., Class A	1,065	654,421
eBay, Inc.	16,276	1,480,302
Macy’s, Inc.	26,949	483,196
Total Broadline Retail		2,617,919
Building Products – 0.3%
AAON, Inc.(a)	947	88,488
Advanced Drainage Systems, Inc.	1,140	158,118
AO Smith Corp.	4,475	328,510
Armstrong World Industries, Inc.	1,454	284,999
Carlisle Cos., Inc.	1,165	383,238
Carrier Global Corp.	17,153	1,024,034
Fortune Brands Innovations, Inc.	3,652	194,980
Griffon Corp.	1,496	113,920
Lennox International, Inc.	815	431,428
Masco Corp.	9,076	638,860
Owens Corning	2,318	327,904
Simpson Manufacturing Co., Inc.	897	150,212
UFP Industries, Inc.	1,764	164,916
Zurn Elkay Water Solutions Corp.(a)	4,228	198,843
Total Building Products		4,488,450
Capital Markets – 5.9%
Ameriprise Financial, Inc.	3,129	1,537,121
Ares Management Corp., Class A	8,070	1,290,312
Bank of New York Mellon Corp.	33,346	3,633,380
BGC Group, Inc., Class A	8,272	78,253
Blackrock, Inc.	8,294	9,669,726
Blackstone, Inc.	26,077	4,455,255
Blue Owl Capital, Inc.(a)	32,536	550,835
Carlyle Group, Inc.(a)	19,336	1,212,367
Cboe Global Markets, Inc.	3,331	816,928
Charles Schwab Corp.	41,945	4,004,489
CME Group, Inc.	33,210	8,973,010
Cohen & Steers, Inc.	3,524	231,210
Evercore, Inc., Class A	1,417	477,982
FactSet Research Systems, Inc.	621	177,910
Federated Hermes, Inc.	8,298	430,915
Goldman Sachs Group, Inc.	12,316	9,807,847
Hamilton Lane, Inc., Class A	1,588	214,047

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Houlihan Lokey, Inc.	2,261	$464,229
Interactive Brokers Group, Inc., Class A	5,624	386,987
Intercontinental Exchange, Inc.	18,293	3,082,005
Jefferies Financial Group, Inc.	8,009	523,949
KKR & Co., Inc.	10,214	1,327,309
Lazard, Inc.	9,185	484,784
LPL Financial Holdings, Inc.	806	268,148
MarketAxess Holdings, Inc.	658	114,657
Moelis & Co., Class A	5,236	373,432
Moody’s Corp.	3,535	1,684,357
Morgan Stanley	89,926	14,294,637
Morningstar, Inc.	606	140,598
MSCI, Inc.	1,590	902,182
Nasdaq, Inc.	12,205	1,079,532
Northern Trust Corp.	16,172	2,176,751
Piper Sandler Cos.	370	128,386
PJT Partners, Inc., Class A	254	45,143
Raymond James Financial, Inc.	4,642	801,209
S&P Global, Inc.	6,485	3,156,314
SEI Investments Co.	3,499	296,890
State Street Corp.	18,522	2,148,737
StepStone Group, Inc., Class A	3,355	219,115
Stifel Financial Corp.	3,500	397,145
T Rowe Price Group, Inc.	16,564	1,700,129
TPG, Inc.	4,647	266,970
Tradeweb Markets, Inc., Class A	1,726	191,552
Victory Capital Holdings, Inc., Class A(a)	5,873	380,336
Virtu Financial, Inc., Class A	7,341	260,606
Virtus Investment Partners, Inc.	807	153,354
Total Capital Markets		85,011,030
Chemicals – 1.0%
Air Products & Chemicals, Inc.	9,095	2,480,388
Ashland, Inc.	2,934	140,568
Avient Corp.	5,206	171,538
Balchem Corp.	574	86,134
Cabot Corp.	2,399	182,444
CF Industries Holdings, Inc.	7,226	648,172
Corteva, Inc.	14,300	967,109
DuPont de Nemours, Inc.	13,905	1,083,200
Eastman Chemical Co.	7,049	444,440
Ecolab, Inc.	7,073	1,937,012
Element Solutions, Inc.	10,426	262,422
FMC Corp.	9,236	310,607
HB Fuller Co.	2,482	147,133
Huntsman Corp.	11,715	105,201
Innospec, Inc.	1,298	100,154
International Flavors & Fragrances, Inc.	8,621	530,536
NewMarket Corp.	592	490,300
Olin Corp.	3,451	86,241
PPG Industries, Inc.	14,069	1,478,793
Investments	Shares	Value
Quaker Chemical Corp.	1,259	$165,873
RPM International, Inc.	4,980	587,042
Scotts Miracle-Gro Co.	4,213	239,930
Sensient Technologies Corp.	2,472	231,997
Sherwin-Williams Co.	5,013	1,735,801
Stepan Co.	2,883	137,519
Total Chemicals		14,750,554
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	3,223	148,645
Brady Corp., Class A	2,566	200,225
Brink’s Co.	1,433	167,460
Cintas Corp.	8,250	1,693,395
Deluxe Corp.	5,765	111,610
Ennis, Inc.	7,865	143,772
HNI Corp.	3,933	184,261
MillerKnoll, Inc.	6,556	116,303
MSA Safety, Inc.	1,428	245,716
Pitney Bowes, Inc.(a)	16,760	191,232
Republic Services, Inc.	6,256	1,435,627
Rollins, Inc.	18,620	1,093,739
Steelcase, Inc., Class A	9,032	155,350
Tetra Tech, Inc.	3,376	112,691
Veralto Corp.	2,454	261,621
Waste Management, Inc.	10,354	2,286,474
Total Commercial Services & Supplies		8,548,121
Communications Equipment – 1.1%
Cisco Systems, Inc.	199,103	13,622,627
Motorola Solutions, Inc.	3,998	1,828,246
Ubiquiti, Inc.	1,340	885,177
Total Communications Equipment		16,336,050
Construction & Engineering – 0.1%
AECOM	2,075	270,725
Argan, Inc.	496	133,945
Comfort Systems USA, Inc.	386	318,520
EMCOR Group, Inc.	357	231,886
Granite Construction, Inc.	582	63,816
Quanta Services, Inc.	1,789	741,397
Valmont Industries, Inc.	543	210,537
Total Construction & Engineering		1,970,826
Construction Materials – 0.1%
Eagle Materials, Inc.	581	135,396
Martin Marietta Materials, Inc.	775	488,467
Vulcan Materials Co.	1,882	578,941
Total Construction Materials		1,202,804
Consumer Finance – 0.7%
American Express Co.	12,555	4,170,269
Bread Financial Holdings, Inc.	2,369	132,119
Capital One Financial Corp.	17,682	3,758,840
See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
FirstCash Holdings, Inc.	1,664	$263,611
Navient Corp.	13,897	182,745
OneMain Holdings, Inc.	11,618	655,952
SLM Corp.	10,538	291,692
Synchrony Financial	11,931	847,698
Total Consumer Finance		10,302,926
Consumer Staples Distribution & Retail – 2.4%
Albertsons Cos., Inc., Class A	28,446	498,090
Andersons, Inc.	3,040	121,022
Casey’s General Stores, Inc.	623	352,194
Costco Wholesale Corp.	5,816	5,383,464
Kroger Co.	28,751	1,938,105
PriceSmart, Inc.	2,131	258,256
Sysco Corp.	34,288	2,823,274
Target Corp.	30,024	2,693,153
Walmart, Inc.	199,353	20,545,320
Weis Markets, Inc.(a)	1,781	128,001
Total Consumer Staples Distribution & Retail		34,740,879
Containers & Packaging – 0.3%
AptarGroup, Inc.	1,979	264,513
Avery Dennison Corp.	2,922	473,861
Ball Corp.	7,106	358,285
Crown Holdings, Inc.	2,186	211,146
Graphic Packaging Holding Co.	13,166	257,659
Greif, Inc., Class A	4,020	240,235
International Paper Co.	22,050	1,023,120
Packaging Corp. of America	3,753	817,891
Sealed Air Corp.	6,661	235,466
Silgan Holdings, Inc.	3,813	163,997
Sonoco Products Co.	9,264	399,186
Total Containers & Packaging		4,445,359
Distributors – 0.0%
Pool Corp.	938	290,846
Diversified Consumer Services – 0.1%
ADT, Inc.	49,543	431,519
H&R Block, Inc.	11,498	581,454
Matthews International Corp., Class A	3,652	88,671
Perdoceo Education Corp.	4,524	170,374
Service Corp. International	4,278	356,015
Strategic Education, Inc.	1,856	159,635
Total Diversified Consumer Services		1,787,668
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	6,957	126,548
Broadstone Net Lease, Inc.	10,603	189,476
Essential Properties Realty Trust, Inc.	3,684	109,636
WP Carey, Inc.	15,229	1,029,023
Total Diversified REITs		1,454,683
Investments	Shares	Value
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	661,415	$18,678,360
Cogent Communications Holdings, Inc.(a)	4,970	190,599
Iridium Communications, Inc.	4,989	87,108
Total Diversified Telecommunication Services		18,956,067
Electric Utilities – 4.0%
Alliant Energy Corp.	14,422	972,187
American Electric Power Co., Inc.	52,307	5,884,538
Constellation Energy Corp.	3,268	1,075,401
Duke Energy Corp.	75,007	9,282,116
Edison International	37,421	2,068,633
Entergy Corp.	26,353	2,455,836
Evergy, Inc.	20,857	1,585,549
Eversource Energy	32,008	2,277,049
Exelon Corp.	74,984	3,375,030
FirstEnergy Corp.	47,685	2,184,927
IDACORP, Inc.(a)	2,969	392,353
MGE Energy, Inc.	2,467	207,672
NextEra Energy, Inc.	104,517	7,889,988
NRG Energy, Inc.	9,489	1,536,744
OGE Energy Corp.	20,385	943,214
Otter Tail Corp.	2,824	231,483
PG&E Corp.	23,129	348,785
Pinnacle West Capital Corp.	10,727	961,783
Portland General Electric Co.	9,491	417,604
PPL Corp.	40,389	1,500,855
Southern Co.	102,162	9,681,893
TXNM Energy, Inc.	6,882	389,177
Xcel Energy, Inc.	32,163	2,593,946
Total Electric Utilities		58,256,763
Electrical Equipment – 0.5%
Acuity, Inc.	126	43,393
AMETEK, Inc.	2,888	542,944
Atkore, Inc.	1,351	84,762
Emerson Electric Co.	17,324	2,272,562
EnerSys	1,176	132,841
GE Vernova, Inc.	1,443	887,301
Hubbell, Inc.	1,307	562,415
Regal Rexnord Corp.	1,267	181,738
Rockwell Automation, Inc.	3,950	1,380,644
Vertiv Holdings Co., Class A	3,655	551,393
Total Electrical Equipment		6,639,993
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	21,053	2,605,309
Avnet, Inc.	5,399	282,260
Badger Meter, Inc.	471	84,111
CDW Corp.	3,706	590,292

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Cognex Corp.	3,509	$158,958
Corning, Inc.	37,915	3,110,167
Crane NXT Co.(a)	1,965	131,792
Jabil, Inc.	1,446	314,028
Littelfuse, Inc.	741	191,926
TD SYNNEX Corp.	2,103	344,366
Vishay Intertechnology, Inc.	5,253	80,371
Total Electronic Equipment, Instruments & Components		7,893,580
Energy Equipment & Services – 0.3%
Archrock, Inc.	11,713	308,169
Atlas Energy Solutions, Inc.(a)	7,578	86,162
Baker Hughes Co.	37,159	1,810,386
Cactus, Inc., Class A	2,147	84,742
Halliburton Co.	32,334	795,416
Helmerich & Payne, Inc.	6,802	150,256
Kodiak Gas Services, Inc.	8,039	297,202
Liberty Energy, Inc.	7,655	94,463
NOV, Inc.	15,243	201,970
Patterson-UTI Energy, Inc.	20,667	107,055
RPC, Inc.(a)	19,047	90,664
Total Energy Equipment & Services		4,026,485
Entertainment – 0.2%
Electronic Arts, Inc.	3,266	658,752
Walt Disney Co.	23,040	2,638,080
Warner Music Group Corp., Class A	4,573	155,757
Total Entertainment		3,452,589
Financial Services – 2.0%
Apollo Global Management, Inc.	11,504	1,533,138
Cannae Holdings, Inc.	6,515	119,290
Enact Holdings, Inc.	10,505	402,762
Equitable Holdings, Inc.	13,717	696,549
Federal Agricultural Mortgage Corp., Class C	647	108,683
Fidelity National Information Services, Inc.	26,303	1,734,420
Global Payments, Inc.	4,577	380,257
HA Sustainable Infrastructure Capital, Inc.	11,836	363,365
Jack Henry & Associates, Inc.	2,084	310,370
Jackson Financial, Inc., Class A	4,722	478,008
Mastercard, Inc., Class A	13,434	7,641,394
MGIC Investment Corp.	17,920	508,390
PennyMac Financial Services, Inc.	1,490	184,581
Radian Group, Inc.	10,208	369,734
TFS Financial Corp.	28,055	369,625
UWM Holdings Corp.	13,227	80,552
Visa, Inc., Class A	36,194	12,355,908
Voya Financial, Inc.	4,164	311,467
Walker & Dunlop, Inc.	1,736	145,164
Western Union Co.	34,931	279,099
Total Financial Services		28,372,756
Investments	Shares	Value
Food Products – 1.4%
Archer-Daniels-Midland Co.	35,288	$2,108,105
Cal-Maine Foods, Inc.	3,930	369,813
Campbell’s Company/The	22,018	695,328
Conagra Brands, Inc.	46,326	848,229
Flowers Foods, Inc.	28,298	369,289
General Mills, Inc.	37,157	1,873,456
Hershey Co.	8,414	1,573,839
Hormel Foods Corp.	37,247	921,491
Ingredion, Inc.	4,314	526,782
J & J Snack Foods Corp.	1,040	99,934
J M Smucker Co.	7,762	842,953
Kellanova	18,811	1,542,878
Marzetti Company/The	1,834	316,897
McCormick & Co., Inc., Non-Voting Shares	10,947	732,464
Mondelez International, Inc., Class A	110,283	6,889,379
Tyson Foods, Inc., Class A	18,113	983,536
Total Food Products		20,694,373
Gas Utilities – 0.4%
Atmos Energy Corp.	10,137	1,730,893
Chesapeake Utilities Corp.	1,939	261,164
MDU Resources Group, Inc.	17,774	316,555
National Fuel Gas Co.	9,045	835,487
New Jersey Resources Corp.	10,900	524,835
Northwest Natural Holding Co.	5,201	233,681
ONE Gas, Inc.	4,490	363,420
Southwest Gas Holdings, Inc.	7,038	551,357
Spire, Inc.	7,215	588,167
UGI Corp.(a)	21,317	709,003
Total Gas Utilities		6,114,562
Ground Transportation – 0.8%
CSX Corp.	49,334	1,751,850
JB Hunt Transport Services, Inc.	1,826	244,994
Landstar System, Inc.	906	111,039
Marten Transport Ltd.	12,374	131,907
Norfolk Southern Corp.	8,768	2,633,995
Old Dominion Freight Line, Inc.	2,567	361,382
Ryder System, Inc.	2,476	467,073
Schneider National, Inc., Class B	4,608	97,505
Union Pacific Corp.	26,145	6,179,894
Werner Enterprises, Inc.	4,205	110,676
Total Ground Transportation		12,090,315
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	62,029	8,308,164
Baxter International, Inc.	20,451	465,669
Becton Dickinson & Co.	10,383	1,943,386
Dentsply Sirona, Inc.	16,082	204,081
Embecta Corp.	4,648	65,583
GE HealthCare Technologies, Inc.	4,757	357,251

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
ResMed, Inc.	2,373	$649,562
Stryker Corp.	8,869	3,278,603
Zimmer Biomet Holdings, Inc.	3,434	338,249
Total Health Care Equipment & Supplies		15,610,548
Health Care Providers & Services – 1.2%
Cardinal Health, Inc.	7,633	1,198,076
Cencora, Inc.	3,546	1,108,231
Chemed Corp.	230	102,980
Cigna Group	8,884	2,560,813
Encompass Health Corp.	2,663	338,254
Ensign Group, Inc.	507	87,594
HCA Healthcare, Inc.	3,954	1,685,195
Labcorp Holdings, Inc.	1,886	541,395
McKesson Corp.	1,494	1,154,175
Premier, Inc., Class A	9,299	258,512
Quest Diagnostics, Inc.	3,986	759,652
Select Medical Holdings Corp.	7,339	94,233
UnitedHealth Group, Inc.	22,731	7,849,014
Universal Health Services, Inc., Class B	985	201,374
Total Health Care Providers & Services		17,939,498
Health Care REITs – 0.6%
Alexandria Real Estate Equities, Inc.	12,213	1,017,831
CareTrust REIT, Inc.	3,942	136,709
Healthcare Realty Trust, Inc.	23,653	426,464
Sabra Health Care REIT, Inc.	20,671	385,307
Ventas, Inc.	15,806	1,106,262
Welltower, Inc.	30,596	5,450,371
Total Health Care REITs		8,522,944
Hotel & Resort REITs – 0.1%
DiamondRock Hospitality Co.	18,251	145,278
Host Hotels & Resorts, Inc.	29,797	507,145
Ryman Hospitality Properties, Inc.	2,275	203,817
Total Hotel & Resort REITs		856,240
Hotels, Restaurants & Leisure – 1.7%
Aramark	5,708	219,187
Booking Holdings, Inc.	632	3,412,339
Boyd Gaming Corp.	2,650	229,092
Cheesecake Factory, Inc.(a)	4,605	251,617
Choice Hotels International, Inc.	431	46,078
Churchill Downs, Inc.	1,120	108,651
Darden Restaurants, Inc.	7,487	1,425,225
Domino’s Pizza, Inc.	902	389,402
Expedia Group, Inc.	1,825	390,094
Hilton Worldwide Holdings, Inc.	2,827	733,437
Hyatt Hotels Corp., Class A	252	35,766
Las Vegas Sands Corp.	20,562	1,106,030
Marriott International, Inc., Class A	4,858	1,265,218
Marriott Vacations Worldwide Corp.	3,101	206,403
Investments	Shares	Value
McDonald’s Corp.	31,474	$9,564,634
Papa John’s International, Inc.	3,307	159,232
Red Rock Resorts, Inc., Class A	2,923	178,478
Texas Roadhouse, Inc.	2,693	447,442
Travel & Leisure Co.	7,835	466,104
Vail Resorts, Inc.	2,688	402,044
Wendy’s Co.(a)	14,498	132,802
Wingstop, Inc.(a)	260	65,437
Wyndham Hotels & Resorts, Inc.	3,560	284,444
Wynn Resorts Ltd.	2,313	296,689
Yum! Brands, Inc.	14,918	2,267,536
Total Hotels, Restaurants & Leisure		24,083,381
Household Durables – 0.2%
Century Communities, Inc.	1,746	110,644
Ethan Allen Interiors, Inc.	4,555	134,190
Installed Building Products, Inc.	303	74,738
KB Home(a)	2,745	174,692
La-Z-Boy, Inc.(a)	3,281	112,604
Lennar Corp., Class B	856	102,711
Meritage Homes Corp.	2,152	155,869
Newell Brands, Inc.	17,946	94,037
PulteGroup, Inc.	3,265	431,405
Somnigroup International, Inc.(a)	3,712	313,033
Toll Brothers, Inc.	1,347	186,075
Whirlpool Corp.(a)	5,707	448,570
Total Household Durables		2,338,568
Household Products – 1.8%
Church & Dwight Co., Inc.	5,350	468,820
Clorox Co.	10,500	1,294,650
Colgate-Palmolive Co.	48,488	3,876,131
Energizer Holdings, Inc.(a)	6,574	163,627
Kimberly-Clark Corp.	32,632	4,057,463
Procter & Gamble Co.	102,137	15,693,350
Reynolds Consumer Products, Inc.(a)	18,775	459,424
Spectrum Brands Holdings, Inc.(a)	1,879	98,704
WD-40 Co.	643	127,057
Total Household Products		26,239,226
Independent Power & Renewable Electricity Producers – 0.1%
Clearway Energy, Inc., Class C	6,512	183,964
Clearway Energy, Inc., Class A	5,033	135,539
Vistra Corp.	3,532	691,989
Total Independent Power & Renewable Electricity Producers		1,011,492
Industrial Conglomerates – 0.6%
3M Co.	22,802	3,538,414
Honeywell International, Inc.	23,855	5,021,478
Total Industrial Conglomerates		8,559,892

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Industrial REITs – 0.5%
Americold Realty Trust, Inc.	4,229	$51,763
EastGroup Properties, Inc.	2,099	355,277
Lineage, Inc.	2,418	93,432
Prologis, Inc.	53,615	6,139,990
Rexford Industrial Realty, Inc.	6,686	274,861
Total Industrial REITs		6,915,323
Insurance – 2.7%
Aflac, Inc.	20,322	2,269,967
Allstate Corp.	13,172	2,827,370
American Financial Group, Inc.	7,650	1,114,758
American International Group, Inc.	25,776	2,024,447
AMERISAFE, Inc.	2,213	97,018
Arthur J Gallagher & Co.	3,185	986,522
Assurant, Inc.	1,891	409,590
Brown & Brown, Inc.	4,691	439,969
Cincinnati Financial Corp.	8,725	1,379,422
CNA Financial Corp.	24,395	1,133,392
CNO Financial Group, Inc.	5,297	209,496
Employers Holdings, Inc.	4,112	174,678
Erie Indemnity Co., Class A	1,537	489,012
F&G Annuities & Life, Inc.	4,742	148,282
Fidelity National Financial, Inc.	15,955	965,118
First American Financial Corp.	6,525	419,166
Globe Life, Inc.	1,280	183,001
Hanover Insurance Group, Inc.	2,206	400,676
Hartford Insurance Group, Inc.	14,528	1,937,890
Horace Mann Educators Corp.	5,527	249,654
Kemper Corp.	4,053	208,932
Kinsale Capital Group, Inc.(a)	256	108,866
Lincoln National Corp.	17,987	725,416
Loews Corp.	2,175	218,348
Marsh & McLennan Cos., Inc.	19,317	3,892,955
Mercury General Corp.	3,301	279,859
MetLife, Inc.	34,086	2,807,664
Old Republic International Corp.	22,236	944,363
Primerica, Inc.	1,420	394,178
Principal Financial Group, Inc.	15,548	1,289,085
Progressive Corp.	6,446	1,591,840
Prudential Financial, Inc.	28,159	2,921,215
Reinsurance Group of America, Inc.	2,330	447,663
RLI Corp.	1,864	121,570
Ryan Specialty Holdings, Inc.(a)	1,547	87,189
Safety Insurance Group, Inc.	1,854	131,059
Selective Insurance Group, Inc.	2,187	177,300
Stewart Information Services Corp.	2,471	181,174
Travelers Cos., Inc.	10,035	2,801,973
Unum Group	11,246	874,714
WR Berkley Corp.	6,640	508,757
Total Insurance		38,573,548
Investments	Shares	Value
Interactive Media & Services – 3.0%
Alphabet, Inc., Class A	58,085	$14,120,463
Alphabet, Inc., Class C	54,458	13,263,246
Meta Platforms, Inc., Class A	20,816	15,286,854
Shutterstock, Inc.	2,509	52,313
Total Interactive Media & Services		42,722,876
IT Services – 1.0%
Cognizant Technology Solutions Corp., Class A	13,406	899,140
International Business Machines Corp.	47,534	13,412,194
VeriSign, Inc.	2,370	662,581
Total IT Services		14,973,915
Leisure Products – 0.1%
Acushnet Holdings Corp.	2,676	210,039
Brunswick Corp.(a)	3,205	202,684
Hasbro, Inc.	10,770	816,905
Polaris, Inc.(a)	6,329	367,905
Smith & Wesson Brands, Inc.	6,863	67,463
Total Leisure Products		1,664,996
Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	4,191	537,915
Bio-Techne Corp.	1,731	96,295
Danaher Corp.	7,368	1,460,780
Revvity, Inc.	1,787	156,631
Thermo Fisher Scientific, Inc.	3,953	1,917,284
West Pharmaceutical Services, Inc.	909	238,458
Total Life Sciences Tools & Services		4,407,363
Machinery – 2.4%
AGCO Corp.	5,042	539,847
Albany International Corp., Class A	1,734	92,422
Allison Transmission Holdings, Inc.	2,768	234,948
Caterpillar, Inc.	19,314	9,215,675
Crane Co.	506	93,175
Cummins, Inc.	5,144	2,172,671
Deere & Co.	6,546	2,993,224
Donaldson Co., Inc.	5,021	410,969
Dover Corp.	3,753	626,113
Esab Corp.	313	34,975
Federal Signal Corp.	708	84,245
Flowserve Corp.	6,300	334,782
Fortive Corp.	4,047	198,263
Franklin Electric Co., Inc.	1,945	185,164
Graco, Inc.	3,712	315,371
Greenbrier Cos., Inc.	2,027	93,587
IDEX Corp.	1,613	262,532
Illinois Tool Works, Inc.	18,622	4,855,873
Ingersoll Rand, Inc.	4,856	401,203
ITT, Inc.	2,375	424,555
Kennametal, Inc.	7,016	146,845
Lincoln Electric Holdings, Inc.	1,849	436,050

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Mueller Industries, Inc.	2,980	$301,308
Mueller Water Products, Inc., Class A	7,861	200,613
Nordson Corp.	1,253	284,368
Oshkosh Corp.	2,273	294,808
Otis Worldwide Corp.	16,763	1,532,641
PACCAR, Inc.	10,606	1,042,782
Parker-Hannifin Corp.	3,490	2,645,943
Snap-on, Inc.	2,556	885,731
Stanley Black & Decker, Inc.	12,261	911,360
Tennant Co.	1,771	143,557
Terex Corp.	2,745	140,818
Timken Co.	3,326	250,049
Toro Co.	2,886	219,913
Trinity Industries, Inc.	6,763	189,634
Watts Water Technologies, Inc., Class A	601	167,847
Westinghouse Air Brake Technologies Corp.	2,269	454,866
Worthington Enterprises, Inc.	2,974	165,027
Xylem, Inc.	4,802	708,295
Total Machinery		34,692,049
Marine Transportation – 0.0%
Matson, Inc.	1,091	107,562
Media – 0.8%
Comcast Corp., Class A	210,682	6,619,628
Fox Corp., Class B	9,941	569,520
Fox Corp., Class A	6,153	388,008
Gray Media, Inc.	14,752	85,267
Interpublic Group of Cos., Inc.	33,209	926,863
John Wiley & Sons, Inc., Class A	2,785	112,709
New York Times Co., Class A	5,118	293,773
News Corp., Class B	1,299	44,880
News Corp., Class A	7,515	230,786
Nexstar Media Group, Inc.(a)	2,545	503,248
Omnicom Group, Inc.	10,367	845,222
Sinclair, Inc.(a)	5,952	89,875
TEGNA, Inc.	12,548	255,101
Total Media		10,964,880
Metals & Mining – 0.2%
Alcoa Corp.	3,954	130,047
Carpenter Technology Corp.	611	150,025
Commercial Metals Co.	3,610	206,781
Hecla Mining Co.	18,575	224,758
Kaiser Aluminum Corp.	1,475	113,811
Reliance, Inc.	1,724	484,151
Royal Gold, Inc.	2,235	448,296
Steel Dynamics, Inc.	4,249	592,438
Total Metals & Mining		2,350,307
Multi-Utilities – 1.8%
Ameren Corp.	14,946	1,560,064
Avista Corp.	9,413	355,906
Black Hills Corp.	6,679	411,360
Investments	Shares	Value
CenterPoint Energy, Inc.	31,585	$1,225,498
CMS Energy Corp.	24,726	1,811,427
Consolidated Edison, Inc.	32,731	3,290,120
Dominion Energy, Inc.(a)	76,520	4,680,728
DTE Energy Co.	13,835	1,956,684
NiSource, Inc.	23,204	1,004,733
Northwestern Energy Group, Inc.	7,123	417,479
Public Service Enterprise Group, Inc.	36,182	3,019,750
Sempra	31,781	2,859,654
Unitil Corp.	2,478	118,597
WEC Energy Group, Inc.	30,292	3,471,160
Total Multi-Utilities		26,183,160
Office REITs – 0.0%
BXP, Inc.	8,363	621,705
Oil, Gas & Consumable Fuels – 7.0%
Antero Midstream Corp.	51,130	993,967
APA Corp.(a)	33,565	814,958
California Resources Corp.	5,286	281,110
Cheniere Energy, Inc.	3,943	926,526
Chevron Corp.	147,711	22,938,041
Chord Energy Corp.	4,613	458,394
Civitas Resources, Inc.	6,191	201,208
ConocoPhillips	73,477	6,950,189
Coterra Energy, Inc.	46,933	1,109,965
Crescent Energy Co., Class A	11,984	106,897
DT Midstream, Inc.	7,430	840,036
EOG Resources, Inc.	30,968	3,472,132
Expand Energy Corp.	9,738	1,034,565
Exxon Mobil Corp.	283,513	31,966,091
Kinder Morgan, Inc.	172,915	4,895,224
Kinetik Holdings, Inc.(a)	5,123	218,957
Magnolia Oil & Gas Corp., Class A	9,111	217,480
Marathon Petroleum Corp.	15,678	3,021,778
Matador Resources Co.	3,663	164,579
Murphy Oil Corp.(a)	11,770	334,386
Northern Oil & Gas, Inc.	8,076	200,285
Occidental Petroleum Corp.	28,913	1,366,139
ONEOK, Inc.	39,679	2,895,377
Ovintiv, Inc.	14,742	595,282
Permian Resources Corp.	61,718	789,990
Phillips 66	28,162	3,830,595
Range Resources Corp.	6,187	232,879
Riley Exploration Permian, Inc.	3,267	88,568
SM Energy Co.	4,001	99,905
Targa Resources Corp.	9,131	1,529,808
Texas Pacific Land Corp.	305	284,760
Valero Energy Corp.	18,894	3,216,892
Williams Cos., Inc.	76,941	4,874,212
World Kinect Corp.	5,104	132,449
Total Oil, Gas & Consumable Fuels		101,083,624

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	2,098	$186,386
Sylvamo Corp.	2,427	107,322
Total Paper & Forest Products		293,708
Passenger Airlines – 0.0%
Delta Air Lines, Inc.	12,055	684,121
Personal Care Products – 0.2%
Edgewell Personal Care Co.	5,872	119,554
Inter Parfums, Inc.	1,649	162,229
Kenvue, Inc.	127,552	2,070,169
Nu Skin Enterprises, Inc., Class A	6,723	81,953
Total Personal Care Products		2,433,905
Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co.	153,031	6,901,698
Eli Lilly & Co.	11,116	8,481,508
Johnson & Johnson	222,049	41,172,325
Merck & Co., Inc.	151,828	12,742,924
Organon & Co.	22,810	243,611
Viatris, Inc.	81,052	802,415
Zoetis, Inc.	8,427	1,233,039
Total Pharmaceuticals		71,577,520
Professional Services – 1.1%
Alight, Inc., Class A	30,329	98,873
Automatic Data Processing, Inc.	23,012	6,754,022
Booz Allen Hamilton Holding Corp.	3,451	344,927
Broadridge Financial Solutions, Inc.	4,703	1,120,113
CSG Systems International, Inc.	3,214	206,917
Equifax, Inc.	1,535	393,774
Exponent, Inc.	1,709	118,741
Insperity, Inc.	2,233	109,864
Jacobs Solutions, Inc.	2,843	426,052
KBR, Inc.	2,579	121,961
Kforce, Inc.	2,502	75,010
Korn Ferry	2,379	166,482
Leidos Holdings, Inc.	2,737	517,184
ManpowerGroup, Inc.	3,436	130,224
Maximus, Inc.	3,720	339,896
Paychex, Inc.	27,172	3,444,323
Paycom Software, Inc.	711	147,988
Robert Half, Inc.	6,061	205,953
Science Applications International Corp.	1,655	164,457
SS&C Technologies Holdings, Inc.	6,327	561,585
TransUnion	1,861	155,915
TriNet Group, Inc.	1,370	91,639
Verisk Analytics, Inc.	2,038	512,577
Total Professional Services		16,208,477
Residential REITs – 0.6%
American Homes 4 Rent, Class A	17,535	583,039
AvalonBay Communities, Inc.	9,704	1,874,522
Investments	Shares	Value
Camden Property Trust	2,886	$308,167
Equity LifeStyle Properties, Inc.	8,383	508,848
Equity Residential	32,046	2,074,337
Essex Property Trust, Inc.	4,238	1,134,343
Invitation Homes, Inc.	23,617	692,687
Mid-America Apartment Communities, Inc.	5,168	722,125
Sun Communities, Inc.	3,103	400,287
UDR, Inc.	14,071	524,285
Total Residential REITs		8,822,640
Retail REITs – 1.0%
Agree Realty Corp.	5,412	384,469
Brixmor Property Group, Inc.	18,402	509,367
Federal Realty Investment Trust	3,899	395,008
InvenTrust Properties Corp.	5,308	151,915
Kimco Realty Corp.	29,940	654,189
NNN REIT, Inc.	16,158	687,846
Realty Income Corp.	80,594	4,899,309
Regency Centers Corp.	7,389	538,658
Simon Property Group, Inc.	30,958	5,809,888
Urban Edge Properties	7,877	161,242
Total Retail REITs		14,191,891
Semiconductors & Semiconductor Equipment – 4.9%
Amkor Technology, Inc.	5,337	151,571
Applied Materials, Inc.	13,357	2,734,712
KLA Corp.	2,494	2,690,028
Lam Research Corp.	28,277	3,786,290
MKS, Inc.	1,626	201,250
Monolithic Power Systems, Inc.	797	733,750
NVIDIA Corp.	232,374	43,356,341
Power Integrations, Inc.	1,804	72,539
Qualcomm, Inc.	42,346	7,044,681
Skyworks Solutions, Inc.	9,620	740,548
Teradyne, Inc.	1,529	210,451
Texas Instruments, Inc.	46,268	8,500,820
Universal Display Corp.	1,022	146,790
Total Semiconductors & Semiconductor Equipment		70,369,771
Software – 5.0%
Bentley Systems, Inc., Class B	3,778	194,491
Clear Secure, Inc., Class A(a)	3,834	127,979
Dolby Laboratories, Inc., Class A	2,029	146,839
Gen Digital, Inc.	18,871	535,748
InterDigital, Inc.	1,038	358,349
Intuit, Inc.	3,271	2,233,798
Microsoft Corp.	103,914	53,822,256
Oracle Corp.	44,471	12,507,024
Pegasystems, Inc.	1,196	68,770
Roper Technologies, Inc.	1,185	590,948
Salesforce, Inc.	9,194	2,178,978
Total Software		72,765,180

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Specialized REITs – 1.7%
American Tower Corp.	24,680	$4,746,458
CubeSmart	16,025	651,576
Digital Realty Trust, Inc.	13,020	2,250,898
EPR Properties	7,317	424,459
Equinix, Inc.	2,592	2,030,158
Extra Space Storage, Inc.	12,666	1,785,146
Four Corners Property Trust, Inc.	5,637	137,543
Gaming & Leisure Properties, Inc.	27,062	1,261,360
Iron Mountain, Inc.	9,765	995,444
Lamar Advertising Co., Class A	6,952	851,064
Outfront Media, Inc.	7,648	140,111
Public Storage	16,460	4,754,471
SBA Communications Corp.	1,593	308,007
VICI Properties, Inc.	100,191	3,267,229
Weyerhaeuser Co.	20,569	509,905
Total Specialized REITs		24,113,829
Specialty Retail – 2.3%
Academy Sports & Outdoors, Inc.	1,940	97,039
American Eagle Outfitters, Inc.	15,236	260,688
Bath & Body Works, Inc.	8,696	224,009
Best Buy Co., Inc.	18,292	1,383,241
Buckle, Inc.	4,770	279,808
Camping World Holdings, Inc., Class A	7,332	115,772
Dick’s Sporting Goods, Inc.	2,123	471,773
Gap, Inc.	17,365	371,437
Home Depot, Inc.	39,172	15,872,103
Lithia Motors, Inc.	416	131,456
Lowe’s Cos., Inc.	18,081	4,543,936
Murphy USA, Inc.	221	85,805
Penske Automotive Group, Inc.(a)	3,538	615,294
Ross Stores, Inc.	5,833	888,891
Sonic Automotive, Inc., Class A	1,889	143,734
TJX Cos., Inc.	38,116	5,509,287
Tractor Supply Co.	15,988	909,237
Upbound Group, Inc.	5,682	134,266
Williams-Sonoma, Inc.	3,173	620,163
Winmark Corp.	175	87,110
Total Specialty Retail		32,745,049
Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	174,232	44,364,694
HP, Inc.	58,470	1,592,138
NetApp, Inc.	6,819	807,779
Western Digital Corp.	4,404	528,744
Total Technology Hardware, Storage & Peripherals		47,293,355
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.(a)	3,264	$92,110
Columbia Sportswear Co.(a)	1,925	100,677
Kontoor Brands, Inc.	3,778	301,371
Levi Strauss & Co., Class A	7,289	169,834
NIKE, Inc., Class B	44,245	3,085,204
Oxford Industries, Inc.	2,069	83,877
PVH Corp.	1,464	122,639
Ralph Lauren Corp.	1,789	560,959
Steven Madden Ltd.(a)	4,274	143,094
Tapestry, Inc.	9,714	1,099,819
VF Corp.	13,251	191,212
Total Textiles, Apparel & Luxury Goods		5,950,796
Tobacco – 2.4%
Altria Group, Inc.	163,623	10,808,935
Philip Morris International, Inc.	149,665	24,275,663
Universal Corp.	3,019	168,672
Total Tobacco		35,253,270
Trading Companies & Distributors – 0.5%
Air Lease Corp.	4,803	305,711
Applied Industrial Technologies, Inc.	860	224,503
Boise Cascade Co.	278	21,495
Fastenal Co.	42,614	2,089,790
Ferguson Enterprises, Inc.	5,079	1,140,642
GATX Corp.	1,250	218,500
Global Industrial Co.	5,330	195,451
Herc Holdings, Inc.(a)	977	113,977
McGrath RentCorp	1,383	162,226
MSC Industrial Direct Co., Inc., Class A	5,105	470,375
Rush Enterprises, Inc., Class A	2,644	141,375
United Rentals, Inc.	959	915,519
Watsco, Inc.	1,428	577,340
WESCO International, Inc.	786	166,239
WW Grainger, Inc.	1,014	966,301
Total Trading Companies & Distributors		7,709,444
Water Utilities – 0.2%
American States Water Co.	3,479	255,080
American Water Works Co., Inc.	8,514	1,185,064
California Water Service Group	5,384	247,072
Essential Utilities, Inc.	17,208	686,599
H2O America	3,403	165,726
Total Water Utilities		2,539,541
Wireless Telecommunication Services – 0.8%
T-Mobile U.S., Inc.	48,240	11,547,691
Total United States		1,442,911,567

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2025
Investments	Shares	Value
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	17,506	$386,007
OFG Bancorp	4,670	203,099
Popular, Inc.	4,328	549,699
Total Puerto Rico		1,138,805
TOTAL COMMON STOCKS (COST: $1,020,297,667)		1,444,050,372
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $1,145,985)	1,145,985	1,145,985
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%(b) (Cost: $886,494)	886,494	$886,494
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,022,330,146)		1,446,082,851
Other Assets less Liabilities – 0.0%		134,992
NET ASSETS – 100.0%		$1,446,217,843

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,898,730 and the total market value of the collateral held by the Fund was $16,422,717. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,536,223.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,444,050,372	$—	$—	$1,444,050,372
Mutual Fund	—	1,145,985	—	1,145,985
Investment of Cash Collateral for Securities Loaned	—	886,494	—	886,494
Total Investments in Securities	$1,444,050,372	$2,032,479	$—	$1,446,082,851

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (unaudited) WisdomTree U.S. Value Fund (WTV) September 30, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 98.1%
Automobiles – 2.8%
General Motors Co.	518,139	$31,590,935
Harley-Davidson, Inc.	670,353	18,702,849
Total Automobiles		50,293,784
Banks – 1.7%
Fifth Third Bancorp	211,132	9,405,930
First Citizens BancShares, Inc., Class A	5,335	9,545,169
Regions Financial Corp.	411,616	10,854,314
Total Banks		29,805,413
Beverages – 1.4%
Coca-Cola Consolidated, Inc.	105,249	12,330,973
Constellation Brands, Inc., Class A	38,519	5,187,354
Molson Coors Beverage Co., Class B	153,022	6,924,245
Total Beverages		24,442,572
Biotechnology – 2.6%
Exelixis, Inc.*	253,817	10,482,642
Halozyme Therapeutics, Inc.*(a)	193,763	14,210,579
Roivant Sciences Ltd.*(a)	1,443,855	21,845,526
Total Biotechnology		46,538,747
Broadline Retail – 1.1%
eBay, Inc.	211,544	19,239,927
Building Products – 1.6%
AO Smith Corp.	61,258	4,496,950
Carlisle Cos., Inc.	58,722	19,317,189
Masco Corp.	57,164	4,023,774
Total Building Products		27,837,913
Capital Markets – 3.1%
Ameriprise Financial, Inc.	35,594	17,485,553
Bank of New York Mellon Corp.	243,681	26,551,482
Northern Trust Corp.	78,599	10,579,425
Total Capital Markets		54,616,460
Chemicals – 1.8%
CF Industries Holdings, Inc.	216,885	19,454,585
Eastman Chemical Co.	76,725	4,837,511
PPG Industries, Inc.	79,793	8,387,042
Total Chemicals		32,679,138
Communications Equipment – 0.5%
Cisco Systems, Inc.	139,791	9,564,500
Consumer Finance – 1.2%
Synchrony Financial	296,619	21,074,780
Consumer Staples Distribution & Retail – 5.3%
Albertsons Cos., Inc., Class A	824,415	14,435,507
Dollar Tree, Inc.*	142,657	13,462,541
Kroger Co.	359,652	24,244,141
Sysco Corp.	86,337	7,108,988
U.S. Foods Holding Corp.*	145,508	11,148,823
Walmart, Inc.	240,879	24,824,990
Total Consumer Staples Distribution & Retail		95,224,990
Investments	Shares	Value
Containers & Packaging – 2.6%
Avery Dennison Corp.	72,666	$11,784,245
Ball Corp.	448,920	22,634,547
Crown Holdings, Inc.	120,741	11,662,373
Total Containers & Packaging		46,081,165
Diversified Consumer Services – 0.6%
ADT, Inc.	1,183,313	10,306,656
Electric Utilities – 1.7%
NRG Energy, Inc.	193,037	31,262,342
Electronic Equipment, Instruments & Components – 2.0%
Flex Ltd.*	420,697	24,387,805
TD SYNNEX Corp.	63,973	10,475,579
Total Electronic Equipment, Instruments & Components		34,863,384
Energy Equipment & Services – 0.7%
Halliburton Co.	195,520	4,809,792
Schlumberger NV	212,395	7,300,016
Total Energy Equipment & Services		12,109,808
Entertainment – 0.6%
Electronic Arts, Inc.	54,313	10,954,932
Financial Services – 2.8%
Equitable Holdings, Inc.	406,229	20,628,309
Fidelity National Information Services, Inc.	116,341	7,671,525
Fiserv, Inc.*	53,354	6,878,931
PayPal Holdings, Inc.*	221,148	14,830,185
Total Financial Services		50,008,950
Food Products – 2.4%
General Mills, Inc.	113,888	5,742,233
Ingredion, Inc.	61,528	7,513,184
Kraft Heinz Co.	377,309	9,825,126
Lamb Weston Holdings, Inc.	257,432	14,951,651
Mondelez International, Inc., Class A	84,248	5,262,973
Total Food Products		43,295,167
Ground Transportation – 2.2%
CSX Corp.	260,171	9,238,672
Ryder System, Inc.	92,404	17,431,091
Union Pacific Corp.	51,635	12,204,965
Total Ground Transportation		38,874,728
Health Care Equipment & Supplies – 1.7%
Align Technology, Inc.*	83,401	10,443,473
Hologic, Inc.*	102,889	6,943,979
Zimmer Biomet Holdings, Inc.	132,786	13,079,421
Total Health Care Equipment & Supplies		30,466,873
Health Care Providers & Services – 4.4%
Cigna Group	22,812	6,575,559
DaVita, Inc.*	57,001	7,573,723
HCA Healthcare, Inc.	33,382	14,227,409
Henry Schein, Inc.*	92,687	6,151,636
Tenet Healthcare Corp.*	26,352	5,350,510
UnitedHealth Group, Inc.	86,170	29,754,501
Universal Health Services, Inc., Class B	45,557	9,313,673
Total Health Care Providers & Services		78,947,011

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Value Fund (WTV) September 30, 2025
Investments	Shares	Value
Hotels, Restaurants & Leisure – 1.5%
Boyd Gaming Corp.	44,590	$3,854,806
Hilton Worldwide Holdings, Inc.	23,630	6,130,567
Marriott International, Inc., Class A	29,212	7,607,973
Wynn Resorts Ltd.	67,548	8,664,382
Total Hotels, Restaurants & Leisure		26,257,728
Household Durables – 1.1%
NVR, Inc.*	652	5,238,598
Toll Brothers, Inc.	49,228	6,800,356
TopBuild Corp.*	18,318	7,159,774
Total Household Durables		19,198,728
Household Products – 0.5%
Clorox Co.	43,083	5,312,134
Kimberly-Clark Corp.	30,109	3,743,753
Total Household Products		9,055,887
Independent Power & Renewable Electricity Producers – 1.8%
Talen Energy Corp.*	74,796	31,816,722
Industrial Conglomerates – 1.3%
3M Co.	75,723	11,750,695
Honeywell International, Inc.	52,692	11,091,666
Total Industrial Conglomerates		22,842,361
Insurance – 7.4%
Aflac, Inc.	170,188	19,010,000
American International Group, Inc.	154,547	12,138,121
Globe Life, Inc.	74,741	10,685,721
Hartford Insurance Group, Inc.	160,670	21,431,771
MetLife, Inc.	223,623	18,419,827
Old Republic International Corp.	516,223	21,923,991
Primerica, Inc.	33,617	9,331,743
Unum Group	248,163	19,302,118
Total Insurance		132,243,292
Interactive Media & Services – 3.8%
Alphabet, Inc., Class A	90,192	21,925,675
Match Group, Inc.	477,155	16,853,115
Meta Platforms, Inc., Class A	39,226	28,806,790
Total Interactive Media & Services		67,585,580
IT Services – 0.6%
Twilio, Inc., Class A*	113,556	11,365,820
Leisure Products – 2.3%
Brunswick Corp.(a)	290,332	18,360,596
Polaris, Inc.(a)	402,850	23,417,670
Total Leisure Products		41,778,266
Life Sciences Tools & Services – 1.5%
Charles River Laboratories International, Inc.*	107,075	16,752,954
IQVIA Holdings, Inc.*	31,689	6,019,009
Medpace Holdings, Inc.*	6,766	3,478,807
Total Life Sciences Tools & Services		26,250,770
Investments	Shares	Value
Machinery – 3.5%
Allison Transmission Holdings, Inc.	107,775	$9,147,942
Donaldson Co., Inc.	137,067	11,218,934
ITT, Inc.	65,233	11,661,051
Middleby Corp.*	88,918	11,819,869
Otis Worldwide Corp.	131,965	12,065,560
Toro Co.	95,909	7,308,266
Total Machinery		63,221,622
Media – 3.4%
Comcast Corp., Class A	408,081	12,821,905
Fox Corp., Class A	436,475	27,524,113
Interpublic Group of Cos., Inc.	712,191	19,877,251
Total Media		60,223,269
Metals & Mining – 0.3%
Reliance, Inc.	19,534	5,485,733
Oil, Gas & Consumable Fuels – 6.8%
Antero Midstream Corp.	796,416	15,482,327
APA Corp.(a)	748,499	18,173,556
Chevron Corp.	131,481	20,417,684
ConocoPhillips	198,819	18,806,289
EOG Resources, Inc.	65,557	7,350,251
Exxon Mobil Corp.	133,706	15,075,352
HF Sinclair Corp.	269,225	14,091,237
Ovintiv, Inc.	317,051	12,802,519
Total Oil, Gas & Consumable Fuels		122,199,215
Passenger Airlines – 2.0%
Alaska Air Group, Inc.*	383,435	19,087,395
Southwest Airlines Co.	520,142	16,597,731
Total Passenger Airlines		35,685,126
Pharmaceuticals – 2.9%
Johnson & Johnson	161,949	30,028,584
Merck & Co., Inc.	64,343	5,400,308
Viatris, Inc.	1,737,139	17,197,676
Total Pharmaceuticals		52,626,568
Professional Services – 1.5%
Jacobs Solutions, Inc.	106,837	16,010,593
Leidos Holdings, Inc.	56,951	10,761,461
Total Professional Services		26,772,054
Semiconductors & Semiconductor Equipment – 2.0%
Qualcomm, Inc.	63,013	10,482,843
Skyworks Solutions, Inc.	322,621	24,835,364
Total Semiconductors & Semiconductor Equipment		35,318,207
Software – 0.8%
Adobe, Inc.*	15,209	5,364,975
Zoom Communications, Inc., Class A*	112,147	9,252,127
Total Software		14,617,102

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Value Fund (WTV) September 30, 2025
Investments	Shares	Value
Specialty Retail – 1.5%
Chewy, Inc., Class A*	245,255	$9,920,565
Murphy USA, Inc.	12,051	4,678,921
Williams-Sonoma, Inc.	59,501	11,629,470
Total Specialty Retail		26,228,956
Technology Hardware, Storage & Peripherals – 2.4%
HP, Inc.	965,385	26,287,433
NetApp, Inc.	139,678	16,546,256
Total Technology Hardware, Storage & Peripherals		42,833,689
Textiles, Apparel & Luxury Goods – 1.8%
Ralph Lauren Corp.	33,731	10,576,692
Tapestry, Inc.	188,861	21,382,843
Total Textiles, Apparel & Luxury Goods		31,959,535
Tobacco – 1.7%
Altria Group, Inc.	457,638	30,231,566
Trading Companies & Distributors – 0.5%
WESCO International, Inc.	38,749	8,195,413
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	29,167	6,981,996
Total United States		1,749,464,445
Bermuda – 0.6%
Insurance – 0.6%
RenaissanceRe Holdings Ltd.	40,651	10,322,509
Investments	Shares	Value
Jersey – 0.6%
Automobile Components – 0.6%
Aptiv PLC*	118,364	$10,205,344
United Kingdom – 0.6%
Energy Equipment & Services – 0.6%
TechnipFMC PLC	286,347	11,296,389
TOTAL COMMON STOCKS (COST: $1,641,477,278)		1,781,288,687
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(b) (Cost: $767,755)	767,755	767,755
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,642,245,033)		1,782,056,442
Other Assets less Liabilities – 0.1%		1,559,540
NET ASSETS – 100.0%		$1,783,615,982

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2025 (See Note 2). At September 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $48,272,523 and the total market value of the collateral held by the Fund was $50,245,577, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,781,288,687	$—	$—	$1,781,288,687
Mutual Fund	—	767,755	—	767,755
Total Investments in Securities	$1,781,288,687	767,755	$—	$1,782,056,442

See Notes to Financial Statements.

96    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2025
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
ASSETS:
Investments in securities, at cost	$375,108,792	$1,132,170,364	$3,907,759,751	$900,877,983
Investments in affiliates, at cost (Note 3)	—	—	—	100,045
Investments in securities, at value[1,2] (Note 2)	389,450,959	1,293,509,538	5,418,523,632	1,264,001,017
Investments in affiliates, at value (Note 3)	—	—	—	152,939
Cash	—	—	2	1
Receivables:
Dividends	545,752	2,429,165	4,860,639	653,453
Securities lending income	601	3,874	1,752	617
Total Assets	389,997,312	1,295,942,577	5,423,386,025	1,264,808,027
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	1,125,008	1,093,854	298,387	180,625
Advisory fees (Note 3)	121,742	404,114	1,225,563	81,946
Service fees (Note 2)	1,410	4,679	19,267	4,507
Total Liabilities	1,248,160	1,502,647	1,543,217	267,078
NET ASSETS	$388,749,152	$1,294,439,930	$5,421,842,808	$1,264,540,949
NET ASSETS:
Paid-in capital	$448,237,808	$1,310,689,340	$4,225,812,330	$961,674,682
Total distributable earnings (loss)	(59,488,656)	(16,249,410)	1,196,030,478	302,866,267
NET ASSETS	$388,749,152	$1,294,439,930	$5,421,842,808	$1,264,540,949
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,400,000	12,850,000	62,300,000	18,350,000
Net asset value per share	$114.34	$100.73	$87.03	$68.91
[1] Includes market value of securities out on loan of:	$8,123,597	$42,911,291	$29,918,444	$4,544,355
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    97

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2025
	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund
ASSETS:
Investments in securities, at cost	$3,281,018,326	$740,662,283	$1,291,488	$362,673,412
Investments in affiliates, at cost (Note 3)	—	40,795	—	—
Investments in securities, at value[1,2] (Note 2)	3,777,448,586	848,134,523	1,415,181	396,847,991
Investments in affiliates, at value (Note 3)	—	44,246	—	—
Cash	14,478	29,660	—	—
Receivables:
Investment securities sold	—	3,290,179	—	2,610,208
Due from broker	—	—	—	15,822
Dividends	5,112,721	764,970	190	249,276
Securities lending income	19,031	2,264	20	923
Foreign tax reclaims	—	9,544	—	—
Total Assets	3,782,594,816	852,275,386	1,415,391	399,724,220
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	4,220,054	2,577,467	—	1,292,545
Capital shares redeemed	—	3,292,207	—	2,612,050
Due to broker	—	—	—	—
Advisory fees (Note 3)	1,185,591	261,985	445	92,509
Service fees (Note 2)	13,753	3,035	5	1,454
Total Liabilities	5,419,398	6,134,694	450	3,998,558
NET ASSETS	$3,777,175,418	$846,140,692	$1,414,941	$395,725,662
NET ASSETS:
Paid-in capital	$3,858,251,268	$856,596,727	$1,452,659	$393,734,077
Total distributable earnings (loss)	(81,075,850)	(10,456,035)	(37,718)	1,991,585
NET ASSETS	$3,777,175,418	$846,140,692	$1,414,941	$395,725,662
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	72,250,000	12,850,000	50,000	7,575,000
Net asset value per share	$52.28	$65.85	$28.30	$52.24
[1] Includes market value of securities out on loan of:	$187,999,994	$46,796,531	$212,432	$10,540,512
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

98    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2025
	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund
ASSETS:
Investments in securities, at cost	$12,738,330,609	$1,523,826,884	$1,816,412,307	$603,839,469
Investments in affiliates, at cost (Note 3)	—	—	7,174,091	4,001,630
Investments in securities, at value[1,2] (Note 2)	16,265,195,938	1,829,733,257	1,910,401,700	637,309,231
Investments in affiliates, at value (Note 3)	—	—	7,191,449	3,997,233
Cash	1	—	10	—
Receivables:
Investment securities sold	48,842,524	—	827,336	285,382
Due from broker	—	—	3,080	—
Capital shares sold	—	50,178,090	15,166,308	—
Dividends	9,786,530	79,000	3,513,362	507,551
Securities lending income	11,297	2,626	13,545	26,554
Total Assets	16,323,836,290	1,879,992,973	1,937,116,790	642,125,951
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	27,470,752	13,981,491
Investment securities purchased	—	50,243,126	18,127,775	971,315
Capital shares redeemed	48,928,837	—	—	—
Advisory fees (Note 3)	3,783,783	393,879	591,415	198,297
Service fees (Note 2)	59,459	6,190	6,869	2,297
Cash due to custodian	—	—	—	5,348
Total Liabilities	52,772,079	50,643,195	46,196,811	15,158,748
NET ASSETS	$16,271,064,211	$1,829,349,778	$1,890,919,979	$626,967,203
NET ASSETS:
Paid-in capital	$13,256,554,402	$1,534,504,773	$2,257,269,400	$686,293,068
Total distributable earnings (loss)	3,014,509,809	294,845,005	(366,349,421)	(59,325,865)
NET ASSETS	$16,271,064,211	$1,829,349,778	$1,890,919,979	$626,967,203
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	182,900,000	31,900,000	56,100,000	11,250,000
Net asset value per share	$88.96	$57.35	$33.71	$55.73
[1] Includes market value of securities out on loan of:	$152,687,834	$19,352,197	$97,383,148	$44,669,742
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    99

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2025
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
ASSETS:
Investments in securities, at cost	$384,893,983	$8,852,665	$1,022,330,146	$1,642,245,033
Investments in securities, at value[1,2] (Note 2)	365,943,435	9,527,746	1,446,082,851	1,782,056,442
Cash	—	—	23	—
Receivables:
Investment securities sold	—	—	29,388,786	—
Due from broker	—	—	—	20,819
Capital shares sold	—	—	—	4,547,720
Dividends	486,653	1,294	1,400,320	1,694,384
Securities lending income	2,414	298	1,017	2,195
Total Assets	366,432,502	9,529,338	1,476,872,997	1,788,321,560
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	1,770,162	333,290	886,494	—
Investment securities purchased	536,941	—	—	4,527,268
Capital shares redeemed	—	—	29,428,852	—
Advisory fees (Note 3)	116,331	2,882	334,551	172,003
Service fees (Note 2)	1,347	33	5,257	6,307
Total Liabilities	2,424,781	336,205	30,655,154	4,705,578
NET ASSETS	$364,007,721	$9,193,133	$1,446,217,843	$1,783,615,982
NET ASSETS:
Paid-in capital	$424,237,865	$8,923,765	$1,128,463,059	$1,666,776,005
Total distributable earnings (loss)	(60,230,144)	269,368	317,754,784	116,839,977
NET ASSETS	$364,007,721	$9,193,133	$1,446,217,843	$1,783,615,982
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,295,000	325,000	17,200,000	19,610,000
Net asset value per share	$49.90	$28.29	$84.08	$90.95
[1] Includes market value of securities out on loan of:	$1,741,102	$2,348,577	$15,898,730	$48,272,523
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

100    WisdomTree Trust

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund
INVESTMENT INCOME:
Dividends	$4,010,765	$24,072,123	$58,607,888	$8,529,656
Dividends from affiliates (Note 3)	—	2,254	54,211	17,424
Interest	—	—	—	—
Securities lending income, net (Note 2)	3,127	20,088	31,851	5,339
Less: Foreign withholding taxes on dividends	(2,460)	(5,131)	—	(3,218)
Total investment income	4,011,432	24,089,334	58,693,950	8,549,201
EXPENSES:
Advisory fees (Note 3)	731,041	2,353,986	6,965,628	451,647
Service fees (Note 2)	8,465	27,257	109,460	24,840
Total expenses	739,506	2,381,243	7,075,088	476,487
Expense waivers (Note 3)	—	(208)	(2,042)	—
Net expenses	739,506	2,381,035	7,073,046	476,487
Net investment income	3,271,926	21,708,299	51,620,904	8,072,714
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	14,674,522	(957,523)	(1,039,436)	(528,155)
Investment transactions in affiliates (Note 3)	—	(77,795)	382,915	(1,103)
In-kind redemptions	1,679,565	4,607,617	29,085,975	27,494,283
Net realized gain	16,354,087	3,572,299	28,429,454	26,965,025
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(961,654)	21,345,080	447,478,092	146,539,497
Investment transactions in affiliates (Note 3)	—	29,404	(163,833)	(40,658)
Net increase (decrease) in unrealized appreciation/depreciation	(961,654)	21,374,484	447,314,259	146,498,839
Net realized and unrealized gain on investments	15,392,433	24,946,783	475,743,713	173,463,864
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,664,359	$46,655,082	$527,364,617	$181,536,578

See Notes to Financial Statements

WisdomTree Trust    101

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund
INVESTMENT INCOME:
Dividends	$53,363,010	$7,838,254	$7,365	$3,226,722
Dividends from affiliates (Note 3)	68,270	18,999	—	—
Securities lending income, net (Note 2)[1]	118,417	15,006	104	3,531
Less: Foreign withholding taxes on dividends	(26,471)	—	—	—
Total investment income	53,523,226	7,872,259	7,469	3,230,253
EXPENSES:
Advisory fees (Note 3)	6,954,579	1,468,655	2,536	547,699
Service fees (Note 2)	80,527	17,005	29	8,607
Total expenses	7,035,106	1,485,660	2,565	556,306
Expense waivers (Note 3)	(7,885)	(1,696)	—	—
Expense waivers – contractual (Note 3)	(1,245)	—	—	—
Net expenses	7,025,976	1,483,964	2,565	556,306
Net investment income	46,497,250	6,388,295	4,904	2,673,947
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	3,939,319	2,894,592	(50,827)	492,565
Investment transactions in affiliates (Note 3)	614,175	(15,221)	—	—
In-kind redemptions	18,437,853	6,145,657	—	12,324,166
Futures contracts	—	29,555	—	41,402
Net realized gain (loss)	22,991,347	9,054,583	(50,827)	12,858,133
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	181,803,652	68,410,470	195,165	7,813,369
Investment transactions in affiliates (Note 3)	(107,715)	35,673	—	—
Net increase in unrealized appreciation/depreciation	181,695,937	68,446,143	195,165	7,813,369
Net realized and unrealized gain on investments	204,687,284	77,500,726	144,338	20,671,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$251,184,534	$83,889,021	$149,242	$23,345,449
[1] Includes securities lending income from affiliate of:	$26,969	$—	$—	$—
See Notes to Financial Statements.

102    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund
INVESTMENT INCOME:
Dividends	$137,061,234	$2,931,670	$34,353,162	$5,782,679
Dividends from affiliates (Note 3)	—	—	27,325	3,131
Securities lending income, net (Note 2)[1]	80,657	10,534	71,732	116,216
Less: Foreign withholding taxes on dividends	(24,900)	—	(36,025)	(9,817)
Total investment income	137,116,991	2,942,204	34,416,194	5,892,209
EXPENSES:
Advisory fees (Note 3)	21,788,190	1,989,163	3,492,520	1,121,341
Service fees (Note 2)	342,385	31,258	40,440	12,983
Total expenses	22,130,575	2,020,421	3,532,960	1,134,324
Expense waivers (Note 3)	—	—	(1,394)	(95)
Expense waivers – contractual (Note 3)	—	—	(5,038)	(1,580)
Net expenses	22,130,575	2,020,421	3,526,528	1,132,649
Net investment income	114,986,416	921,783	30,889,666	4,759,560
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(74,404,262)	(21,724,020)	3,403,900	2,776,375
Investment transactions in affiliates (Note 3)	—	—	(177,433)	—
In-kind redemptions	253,521,515	22,312,953	18,060,651	4,615,186
Foreign currency related transactions	—	—	—	1
Net realized gain	179,117,253	588,933	21,287,118	7,391,562
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	1,543,826,956	374,613,407	77,174,531	71,524,140
Investment transactions in affiliates (Note 3)	—	—	90,636	(4,397)
Net increase in unrealized appreciation/depreciation	1,543,826,956	374,613,407	77,265,167	71,519,743
Net realized and unrealized gain on investments	1,722,944,209	375,202,340	98,552,285	78,911,305
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,837,930,625	$376,124,123	$129,441,951	$83,670,865
[1] Includes securities lending income from affiliate of:	$—	$—	$109,878	$34,664

See Notes to Financial Statements.

WisdomTree Trust 103

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2025
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
INVESTMENT INCOME:
Dividends	$6,127,893	$48,377	$16,739,328	$12,922,167
Securities lending income, net (Note 2)[1]	11,511	2,025	11,034	7,730
Less: Foreign withholding taxes on dividends	—	—	(2,317)	(172)
Total investment income	6,139,404	50,402	16,748,045	12,929,725
EXPENSES:
Advisory fees (Note 3)	690,432	15,890	1,923,886	800,869
Service fees (Note 2)	7,994	184	30,233	29,365
Total expenses	698,426	16,074	1,954,119	830,234
Expense waivers – contractual (Note 3)	(306)	—	—	—
Net expenses	698,120	16,074	1,954,119	830,234
Net investment income	5,441,284	34,328	14,793,926	12,099,491
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	3,089,198	(467,509)	(1,025,126)	(21,118,386)
In-kind redemptions	3,643,577	339,478	31,001,314	34,231,573
Net realized gain (loss)	6,732,775	(128,031)	29,976,188	13,113,187
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	18,745,666	1,429,350	94,707,935	133,858,831
Net increase in unrealized appreciation/depreciation	18,745,666	1,429,350	94,707,935	133,858,831
Net realized and unrealized gain on investments	25,478,441	1,301,319	124,684,123	146,972,018
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,919,725	$1,335,647	$139,478,049	$159,071,509
[1] Includes securities lending income from affiliate of:	$6,658	$—	$—	$—

See Notes to Financial Statements.

104    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. High Dividend Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,271,926	$8,042,045	$21,708,299	$41,889,750
Net realized gain on investments	16,354,087	40,903,195	3,572,299	69,404,019
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(961,654)	(11,757,108)	21,374,484	81,218,274
Net increase in net assets resulting from operations	18,664,359	37,188,132	46,655,082	192,512,043
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,214,000)	(7,753,647)	(22,986,000)	(42,463,307)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	7,385,328	56,924,495	307,290,050
Cost of shares redeemed	(13,883,806)	(28,812,479)	(23,555,207)	(320,144,221)
Net increase (decrease) in net assets resulting from capital share transactions	(13,883,806)	(21,427,151)	33,369,288	(12,854,171)
Net Increase in Net Assets	1,566,553	8,007,334	57,038,370	137,194,565
NET ASSETS:
Beginning of period	$387,182,599	$379,175,265	$1,237,401,560	$1,100,206,995
End of period	$388,749,152	$387,182,599	$1,294,439,930	$1,237,401,560
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3,525,000	3,725,000	12,500,000	12,700,000
Shares created	—	75,000	600,000	3,150,000
Shares redeemed	(125,000)	(275,000)	(250,000)	(3,350,000)
Shares outstanding, end of period	3,400,000	3,525,000	12,850,000	12,500,000

See Notes to Financial Statements.

WisdomTree Trust    105

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. LargeCap Dividend Fund		WisdomTree U.S. LargeCap Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$51,620,904	$89,255,739	$8,072,714	$15,141,593
Net realized gain on investments	28,429,454	382,820,519	26,965,025	51,072,036
Net increase in net unrealized appreciation/depreciation on investments	447,314,259	6,760,002	146,498,839	9,418,856
Net increase in net assets resulting from operations	527,364,617	478,836,260	181,536,578	75,632,485
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(52,665,500)	(89,467,860)	(8,153,750)	(14,963,900)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	316,274,999	1,132,610,635	109,572,948	267,453,377
Cost of shares redeemed	(64,495,276)	(840,276,816)	(57,732,099)	(139,552,920)
Net increase in net assets resulting from capital share transactions	251,779,723	292,333,819	51,840,849	127,900,457
Net Increase in Net Assets	726,478,840	681,702,219	225,223,677	188,569,042
NET ASSETS:
Beginning of period	$4,695,363,968	$4,013,661,749	$1,039,317,272	$850,748,230
End of period	$5,421,842,808	$4,695,363,968	$1,264,540,949	$1,039,317,272
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	59,150,000	55,600,000	17,550,000	15,350,000
Shares created	3,950,000	14,250,000	1,700,000	4,400,000
Shares redeemed	(800,000)	(10,700,000)	(900,000)	(2,200,000)
Shares outstanding, end of period	62,300,000	59,150,000	18,350,000	17,550,000
See Notes to Financial Statements.

106    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$46,497,250	$86,782,926	$6,388,295	$10,171,957
Net realized gain on investments and futures contracts	22,991,347	354,399,453	9,054,583	81,644,638
Net increase (decrease) in net unrealized appreciation/depreciation on investments	181,695,937	(312,584,678)	68,446,143	(101,477,009)
Net increase (decrease) in net assets resulting from operations	251,184,534	128,597,701	83,889,021	(9,660,414)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(45,571,000)	(85,841,815)	(6,164,750)	(9,988,943)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	22,950,110	868,464,074	46,427,969	182,860,087
Cost of shares redeemed	(74,821,897)	(945,904,311)	(25,409,556)	(243,504,950)
Net increase (decrease) in net assets resulting from capital share transactions	(51,871,787)	(77,440,237)	21,018,413	(60,644,863)
Net Increase (Decrease) in Net Assets	153,741,747	(34,684,351)	98,742,684	(80,294,220)
NET ASSETS:
Beginning of period	$3,623,433,671	$3,658,118,022	$747,398,008	$827,692,228
End of period	$3,777,175,418	$3,623,433,671	$846,140,692	$747,398,008
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	73,250,000	74,950,000	12,550,000	13,550,000
Shares created	500,000	16,200,000	700,000	2,800,000
Shares redeemed	(1,500,000)	(17,900,000)	(400,000)	(3,800,000)
Shares outstanding, end of period	72,250,000	73,250,000	12,850,000	12,550,000

See Notes to Financial Statements.

WisdomTree Trust    107

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Quality Growth Fund		WisdomTree U.S. Multifactor Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,904	$12,818	$2,673,947	$4,494,684
Net realized gain (loss) on investments and futures contracts	(50,827)	109,713	12,858,133	34,450,129
Net increase (decrease) in net unrealized appreciation/depreciation on investments	195,165	(379,527)	7,813,369	(13,848,146)
Net increase (decrease) in net assets resulting from operations	149,242	(256,996)	23,345,449	25,096,667
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(15,667)	(2,655,500)	(4,567,980)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	732,894	61,433,204	241,782,045
Cost of shares redeemed	—	(3,381,981)	(56,453,955)	(184,184,308)
Net increase (decrease) in net assets resulting from capital share transactions	—	(2,649,087)	4,979,249	57,597,737
Net Increase (Decrease) in Net Assets	149,242	(2,921,750)	25,669,198	78,126,424
NET ASSETS:
Beginning of period	$1,265,699	$4,187,449	$370,056,464	$291,930,040
End of period	$1,414,941	$1,265,699	$395,725,662	$370,056,464
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	50,000	150,000	7,450,000	6,275,000
Shares created	—	25,000	1,225,000	4,975,000
Shares redeemed	—	(125,000)	(1,100,000)	(3,800,000)
Shares outstanding, end of period	50,000	50,000	7,575,000	7,450,000

See Notes to Financial Statements.

108    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. Quality Growth Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$114,986,416	$227,522,351	$921,783	$1,350,483
Net realized gain on investments and futures contracts	179,117,253	1,047,647,595	588,933	60,564,254
Net increase (decrease) in net unrealized appreciation/depreciation on investments	1,543,826,956	(463,522,117)	374,613,407	(101,937,372)
Net increase (decrease) in net assets resulting from operations	1,837,930,625	811,647,829	376,124,123	(40,022,635)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(121,219,000)	(223,889,726)	—	(987,921)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	486,545,683	5,322,155,842	673,140,788	839,555,307
Cost of shares redeemed	(739,913,387)	(3,803,780,834)	(87,690,642)	(280,101,801)
Net increase (decrease) in net assets resulting from capital share transactions	(253,367,704)	1,518,375,008	585,450,146	559,453,506
Net Increase in Net Assets	1,463,343,921	2,106,133,111	961,574,269	518,442,950
NET ASSETS:
Beginning of period	$14,807,720,290	$12,701,587,179	$867,775,509	$349,332,559
End of period	$16,271,064,211	$14,807,720,290	$1,829,349,778	$867,775,509
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	185,500,000	166,650,000	19,750,000	8,500,000
Shares created	6,100,000	64,250,000	13,900,000	17,425,000
Shares redeemed	(8,700,000)	(45,400,000)	(1,750,000)	(6,175,000)
Shares outstanding, end of period	182,900,000	185,500,000	31,900,000	19,750,000

See Notes to Financial Statements.

WisdomTree Trust    109

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$30,889,666	$55,050,829	$4,759,560	$8,930,204
Net realized gain on investments, futures contracts and foreign currency related transactions	21,287,118	128,558,596	7,391,562	64,510,547
Net increase (decrease) in net unrealized appreciation/depreciation on investments	77,265,167	(171,085,299)	71,519,743	(79,471,183)
Net increase (decrease) in net assets resulting from operations	129,441,951	12,524,126	83,670,865	(6,030,432)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(28,841,000)	(57,580,562)	(4,626,500)	(8,754,702)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,302,573	411,083,071	9,223,408	149,639,833
Cost of shares redeemed	(95,229,210)	(511,219,468)	(34,229,955)	(210,740,107)
Net decrease in net assets resulting from capital share transactions	(60,926,637)	(100,136,397)	(25,006,547)	(61,100,274)
Net Increase (Decrease) in Net Assets	39,674,314	(145,192,833)	54,037,818	(75,885,408)
NET ASSETS:
Beginning of period	$1,851,245,665	$1,996,438,498	$572,929,385	$648,814,793
End of period	$1,890,919,979	$1,851,245,665	$626,967,203	$572,929,385
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	57,950,000	61,050,000	11,750,000	12,950,000
Shares created	1,100,000	11,350,000	200,000	2,650,000
Shares redeemed	(2,950,000)	(14,450,000)	(700,000)	(3,850,000)
Shares outstanding, end of period	56,100,000	57,950,000	11,250,000	11,750,000

See Notes to Financial Statements.

110    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. SmallCap Quality Growth Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,441,284	$9,628,189	$34,328	$33,376
Net realized gain (loss) on investments and futures contracts	6,732,775	47,485,008	(128,031)	211,108
Net increase (decrease) in net unrealized appreciation/depreciation on investments	18,745,666	(77,020,597)	1,429,350	(814,761)
Net increase (decrease) in net assets resulting from operations	30,919,725	(19,907,400)	1,335,647	(570,277)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,821,475)	(9,512,044)	—	(24,285)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,210,622	273,442,573	1,880,480	8,696,245
Cost of shares redeemed	(52,595,860)	(210,549,382)	(1,338,540)	(2,098,215)
Net increase (decrease) in net assets resulting from capital share transactions	(42,385,238)	62,893,191	541,940	6,598,030
Net Increase (Decrease) in Net Assets	(17,286,988)	33,473,747	1,877,587	6,003,468
NET ASSETS:
Beginning of period	$381,294,709	$347,820,962	$7,315,546	$1,312,078
End of period	$364,007,721	$381,294,709	$9,193,133	$7,315,546
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	8,205,000	7,005,000	300,000	50,000
Shares created	220,000	5,160,000	75,000	325,000
Shares redeemed	(1,130,000)	(3,960,000)	(50,000)	(75,000)
Shares outstanding, end of period	7,295,000	8,205,000	325,000	300,000
See Notes to Financial Statements.

WisdomTree Trust    111

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree U.S. Total Dividend Fund		WisdomTree U.S. Value Fund
	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$14,793,926	$27,839,351	$12,099,491	$8,622,271
Net realized gain on investments	29,976,188	97,414,714	13,113,187	43,448,253
Net increase (decrease) in net unrealized appreciation/depreciation on investments	94,707,935	9,962,732	133,858,831	(30,426,219)
Net increase in net assets resulting from operations	139,478,049	135,216,797	159,071,509	21,644,305
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(15,095,250)	(27,739,285)	(12,424,900)	(8,103,190)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	53,051,119	223,568,473	1,012,225,841	730,943,168
Cost of shares redeemed	(70,956,674)	(215,278,726)	(200,578,811)	(196,307,650)
Net increase (decrease) in net assets resulting from capital share transactions	(17,905,555)	8,289,747	811,647,030	534,635,518
Net Increase in Net Assets	106,477,244	115,767,259	958,293,639	548,176,633
NET ASSETS:
Beginning of period	$1,339,740,599	$1,223,973,340	$825,322,343	$277,145,710
End of period	$1,446,217,843	$1,339,740,599	$1,783,615,982	$825,322,343
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	17,400,000	17,300,000	10,050,000	3,670,000
Shares created	700,000	2,850,000	11,790,000	8,710,000
Shares redeemed	(900,000)	(2,750,000)	(2,230,000)	(2,330,000)
Shares outstanding, end of period	17,200,000	17,400,000	19,610,000	10,050,000

See Notes to Financial Statements.

112    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. AI Enhanced Value Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of period	$109.84	$101.79	$91.65	$99.02	$94.15	$64.64
Investment Operations:
Net investment income[2]	0.94	2.21	2.35	2.01	2.70	2.67
Net realized and unrealized gain (loss)	4.50	7.97	10.19	(7.31)	4.95	29.49
Total from investment operations	5.44	10.18	12.54	(5.30)	7.65	32.16
Dividends to shareholders:
Net investment income	(0.94)	(2.13)	(2.40)	(2.07)	(2.78)	(2.65)
Net asset value, end of period	$114.34	$109.84	$101.79	$91.65	$99.02	$94.15
TOTAL RETURN[3]	4.97%	10.09%	13.93%	(5.25)%	8.19%	50.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$388,749	$387,183	$379,175	$396,367	$492,636	$555,491
Ratio to average net assets of:
Expenses[4,5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.70%[6]	2.07%	2.53%	2.17%	2.76%	3.40%
Portfolio turnover rate[7]	41%	125%	127%	150%	96%[8,9]	47%
WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$98.99	$86.63	$82.28	$87.98	$76.26	$56.58
Investment Operations:
Net investment income[2]	1.70	3.39	3.40	3.26	2.88	2.71
Net realized and unrealized gain (loss)	1.84	12.39	4.23	(5.45)	11.30	19.94
Total from investment operations	3.54	15.78	7.63	(2.19)	14.18	22.65
Dividends to shareholders:
Net investment income	(1.80)	(3.42)	(3.28)	(3.51)	(2.46)	(2.97)
Net asset value, end of period	$100.73	$98.99	$86.63	$82.28	$87.98	$76.26
TOTAL RETURN[3]	3.67%	18.60%	9.68%	(2.49)%	18.96%	40.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,294,440	$1,237,402	$1,100,207	$1,337,100	$1,024,960	$774,034
Ratio to average net assets of:
Expenses[4,5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.50%[6]	3.69%	4.23%	3.84%	3.56%	4.13%
Portfolio turnover rate[7]	2%	38%	30%	47%	38%	43%

1   The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Annualized.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

9   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

WisdomTree Trust    113

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of period	$79.38	$72.19	$61.86	$65.66	$57.27	$40.47
Investment Operations:
Net investment income[2]	0.85	1.59	1.60	1.59	1.42	1.36
Net realized and unrealized gain (loss)	7.66	7.19	10.30	(3.74)	8.33	16.79
Total from investment operations	8.51	8.78	11.90	(2.15)	9.75	18.15
Dividends to shareholders:
Net investment income	(0.86)	(1.59)	(1.57)	(1.65)	(1.36)	(1.35)
Net asset value, end of period	$87.03	$79.38	$72.19	$61.86	$65.66	$57.27
TOTAL RETURN[3]	10.79%	12.26%	19.57%	(3.22)%	17.16%	45.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,421,843	$4,695,364	$4,013,662	$3,470,408	$3,427,240	$2,823,467
Ratio to average net assets of:
Expenses[4,5]	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.08%[6]	2.08%	2.49%	2.58%	2.28%	2.73%
Portfolio turnover rate[7]	1%	16%	15%	20%	19%	20%
WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$59.22	$55.42	$43.76	$48.23	$43.29	$28.10
Investment Operations:
Net investment income[2]	0.45	0.91	0.87	0.84	0.78	0.73
Net realized and unrealized gain (loss)	9.70	3.78	11.67	(4.48)	4.92	15.19
Total from investment operations	10.15	4.69	12.54	(3.64)	5.70	15.92
Dividends to shareholders:
Net investment income	(0.46)	(0.89)	(0.88)	(0.83)	(0.76)	(0.73)
Net asset value, end of period	$68.91	$59.22	$55.42	$43.76	$48.23	$43.29
TOTAL RETURN[3]	17.17%	8.46%	28.94%	(7.42)%	13.19%	57.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,264,541	$1,039,317	$850,748	$658,635	$696,953	$510,794
Ratio to average net assets of:
Expenses[5]	0.08%[6]	0.08%	0.08%	0.08%	0.08%[4]	0.08%[4]
Net investment income	1.43%[6]	1.54%	1.83%	1.95%	1.65%	2.00%
Portfolio turnover rate[7]	1%	16%	14%	22%	22%	21%

1   Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Annualized.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

114    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$49.47	$48.81	$41.02	$44.31	$40.40	$24.19
Investment Operations:
Net investment income[1]	0.64	1.18	1.14	1.19	0.99	0.80
Net realized and unrealized gain (loss)	2.80	0.65	7.78	(3.27)	3.89	16.24
Total from investment operations	3.44	1.83	8.92	(2.08)	4.88	17.04
Dividends to shareholders:
Net investment income	(0.63)	(1.17)	(1.13)	(1.21)	(0.97)	(0.83)
Net asset value, end of period	$52.28	$49.47	$48.81	$41.02	$44.31	$40.40
TOTAL RETURN[2]	7.00%	3.74%	22.17%	(4.56)%	12.17%	71.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,777,175	$3,623,434	$3,658,118	$3,220,003	$3,210,599	$2,904,494
Ratio to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.54%[5]	2.35%	2.67%	2.85%	2.31%	2.55%
Portfolio turnover rate[6]	3%	27%	26%	40%	38%	57%
WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$59.55	$61.08	$49.77	$54.66	$50.86	$26.44
Investment Operations:
Net investment income[1]	0.51	0.78	0.76	0.75	0.72	0.56
Net realized and unrealized gain (loss)	6.27	(1.55)	11.32	(4.90)	3.81	24.45
Total from investment operations	6.78	(0.77)	12.08	(4.15)	4.53	25.01
Dividends to shareholders:
Net investment income	(0.49)	(0.76)	(0.77)	(0.74)	(0.73)	(0.59)
Net asset value, end of period	$65.85	$59.55	$61.08	$49.77	$54.66	$50.86
TOTAL RETURN[2]	11.44%	(1.27)%	24.47%	(7.50)%	8.93%	95.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$846,141	$747,398	$827,692	$716,692	$811,672	$706,997
Ratio to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.65%[5]	1.27%	1.42%	1.50%	1.34%	1.49%
Portfolio turnover rate[6]	5%	40%	32%	40%	50%	50%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    115

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Quality Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$25.31	$27.92	$24.84
Investment Operations:
Net investment income[1]	0.10	0.19	0.04
Net realized and unrealized gain (loss)	2.88	(2.49)	3.04
Total from investment operations	2.98	(2.30)	3.08
Dividends to shareholders:
Net investment income	—	(0.31)	—
Net asset value, end of period	$28.30	$25.31	$27.92
TOTAL RETURN[2]	11.81%	(8.31)%	12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,415	$1,266	$4,187
Ratio to average net assets of:
Expenses	0.38%[3]	0.38%[4]	0.38%[3]
Net investment income	0.73%[3]	0.72%	0.74%[3]
Portfolio turnover rate[5]	42%	50%	0%[6]
WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$49.67	$46.52	$37.51	$40.90	$37.83	$24.58
Investment Operations:
Net investment income[1]	0.35	0.65	0.59	0.65	0.63	0.39
Net realized and unrealized gain (loss)	2.56	3.15	9.02	(3.40)	3.03	13.26
Total from investment operations	2.91	3.80	9.61	(2.75)	3.66	13.65
Dividends to shareholders:
Net investment income	(0.34)	(0.65)	(0.60)	(0.64)	(0.59)	(0.40)
Net asset value, end of period	$52.24	$49.67	$46.52	$37.51	$40.90	$37.83
TOTAL RETURN[2]	5.88%	8.20%	25.84%	(6.68)%	9.68%	55.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$395,726	$370,056	$291,930	$262,564	$223,949	$148,490
Ratio to average net assets of:
Expenses	0.28%[3]	0.28%[4]	0.28%	0.28%	0.28%	0.28%
Net investment income	1.37%[3]	1.35%	1.46%	1.72%	1.58%	1.21%
Portfolio turnover rate[5]	53%	109%	115%	102%	152%	147%

*      Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   Amount represents less than 1%.

See Notes to Financial Statements.

116    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$79.83	$76.22	$62.35	$63.56	$57.14	$38.85
Investment Operations:
Net investment income[1]	0.61	1.29	1.24	1.28	1.22	1.07
Net realized and unrealized gain (loss)	9.18	3.58	13.86	(1.17)	6.37	18.27
Total from investment operations	9.79	4.87	15.10	0.11	7.59	19.34
Dividends to shareholders:
Net investment income	(0.65)	(1.26)	(1.23)	(1.32)	(1.17)	(1.05)
Net asset value, end of period	$88.96	$79.83	$76.22	$62.35	$63.56	$57.14
TOTAL RETURN[2]	12.30%	6.39%	24.48%	0.29%	13.36%	50.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,271,064	$14,807,720	$12,701,587	$8,126,909	$7,033,318	$5,576,647
Ratio to average net assets of:
Expenses	0.28%[3]	0.28%[4]	0.28%	0.28%	0.28%	0.28%
Net investment income	1.48%[3]	1.61%	1.84%	2.12%	1.98%	2.15%
Portfolio turnover rate[5]	2%	35%	25%	28%	30%	30%
WisdomTree U.S. Quality Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$43.94	$41.10	$28.39	$25.11
Investment Operations:
Net investment income[1]	0.03	0.11	0.10	0.03
Net realized and unrealized gain	13.38	2.80	12.65	3.25
Total from investment operations	13.41	2.91	12.75	3.28
Dividends to shareholders:
Net investment income	—	(0.07)	(0.04)	—
Net asset value, end of period	$57.35	$43.94	$41.10	$28.39
TOTAL RETURN[2]	30.52%	7.06%	44.93%	13.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,829,350	$867,776	$349,333	$2,839
Ratio to average net assets of:
Expenses	0.28%[3]	0.28%[4]	0.28%	0.28%[3]
Net investment income	0.13%[3]	0.23%	0.29%	0.45%[3]
Portfolio turnover rate[5]	15%	21%	27%	1%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    117

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$31.95	$32.70	$28.56	$31.86	$31.09	$18.11
Investment Operations:
Net investment income[1]	0.54	0.93	0.86	0.88	0.85	0.66
Net realized and unrealized gain (loss)	1.73	(0.71)	4.12	(3.31)	0.76	12.99
Total from investment operations	2.27	0.22	4.98	(2.43)	1.61	13.65
Dividends to shareholders:
Net investment income	(0.51)	(0.97)	(0.84)	(0.87)	(0.84)	(0.67)
Net asset value, end of period	$33.71	$31.95	$32.70	$28.56	$31.86	$31.09
TOTAL RETURN[2]	7.18%	0.58%	17.79%	(7.59)%	5.18%	76.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,890,920	$1,851,246	$1,996,438	$1,856,681	$1,881,545	$1,829,823
Ratio to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.36%[5]	2.77%	2.93%	2.98%	2.66%	2.78%
Portfolio turnover rate[6]	5%	28%	33%	38%	39%	53%
WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$48.76	$50.10	$43.24	$47.94	$47.23	$22.38
Investment Operations:
Net investment income[1]	0.41	0.73	0.62	0.62	0.73	0.44
Net realized and unrealized gain (loss)	6.97	(1.34)	6.86	(4.73)	0.78	24.85
Total from investment operations	7.38	(0.61)	7.48	(4.11)	1.51	25.29
Dividends to shareholders:
Net investment income	(0.41)	(0.73)	(0.62)	(0.59)	(0.80)	(0.44)
Net asset value, end of period	$55.73	$48.76	$50.10	$43.24	$47.94	$47.23
TOTAL RETURN[2]	15.17%	(1.27)%	17.43%	(8.51)%	3.11%	113.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$626,967	$572,929	$648,815	$570,765	$692,732	$609,327
Ratio to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.61%[5]	1.42%	1.36%	1.40%	1.47%	1.33%
Portfolio turnover rate[6]	3%	51%	47%	51%	54%	56%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Annualized.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

118    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
Net asset value, beginning of period	$46.47	$49.65	$41.59	$44.65	$45.96	$25.02
Investment Operations:
Net investment income[1]	0.71	1.19	1.08	1.17	1.14	0.94
Net realized and unrealized gain (loss)	3.49	(3.20)	8.06	(3.06)	(1.32)	20.92
Total from investment operations	4.20	(2.01)	9.14	(1.89)	(0.18)	21.86
Dividends to shareholders:
Net investment income	(0.77)	(1.17)	(1.08)	(1.17)	(1.13)	(0.92)
Net asset value, end of period	$49.90	$46.47	$49.65	$41.59	$44.65	$45.96
TOTAL RETURN[2]	9.13%	(4.18)%	22.40%	(4.14)%	(0.45)%	88.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$364,008	$381,295	$347,821	$225,625	$224,833	$187,733
Ratio to average net assets of:
Expenses	0.38%[3]	0.38%[4]	0.38%	0.38%	0.38%	0.38%
Net investment income	2.99%[3]	2.37%	2.49%	2.81%	2.49%	2.67%
Portfolio turnover rate[5]	5%	56%	51%	51%	60%	83%
WisdomTree U.S. SmallCap Quality Growth Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$24.39	$26.24	$24.79
Investment Operations:
Net investment income[1]	0.11	0.16	0.04
Net realized and unrealized gain (loss)	3.79	(1.92)	1.41
Total from investment operations	3.90	(1.76)	1.45
Dividends to shareholders:
Net investment income	—	(0.09)	—
Capital gains	—	(0.00)[6]	—
Total dividends and distributions to shareholders	—	(0.09)	—
Net asset value, end of period	$28.29	$24.39	$26.24
TOTAL RETURN[2]	15.99%	(6.76)%	5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$9,193	$7,316	$1,312
Ratio to average net assets of:
Expenses	0.38%[3]	0.38%[4]	0.38%[3]
Net investment income	0.82%[3]	0.58%	0.84%[3]
Portfolio turnover rate[5]	46%	74%	1%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust    119

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]
Net asset value, beginning of period	$77.00	$70.75	$60.55	$64.52	$56.49	$39.19
Investment Operations:
Net investment income[2]	0.85	1.60	1.60	1.60	1.43	1.33
Net realized and unrealized gain (loss)	7.11	6.24	10.15	(3.86)	7.94	17.30
Total from investment operations	7.96	7.84	11.75	(2.26)	9.37	18.63
Dividends to shareholders:
Net investment income	(0.87)	(1.59)	(1.55)	(1.71)	(1.34)	(1.33)
Net asset value, end of period	$84.08	$77.00	$70.75	$60.55	$64.52	$56.49
TOTAL RETURN[3]	10.39%	11.16%	19.75%	(3.44)%	16.73%	48.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,446,218	$1,339,741	$1,223,973	$1,077,788	$1,080,629	$875,531
Ratio to average net assets of:
Expenses	0.28%[4]	0.28%[5]	0.28%	0.28%	0.28%	0.28%
Net investment income	2.15%[4]	2.14%	2.54%	2.64%	2.33%	2.73%
Portfolio turnover rate[6]	1%	17%	15%	19%	22%	22%
WisdomTree U.S. Value Fund	For the Six Months Ended September 30, 2025 (unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[7]	For the Year Ended March 31, 2021[7]
Net asset value, beginning of period	$82.12	$75.52	$58.65	$61.47	$56.19	$32.52
Investment Operations:
Net investment income[2]	0.78	1.57	1.27	1.17	1.08	0.76
Net realized and unrealized gain (loss)	8.74	6.36	16.79	(2.83)	5.19	23.79
Total from investment operations	9.52	7.93	18.06	(1.66)	6.27	24.55
Dividends to shareholders:
Net investment income	(0.69)	(1.33)	(1.19)	(1.16)	(0.99)	(0.88)
Net asset value, end of period	$90.95	$82.12	$75.52	$58.65	$61.47	$56.19
TOTAL RETURN[3]	11.62%	10.56%	31.10%	(2.54)%	11.16%	76.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,783,616	$825,322	$277,146	$147,214	$113,714	$58,441
Ratio to average net assets of:
Expenses	0.12%[4]	0.12%[5]	0.12%	0.12%[5,8]	0.30%[9]	0.38%
Net investment income	1.81%[4]	1.96%	1.97%	2.02%	1.77%	1.76%
Portfolio turnover rate[6]	56%	105%	64%	66%	62%	59%

1   Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Annualized.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7   Per share amounts were adjusted to reflect a 2:1 share split effective June 10, 2021.

8   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

9   Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

See Notes to Financial Statements.

120    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Quality Growth Fund (“U.S. MidCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Growth Fund (“U.S. Quality Growth Fund”)	December 15, 2022
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. SmallCap Quality Growth Fund (“U.S. SmallCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments

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Notes to Financial Statements (unaudited) (continued)

are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the six months ended September 30, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. MidCap Fund
Equity risk	$29,555
U.S. Multifactor Fund
Equity risk	41,402
[1] Realized gains on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain from futures contracts

During the six months ended September 30, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
Futures contracts (long)
U.S. MidCap Fund
Equity risk[1]	$400,253
U.S. Multifactor Fund
Equity risk[1]	625,570
[1] The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer

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Notes to Financial Statements (unaudited) (continued)

as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/ depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013 , WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. MidCap Fund and U.S. Multifactor Fund each utilized equity futures contracts on a temporary basis during the fiscal year to obtain market exposure consistent with their investment objective during each Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

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Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2025, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from

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Notes to Financial Statements (unaudited) (continued)

a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2025, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2025, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the U.S. AI Enhanced Value Fund were provided by Mellon and thereafter Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. MidCap Quality Growth Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. SmallCap Quality Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Government Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2025		For the Six Months Ended September 30, 2025
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. AI Enhanced Value Fund	1	$114	$1
U.S. High Dividend Fund	100	10,075	213
U.S. LargeCap Dividend Fund	1	87	1
U.S. LargeCap Fund	792	54,600	348
U.S. MidCap Dividend Fund	389	20,345	242
U.S. MidCap Fund	12	791	6
U.S. Multifactor Fund	646	33,766	207
U.S. Quality Dividend Growth Fund	1,520	135,219	976
U.S. Quality Growth Fund	1,520	87,187	—
U.S. SmallCap Dividend Fund	143	4,816	72
U.S. SmallCap Fund	162	9,051	66
U.S. SmallCap Quality Dividend Growth Fund	260	12,995	190
U.S. Total Dividend Fund	408	34,272	352
U.S. Value Fund	435	39,589	298

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

APs purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
U.S. AI Enhanced Value Fund	$158,135,031	$158,066,693	$—	$13,775,005
U.S. High Dividend Fund	23,613,045	19,256,722	52,019,078	23,488,851
U.S. LargeCap Dividend Fund	43,813,259	39,957,628	311,737,554	64,333,925
U.S. LargeCap Fund	5,979,006	5,870,413	109,500,804	57,673,765
U.S. MidCap Dividend Fund	121,319,887	120,732,224	22,925,369	74,726,473
U.S. MidCap Fund	37,050,640	36,761,793	46,365,366	25,392,750
U.S. MidCap Quality Growth Fund	559,009	553,921	—	—
U.S. Multifactor Fund	208,153,122	207,821,885	61,315,867	56,510,670
U.S. Quality Dividend Growth Fund	302,066,061	289,230,302	481,360,630	738,516,756
U.S. Quality Growth Fund	217,001,787	216,705,583	674,747,499	88,569,240
U.S. SmallCap Dividend Fund	89,608,506	87,073,612	34,254,852	95,085,391
U.S. SmallCap Fund	20,596,120	20,048,190	9,201,896	34,183,560
U.S. SmallCap Quality Dividend Growth Fund	18,940,759	19,412,120	10,188,430	52,463,773
U.S. SmallCap Quality Growth Fund	3,873,024	3,841,346	1,878,841	1,333,040
U.S. Total Dividend Fund	9,139,831	8,364,411	52,903,134	70,845,285
U.S. Value Fund	738,298,133	734,419,975	1,007,845,902	201,423,219

6. FEDERAL INCOME TAXES

At September 30, 2025, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. AI Enhanced Value Fund	$375,602,666	$39,775,487	$(25,927,194)	$13,848,293
U.S. High Dividend Fund	1,136,685,676	214,219,821	(57,395,959)	156,823,862
U.S. LargeCap Dividend Fund	3,913,110,198	1,589,057,841	(83,644,407)	1,505,413,434
U.S. LargeCap Fund	902,057,894	387,961,079	(25,865,017)	362,096,062
U.S. MidCap Dividend Fund	3,294,966,402	739,183,205	(256,701,021)	482,482,184
U.S. MidCap Fund	741,043,380	165,763,149	(58,627,760)	107,135,389
U.S. MidCap Quality Growth Fund	1,294,019	206,656	(85,494)	121,162
U.S. Multifactor Fund	362,950,282	51,337,851	(17,440,142)	33,897,709
U.S. Quality Dividend Growth Fund	12,788,418,810	3,906,684,896	(429,907,768)	3,476,777,128
U.S. Quality Growth Fund	1,524,471,488	335,493,854	(30,232,085)	305,261,769
U.S. SmallCap Dividend Fund	1,832,825,132	336,527,258	(251,759,241)	84,768,017
U.S. SmallCap Fund	609,095,013	126,171,212	(93,959,761)	32,211,451
U.S. SmallCap Quality Dividend Growth Fund	385,581,592	43,176,042	(62,814,199)	(19,638,157)
U.S. SmallCap Quality Growth Fund	8,905,131	1,640,745	(1,018,130)	622,615
U.S. Total Dividend Fund	1,026,560,857	450,611,146	(31,089,152)	419,521,994
U.S. Value Fund	1,643,261,396	177,462,439	(38,667,393)	138,795,046

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities.
WisdomTree Trust    129

Notes to Financial Statements (unaudited) (concluded)

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 — Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

130    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interest Trustee
Jonathan Steinberg	$ —
Independent Trustees
David G. Chrencik	207,384
Joel Goldberg	216,810
Melinda Raso Kirstein	207,384
Phillip Goff	188,531
Toni Massaro	197,957
Victor Ugolyn	282,796

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya” and together with “Mellon”, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and

WisdomTree Trust    131

Additional Information (unaudited) (continued)

restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

132    WisdomTree Trust

Additional Information (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust    133

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya” and together with “Mellon”, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds' Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 5, 2025

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 5, 2025